JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 66.5%
Fixed Income — 15.8%
iShares TIPS Bond ETF	46,700	5,280,369
Vanguard Short-Term Bond ETF	82,700	6,582,093
Vanguard Total International Bond ETF	1,335,950	74,505,932

Total Fixed Income		86,368,394

International Equity — 14.0%
iShares MSCI EAFE ETF	769,540	49,912,364
iShares MSCI Japan ETF	100,250	5,485,680
JPMorgan BetaBuilders Canada ETF (a)	452,200	10,812,102
JPMorgan BetaBuilders Europe ETF (a)	435,400	10,266,732

Total International Equity		76,476,878

U.S. Equity — 36.7%
iShares Core S&P 500 ETF	235,500	67,013,880
SPDR S&P 500 ETF Trust	470,900	133,019,832

Total U.S. Equity		200,033,712

TOTAL EXCHANGE TRADED FUNDS (Cost $303,626,378)		362,878,984

INVESTMENT COMPANIES — 27.8%
Alternative Assets — 5.0%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	752,587	8,022,578
Boston Partners Global Long/Short Fund Class Institutional Shares *	219,827	2,358,741
CRM Long/Short Opportunities Fund Class Institutional Shares *	283,317	2,881,335
Equinox IPM Systematic Macro Fund Class I Shares	491,172	4,857,694
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	58,199	8,997,283

Total Alternative Assets		27,117,631

Fixed Income — 20.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,925,088	56,786,269
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,304,051	10,732,337
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,126,667	10,917,402
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	942,883	10,513,146
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	998,567	10,774,540
Lord Abbett Short Duration Income Fund Class F3 Shares	2,410,803	10,101,263

Total Fixed Income		109,824,957

International Equity — 1.2%
Oakmark International Fund Class Institutional Shares	296,155	6,604,257

U.S. Equity — 1.5%
JPMorgan Equity Focus Fund Class I Shares (a)	83,260	2,436,362
JPMorgan Equity Income Fund Class R6 Shares (a)	174,644	3,052,769
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	91,632	2,471,327

Total U.S. Equity		7,960,458

TOTAL INVESTMENT COMPANIES (Cost $149,684,240)		151,507,303

COMMON STOCKS — 3.9%
Aerospace & Defense — 0.1%
Airbus SE (France)	2,532	335,582
Meggitt plc (United Kingdom)	12,078	79,178
Safran SA (France)	2,133	292,350

		707,110

Airlines — 0.0% (c)
Ryanair Holdings plc, ADR (Ireland) *	451	33,798

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	700	25,059
Autoliv, Inc., SDR (Sweden)	573	42,054
Denso Corp. (Japan)	795	31,060
Magna International, Inc. (Canada)	1,517	73,863
Stanley Electric Co. Ltd. (Japan)	1,300	35,032
Sumitomo Rubber Industries Ltd. (Japan)	2,100	25,222
Veoneer, Inc., SDR (Sweden) *	863	20,147

		252,437

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	575	44,398
Honda Motor Co. Ltd. (Japan)	1,100	29,877
Suzuki Motor Corp. (Japan)	1,200	53,193
Toyota Motor Corp. (Japan)	2,200	129,604

		257,072

Banks — 0.3%
ABN AMRO Group NV, CVA (Netherlands) (d)	5,477	123,476
Australia & New Zealand Banking Group Ltd. (Australia)	4,446	82,226
Barclays plc, ADR (United Kingdom)	1,839	14,712
BNP Paribas SA (France)	3,668	174,553
Commerzbank AG (Germany)	2,726	21,134
Danske Bank A/S (Denmark)	2,579	45,333
DBS Group Holdings Ltd. (Singapore)	6,689	124,863
DNB ASA (Norway)	8,314	153,142
Erste Group Bank AG (Austria)	657	24,147
HDFC Bank Ltd., ADR (India)	1,190	137,933
ING Groep NV (Netherlands)	8,370	101,422
Intesa Sanpaolo SpA (Italy)	20,131	49,130
KBC Group NV (Belgium)	854	59,704
Lloyds Banking Group plc (United Kingdom)	158,783	128,643
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,000	84,078
National Bank of Canada (Canada)	1,665	75,142
Nordea Bank Abp (Finland)	5,523	42,057
Standard Chartered plc (United Kingdom)	6,284	48,439
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,500	53,909
Svenska Handelsbanken AB, Class A (Sweden)	15,372	162,298
United Overseas Bank Ltd. (Singapore)	2,500	46,643

		1,752,984

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Beverages — 0.2%
Carlsberg A/S, Class B (Denmark)	2,007	250,972
Diageo plc (United Kingdom)	7,372	301,677
Kirin Holdings Co. Ltd. (Japan)	1,700	40,670
Pernod Ricard SA (France)	1,585	284,604

		877,923

Biotechnology — 0.1%
BeiGene Ltd., ADR (China) *	360	47,520
CSL Ltd. (Australia)	230	31,913
Genmab A/S (Denmark) *	781	135,518
Grifols SA (Preference), Class B (Spain)	2,314	46,415

		261,366

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	5,724	123,537

Capital Markets — 0.1%
Close Brothers Group plc (United Kingdom)	859	16,287
Deutsche Boerse AG (Germany)	567	72,701
GAM Holding AG (Switzerland) *	2,424	7,572
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,900	136,260
London Stock Exchange Group plc (United Kingdom)	3,493	216,063
Macquarie Group Ltd. (Australia)	884	81,413

		530,296

Chemicals — 0.1%
Air Liquide SA (France)	958	121,916
Asahi Kasei Corp. (Japan)	14,549	150,673
BASF SE (Germany)	1,044	76,992
Covestro AG (Germany) (d)	743	40,992
Givaudan SA (Registered) (Switzerland)	29	74,226
Johnson Matthey plc (United Kingdom)	1,629	66,804
Kansai Paint Co. Ltd. (Japan)	3,333	63,710
Shin-Etsu Chemical Co. Ltd. (Japan)	823	69,255
Tosoh Corp. (Japan)	900	14,043
Umicore SA (Belgium)	1,343	59,774

		738,385

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,786	44,088

Containers & Packaging — 0.0% (c)
Amcor Ltd. (Australia)	7,821	85,573

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	9,269	54,629
Element Fleet Management Corp. (Canada)	9,607	60,747
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	6,300	32,160

		147,536

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) * (d)	452,000	104,990
Koninklijke KPN NV (Netherlands)	34,921	110,852
KT Corp. (South Korea)	1,227	30,411
Nippon Telegraph & Telephone Corp. (Japan)	4,200	179,051
Telecom Italia SpA (Italy)	51,298	29,133
Telefonica Deutschland Holding AG (Germany)	17,029	53,467
Telefonica SA (Spain)	5,656	47,380
Telstra Corp. Ltd. (Australia)	6,603	15,570

		570,854

Electric Utilities — 0.1%
Enel SpA (Italy)	21,490	137,704
Iberdrola SA (Spain)	12,372	108,623
SSE plc (United Kingdom)	401	6,204

		252,531

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	3,872	72,772
Legrand SA (France)	659	44,120
Melrose Industries plc (United Kingdom)	18,677	44,611
Mitsubishi Electric Corp. (Japan)	8,900	114,831
Nidec Corp. (Japan)	689	87,734
Prysmian SpA (Italy)	2,282	43,250

		407,318

Electronic Equipment, Instruments & Components — 0.2%
Hamamatsu Photonics KK (Japan)	5,934	230,198
Keyence Corp. (Japan)	473	295,717
Murata Manufacturing Co. Ltd. (Japan)	5,167	258,583
Omron Corp. (Japan)	1,000	46,981

		831,479

Energy Equipment & Services — 0.0% (c)
Ensco plc, Class A	12,525	49,223
WorleyParsons Ltd. (Australia)	4,666	46,831

		96,054

Entertainment — 0.0% (c)
Nordic Entertainment Group AB, Class B (Sweden) *	2,848	66,779

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	3,169	30,825
Scentre Group (Australia)	16,206	47,307
Unibail-Rodamco-Westfield (France)	216	35,409

		113,541

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1,800	67,914

Food Products — 0.2%
Danone SA (France)	1,769	136,215
Nestle SA (Registered) (Switzerland)	6,317	602,328
Wilmar International Ltd. (Singapore)	20,100	49,147

		787,690

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	6,000	34,071

Health Care Equipment & Supplies — 0.1%
Elekta AB, Class B (Sweden)	4,126	51,394
GN Store Nord A/S (Denmark)	909	42,216
Hoya Corp. (Japan)	920	60,938
Koninklijke Philips NV (Netherlands)	6,619	270,436
Sartorius AG (Preference) (Germany)	238	40,902

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Siemens Healthineers AG (Germany) (d)	986	41,166
Sonova Holding AG (Registered) (Switzerland)	223	44,192
Straumann Holding AG (Registered) (Switzerland)	110	89,925

		641,169

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,605	89,707
Miraca Holdings, Inc. (Japan)	800	19,887

		109,594

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	2,830	66,585
Huazhu Group Ltd., ADR (China)	1,200	50,568
InterContinental Hotels Group plc (United Kingdom)	1,146	68,969
Wynn Macau Ltd. (Macau)	13,510	31,906

		218,028

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	6,100	52,595
Persimmon plc (United Kingdom)	2,069	58,523
Sony Corp. (Japan)	900	37,999

		149,117

Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,513	125,916
Unicharm Corp. (Japan)	3,685	122,166

		248,082

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	2,100	51,209

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (Hong Kong)	8,096	85,132
DCC plc (United Kingdom)	766	66,277
Jardine Matheson Holdings Ltd. (Hong Kong)	2,188	136,596
Rheinmetall AG (Germany)	1,370	143,021
Sembcorp Industries Ltd. (Singapore)	8,200	15,466
Siemens AG (Registered) (Germany)	1,608	172,928

		619,420

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	46,539	465,379
Aon plc	420	71,694
Aviva plc (United Kingdom)	10,580	56,893
AXA SA (France)	4,798	120,674
Direct Line Insurance Group plc (United Kingdom)	17,054	78,452
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	497	117,786
Ping An Insurance Group Co. of China Ltd., Class H (China)	7,000	78,808
Prudential plc (United Kingdom)	10,127	203,001
RSA Insurance Group plc (United Kingdom)	4,810	31,831
Sampo OYJ, Class A (Finland)	1,296	58,738
Storebrand ASA (Norway)	8,460	65,908
Sun Life Financial, Inc. (Canada)	2,595	99,695
Tokio Marine Holdings, Inc. (Japan)	2,000	96,893
Zurich Insurance Group AG (Switzerland)	272	90,042

		1,635,794

Interactive Media & Services — 0.1%
Baidu, Inc., ADR (China) *	236	38,905
NAVER Corp. (South Korea)	261	28,564
Tencent Holdings Ltd. (China)	2,500	114,970
Yahoo Japan Corp. (Japan)	10,500	25,753
YY, Inc., ADR (China) *	645	54,186

		262,378

Internet & Direct Marketing Retail — 0.0% (c)
Alibaba Group Holding Ltd., ADR (China) *	385	70,243
MercadoLibre, Inc. (Argentina) *	160	81,237
Naspers Ltd., Class N, ADR (South Africa)	1,095	50,841
Zalando SE (Germany) * (d)	802	31,263

		233,584

IT Services — 0.0% (c)
Infosys Ltd., ADR (India)	2,900	31,697

Machinery — 0.1%
Knorr-Bremse AG (Germany) *	433	43,074
SMC Corp. (Japan)	696	262,362
THK Co. Ltd. (Japan)	2,500	62,091

		367,527

Media — 0.1%
CyberAgent, Inc. (Japan)	900	36,828
Eutelsat Communications SA (France)	2,394	41,924
JCDecaux SA (France)	1,963	59,718
Modern Times Group MTG AB, Class B (Sweden)	2,848	36,511
MultiChoice Group Ltd., ADR (South Africa) *	219	1,824
SES SA, FDR (Luxembourg)	240	3,733
Stroeer SE & Co. KGaA (Germany)	617	36,160
WPP plc (United Kingdom)	6,080	64,230

		280,928

Metals & Mining — 0.1%
Antofagasta plc (Chile)	4,261	53,610
BHP Group Ltd. (Australia)	925	25,283
BHP Group plc (Australia)	3,029	73,081
Independence Group NL (Australia)	12,944	44,773
Rio Tinto Ltd. (Australia)	474	33,010
Rio Tinto plc (Australia)	590	34,293
South32 Ltd. (Australia)	14,248	37,840
Sumitomo Metal Mining Co. Ltd. (Japan)	1,200	35,558

		337,448

Multiline Retail — 0.0% (c)
Lojas Renner SA (Brazil)	3,167	35,218
Ryohin Keikaku Co. Ltd. (Japan)	162	41,121

		76,339

Multi-Utilities — 0.0% (c)
E.ON SE (Germany)	2,502	27,843
Engie SA (France)	6,139	91,550
National Grid plc (United Kingdom)	5,979	66,369

		185,762

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	3,795	137,448
Equinor ASA (Norway)	3,040	66,637
Royal Dutch Shell plc, Class B (Netherlands)	5,577	176,264
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,958	125,214
TOTAL SA (France)	4,091	227,661

		733,224

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,237	51,875

Personal Products — 0.1%
Kose Corp. (Japan)	500	92,156
L’Oreal SA (France)	1,020	274,677
Pola Orbis Holdings, Inc. (Japan)	800	25,589
Unilever plc (United Kingdom)	4,083	235,028

		627,450

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	8,100	121,709
AstraZeneca plc (United Kingdom)	4,883	389,768
Bayer AG (Registered) (Germany)	1,901	122,409
GlaxoSmithKline plc, ADR (United Kingdom)	2,702	112,916
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,676	51,252
Novartis AG (Registered) (Switzerland)	3,149	302,680
Novo Nordisk A/S, Class B (Denmark)	6,345	331,624
Roche Holding AG (Switzerland)	769	211,902
Sanofi (France)	1,354	119,726
Shionogi & Co. Ltd. (Japan)	805	49,976
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,545	31,472

		1,845,434

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	2,119	122,213
Recruit Holdings Co. Ltd. (Japan)	2,000	57,341
RELX plc (United Kingdom)	5,488	117,439
TechnoPro Holdings, Inc. (Japan)	100	5,991

		302,984

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	2,200	55,421

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	412	36,866
Central Japan Railway Co. (Japan)	300	69,734
DSV A/S (Denmark)	760	62,891

		169,491

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	1,367	256,927
Broadcom, Inc.	380	114,270
NXP Semiconductors NV (Netherlands)	719	63,552
Renesas Electronics Corp. (Japan) *	4,700	21,842
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5,286	216,515
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	19,000	152,172
Tokyo Electron Ltd. (Japan)	400	58,023

		883,301

Software — 0.0% (c)
SAP SE (Germany)	1,934	223,579

Specialty Retail — 0.0% (c)
BCA Marketplace plc (United Kingdom)	36,142	93,044
Kingfisher plc (United Kingdom)	20,666	63,377

		156,421

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	3,310	130,556
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	41	32,734

		163,290

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc (United Kingdom)	2,838	72,331
China Hongxing Sports Ltd. (China) ‡	743,000	1
EssilorLuxottica SA (France)	2,331	254,638
Hermes International (France)	70	46,219
Kering SA (France)	334	191,583
LVMH Moet Hennessy Louis Vuitton SE (France)	550	202,584
Moncler SpA (Italy)	1,599	64,535
Samsonite International SA * (d)	35,479	113,995

		945,886

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	810	33,792
Imperial Brands plc (United Kingdom)	1,950	66,704

		100,496

Trading Companies & Distributors — 0.0% (c)
Mitsubishi Corp. (Japan)	2,500	69,603
Sumitomo Corp. (Japan)	7,400	102,596

		172,199

Wireless Telecommunication Services — 0.1%
NTT DOCOMO, Inc. (Japan)	2,910	64,496
SoftBank Group Corp. (Japan)	2,839	276,736
Vodafone Group plc, ADR (United Kingdom)	5,331	96,918
Vodafone Group plc (United Kingdom)	49,034	89,352

		527,502

TOTAL COMMON STOCKS (Cost $16,056,272)		21,446,965

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (a) (e) (Cost $10,583,096)	10,580,766	10,583,940

Total Investments — 100.2% (Cost $479,949,986)		546,417,192
Liabilities in Excess of Other Assets — (0.2%) (f)		(870,233)

Net Assets — 100.0%		545,546,959

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	92.6%
Ireland	1.7
Others (each less than 1.0%)	3.9
Short-Term Investments	1.8
* Percentages indicated are based on total investments as of March 31, 2019.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of March 31, 2019.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$707,110	$—	$707,110
Auto Components	73,863	178,574	—	252,437
Automobiles	—	257,072	—	257,072
Banks	227,787	1,525,197	—	1,752,984
Beverages	—	877,923	—	877,923
Biotechnology	47,520	213,846	—	261,366
Building Products	—	123,537	—	123,537
Capital Markets	—	530,296	—	530,296
Chemicals	—	738,385	—	738,385
Communications Equipment	—	44,088	—	44,088
Containers & Packaging	—	85,573	—	85,573

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Financial Services	$60,747	$86,789	$—	$147,536
Diversified Telecommunication Services	83,878	486,976	—	570,854
Electric Utilities	—	252,531	—	252,531
Electrical Equipment	—	407,318	—	407,318
Electronic Equipment, Instruments & Components	—	831,479	—	831,479
Energy Equipment & Services	49,223	46,831	—	96,054
Equity Real Estate Investment Trusts (REITs)	35,409	78,132	—	113,541
Food & Staples Retailing	—	67,914	—	67,914
Food Products	—	787,690	—	787,690
Gas Utilities	—	34,071	—	34,071
Health Care Equipment & Supplies	—	641,169	—	641,169
Health Care Providers & Services	—	109,594	—	109,594
Hotels, Restaurants & Leisure	50,568	167,460	—	218,028
Household Durables	—	149,117	—	149,117
Household Products	—	248,082	—	248,082
Independent Power and Renewable Electricity Producers	—	51,209	—	51,209
Industrial Conglomerates	—	619,420	—	619,420
Insurance	171,389	1,464,405	—	1,635,794
Interactive Media & Services	93,091	169,287	—	262,378
Machinery	—	367,527	—	367,527
Media	65,275	215,653	—	280,928
Metals & Mining	—	337,448	—	337,448
Multiline Retail	35,218	41,121	—	76,339
Multi-Utilities	—	185,762	—	185,762
Oil, Gas & Consumable Fuels	262,662	470,562	—	733,224
Paper & Forest Products	—	51,875	—	51,875
Personal Products	—	627,450	—	627,450
Pharmaceuticals	195,640	1,649,794	—	1,845,434
Professional Services	—	302,984	—	302,984
Real Estate Management & Development	—	55,421	—	55,421
Road & Rail	36,866	132,625	—	169,491
Semiconductors & Semiconductor Equipment	394,337	488,964	—	883,301
Software	—	223,579	—	223,579
Specialty Retail	—	156,421	—	156,421
Technology Hardware, Storage & Peripherals	—	163,290	—	163,290
Textiles, Apparel & Luxury Goods	—	945,885	1	945,886
Tobacco	—	100,496	—	100,496
Trading Companies & Distributors	—	172,199	—	172,199
Wireless Telecommunication Services	96,918	430,584	—	527,502
Other Common Stocks	365,858	—	—	365,858

Total Common Stocks	2,346,249	19,100,715	1	21,446,965

Exchange-Traded Funds	362,878,984	—	—	362,878,984
Investment Companies	142,510,020	—	—	142,510,020
Short-Term Investments
Investment Companies	10,583,940	—	—	10,583,940

Total Investments in Securities	$518,319,193	$19,100,715	$1	$537,419,909

As of March 31, 2019, certain Investment Companies with a fair value of $8,997,283 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF Shares (a)	$—	$10,540,354	$—	$—	$271,748	$10,812,102	452,200	$50,162	$—
JPMorgan BetaBuilders Europe ETF Shares (a)	—	10,025,916	—	—	240,816	10,266,732	435,400	19,185	—
JPMorgan Core Bond Fund Class R6 Shares (a)	37,189,005	27,300,000	8,699,999	(410,684)	1,407,947	56,786,269	4,925,088	868,140	29,604
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,573,123	—	24,000,000	(713,597)	872,811	10,732,337	1,304,051	600,185	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	23,001,275	—	12,300,000	(1,204,241)	1,420,368	10,917,402	1,126,667	745,914	—
JPMorgan Equity Focus Fund Class I Shares (a)	7,477,575	—	4,299,999	997,277	(1,738,491)	2,436,362	83,260	81,048	808,950
JPMorgan Equity Income Fund Class R6 Shares (a)	7,832,118	—	4,800,000	(442,438)	463,089	3,052,769	174,644	136,104	199,504
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	18,748,006	—	17,833,254	4,385,570	(5,300,322)	—	—	60,705	539,171
JPMorgan High Yield Fund Class R6 Shares (a)	5,874,631	—	5,836,597	450,839	(488,873)	—	—	225,641	—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	—	10,400,000	—	—	113,146	10,513,146	942,883	56,073	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (a) (b)	8,058,593	116,056,567	113,531,485	396	(131)	10,583,940	10,580,766	116,043	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	10,852,650	1,000,000	1,200,000	—	121,890	10,774,540	998,567	185,483	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	7,766,876	—	4,300,001	(1,133,034)	137,486	2,471,327	91,632	39,230	976,401
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	11,729,557	—	11,544,144	3,245	(188,658)	—	—	230,466	—

Total	$173,103,409	$175,322,837	$208,345,479	$1,933,333	$(2,667,174)	$139,346,926		$3,414,379	$2,553,630

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 70.4%
Fixed Income — 6.3%
Vanguard Short-Term Bond ETF	13,200	1,050,588
Vanguard Total International Bond ETF	547,500	30,534,075

Total Fixed Income		31,584,663

International Equity — 18.3%
iShares MSCI EAFE ETF	967,850	62,774,751
iShares MSCI Japan ETF	98,312	5,379,633
JPMorgan BetaBuilders Canada ETF (a)	611,500	14,620,965
JPMorgan BetaBuilders Europe ETF (a)	384,600	9,068,868

Total International Equity		91,844,217

U.S. Equity — 45.8%
iShares Core S&P 500 ETF	288,900	82,209,384
SPDR S&P 500 ETF Trust	520,700	147,087,336

Total U.S. Equity		229,296,720

TOTAL EXCHANGE TRADED FUNDS (Cost $284,097,903)		352,725,600

INVESTMENT COMPANIES — 22.1%
Alternative Assets — 5.1%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	658,514	7,019,755
Boston Partners Global Long/Short Fund Class Institutional Shares *	221,453	2,376,186
CRM Long/Short Opportunities Fund Class Institutional Shares *	259,177	2,635,828
Equinox IPM Systematic Macro Fund Class I Shares	482,179	4,768,748
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	55,063	8,512,498

Total Alternative Assets		25,313,015

Fixed Income — 9.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,497,940	28,801,250
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	453,309	5,054,397
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	461,868	4,983,559
Lord Abbett Short Duration Income Fund Class F3 Shares	2,290,321	9,596,444

Total Fixed Income		48,435,650

International Equity — 4.9%
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	814,218	16,829,882
Oakmark International Fund Class Institutional Shares	352,451	7,859,652

Total International Equity		24,689,534

U.S. Equity — 2.4%
JPMorgan Equity Focus Fund Class I Shares (a)	124,174	3,633,611
JPMorgan Equity Income Fund Class R6 Shares (a)	264,930	4,630,973
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	145,125	3,914,024

Total U.S. Equity		12,178,608

TOTAL INVESTMENT COMPANIES (Cost $104,904,645)		110,616,807

COMMON STOCKS — 6.1%
Aerospace & Defense — 0.2%
Airbus SE (France)	4,458	590,847
Meggitt plc (United Kingdom)	15,723	103,073
Safran SA (France)	3,872	530,699

		1,224,619

Airlines — 0.0%(c)
Ryanair Holdings plc, ADR (Ireland) *	615	46,088

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	900	32,219
Autoliv, Inc., SDR (Sweden)	746	54,751
Denso Corp. (Japan)	1,100	42,976
Magna International, Inc. (Canada)	1,952	95,043
Stanley Electric Co. Ltd. (Japan)	1,800	48,506
Sumitomo Rubber Industries Ltd. (Japan)	2,100	25,222
Veoneer, Inc., SDR (Sweden) *	1,033	24,116

		322,833

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	749	57,833
Honda Motor Co. Ltd. (Japan)	1,500	40,741
Suzuki Motor Corp. (Japan)	1,600	70,925
Toyota Motor Corp. (Japan)	2,900	170,841

		340,340

Banks — 0.5%
ABN AMRO Group NV, CVA (Netherlands) (d)	6,965	157,023
Australia & New Zealand Banking Group Ltd. (Australia)	5,789	107,064
Barclays plc, ADR (United Kingdom)	2,346	18,768
BNP Paribas SA (France)	5,752	273,727
Commerzbank AG (Germany)	2,769	21,467
Danske Bank A/S (Denmark)	3,357	59,008
DBS Group Holdings Ltd. (Singapore)	9,700	181,069
DNB ASA (Norway)	12,063	222,198
Erste Group Bank AG (Austria)	854	31,388
HDFC Bank Ltd., ADR (India)	2,070	239,934
ING Groep NV (Netherlands)	10,897	132,042
Intesa Sanpaolo SpA (Italy)	26,208	63,961
KBC Group NV (Belgium)	1,275	89,136
Lloyds Banking Group plc (United Kingdom)	203,877	165,177
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,200	109,797
National Bank of Canada (Canada)	2,172	98,023
Nordea Bank Abp (Finland)	7,190	54,751
Standard Chartered plc (United Kingdom)	8,180	63,054
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,000	71,878
Svenska Handelsbanken AB, Class A (Sweden)	22,021	232,498
United Overseas Bank Ltd. (Singapore)	3,300	61,569

		2,453,532

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Beverages — 0.3%
Carlsberg A/S, Class B (Denmark)	3,357	419,787
Diageo plc (United Kingdom)	10,504	429,845
Kirin Holdings Co. Ltd. (Japan)	2,200	52,632
Pernod Ricard SA (France)	2,541	456,264

		1,358,528

Biotechnology — 0.1%
BeiGene Ltd., ADR (China) *	575	75,900
CSL Ltd. (Australia)	300	41,626
Genmab A/S (Denmark) *	1,136	197,116
Grifols SA (Preference), Class B (Spain)	3,611	72,431

		387,073

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	9,632	207,881

Capital Markets — 0.2%
Close Brothers Group plc (United Kingdom)	1,064	20,174
Deutsche Boerse AG (Germany)	815	104,499
GAM Holding AG (Switzerland) *	3,539	11,054
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,900	171,199
London Stock Exchange Group plc (United Kingdom)	5,655	349,796
Macquarie Group Ltd. (Australia)	1,151	106,003

		762,725

Chemicals — 0.2%
Air Liquide SA (France)	1,498	190,638
Asahi Kasei Corp. (Japan)	21,510	222,763
BASF SE (Germany)	1,360	100,296
Covestro AG (Germany) (d)	967	53,351
Givaudan SA (Registered) (Switzerland)	51	130,536
Johnson Matthey plc (United Kingdom)	2,121	86,980
Kansai Paint Co. Ltd. (Japan)	5,275	100,831
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	117,808
Tosoh Corp. (Japan)	1,000	15,603
Umicore SA (Belgium)	1,748	77,799

		1,096,605

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6,231	57,399

Containers & Packaging — 0.0% (c)
Amcor Ltd. (Australia)	11,243	123,014

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	12,066	71,114
Element Fleet Management Corp. (Canada)	12,505	79,071
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,200	41,859

		192,044

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) * (d)	564,000	131,006
Koninklijke KPN NV (Netherlands)	43,929	139,447
KT Corp. (South Korea)	1,597	39,581
Nippon Telegraph & Telephone Corp. (Japan)	5,400	230,208
Telecom Italia SpA (Italy)	66,783	37,927
Telefonica Deutschland Holding AG (Germany)	22,170	69,609
Telefonica SA (Spain)	7,364	61,687
Telstra Corp. Ltd. (Australia)	6,580	15,516

		724,981

Electric Utilities — 0.1%
Enel SpA (Italy)	35,130	225,106
Iberdrola SA (Spain)	21,010	184,463
SSE plc (United Kingdom)	497	7,690

		417,259

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	5,040	94,724
Legrand SA (France)	858	57,443
Melrose Industries plc (United Kingdom)	24,314	58,075
Mitsubishi Electric Corp. (Japan)	11,600	149,668
Nidec Corp. (Japan)	1,115	141,978
Prysmian SpA (Italy)	2,971	56,308

		558,196

Electronic Equipment, Instruments & Components — 0.3%
Hamamatsu Photonics KK (Japan)	9,585	371,832
Keyence Corp. (Japan)	810	506,408
Murata Manufacturing Co. Ltd. (Japan)	6,544	327,494
Omron Corp. (Japan)	1,300	61,076

		1,266,810

Energy Equipment & Services — 0.0% (c)
Ensco plc, Class A	14,905	58,577
WorleyParsons Ltd. (Australia)	6,074	60,962

		119,539

Entertainment — 0.0% (c)
Nordic Entertainment Group AB, Class B (Sweden) *	3,580	83,943

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	4,126	40,133
Scentre Group (Australia)	21,098	61,587
Unibail-Rodamco-Westfield (France)	281	46,065

		147,785

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	2,400	90,552

Food Products — 0.2%
Danone SA (France)	2,585	199,048
Nestle SA (Registered) (Switzerland)	9,106	868,261
Wilmar International Ltd. (Singapore)	26,200	64,062

		1,131,371

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	7,500	42,588

Health Care Equipment & Supplies — 0.2%
Elekta AB, Class B (Sweden)	5,481	68,271
GN Store Nord A/S (Denmark)	1,184	54,988
Hoya Corp. (Japan)	2,035	134,793
Koninklijke Philips NV (Netherlands)	8,517	347,984
Sartorius AG (Preference) (Germany)	303	52,073
Siemens Healthineers AG (Germany) (d)	1,283	53,566
Sonova Holding AG (Registered) (Switzerland)	349	69,161
Straumann Holding AG (Registered) (Switzerland)	140	114,450

		895,286

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	2,174	121,509
Miraca Holdings, Inc. (Japan)	1,200	29,831

		151,340

Hotels, Restaurants & Leisure — 0.1%
Compass Group plc (United Kingdom)	3,685	86,702
Huazhu Group Ltd., ADR (China)	1,600	67,424
InterContinental Hotels Group plc (United Kingdom)	1,895	114,046
Wynn Macau Ltd. (Macau)	19,675	46,466

		314,638

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	8,000	68,977
Persimmon plc (United Kingdom)	2,693	76,173
Sony Corp. (Japan)	1,200	50,665

		195,815

Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	2,640	219,708
Unicharm Corp. (Japan)	4,675	154,986

		374,694

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	2,800	68,279

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (Hong Kong)	10,464	110,033
DCC plc (United Kingdom)	997	86,264
Jardine Matheson Holdings Ltd. (Hong Kong)	3,205	200,087
Rheinmetall AG (Germany)	1,725	180,081
Sembcorp Industries Ltd. (Singapore)	11,000	20,746
Siemens AG (Registered) (Germany)	2,094	225,194

		822,405

Insurance — 0.5%
AIA Group Ltd. (Hong Kong)	72,055	720,534
Aon plc	550	93,885
Aviva plc (United Kingdom)	13,773	74,063
AXA SA (France)	6,247	157,118
Direct Line Insurance Group plc (United Kingdom)	22,202	102,134
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	646	153,098
Ping An Insurance Group Co. of China Ltd., Class H (China)	9,500	106,953
Prudential plc (United Kingdom)	14,648	293,626
RSA Insurance Group plc (United Kingdom)	6,263	41,446
Sampo OYJ, Class A (Finland)	2,260	102,430
Storebrand ASA (Norway)	11,014	85,805
Sun Life Financial, Inc. (Canada)	3,353	128,816
Tokio Marine Holdings, Inc. (Japan)	2,600	125,961
Zurich Insurance Group AG (Switzerland)	354	117,187

		2,303,056

Interactive Media & Services — 0.1%
Baidu, Inc., ADR (China) *	307	50,609
NAVER Corp. (South Korea)	266	29,112
Tencent Holdings Ltd. (China)	3,100	142,562
Yahoo Japan Corp. (Japan)	12,900	31,639
YY, Inc., ADR (China) *	839	70,484

		324,406

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	501	91,407
MercadoLibre, Inc. (Argentina) *	260	132,010
Naspers Ltd., Class N, ADR (South Africa)	1,375	63,841
Zalando SE (Germany) * (d)	1,044	40,696

		327,954

IT Services — 0.0% (c)
Infosys Ltd., ADR (India)	3,700	40,441

Machinery — 0.1%
Knorr-Bremse AG (Germany) *	563	56,006
SMC Corp. (Japan)	1,385	522,085
THK Co. Ltd. (Japan)	3,300	81,960

		660,051

Media — 0.1%
CyberAgent, Inc. (Japan)	1,200	49,105
Eutelsat Communications SA (France)	3,117	54,585
JCDecaux SA (France)	2,925	88,984
Modern Times Group MTG AB, Class B (Sweden)	3,580	45,895
MultiChoice Group Ltd., ADR (South Africa) *	275	2,291
SES SA, FDR (Luxembourg)	337	5,241
Stroeer SE & Co. KGaA (Germany)	804	47,120
WPP plc (United Kingdom)	7,915	83,614

		376,835

Metals & Mining — 0.1%
Antofagasta plc (Chile)	5,548	69,803
BHP Group Ltd. (Australia)	1,144	31,269
BHP Group plc (Australia)	3,944	95,157
Independence Group NL (Australia)	16,851	58,287
Rio Tinto Ltd. (Australia)	617	42,969
Rio Tinto plc (Australia)	745	43,302
South32 Ltd. (Australia)	18,549	49,262
Sumitomo Metal Mining Co. Ltd. (Japan)	1,600	47,411

		437,460

Multiline Retail — 0.0% (c)
Lojas Renner SA (Brazil)	3,255	36,197
Ryohin Keikaku Co. Ltd. (Japan)	255	64,728

		100,925

Multi-Utilities — 0.0% (c)
E.ON SE (Germany)	3,257	36,245
Engie SA (France)	7,992	119,183
National Grid plc (United Kingdom)	7,784	86,405

		241,833

Oil, Gas & Consumable Fuels — 0.2%
Enbridge, Inc. (Canada)	4,740	171,674
Equinor ASA (Norway)	3,958	86,760
Royal Dutch Shell plc, Class B (Netherlands)	8,780	277,497
Royal Dutch Shell plc, Class B, ADR (Netherlands)	2,520	161,154
TOTAL SA (France)	5,559	309,354

		1,006,439

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	5,516	67,534

Personal Products — 0.2%
Kose Corp. (Japan)	600	110,587
L’Oreal SA (France)	1,558	419,556
Pola Orbis Holdings, Inc. (Japan)	1,100	35,185
Unilever plc (United Kingdom)	5,315	305,945

		871,273

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Pharmaceuticals — 0.5%
Astellas Pharma, Inc. (Japan)	10,600	159,273
AstraZeneca plc (United Kingdom)	6,705	535,203
Bayer AG (Registered) (Germany)	2,475	159,370
GlaxoSmithKline plc, ADR (United Kingdom)	3,495	146,056
Hutchison China MediTech Ltd., ADR (Hong Kong) *	3,400	103,972
Novartis AG (Registered) (Switzerland)	4,271	410,526
Novo Nordisk A/S, Class B (Denmark)	9,985	521,870
Roche Holding AG (Switzerland)	1,002	276,106
Sanofi (France)	1,763	155,892
Shionogi & Co. Ltd. (Japan)	1,400	86,914
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	2,010	40,944

		2,596,126

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	2,664	153,645
Recruit Holdings Co. Ltd. (Japan)	2,600	74,543
RELX plc (United Kingdom)	8,870	189,812
TechnoPro Holdings, Inc. (Japan)	300	17,975

		435,975

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	2,900	73,056

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	645	57,714
Central Japan Railway Co. (Japan)	400	92,979
DSV A/S (Denmark)	2,225	184,124

		334,817

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	2,218	416,873
Broadcom, Inc.	489	147,047
NXP Semiconductors NV (Netherlands)	929	82,114
Renesas Electronics Corp. (Japan) *	6,400	29,742
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	8,900	364,544
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,000	192,217
Tokyo Electron Ltd. (Japan)	500	72,529

		1,305,066

Software — 0.1%
SAP SE (Germany)	3,111	359,646

Specialty Retail — 0.0% (c)
BCA Marketplace plc (United Kingdom)	62,390	160,618
Kingfisher plc (United Kingdom)	26,905	82,510

		243,128

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	4,309	169,960
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	65	51,895

		221,855

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc (United Kingdom)	3,695	94,173
China Hongxing Sports Ltd. (China) ‡	755,000	—	(e)
EssilorLuxottica SA (France)	2,930	320,073
Hermes International (France)	95	62,726
Kering SA (France)	597	342,441
LVMH Moet Hennessy Louis Vuitton SE (France)	895	329,659
Moncler SpA (Italy)	2,081	83,988
Samsonite International SA * (d)	53,240	171,062

		1,404,122

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	1,020	42,552
Imperial Brands plc (United Kingdom)	3,074	105,153

		147,705

Trading Companies & Distributors — 0.0% (c)
Mitsubishi Corp. (Japan)	3,300	91,876
Sumitomo Corp. (Japan)	9,600	133,097

		224,973

Wireless Telecommunication Services — 0.2%
NTT DOCOMO, Inc. (Japan)	3,660	81,119
SoftBank Group Corp. (Japan)	4,425	431,334
Vodafone Group plc (United Kingdom)	75,685	137,917
Vodafone Group plc, ADR (United Kingdom)	6,700	121,806

		772,176

TOTAL COMMON STOCKS (Cost $22,959,683)		30,855,014

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (a) (f) (Cost $10,917,526)	10,914,563	10,917,837

Total Investments — 100.8% (Cost $422,879,757)		505,115,258
Liabilities in Excess of Other Assets — (0.8%) (g)		(4,201,024)

Net Assets — 100.0%		500,914,234

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*

United States	90.1%
Ireland	1.7
Japan	1.2
Others (each less than 1.0%)	4.8
Short-Term Investments	2.2

* Percentages indicated are based on total investments as of March 31, 2019.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 1.
(f)	The rate shown is the current yield as of March 31, 2019.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

“Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$1,224,619	$—		$1,224,619
Auto Components	95,043	227,790	—		322,833
Automobiles	—	340,340	—		340,340
Banks	356,725	2,096,807	—		2,453,532
Beverages	—	1,358,528	—		1,358,528
Biotechnology	75,900	311,173	—		387,073
Building Products	—	207,881	—		207,881
Capital Markets	—	762,725	—		762,725
Chemicals	—	1,096,605	—		1,096,605
Communications Equipment	—	57,399	—		57,399
Containers & Packaging	—	123,014	—		123,014
Diversified Financial Services	79,071	112,973	—		192,044
Diversified Telecommunication Services	109,190	615,791	—		724,981
Electric Utilities	—	417,259	—		417,259
Electrical Equipment	—	558,196	—		558,196
Electronic Equipment, Instruments & Components	—	1,266,810	—		1,266,810
Energy Equipment & Services	58,577	60,962	—		119,539
Equity Real Estate Investment Trusts (REITs)	46,065	101,720	—		147,785
Food & Staples Retailing	—	90,552	—		90,552
Food Products	—	1,131,371	—		1,131,371
Gas Utilities	—	42,588	—		42,588
Health Care Equipment & Supplies	—	895,286	—		895,286
Health Care Providers & Services	—	151,340	—		151,340
Hotels, Restaurants & Leisure	67,424	247,214	—		314,638
Household Durables	—	195,815	—		195,815
Household Products	—	374,694	—		374,694
Independent Power and Renewable Electricity Producers	—	68,279	—		68,279
Industrial Conglomerates	—	822,405	—		822,405
Insurance	222,701	2,080,355	—		2,303,056
Interactive Media & Services	121,093	203,313	—		324,406
Machinery	—	660,051	—		660,051
Media	96,516	280,319	—		376,835
Metals & Mining	—	437,460	—		437,460
Multiline Retail	36,197	64,728	—		100,925
Multi-Utilities	—	241,833	—		241,833
Oil, Gas & Consumable Fuels	332,828	673,611	—		1,006,439
Paper & Forest Products	—	67,534	—		67,534
Personal Products	—	871,273	—		871,273
Pharmaceuticals	290,972	2,305,154	—		2,596,126
Professional Services	—	435,975	—		435,975
Real Estate Management & Development	—	73,056	—		73,056
Road & Rail	57,714	277,103	—		334,817
Semiconductors & Semiconductor Equipment	593,705	711,361	—		1,305,066
Software	—	359,646	—		359,646
Specialty Retail	—	243,128	—		243,128
Technology Hardware, Storage & Peripherals	—	221,855	—		221,855
Textiles, Apparel & Luxury Goods	—	1,404,122	—	(a)	1,404,122
Tobacco	—	147,705	—		147,705
Trading Companies & Distributors	—	224,973	—		224,973

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Wireless Telecommunication Services	$121,806	$650,370	$—		$772,176
Other Common Stocks	498,426	—	—		498,426

Total Common Stocks	3,259,953	27,595,061	—	(a)	30,855,014

Exchange-Traded Funds	352,725,600	—	—		352,725,600
Investment Companies	102,104,309	—	—		102,104,309
Short-Term Investments
Investment Companies	10,917,837	—	—		10,917,837

Total Investments in Securities	$469,007,699	$27,595,061	$—	(a)	$496,602,760

(a)	Amount rounds to less than 1.

As of March 31, 2019, certain Investment Companies with a fair value of $8,512,498 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF Shares (a)	$—	$14,055,618	$—	$—	$565,347	$14,620,965	611,500	$112,653	—
JPMorgan BetaBuilders Europe ETF Shares (a)	—	9,027,493	—	—	41,375	9,068,868	384,600	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	16,870,249	21,400,000	10,000,000	(296,584)	827,585	28,801,250	2,497,940	434,463	16,178
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,829,750	—	13,687,294	(344,763)	202,307	—	—	155,211	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	9,819,949	—	9,809,568	(526,447)	516,066	—	—	302,851	—
JPMorgan Equity Focus Fund Class I Shares (a)	7,077,061	—	2,700,001	576,946	(1,320,395)	3,633,611	124,174	82,121	819,661
JPMorgan Equity Income Fund Class R6 Shares (a)	7,367,346	—	2,800,001	(269,319)	332,947	4,630,973	264,930	137,041	199,978
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	46,364,488	—	26,200,001	5,821,442	(9,156,047)	16,829,882	814,218	814,280	2,492,079
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	—	5,000,000	—	—	54,397	5,054,397	453,309	26,958	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53%(a)(b)	10,429,343	100,971,874	100,483,971	1,404	(813)	10,917,837	10,914,563	126,548	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	9,415,596	—	4,499,999	8,333	59,629	4,983,559	461,868	128,638	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	7,637,912	—	2,700,000	(797,098)	(226,790)	3,914,024	145,125	41,247	1,026,602

Total	$128,811,694	$150,454,985	$172,880,835	$4,173,914	$(8,104,392)	$102,455,366		$2,362,011	$4,554,498

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
COMMON STOCKS — 57.4%
Aerospace & Defense — 1.0%
Airbus SE (France)	8		1,072
Arconic, Inc.	1		17
BAE Systems plc (United Kingdom)	13		82
Boeing Co. (The)	5		1,787
Dassault Aviation SA (France)	–	(a)	174
Elbit Systems Ltd. (Israel)	–	(a)	12
General Dynamics Corp.	14		2,296
Harris Corp.	–	(a)	40
Huntington Ingalls Industries, Inc.	–	(a)	18
L3 Technologies, Inc.	–	(a)	35
Leonardo SpA (Italy)	2		19
Lockheed Martin Corp.	1		156
Meggitt plc (United Kingdom)	3		21
MTU Aero Engines AG (Germany)	–	(a)	48
Northrop Grumman Corp.	9		2,344
Raytheon Co.	1		108
Rolls-Royce Holdings plc (United Kingdom)	7		82
Safran SA (France)	6		832
Singapore Technologies Engineering Ltd. (Singapore)	6		18
Textron, Inc.	–	(a)	25
Thales SA (France)	4		492
TransDigm Group, Inc.*	–	(a)	47
United Technologies Corp.	8		1,043

			10,768

Air Freight & Logistics — 0.1%
Bollore SA (France)	4		16
CH Robinson Worldwide, Inc.	–	(a)	25
Cia de Distribucion Integral Logista Holdings SA (Spain)	2		57
Deutsche Post AG (Registered) (Germany)	4		132
Expeditors International of Washington, Inc.	–	(a)	27
FedEx Corp.	1		92
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	46
Royal Mail plc (United Kingdom)	4		11
SG Holdings Co. Ltd. (Japan)	–	(a)	12
United Parcel Service, Inc., Class B	1		164
Yamato Holdings Co. Ltd. (Japan)	1		34

			616

Airlines — 0.2%
AirAsia Group Bhd. (Malaysia)	44		29
Alaska Air Group, Inc.	–	(a)	14
American Airlines Group, Inc.	1		27
ANA Holdings, Inc. (Japan)	1		18
Delta Air Lines, Inc.	25		1,284
Deutsche Lufthansa AG (Registered) (Germany)	7		152
easyJet plc (United Kingdom)	1		9
International Consolidated Airlines Group SA (United Kingdom)	49		323
Japan Airlines Co. Ltd. (Japan)	1		18
Qantas Airways Ltd. (Australia)	89		358
Ryanair Holdings plc, ADR (Ireland)*	–	(a)	8
Singapore Airlines Ltd. (Singapore)	2		16
Southwest Airlines Co.	6		322
United Continental Holdings, Inc.*	–	(a)	38

			2,616

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	1		25
Aptiv plc	1		44
BorgWarner, Inc.	–	(a)	17
Bridgestone Corp. (Japan)	9		362
CIE Automotive SA (Spain)	3		82
Cie Generale des Etablissements Michelin SCA (France)	1		83
Continental AG (Germany)	4		600
Denso Corp. (Japan)	2		70
Faurecia SA (France)	–	(a)	13
FCC Co. Ltd. (Japan)	2		34
Hankook Tire Co. Ltd. (South Korea)	1		45
Huayu Automotive Systems Co. Ltd., Class A (China)	10		30
Hyundai Mobis Co. Ltd. (South Korea)	1		136
Koito Manufacturing Co. Ltd. (Japan)	–	(a)	23
Mando Corp. (South Korea)	2		49
Minth Group Ltd. (China)	4		13
Nexteer Automotive Group Ltd. (China)	26		32
NGK Spark Plug Co. Ltd. (Japan)	1		11
Nokian Renkaat OYJ (Finland)	–	(a)	16
Pirelli & C SpA (Italy)* (b)	2		11
Stanley Electric Co. Ltd. (Japan)	1		14
Sumitomo Electric Industries Ltd. (Japan)	3		41
Sumitomo Rubber Industries Ltd. (Japan)	1		8
Toyoda Gosei Co. Ltd. (Japan)	–	(a)	6
Toyota Boshoku Corp. (Japan)	4		65
Toyota Industries Corp. (Japan)	1		30
TS Tech Co. Ltd. (Japan)	3		98
Valeo SA (France)	1		29
Yokohama Rubber Co. Ltd. (The) (Japan)	3		50

			2,037

Automobiles — 0.6%
Astra International Tbk. PT (Indonesia)	996		511
Bayerische Motoren Werke AG (Germany)	1		105
Bayerische Motoren Werke AG (Preference) (Germany)	–	(a)	15
Daimler AG (Registered) (Germany)	4		219
Ferrari NV (Italy)	1		68
Fiat Chrysler Automobiles NV (United Kingdom)	31		465
Ford Motor Co.	8		72
Ford Otomotiv Sanayi A/S (Turkey)	4		34
Geely Automobile Holdings Ltd. (China)	77		148
General Motors Co.	3		103
Harley-Davidson, Inc.	–	(a)	12
Honda Motor Co. Ltd. (Japan)	23		636
Hyundai Motor Co. (South Korea)	1		116
Isuzu Motors Ltd. (Japan)	21		275

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Kia Motors Corp. (South Korea)	3		95
Mahindra & Mahindra Ltd. (India)	57		555
Maruti Suzuki India Ltd. (India)	2		178
Mazda Motor Corp. (Japan)	2		26
Mitsubishi Motors Corp. (Japan)	3		15
Nissan Motor Co. Ltd. (Japan)	10		78
Peugeot SA (France)	22		549
Porsche Automobil Holding SE (Preference) (Germany)	1		39
Renault SA (France)	1		52
SAIC Motor Corp. Ltd., Class A (China)	16		62
Subaru Corp. (Japan)	3		57
Suzuki Motor Corp. (Japan)	3		129
Tesla, Inc.*	2		506
Thor Industries, Inc.	5		332
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	13		40
Toyota Motor Corp. (Japan)	24		1,384
Volkswagen AG (Germany)	–	(a)	22
Volkswagen AG (Preference) (Germany)	1		120
Yamaha Motor Co. Ltd. (Japan)	1		22

			7,040

Banks — 4.9%
ABN AMRO Group NV, CVA (Netherlands) (b)	21		476
Absa Group Ltd. (South Africa)	11		115
AIB Group plc (Ireland)	3		15
Aozora Bank Ltd. (Japan)	1		12
Australia & New Zealand Banking Group Ltd. (Australia)	12		218
Axis Bank Ltd. (India)*	15		164
Banco Bilbao Vizcaya Argentaria SA (Spain)	27		156
Banco Bradesco SA (Preference) (Brazil)	20		223
Banco de Sabadell SA (Spain)	23		23
Banco Santander Chile, ADR (Chile)	10		294
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B (Mexico)	48		66
Banco Santander SA (Spain)	67		309
Bancolombia SA (Colombia)	10		128
Bank Central Asia Tbk. PT (Indonesia)	323		630
Bank Hapoalim BM (Israel)	4		29
Bank Leumi Le-Israel BM (Israel)	25		164
Bank of America Corp.	132		3,650
Bank of China Ltd., Class H (China)	656		298
Bank of East Asia Ltd. (The) (Hong Kong)	5		17
Bank of Ireland Group plc (Ireland)	4		24
Bank of Kyoto Ltd. (The) (Japan)	–	(a)	8
Bank of Queensland Ltd. (Australia)	2		11
Bank of the Philippine Islands (Philippines)	18		30
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	2,738		795
Bankia SA (Spain)	5		13
Bankinter SA (Spain)	3		21
BankUnited, Inc.	9		309
Barclays plc (United Kingdom)	70		142
BB&T Corp.	2		75
Bendigo & Adelaide Bank Ltd. (Australia)	2		14
BNP Paribas SA (France)	15		699
BOC Hong Kong Holdings Ltd. (China)	15		62
Cadence BanCorp	17		311
CaixaBank SA (Spain)	15		46
Capitec Bank Holdings Ltd. (South Africa)	5		487
Chiba Bank Ltd. (The) (Japan)	3		14
China Construction Bank Corp., Class H (China)	735		631
China Merchants Bank Co. Ltd., Class H (China)	51		246
Chongqing Rural Commercial Bank Co. Ltd., Class H (China)	88		51
CIMB Group Holdings Bhd. (Malaysia)	46		59
Citigroup, Inc.	20		1,255
Citizens Financial Group, Inc.	25		801
Comerica, Inc.	–	(a)	25
Commerce Bancshares, Inc.	7		396
Commerzbank AG (Germany)	4		32
Commonwealth Bank of Australia (Australia)	7		364
Concordia Financial Group Ltd. (Japan)	4		17
Credicorp Ltd. (Peru)	3		748
Credit Agricole SA (France)	5		57
CTBC Financial Holding Co. Ltd. (Taiwan)	249		165
Cullen/Frost Bankers, Inc.	5		491
Danske Bank A/S (Denmark)	3		52
DBS Group Holdings Ltd. (Singapore)	58		1,083
DNB ASA (Norway)	30		557
E.Sun Financial Holding Co. Ltd. (Taiwan)	187		144
East West Bancorp, Inc.	14		684
Erste Group Bank AG (Austria)	9		348
Fifth Third Bancorp	20		494
First Hawaiian, Inc.	16		409
First Horizon National Corp.	21		289
First Republic Bank	11		1,059
Fukuoka Financial Group, Inc. (Japan)	1		16
Great Western Bancorp, Inc.	–	(a)	6
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	98		531
Hana Financial Group, Inc. (South Korea)	4		138
Hang Seng Bank Ltd. (Hong Kong)	23		568
HDFC Bank Ltd., ADR (India)	22		2,516
HSBC Holdings plc (United Kingdom)	111		900
Huntington Bancshares, Inc.	114		1,445
IBERIABANK Corp.	5		355
IndusInd Bank Ltd. (India)	5		135
Industrial & Commercial Bank of China Ltd., Class H (China)	569		418

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Industrial Bank of Korea (South Korea)	6		74
ING Groep NV (Netherlands)	68		826
Intesa Sanpaolo SpA (Italy)	61		149
Israel Discount Bank Ltd., Class A (Israel)	34		116
Itau Unibanco Holding SA, ADR (Brazil)	156		1,375
Japan Post Bank Co. Ltd. (Japan)	2		19
c)	7		698
Kasikornbank PCL (Thailand)	27		160
KB Financial Group, Inc. (South Korea)	5		177
KBC Group NV (Belgium)	6		396
KeyCorp	75		1,176
Komercni banka A/S (Czech Republic)	2		86
Kotak Mahindra Bank Ltd. (India)	27		511
Lloyds Banking Group plc (United Kingdom)	292		236
M&T Bank Corp.	8		1,247
Mebuki Financial Group, Inc. (Japan)	3		9
Mediobanca Banca di Credito Finanziario SpA (Italy)	3		26
Mega Financial Holding Co. Ltd. (Taiwan)	76		69
Mitsubishi UFJ Financial Group, Inc. (Japan)	114		562
Mizrahi Tefahot Bank Ltd. (Israel)	1		12
Mizuho Financial Group, Inc. (Japan)	325		502
Moneta Money Bank A/S (Czech Republic) (b)	19		64
National Australia Bank Ltd. (Australia)	11		202
Nordea Bank Abp (Finland)	12		95
OTP Bank Nyrt. (Hungary)	4		187
Oversea-Chinese Banking Corp. Ltd. (Singapore)	37		303
People’s United Financial, Inc.	1		14
Ping An Bank Co. Ltd., Class A (China)	56		107
PNC Financial Services Group, Inc. (The)	12		1,513
Postal Savings Bank of China Co. Ltd., Class H (China) (b)	193		110
Public Bank Bhd. (Malaysia)	77		435
Qatar National Bank QPSC (Qatar)	2		81
Raiffeisen Bank International AG (Austria)	1		14
Regions Financial Corp.	2		30
Resona Holdings, Inc. (Japan)	39		168
Royal Bank of Scotland Group plc (United Kingdom)	20		64
Sberbank of Russia PJSC, ADR (Russia)	5		60
Sberbank of Russia PJSC, ADR (Russia)	19		259
Sberbank of Russia PJSC (Russia)	252		823
Security Bank Corp. (Philippines)	8		27
Seven Bank Ltd. (Japan)	2		7
Shinhan Financial Group Co. Ltd. (South Korea)	5		181
Shinsei Bank Ltd. (Japan)	1		8
Shizuoka Bank Ltd. (The) (Japan)	2		14
Siam Commercial Bank PCL (The) (Thailand)	124		515
Signature Bank	4		494
Skandinaviska Enskilda Banken AB, Class A (Sweden)	28		241
Societe Generale SA (France)	3		91
Standard Chartered plc (United Kingdom)	66		509
Sumitomo Mitsui Financial Group, Inc. (Japan)	43		1,520
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9		313
SunTrust Banks, Inc.	37		2,211
SVB Financial Group*	5		1,053
Svenska Handelsbanken AB, Class A (Sweden)	6		66
Swedbank AB, Class A (Sweden)	6		84
UniCredit SpA (Italy)	8		106
United Overseas Bank Ltd. (Singapore)	31		569
US Bancorp	19		938
Wells Fargo & Co.	48		2,338
Western Alliance Bancorp*	8		346
Westpac Banking Corp. (Australia)	14		260
Wintrust Financial Corp.	5		349
Woori Financial Group, Inc. (South Korea)	5		64
Yamaguchi Financial Group, Inc. (Japan)	1		7
Zions Bancorp NA	–	(a)	18

			52,817

Beverages — 1.3%
Ambev SA, ADR (Brazil)	107		460
Ambev SA (Brazil)	22		95
Anheuser-Busch InBev SA/NV (Belgium)	3		262
Asahi Group Holdings Ltd. (Japan)	18		781
Britvic plc (United Kingdom)	5		63
Brown-Forman Corp., Class B	–	(a)	19
Carlsberg A/S, Class B (Denmark)	–	(a)	55
Cia Cervecerias Unidas SA, ADR (Chile)	2		44
Coca-Cola Amatil Ltd. (Australia)	2		13
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1		15
Coca-Cola Co. (The)	82		3,852
Coca-Cola European Partners plc (United Kingdom)	10		526
Coca-Cola HBC AG (Switzerland)	1		29
Constellation Brands, Inc., Class A	11		1,883
Davide Campari-Milano SpA (Italy)	2		24
Diageo plc (United Kingdom)	47		1,942
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	6		566
Heineken Holding NV (Netherlands)	–	(a)	48
Heineken NV (Netherlands)	1		112
Keurig Dr Pepper, Inc.	12		348
Kirin Holdings Co. Ltd. (Japan)	3		81

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Kweichow Moutai Co. Ltd., Class A (China)	4		492
Molson Coors Brewing Co., Class B	6		345
Monster Beverage Corp.*	1		45
PepsiCo, Inc.	3		363
Pernod Ricard SA (France)	5		905
Remy Cointreau SA (France)	–	(a)	13
Royal Unibrew A/S (Denmark)	3		192
Suntory Beverage & Food Ltd. (Japan)	1		28
Treasury Wine Estates Ltd. (Australia)	3		31

			13,632

Biotechnology — 0.6%
3SBio, Inc. (China) (b)	24		47
AbbVie, Inc.	3		250
Alexion Pharmaceuticals, Inc.*	6		761
Amgen, Inc.	1		249
BeiGene Ltd., ADR (China)*	–	(a)	18
Biogen, Inc.*	3		624
Celgene Corp.*	1		140
CSL Ltd. (Australia)	2		258
Exact Sciences Corp.*	8		701
Exelixis, Inc.*	25		593
Genmab A/S (Denmark)*	–	(a)	44
Gilead Sciences, Inc.	3		175
Grifols SA (Spain)	1		34
Incyte Corp.*	–	(a)	32
Intercept Pharmaceuticals, Inc.*	2		178
Regeneron Pharmaceuticals, Inc.*	1		585
Sage Therapeutics, Inc.*	2		277
Spark Therapeutics, Inc.*	1		123
Vertex Pharmaceuticals, Inc.*	10		1,784

			6,873

Building Products — 0.4%
AGC, Inc. (Japan)	1		24
Allegion plc	–	(a)	18
AO Smith Corp.	–	(a)	16
Assa Abloy AB, Class B (Sweden)	4		89
Cie de Saint-Gobain (France)	2		74
Daikin Industries Ltd. (Japan)	7		858
Fortune Brands Home & Security, Inc.	21		988
Geberit AG (Registered) (Switzerland)	–	(a)	62
Johnson Controls International plc	2		71
Kingspan Group plc (Ireland)	1		29
Lennox International, Inc.	4		977
LIXIL Group Corp. (Japan)	1		15
Masco Corp.	1		24
Patrick Industries, Inc.*	8		371
TOTO Ltd. (Japan)	1		25
USG Corp.	7		285

			3,926

Capital Markets — 1.6%
3i Group plc (United Kingdom)	20		256
Affiliated Managers Group, Inc.	–	(a)	12
Ameriprise Financial, Inc.	8		1,076
Amundi SA (France) (b)	–	(a)	16
ASX Ltd. (Australia)	1		39
B3 SA - Brasil Bolsa Balcao (Brazil)	18		145
Bank of New York Mellon Corp. (The)	2		93
BlackRock, Inc.	2		678
Cboe Global Markets, Inc.	–	(a)	23
Charles Schwab Corp. (The)	33		1,405
CME Group, Inc.	1		124
Credit Suisse Group AG (Registered) (Switzerland)*	10		122
Daiwa Securities Group, Inc. (Japan)	7		32
Deutsche Bank AG (Registered) (Germany)	8		66
Deutsche Boerse AG (Germany)	5		588
E*TRADE Financial Corp.	1		24
Eaton Vance Corp.	8		304
Euronext NV (Netherlands) (b)	3		199
FactSet Research Systems, Inc.	2		447
Flow Traders (Netherlands) (b)	2		55
Focus Financial Partners, Inc., Class A*	7		248
Franklin Resources, Inc.	1		21
Goldman Sachs Group, Inc. (The)	1		139
Hargreaves Lansdown plc (United Kingdom)	1		28
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5		171
Intercontinental Exchange, Inc.	1		91
Invesco Ltd.	18		349
Investec plc (South Africa)	3		16
Japan Exchange Group, Inc. (Japan)	2		37
Julius Baer Group Ltd. (Switzerland)	1		37
Lazard Ltd., Class A	10		368
London Stock Exchange Group plc (United Kingdom)	9		585
Macquarie Group Ltd. (Australia)	8		750
Magellan Financial Group Ltd. (Australia)	3		66
Moelis & Co., Class A	7		279
Moody’s Corp.	–	(a)	63
Morgan Stanley	71		2,976
Morningstar, Inc.	3		372
Moscow Exchange MICEX-RTS PJSC (Russia)	60		84
MSCI, Inc.	–	(a)	35
Nasdaq, Inc.	8		709
Natixis SA (France)	4		21
Nomura Holdings, Inc. (Japan)	14		51
Northern Trust Corp.	6		549
Partners Group Holding AG (Switzerland)	–	(a)	224
Raymond James Financial, Inc.	–	(a)	21
S&P Global, Inc.	5		1,089
SBI Holdings, Inc. (Japan)	11		246
Schroders plc (United Kingdom)	1		18
Singapore Exchange Ltd. (Singapore)	3		18
St James’s Place plc (United Kingdom)	2		29
State Street Corp.	1		53
T. Rowe Price Group, Inc.	11		1,126
TD Ameritrade Holding Corp.	9		466
UBS Group AG (Registered) (Switzerland)*	16		192
Yuanta Financial Holding Co. Ltd. (Taiwan)	151		86

			17,317

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Chemicals — 0.8%
AdvanSix, Inc.*	7		193
Air Liquide SA (France)	2		224
Air Products & Chemicals, Inc.	–	(a)	88
Air Water, Inc. (Japan)	1		9
Akzo Nobel NV (Netherlands)	1		82
Albemarle Corp.	–	(a)	18
Arkema SA (France)	–	(a)	27
Asahi Kasei Corp. (Japan)	5		54
Asian Paints Ltd. (India)	22		473
Axalta Coating Systems Ltd.*	14		350
BASF SE (Germany)	4		278
Celanese Corp.	–	(a)	27
CF Industries Holdings, Inc.	–	(a)	19
Chr Hansen Holding A/S (Denmark)	–	(a)	41
Clariant AG (Registered) (Switzerland)	1		17
Covestro AG (Germany) (b)	1		44
Croda International plc (United Kingdom)	1		35
Daicel Corp. (Japan)	8		84
DowDuPont, Inc.	5		253
Eastman Chemical Co.	20		1,538
Ecolab, Inc.	1		94
EMS-Chemie Holding AG (Registered) (Switzerland)	–	(a)	18
Evonik Industries AG (Germany)	1		18
FMC Corp.	–	(a)	22
Formosa Chemicals & Fibre Corp. (Taiwan)	29		106
Formosa Plastics Corp. (Taiwan)	54		192
FUCHS PETROLUB SE (Preference) (Germany)	–	(a)	12
Givaudan SA (Registered) (Switzerland)	–	(a)	97
Hitachi Chemical Co. Ltd. (Japan)	–	(a)	9
Incitec Pivot Ltd. (Australia)	7		15
International Flavors & Fragrances, Inc.	–	(a)	27
Israel Chemicals Ltd. (Israel)	3		15
Johnson Matthey plc (United Kingdom)	1		33
JSR Corp. (Japan)	1		12
Kaneka Corp. (Japan)	–	(a)	8
Kansai Paint Co. Ltd. (Japan)	1		13
Koninklijke DSM NV (Netherlands)	1		81
Kuraray Co. Ltd. (Japan)	1		17
LANXESS AG (Germany)	–	(a)	19
LG Chem Ltd. (South Korea)	–	(a)	136
Linde plc (United Kingdom)	1		204
Linde plc (United Kingdom)	4		691
Lotte Chemical Corp. (South Korea)	–	(a)	116
LyondellBasell Industries NV, Class A	1		54
Mitsubishi Chemical Holdings Corp. (Japan)	22		154
Mitsubishi Gas Chemical Co., Inc. (Japan)	1		10
Mitsui Chemicals, Inc. (Japan)	1		19
Mosaic Co. (The)	1		20
Nan Ya Plastics Corp. (Taiwan)	67		172
Nippon Paint Holdings Co. Ltd. (Japan)	1		24
Nissan Chemical Corp. (Japan)	1		23
Nitto Denko Corp. (Japan)	1		37
Novozymes A/S, Class B (Denmark)	1		41
Orica Ltd. (Australia)	2		19
Petronas Chemicals Group Bhd. (Malaysia)	52		116
PPG Industries, Inc.	–	(a)	56
Quaker Chemical Corp.	2		473
Sherwin-Williams Co. (The)	–	(a)	74
Shin-Etsu Chemical Co. Ltd. (Japan)	10		833
Showa Denko KK (Japan)	8		269
Sika AG (Registered) (Switzerland)	1		73
Solvay SA (Belgium)	–	(a)	33
Sumitomo Chemical Co. Ltd. (Japan)	6		28
Symrise AG (Germany)	1		46
Taiyo Nippon Sanso Corp. (Japan)	1		8
Teijin Ltd. (Japan)	1		12
Tokuyama Corp. (Japan)	4		97
Toray Industries, Inc. (Japan)	6		36
Tosoh Corp. (Japan)	1		17
Umicore SA (Belgium)	1		38
UPL Ltd. (India)	5		63
Valvoline, Inc.	24		437
Yara International ASA (Norway)	1		30

			9,121

Commercial Services & Supplies — 0.6%
Babcock International Group plc (United Kingdom)	1		7
Brady Corp., Class A	13		607
Brambles Ltd. (Australia)	7		55
BrightView Holdings, Inc.*	17		251
China Everbright International Ltd. (China)	95		97
Cintas Corp.	–	(a)	36
Copart, Inc.*	14		838
Dai Nippon Printing Co. Ltd. (Japan)	1		24
Edenred (France)	2		81
G4S plc (United Kingdom)	6		15
Greentown Service Group Co. Ltd. (China) (b)	42		37
Herman Miller, Inc.	3		102
ISS A/S (Denmark)	1		21
KAR Auction Services, Inc.	9		464
MSA Safety, Inc.	4		400
Park24 Co. Ltd. (Japan)	1		11
Republic Services, Inc.	–	(a)	36
Rollins, Inc.	–	(a)	13
Secom Co. Ltd. (Japan)	1		77
Securitas AB, Class B (Sweden)	1		21
Societe BIC SA (France)	2		159
Sohgo Security Services Co. Ltd. (Japan)	–	(a)	13
Toppan Printing Co. Ltd. (Japan)	1		15
Waste Connections, Inc.	36		3,184
Waste Management, Inc.	1		85

			6,649

Communications Equipment — 0.3%
Arista Networks, Inc.*	2		743

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Cisco Systems, Inc.	28		1,504
CommScope Holding Co., Inc.*	21		455
F5 Networks, Inc.*	–	(a)	20
Juniper Networks, Inc.	1		19
Motorola Solutions, Inc.	–	(a)	49
Nokia OYJ (Finland)	23		132
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	13		116

			3,038

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	12		538
Bouygues SA (France)	1		32
China Railway Group Ltd., Class H (China)	76		69
China State Construction International Holdings Ltd. (China)	32		30
CIMIC Group Ltd. (Australia)	6		203
Daelim Industrial Co. Ltd. (South Korea)	1		60
Eiffage SA (France)	4		354
Ferrovial SA (Spain)	2		47
Fluor Corp.	–	(a)	11
HDC Hyundai Development Co-Engineering & Construction, Class E (South Korea)	1		31
HOCHTIEF AG (Germany)	–	(a)	13
Jacobs Engineering Group, Inc.	–	(a)	19
JGC Corp. (Japan)	1		12
Kajima Corp. (Japan)	2		27
Kumagai Gumi Co. Ltd. (Japan)	2		53
Larsen & Toubro Ltd. (India)	10		205
Obayashi Corp. (Japan)	3		27
Quanta Services, Inc.	–	(a)	11
Shimizu Corp. (Japan)	2		20
Skanska AB, Class B (Sweden)	1		25
Taisei Corp. (Japan)	7		326
Vinci SA (France)	2		203
WillScot Corp.*	28		312

			2,628

Construction Materials — 0.3%
Boral Ltd. (Australia)	5		16
Cemex SAB de CV, ADR (Mexico)*	7		34
CRH plc (Ireland)	3		104
Fletcher Building Ltd. (New Zealand)	4		12
HeidelbergCement AG (Germany)	1		44
Imerys SA (France)	–	(a)	7
LafargeHolcim Ltd. (Registered) (Switzerland)*	2		99
Martin Marietta Materials, Inc.	6		1,214
Siam Cement PCL (The) (Thailand)	29		434
Taiheiyo Cement Corp. (Japan)	3		110
UltraTech Cement Ltd. (India)	3		153
Vulcan Materials Co.	5		614

			2,841

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)	2		6
AEON Financial Service Co. Ltd. (Japan)	1		10
American Express Co.	9		988
Capital One Financial Corp.	20		1,663
Credit Saison Co. Ltd. (Japan)	1		8
Discover Financial Services	1		49
Shriram Transport Finance Co. Ltd. (India)	6		107
Synchrony Financial	1		44

			2,875

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	5		52
AptarGroup, Inc.	10		1,076
Avery Dennison Corp.	7		802
Ball Corp.	34		1,944
Crown Holdings, Inc.*	22		1,204
Graphic Packaging Holding Co.	38		481
International Paper Co.	1		39
Packaging Corp. of America	6		553
Sealed Air Corp.	–	(a)	15
Smurfit Kappa Group plc (Ireland)	1		26
Toyo Seikan Group Holdings Ltd. (Japan)	1		12
Westrock Co.	15		565

			6,769

Distributors — 0.1%
Genuine Parts Co.	3		368
Jardine Cycle & Carriage Ltd. (Singapore)	–	(a)	10
LKQ Corp.*	7		202
Pool Corp.	7		1,119

			1,699

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	–	(a)	8
Bright Horizons Family Solutions, Inc.*	5		623
H&R Block, Inc.	–	(a)	10
Kroton Educacional SA (Brazil)	32		85
ServiceMaster Global Holdings, Inc.*	8		379

			1,105

Diversified Financial Services — 0.3%
AMP Ltd. (Australia)	12		18
Ayala Corp. (Philippines)	3		59
Berkshire Hathaway, Inc., Class B*	4		823
Chailease Holding Co. Ltd. (Taiwan)	29		119
Challenger Ltd. (Australia)	2		13
Eurazeo SE (France)	–	(a)	15
EXOR NV (Netherlands)	4		287
Far East Horizon Ltd. (China)	76		81
FirstRand Ltd. (South Africa)	137		601
Groupe Bruxelles Lambert SA (Belgium)	–	(a)	32
Industrivarden AB, Class C (Sweden)	1		14
Investor AB, Class B (Sweden)	2		84
Jefferies Financial Group, Inc.	1		10
Kinnevik AB, Class B (Sweden)	1		26
L E Lundbergforetagen AB, Class B (Sweden)	–	(a)	10
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	9		46
ORIX Corp. (Japan)	22		316
Pargesa Holding SA (Switzerland)	–	(a)	12
RMB Holdings Ltd. (South Africa)	33		172

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Standard Life Aberdeen plc (United Kingdom)	10		35
Tokyo Century Corp. (Japan)	–	(a)	9
Wendel SA (France)	–	(a)	14

			2,796

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	65		2,036
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	9		6
BT Group plc (United Kingdom)	35		100
CenturyLink, Inc.	2		24
China Unicom Hong Kong Ltd. (China)	114		145
Deutsche Telekom AG (Registered) (Germany)	14		227
Elisa OYJ (Finland)	1		26
HKT Trust & HKT Ltd. (Hong Kong)	16		26
Iliad SA (France)	–	(a)	11
Koninklijke KPN NV (Netherlands)	14		44
LG Uplus Corp. (South Korea)	7		94
Nippon Telegraph & Telephone Corp. (Japan)	11		452
Orange SA (France)	56		905
PCCW Ltd. (Hong Kong)	17		11
Proximus SADP (Belgium)	1		18
Singapore Telecommunications Ltd. (Singapore)	34		75
Spark New Zealand Ltd. (New Zealand)	8		19
Swisscom AG (Registered) (Switzerland)	–	(a)	52
Telecom Italia SpA (Italy)	25		14
Telecom Italia SpA (Italy)*	47		29
Telefonica Brasil SA (Preference) (Brazil)	11		139
Telefonica Deutschland Holding AG (Germany)	3		10
Telefonica SA (Spain)	19		161
Telekomunikasi Indonesia Persero Tbk. PT (Indonesia)	594		164
Telenor ASA (Norway)	28		566
Telia Co. AB (Sweden)	12		52
Telstra Corp. Ltd. (Australia)	17		40
TPG Telecom Ltd. (Australia)	2		7
United Internet AG (Registered) (Germany)	1		18
Verizon Communications, Inc.	62		3,696

			9,167

Electric Utilities — 1.2%
Alliant Energy Corp.	–	(a)	23
American Electric Power Co., Inc.	14		1,169
AusNet Services (Australia)	7		9
Chubu Electric Power Co., Inc. (Japan)	12		181
Chugoku Electric Power Co., Inc. (The) (Japan)	1		14
CK Infrastructure Holdings Ltd. (Hong Kong)	3		21
CLP Holdings Ltd. (Hong Kong)	49		563
Duke Energy Corp.	7		609
Edison International	5		308
EDP - Energias de Portugal SA (Portugal)	11		41
Electricite de France SA (France)	2		34
Endesa SA (Spain)	22		554
Enel SpA (Italy)	33		214
Entergy Corp.	–	(a)	38
Equatorial Energia SA (Brazil)	5		97
Evergy, Inc.	1		31
Eversource Energy	7		509
Exelon Corp.	2		102
FirstEnergy Corp.	1		44
Fortum OYJ (Finland)	2		37
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong) (b)	11		11
Iberdrola SA (Spain)	25		224
Kansai Electric Power Co., Inc. (The) (Japan)	20		299
Korea Electric Power Corp. (South Korea)	2		59
Kyushu Electric Power Co., Inc. (Japan)	2		19
NextEra Energy, Inc.	16		3,019
Orsted A/S (Denmark) (b)	1		59
Pinnacle West Capital Corp.	–	(a)	23
Portland General Electric Co.	8		407
Power Assets Holdings Ltd. (Hong Kong)	6		38
Power Grid Corp. of India Ltd. (India)	52		149
PPL Corp.	2		48
Red Electrica Corp. SA (Spain)	21		445
Southern Co. (The)	2		113
SSE plc (United Kingdom)	4		65
Tenaga Nasional Bhd. (Malaysia)	29		89
Terna Rete Elettrica Nazionale SpA (Italy)	6		37
Tohoku Electric Power Co., Inc. (Japan)	2		23
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	6		37
Verbund AG (Austria)	1		54
Xcel Energy, Inc.	52		2,907

			12,723

Electrical Equipment — 0.5%
ABB Ltd. (Registered) (Switzerland)	30		571
AMETEK, Inc.	–	(a)	40
Bharat Heavy Electricals Ltd. (India)	114		123
Eaton Corp. plc	26		2,115
Emerson Electric Co.	1		89
Fuji Electric Co. Ltd. (Japan)	7		194
Generac Holdings, Inc.*	7		333
Legrand SA (France)	1		73
Luxshare Precision Industry Co. Ltd., Class A (China)	35		128
Melrose Industries plc (United Kingdom)	20		48
Mitsubishi Electric Corp. (Japan)	8		97
Nidec Corp. (Japan)	6		789
OSRAM Licht AG (Germany)	–	(a)	14
Prysmian SpA (Italy)	1		19

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Rockwell Automation, Inc.	–	(a)	44
Schneider Electric SE (France)	9		717
Siemens Gamesa Renewable Energy SA (Spain)	11		171
Signify NV (Netherlands) (b)	4		107
Vestas Wind Systems A/S (Denmark)	1		67

			5,739

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc. (China)	8		47
Alps Alpine Co. Ltd. (Japan)	1		19
Amphenol Corp., Class A	7		657
Arrow Electronics, Inc.*	9		721
BOE Technology Group Co. Ltd., Class A (China)	63		36
Cognex Corp.	9		442
Corning, Inc.	22		738
Delta Electronics, Inc. (Taiwan)	117		604
FLIR Systems, Inc.	–	(a)	14
Hamamatsu Photonics KK (Japan)	1		23
Hexagon AB, Class B (Sweden)	1		56
Hirose Electric Co. Ltd. (Japan)	–	(a)	10
Hitachi High-Technologies Corp. (Japan)	–	(a)	12
Hitachi Ltd. (Japan)	15		484
Hon Hai Precision Industry Co. Ltd. (Taiwan)	44		105
Ingenico Group SA (France)	–	(a)	18
IPG Photonics Corp.*	–	(a)	11
Japan Aviation Electronics Industry Ltd. (Japan)	4		56
Jenoptik AG (Germany)	1		46
Keyence Corp. (Japan)	2		1,188
Keysight Technologies, Inc.*	–	(a)	35
Kyocera Corp. (Japan)	1		77
Largan Precision Co. Ltd. (Taiwan)	4		600
Murata Manufacturing Co. Ltd. (Japan)	2		110
Nippon Electric Glass Co. Ltd. (Japan)	–	(a)	8
Omron Corp. (Japan)	1		38
Samsung SDI Co. Ltd. (South Korea)	1		120
Shimadzu Corp. (Japan)	1		26
Sunny Optical Technology Group Co. Ltd. (China)	12		143
TDK Corp. (Japan)	1		39
TE Connectivity Ltd.	1		58
V Technology Co. Ltd. (Japan)	1		64
Venture Corp. Ltd. (Singapore)	1		15
Yaskawa Electric Corp. (Japan)	1		32
Yokogawa Electric Corp. (Japan)	1		19
Zebra Technologies Corp., Class A*	3		709

			7,380

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co.	1		30
China Oilfield Services Ltd., Class H (China)	70		76
Core Laboratories NV	5		348
Halliburton Co.	2		54
Helmerich & Payne, Inc.	–	(a)	13
John Wood Group plc (United Kingdom)	3		18
National Oilwell Varco, Inc.	1		22
Patterson-UTI Energy, Inc.	35		491
Schlumberger Ltd.	3		127
TechnipFMC plc (United Kingdom)	1		21
Tenaris SA (Luxembourg)	2		27
WorleyParsons Ltd. (Australia)	1		13

			1,240

Entertainment — 0.7%
Activision Blizzard, Inc.	2		73
Capcom Co. Ltd. (Japan)	9		204
CD Projekt SA (Poland)*	2		79
Cinemark Holdings, Inc.	15		602
DeNA Co. Ltd. (Japan)	1		8
Electronic Arts, Inc.*	1		64
Konami Holdings Corp. (Japan)	–	(a)	18
NCSoft Corp. (South Korea)	–	(a)	157
NetEase, Inc., ADR (China)	–	(a)	88
Netflix, Inc.*	11		3,744
Nexon Co. Ltd. (Japan)	2		28
Nintendo Co. Ltd. (Japan)	1		143
Spotify Technology SA*	5		706
Take-Two Interactive Software, Inc.*	9		846
Toho Co. Ltd. (Japan)	1		20
Ubisoft Entertainment SA (France)*	–	(a)	31
Viacom, Inc., Class B	1		21
Vivendi SA (France)	4		124
Walt Disney Co. (The)	4		409

			7,365

Equity Real Estate Investment Trusts (REITs) — 3.6%
Agree Realty Corp.	2		109
Alexandria Real Estate Equities, Inc.	–	(a)	34
American Campus Communities, Inc.	3		145
American Homes 4 Rent, Class A	35		801
American Tower Corp.	1		183
Americold Realty Trust	2		56
Apartment Investment & Management Co., Class A	–	(a)	16
Ascendas (Singapore)	11		23
AvalonBay Communities, Inc.	3		647
Boston Properties, Inc.	3		460
Brandywine Realty Trust	30		476
British Land Co. plc (The) (United Kingdom)	4		29
Brixmor Property Group, Inc.	63		1,152
CapitaLand Commercial Trust (Singapore)	11		15
CapitaLand Mall Trust (Singapore)	11		19
CorePoint Lodging, Inc.	8		92
CoreSite Realty Corp.	6		609
Cousins Properties, Inc.	29		285
Covivio (France)	–	(a)	20
Crown Castle International Corp.	1		112
Daiwa House REIT Investment Corp. (Japan)	–	(a)	18
Dexus (Australia)	4		38
Digital Realty Trust, Inc.	11		1,259
Douglas Emmett, Inc.	18		715
Duke Realty Corp.	1		23
EastGroup Properties, Inc.	9		972
Equinix, Inc.	2		754

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Equity Commonwealth	4		127
Equity LifeStyle Properties, Inc.	9		1,069
Equity Residential	14		1,059
Essex Property Trust, Inc.	3		986
Extra Space Storage, Inc.	–	(a)	27
Federal Realty Investment Trust	9		1,186
Gecina SA (France)	–	(a)	28
Goodman Group (Australia)	7		63
GPT Group (The) (Australia)	7		33
Growthpoint Properties Ltd. (South Africa)	50		84
Hammerson plc (United Kingdom)	3		14
HCP, Inc.	39		1,229
Healthcare Trust of America, Inc., Class A	26		754
Highwoods Properties, Inc.	11		516
Host Hotels & Resorts, Inc.	21		388
Hudson Pacific Properties, Inc.	9		296
Hyprop Investments Ltd. (South Africa)	5		27
ICADE (France)	–	(a)	12
Invitation Homes, Inc.	19		466
Iron Mountain, Inc.	1		21
Japan Prime Realty Investment Corp. (Japan)	–	(a)	12
Japan Real Estate Investment Corp. (Japan)	–	(a)	29
Japan Retail Fund Investment Corp. (Japan)	–	(a)	157
JBG SMITH Properties	10		420
Kimco Realty Corp.	30		546
Klepierre SA (France)	1		29
Land Securities Group plc (United Kingdom)	3		36
Liberty Property Trust	10		491
Link REIT (Hong Kong)	9		100
Macerich Co. (The)	3		148
MGM Growth Properties LLC, Class A	2		56
Mid-America Apartment Communities, Inc.	21		2,257
Mirvac Group (Australia)	15		29
National Retail Properties, Inc.	29		1,612
Nippon Building Fund, Inc. (Japan)	–	(a)	41
Nippon Prologis REIT, Inc. (Japan)	–	(a)	15
Nomura Real Estate Master Fund, Inc. (Japan)	–	(a)	24
Outfront Media, Inc.	33		770
Park Hotels & Resorts, Inc.	10		312
Pebblebrook Hotel Trust	13		415
Prologis, Inc.	58		4,171
Public Storage	10		2,153
Rayonier, Inc.	16		507
Realty Income Corp.	1		47
Redefine Properties Ltd. (South Africa)	99		67
Regency Centers Corp.	–	(a)	24
Rexford Industrial Realty, Inc.	14		495
RLJ Lodging Trust	22		389
Saul Centers, Inc.	1		76
SBA Communications Corp.*	–	(a)	47
Scentre Group (Australia)	22		64
Segro plc (United Kingdom)	4		39
Simon Property Group, Inc.	4		656
SL Green Realty Corp.	–	(a)	16
Stockland (Australia)	10		27
Suntec (Singapore)	9		13
Terreno Realty Corp.	13		555
UDR, Inc.	1		26
Unibail-Rodamco-Westfield (France)	1		93
United Urban Investment Corp. (Japan)	–	(a)	19
Ventas, Inc.	16		1,041
VEREIT, Inc.	56		471
VICI Properties, Inc.	22		489
Vicinity Centres (Australia)	13		25
Vornado Realty Trust	–	(a)	25
Weingarten Realty Investors	19		544
Welltower, Inc.	4		273
Weyerhaeuser Co.	14		365
WP Carey, Inc.	14		1,078

			38,741

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	3		52
BGF retail Co. Ltd. (South Korea)	–	(a)	78
Bid Corp. Ltd. (South Africa)	34		705
BIM Birlesik Magazalar A/S (Turkey)	2		27
Carrefour SA (France)	2		45
Casino Guichard Perrachon SA (France)	5		214
Cencosud SA (Chile)	19		33
Clicks Group Ltd. (South Africa)	7		84
Coles Group Ltd. (Australia)*	5		39
Colruyt SA (Belgium)	–	(a)	18
Costco Wholesale Corp.	1		225
Dairy Farm International Holdings Ltd. (Hong Kong)	1		12
Dino Polska SA (Poland)* (b)	3		95
FamilyMart UNY Holdings Co. Ltd. (Japan)	1		26
ICA Gruppen AB (Sweden)	–	(a)	13
J Sainsbury plc (United Kingdom)	7		22
Jeronimo Martins SGPS SA (Portugal)	1		15
Koninklijke Ahold Delhaize NV (Netherlands)	29		762
Kroger Co. (The)	13		309
Lawson, Inc. (Japan)	–	(a)	11
Magnit PJSC, GDR (Russia) (b)	6		85
Metcash Ltd. (Australia)	49		93
METRO AG (Germany)	1		12
Performance Food Group Co.*	23		907
Pick n Pay Stores Ltd. (South Africa)	13		61
President Chain Store Corp. (Taiwan)	56		552
Raia Drogasil SA (Brazil)*	17		285
Seven & i Holdings Co. Ltd. (Japan)	3		117
Shoprite Holdings Ltd. (South Africa)	26		288
SPAR Group Ltd. (The) (South Africa)	6		81
Sundrug Co. Ltd. (Japan)	–	(a)	8
Sysco Corp.	1		67
Tesco plc (United Kingdom)	40		122
Tsuruha Holdings, Inc. (Japan)	–	(a)	16
Walgreens Boots Alliance, Inc.	14		885

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Wal-Mart de Mexico SAB de CV (Mexico)	189		505
Walmart, Inc.	3		293
Welcia Holdings Co. Ltd. (Japan)	–	(a)	7
Wm Morrison Supermarkets plc (United Kingdom)	9		28
Woolworths Group Ltd. (Australia)	5		117
X5 Retail Group NV, GDR (Russia) (b)	3		69

			7,383

Food Products — 0.8%
a2 Milk Co. Ltd. (New Zealand)*	3		29
Ajinomoto Co., Inc. (Japan)	2		29
Archer-Daniels-Midland Co.	1		51
Associated British Foods plc (United Kingdom)	1		46
Austevoll Seafood ASA (Norway)	5		55
Barry Callebaut AG (Registered) (Switzerland)	–	(a)	16
Calbee, Inc. (Japan)	–	(a)	8
Campbell Soup Co.	–	(a)	15
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	–	(a)	27
Conagra Brands, Inc.	1		28
Danone SA (France)	3		195
General Mills, Inc.	1		65
Golden Agri-Resources Ltd. (Singapore)	26		5
Guangdong Haid Group Co. Ltd., Class A (China)	11		47
Hershey Co. (The)	–	(a)	34
Hormel Foods Corp.	1		26
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	9		40
JM Smucker Co. (The)	–	(a)	28
Kellogg Co.	1		30
Kerry Group plc, Class A (Ireland)	1		73
Kikkoman Corp. (Japan)	1		29
Kraft Heinz Co. (The)	1		43
Lamb Weston Holdings, Inc.	10		757
Leroy Seafood Group ASA (Norway)	15		108
McCormick & Co., Inc. (Non-Voting)	–	(a)	39
MEIJI Holdings Co. Ltd. (Japan)	1		41
Mondelez International, Inc., Class A	3		152
Mowi ASA (Norway)	2		40
Nestle SA (Registered) (Switzerland)	50		4,751
NH Foods Ltd. (Japan)	–	(a)	14
Nisshin Seifun Group, Inc. (Japan)	1		18
Nissin Foods Holdings Co. Ltd. (Japan)	–	(a)	21
Orkla ASA (Norway)	3		26
Post Holdings, Inc.*	7		763
Salmar ASA (Norway)	5		220
Tate & Lyle plc (United Kingdom)	10		90
Tiger Brands Ltd. (South Africa)	8		146
Toyo Suisan Kaisha Ltd. (Japan)	–	(a)	15
Tyson Foods, Inc., Class A	1		43
Uni-President Enterprises Corp. (Taiwan)	41		100
Universal Robina Corp. (Philippines)	21		61
WH Group Ltd. (Hong Kong) (b)	36		39
Wilmar International Ltd. (Singapore)	8		19
Yakult Honsha Co. Ltd. (Japan)	1		35
Yamazaki Baking Co. Ltd. (Japan)	1		8

			8,425

Gas Utilities — 0.0% (d)
APA Group (Australia)	5		34
Atmos Energy Corp.	–	(a)	25
ENN Energy Holdings Ltd. (China)	11		105
Hong Kong & China Gas Co. Ltd. (Hong Kong)	38		91
Naturgy Energy Group SA (Spain)	1		40
Osaka Gas Co. Ltd. (Japan)	2		30
Toho Gas Co. Ltd. (Japan)	–	(a)	14
Tokyo Gas Co. Ltd. (Japan)	2		43

			382

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	4		296
ABIOMED, Inc.*	–	(a)	27
Align Technology, Inc.*	–	(a)	44
Asahi Intecc Co. Ltd. (Japan)	–	(a)	19
Baxter International, Inc.	1		82
Becton Dickinson and Co.	1		142
BioMerieux (France)	–	(a)	14
Boston Scientific Corp.*	42		1,620
Cochlear Ltd. (Australia)	–	(a)	29
Coloplast A/S, Class B (Denmark)	–	(a)	53
ConvaTec Group plc (United Kingdom) (b)	6		10
Cooper Cos., Inc. (The)	–	(a)	31
Danaher Corp.	1		175
Demant A/S (Denmark)*	–	(a)	12
Dentsply Sirona, Inc.	–	(a)	23
DexCom, Inc.*	4		501
Edwards Lifesciences Corp.*	–	(a)	84
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2		25
Hologic, Inc.*	1		27
Hoya Corp. (Japan)	2		106
ICU Medical, Inc.*	1		212
IDEXX Laboratories, Inc.*	3		738
Intuitive Surgical, Inc.*	4		2,150
Koninklijke Philips NV (Netherlands)	4		155
Medtronic plc	9		801
Olympus Corp. (Japan)	8		82
ResMed, Inc.	–	(a)	31
Sartorius AG (Preference) (Germany)	–	(a)	25
Siemens Healthineers AG (Germany) (b)	1		26
Smith & Nephew plc (United Kingdom)	31		612
Sonova Holding AG (Registered) (Switzerland)	–	(a)	45
Straumann Holding AG (Registered) (Switzerland)	–	(a)	34
Stryker Corp.	1		129
Sysmex Corp. (Japan)	1		42
Teleflex, Inc.	–	(a)	29
Terumo Corp. (Japan)	3		77
Varian Medical Systems, Inc.*	–	(a)	27
West Pharmaceutical Services, Inc.	6		665

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Zimmer Biomet Holdings, Inc.	–	(a)	55

			9,255

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*	11		336
Alfresa Holdings Corp. (Japan)	5		145
AmerisourceBergen Corp.	5		422
Anthem, Inc.	3		737
Cardinal Health, Inc.	1		30
Centene Corp.*	10		552
Cigna Corp.	15		2,476
Covetrus, Inc.*	2		77
CVS Health Corp.	3		147
DaVita, Inc.*	–	(a)	15
Encompass Health Corp.	9		539
Fresenius Medical Care AG & Co. KGaA (Germany)	6		510
Fresenius SE & Co. KGaA (Germany)	2		96
HCA Healthcare, Inc.	3		402
Henry Schein, Inc.*	6		363
Humana, Inc.	–	(a)	76
Laboratory Corp. of America Holdings*	–	(a)	32
McKesson Corp.	–	(a)	47
Medipal Holdings Corp. (Japan)	4		88
Molina Healthcare, Inc.*	4		533
Netcare Ltd. (South Africa)	25		40
NMC Health plc (United Arab Emirates)	–	(a)	13
Premier, Inc., Class A*	9		301
Quest Diagnostics, Inc.	–	(a)	26
Ramsay Health Care Ltd. (Australia)	1		27
Ryman Healthcare Ltd. (New Zealand)	2		14
Ship Healthcare Holdings, Inc. (Japan)	1		49
Sinopharm Group Co. Ltd., Class H (China)	26		108
Sonic Healthcare Ltd. (Australia)	2		31
Suzuken Co. Ltd. (Japan)	–	(a)	17
UnitedHealth Group, Inc.	20		4,895
Universal Health Services, Inc., Class B	–	(a)	24
WellCare Health Plans, Inc.*	2		673

			13,841

Health Care Technology — 0.2%
Cerner Corp.*	1		39
Evolent Health, Inc., Class A*	19		239
M3, Inc. (Japan)	2		29
Medidata Solutions, Inc.*	5		372
Teladoc Health, Inc.*	11		619
Veeva Systems, Inc., Class A*	5		628

			1,926

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	13		526
Aristocrat Leisure Ltd. (Australia)	2		41
Betsson AB (Sweden)	6		43
Brinker International, Inc.	6		285
Carnival Corp.	1		43
Carnival plc	1		34
Chipotle Mexican Grill, Inc.*	–	(a)	36
Compass Group plc (United Kingdom)	7		153
Crown Resorts Ltd. (Australia)	2		13
Darden Restaurants, Inc.	–	(a)	32
Domino’s Pizza Enterprises Ltd. (Australia)	–	(a)	8
Flight Centre Travel Group Ltd. (Australia)	–	(a)	7
Galaxy Entertainment Group Ltd. (Macau)	10		68
Genting Malaysia Bhd. (Malaysia)	30		23
Genting Singapore Ltd. (Singapore)	25		19
Greene King plc (United Kingdom)	8		69
GVC Holdings plc (United Kingdom)	2		17
Hilton Worldwide Holdings, Inc.	11		924
InterContinental Hotels Group plc (United Kingdom)	1		43
Jollibee Foods Corp. (Philippines)	11		67
Marriott International, Inc., Class A	1		74
McDonald’s Corp.	2		306
McDonald’s Holdings Co. Japan Ltd. (Japan)	–	(a)	14
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1		23
Merlin Entertainments plc (United Kingdom) (b)	3		13
MGM China Holdings Ltd. (Macau)	4		8
MGM Resorts International	1		28
Minor International PCL (Thailand)	75		91
Norwegian Cruise Line Holdings Ltd.*	–	(a)	25
Oriental Land Co. Ltd. (Japan)	1		91
Paddy Power Betfair plc (Ireland)	–	(a)	25
Royal Caribbean Cruises Ltd.	14		1,591
Sands China Ltd. (Macau)	194		976
Shangri-La Asia Ltd. (Hong Kong)	6		9
SJM Holdings Ltd. (Macau)	8		9
Sodexo SA (France)	–	(a)	40
Starbucks Corp.	3		195
Tabcorp Holdings Ltd. (Australia)	8		26
TUI AG (Germany)	2		17
Whitbread plc (United Kingdom)	1		50
Wynn Macau Ltd. (Macau)	6		15
Wynn Resorts Ltd.	–	(a)	24
Yum China Holdings, Inc. (China)	13		582
Yum! Brands, Inc.	1		65

			6,748

Household Durables — 0.3%
Barratt Developments plc (United Kingdom)	29		228
Berkeley Group Holdings plc (United Kingdom)	5		234
Bovis Homes Group plc (United Kingdom)	4		54
Casio Computer Co. Ltd. (Japan)	1		11
DR Horton, Inc.	1		30
Electrolux AB, Series B (Sweden)	1		25
Garmin Ltd.	–	(a)	22
Haier Electronics Group Co. Ltd. (Hong Kong)	19		55
Hangzhou Robam Appliances Co. Ltd., Class A (China)	16		79
Husqvarna AB, Class B (Sweden)	2		14
Iida Group Holdings Co. Ltd. (Japan)	1		11

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
JM AB (Sweden)	6		108
Leggett & Platt, Inc.	–	(a)	12
Lennar Corp., Class A	21		1,055
Midea Group Co. Ltd., Class A (China)	61		439
Mohawk Industries, Inc.*	–	(a)	16
Newell Brands, Inc.	1		13
Nikon Corp. (Japan)	1		18
Panasonic Corp. (Japan)	9		78
Persimmon plc (United Kingdom)	7		200
PulteGroup, Inc.	1		15
Redrow plc (United Kingdom)	34		266
Rinnai Corp. (Japan)	–	(a)	7
SEB SA (France)	–	(a)	16
Sekisui Chemical Co. Ltd. (Japan)	2		24
Sekisui House Ltd. (Japan)	3		43
Sharp Corp. (Japan)*	1		10
Sony Corp. (Japan)	16		654
Taylor Wimpey plc (United Kingdom)	13		31
Techtronic Industries Co. Ltd. (Hong Kong)	6		37
Whirlpool Corp.	–	(a)	18

			3,823

Household Products — 0.3%
Church & Dwight Co., Inc.	1		37
Clorox Co. (The)	2		293
Colgate-Palmolive Co.	2		124
Energizer Holdings, Inc.	10		429
Essity AB, Class B (Sweden)	2		72
Henkel AG & Co. KGaA (Germany)	–	(a)	41
Henkel AG & Co. KGaA (Preference) (Germany)	1		75
Kimberly-Clark Corp.	1		90
Lion Corp. (Japan)	1		19
Pigeon Corp. (Japan)	1		21
Procter & Gamble Co. (The)	13		1,340
Reckitt Benckiser Group plc (United Kingdom)	3		229
Unicharm Corp. (Japan)	2		56
Unilever Indonesia Tbk. PT (Indonesia)	77		268

			3,094

Independent Power and Renewable Electricity Producers — 0.0% (d)
AES Corp.	1		25
China Longyuan Power Group Corp. Ltd., Class H (China)	126		88
China Resources Power Holdings Co. Ltd. (China)	46		69
Electric Power Development Co. Ltd. (Japan)	1		15
Engie Brasil Energia SA (Brazil)	6		68
Meridian Energy Ltd. (New Zealand)	5		15
NRG Energy, Inc.	1		25
Uniper SE (Germany)	1		25

			330

Industrial Conglomerates — 0.4%
3M Co.	1		252
Alfa SAB de CV, Class A (Mexico)	55		59
Bidvest Group Ltd. (The) (South Africa)	24		320
Carlisle Cos., Inc.	3		417
CK Hutchison Holdings Ltd. (Hong Kong)	11		115
DCC plc (United Kingdom)	–	(a)	35
Fosun International Ltd. (China)	35		59
General Electric Co.	18		183
Honeywell International, Inc.	8		1,225
Jardine Matheson Holdings Ltd. (Hong Kong)	11		687
Jardine Strategic Holdings Ltd. (Hong Kong)	1		34
Keihan Holdings Co. Ltd. (Japan)	–	(a)	17
Keppel Corp. Ltd. (Singapore)	6		28
KOC Holding A/S (Turkey)	37		106
LG Corp. (South Korea)	2		135
NWS Holdings Ltd. (Hong Kong)	32		70
Roper Technologies, Inc.	–	(a)	75
Sembcorp Industries Ltd. (Singapore)	4		7
Siemens AG (Registered) (Germany)	3		337
SK Holdings Co. Ltd. (South Korea)	–	(a)	115
Smiths Group plc (United Kingdom)	2		30
Toshiba Corp. (Japan)	3		86

			4,392

Insurance — 2.6%
Admiral Group plc (United Kingdom)	1		24
Aegon NV (Netherlands)	7		35
Aflac, Inc.	2		79
Ageas (Belgium)	10		488
AIA Group Ltd. (Hong Kong)	42		419
AIA Group Ltd. (Hong Kong)	328		3,280
Alleghany Corp.*	–	(a)	298
Allianz SE (Registered) (Germany)	10		2,250
Allstate Corp. (The)	1		66
American International Group, Inc.	20		871
Aon plc	1		86
Arthur J Gallagher & Co.	7		554
ASR Nederland NV (Netherlands)	10		421
Assicurazioni Generali SpA (Italy)	5		89
Assurant, Inc.	–	(a)	12
Aviva plc (United Kingdom)	100		538
AXA SA (France)	28		703
Baloise Holding AG (Registered) (Switzerland)	–	(a)	33
Brighthouse Financial, Inc.*	–	(a)	9
China Life Insurance Co. Ltd. (Taiwan)	106		90
China Life Insurance Co. Ltd., Class H (China)	82		221
Chubb Ltd.	5		755
Cincinnati Financial Corp.	–	(a)	27
CNP Assurances (France)	1		16
Dai-ichi Life Holdings, Inc. (Japan)	18		244
Direct Line Insurance Group plc (United Kingdom)	6		26
Everest Re Group Ltd.	–	(a)	19
Fairfax Financial Holdings Ltd. (Canada)	1		377
Fubon Financial Holding Co. Ltd. (Taiwan)	92		138
Gjensidige Forsikring ASA (Norway)	1		14

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Hannover Rueck SE (Germany)	2		274
Hartford Financial Services Group, Inc. (The)	24		1,174
HDFC Life Insurance Co. Ltd. (India) (b)	68		373
Insurance Australia Group Ltd. (Australia)	9		52
Japan Post Holdings Co. Ltd. (Japan)	7		76
Kinsale Capital Group, Inc.	6		441
Legal & General Group plc (United Kingdom)	304		1,092
Lincoln National Corp.	–	(a)	25
Loews Corp.	31		1,463
Mapfre SA (Spain)	4		12
Marsh & McLennan Cos., Inc.	8		779
Medibank Pvt Ltd. (Australia)	11		22
MetLife, Inc.	2		86
MS&AD Insurance Group Holdings, Inc. (Japan)	2		58
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5		1,145
NN Group NV (Netherlands)	3		105
PICC Property & Casualty Co. Ltd., Class H (China)	108		123
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		73
Ping An Insurance Group Co. of China Ltd., Class H (China)	239		2,685
Poste Italiane SpA (Italy) (b)	2		21
Principal Financial Group, Inc.	1		27
ProAssurance Corp.	–	(a)	3
Progressive Corp. (The)	16		1,174
Prudential Financial, Inc.	4		341
Prudential plc (United Kingdom)	39		780
QBE Insurance Group Ltd. (Australia)	5		48
RLI Corp.	7		472
RSA Insurance Group plc (United Kingdom)	4		28
Sampo OYJ, Class A (Finland)	2		82
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	–	(a)	113
Sanlam Ltd. (South Africa)	66		340
SCOR SE (France)	1		28
Sompo Holdings, Inc. (Japan)	5		189
Sony Financial Holdings, Inc. (Japan)	1		13
Suncorp Group Ltd. (Australia)	5		52
Swiss Life Holding AG (Registered) (Switzerland)*	1		545
Swiss Re AG (Switzerland)	1		122
T&D Holdings, Inc. (Japan)	2		24
Tokio Marine Holdings, Inc. (Japan)	3		131
Topdanmark A/S (Denmark)	2		103
Torchmark Corp.	–	(a)	18
Travelers Cos., Inc. (The)	8		1,154
Tryg A/S (Denmark)	–	(a)	14
Unum Group	–	(a)	15
Willis Towers Watson plc	–	(a)	48
Zurich Insurance Group AG (Switzerland)	1		206

			28,331

Interactive Media & Services — 1.6%
Alphabet, Inc., Class A*	4		4,886
Alphabet, Inc., Class C*	4		5,059
Auto Trader Group plc (United Kingdom) (b)	4		26
Baidu, Inc., ADR (China)*	5		759
Facebook, Inc., Class A*	8		1,407
Kakaku.com, Inc. (Japan)	1		12
LINE Corp. (Japan)*	–	(a)	11
NAVER Corp. (South Korea)	4		470
REA Group Ltd. (Australia)	–	(a)	12
Tencent Holdings Ltd. (China)	108		4,962
TripAdvisor, Inc.*	–	(a)	11
Twitter, Inc.*	2		51
Yahoo Japan Corp. (Japan)	12		28

			17,694

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd., ADR (China)*	21		3,820
Amazon.com, Inc.*	6		10,952
Booking Holdings, Inc.*	–	(a)	166
Ctrip.com International Ltd., ADR (China)*	4		155
Delivery Hero SE (Germany)* (b)	–	(a)	14
eBay, Inc.	2		67
Expedia Group, Inc.	4		465
GrubHub, Inc.*	5		356
JD.com, Inc., ADR (China)*	13		386
MercadoLibre, Inc. (Argentina)*	1		675
Naspers Ltd., Class N (South Africa)	4		875
Pinduoduo, Inc., ADR (China)*	3		70
Rakuten, Inc. (Japan)	4		33
Wayfair, Inc., Class A*	3		435
Zalando SE (Germany)* (b)	–	(a)	18
ZOZO, Inc. (Japan)	1		15

			18,502

IT Services — 2.2%
Accenture plc, Class A	11		1,952
Adyen NV (Netherlands)* (b)	–	(a)	265
Akamai Technologies, Inc.*	–	(a)	25
Alliance Data Systems Corp.	–	(a)	17
Amadeus IT Group SA (Spain)	2		144
Atos SE (France)	–	(a)	38
Automatic Data Processing, Inc.	1		147
Booz Allen Hamilton Holding Corp.	5		285
Broadridge Financial Solutions, Inc.	–	(a)	25
CANCOM SE (Germany)	1		48
Capgemini SE (France)	9		1,042
Cielo SA (Brazil)	21		51
Cognizant Technology Solutions Corp., Class A	1		88
Computacenter plc (United Kingdom)	3		45
Computershare Ltd. (Australia)	23		281
CoreLogic, Inc.*	10		367
DXC Technology Co.	1		36
Fidelity National Information Services, Inc.	1		77

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Fiserv, Inc.*	1		73
FleetCor Technologies, Inc.*	–	(a)	45
Fujitsu Ltd. (Japan)	4		268
Gartner, Inc.*	–	(a)	29
Global Payments, Inc.	11		1,524
GoDaddy, Inc., Class A*	9		673
HCL Technologies Ltd. (India)	10		164
Infosys Ltd., ADR (India)	12		132
Infosys Ltd. (India)	114		1,218
International Business Machines Corp.	2		265
InterXion Holding NV (Netherlands)*	4		268
Jack Henry & Associates, Inc.	–	(a)	23
Mastercard, Inc., Class A	21		4,997
Mindtree Ltd. (India)	3		45
Nihon Unisys Ltd. (Japan)	3		82
Nomura Research Institute Ltd. (Japan)	1		23
NTT Data Corp. (Japan)	3		29
Obic Co. Ltd. (Japan)	–	(a)	30
Otsuka Corp. (Japan)	–	(a)	15
Paychex, Inc.	1		54
PayPal Holdings, Inc.*	17		1,768
Tata Consultancy Services Ltd. (India)	63		1,828
Total System Services, Inc.	–	(a)	33
VeriSign, Inc.*	–	(a)	40
Visa, Inc., Class A	34		5,363
Western Union Co. (The)	1		17
WEX, Inc.*	1		269
Wirecard AG (Germany)	–	(a)	60
Wix.com Ltd. (Israel)*	–	(a)	22

			24,290

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1		38
Brunswick Corp.	10		508
Hasbro, Inc.	–	(a)	21
Mattel, Inc.*	1		9
Sankyo Co. Ltd. (Japan)	–	(a)	8
Sega Sammy Holdings, Inc. (Japan)	1		8
Shimano, Inc. (Japan)	–	(a)	49
Yamaha Corp. (Japan)	1		30

			671

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	1		54
Eurofins Scientific SE (Luxembourg)	–	(a)	20
Illumina, Inc.*	3		933
IQVIA Holdings, Inc.*	–	(a)	48
Lonza Group AG (Registered) (Switzerland)*	–	(a)	95
Mettler-Toledo International, Inc.*	–	(a)	38
PerkinElmer, Inc.	–	(a)	22
QIAGEN NV*	1		38
Sartorius Stedim Biotech (France)	–	(a)	14
Syneos Health, Inc.*	5		263
Thermo Fisher Scientific, Inc.	1		232
Waters Corp.*	–	(a)	38
Wuxi Biologics Cayman, Inc. (China)* (b)	15		146

			1,941

Machinery — 1.5%
Alfa Laval AB (Sweden)	1		28
Alstom SA (France)	1		28
Amada Holdings Co. Ltd. (Japan)	1		14
ANDRITZ AG (Austria)	–	(a)	13
Atlas Copco AB, Class A (Sweden)	20		535
Atlas Copco AB, Class B (Sweden)	2		40
Caterpillar, Inc.	7		955
China Conch Venture Holdings Ltd. (China)	30		107
CNH Industrial NV (United Kingdom)	4		42
Cummins, Inc.	–	(a)	48
Daifuku Co. Ltd. (Japan)	–	(a)	21
Deere & Co.	5		789
DMG Mori Co. Ltd. (Japan)	7		90
Douglas Dynamics, Inc.	5		207
Dover Corp.	7		655
Epiroc AB, Class A (Sweden)*	25		256
Epiroc AB, Class B (Sweden)*	2		15
FANUC Corp. (Japan)	4		650
Flowserve Corp.	–	(a)	12
Fortive Corp.	1		52
Gates Industrial Corp. plc*	21		303
GEA Group AG (Germany)	1		17
Han’s Laser Technology Industry Group Co. Ltd., Class A (China)	6		37
Hino Motors Ltd. (Japan)	1		9
Hitachi Construction Machinery Co. Ltd. (Japan)	–	(a)	11
Hoshizaki Corp. (Japan)	–	(a)	12
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	–	(a)	55
IHI Corp. (Japan)	1		14
Illinois Tool Works, Inc.	6		804
Ingersoll-Rand plc	1		55
JTEKT Corp. (Japan)	1		10
Kawasaki Heavy Industries Ltd. (Japan)	1		15
KION Group AG (Germany)	–	(a)	15
Komatsu Ltd. (Japan)	23		539
Kone OYJ, Class B (Finland)	1		70
Kubota Corp. (Japan)	40		587
Kurita Water Industries Ltd. (Japan)	–	(a)	10
Lincoln Electric Holdings, Inc.	6		508
Makita Corp. (Japan)	16		549
Metso OYJ (Finland)	–	(a)	15
Middleby Corp. (The)*	2		265
MINEBEA MITSUMI, Inc. (Japan)	2		24
MISUMI Group, Inc. (Japan)	1		30
Mitsubishi Heavy Industries Ltd. (Japan)	1		50
Nabtesco Corp. (Japan)	1		15
NGK Insulators Ltd. (Japan)	1		16
Nordson Corp.	3		399
NSK Ltd. (Japan)	2		14
Oshkosh Corp.	5		400
PACCAR, Inc.	1		50
Parker-Hannifin Corp.	4		736
Pentair plc	–	(a)	15
RBC Bearings, Inc.*	4		508
Sandvik AB (Sweden)	15		239
Schindler Holding AG (Switzerland)	–	(a)	35

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Schindler Holding AG (Registered) (Switzerland)	–	(a)	17
SKF AB, Class B (Sweden)	2		26
SMC Corp. (Japan)	2		867
Snap-on, Inc.	3		396
Stabilus SA (Germany)	1		31
Stanley Black & Decker, Inc.	15		2,077
Sumitomo Heavy Industries Ltd. (Japan)	1		16
THK Co. Ltd. (Japan)	1		12
Toro Co. (The)	16		1,104
Valmet OYJ (Finland)	8		205
Volvo AB, Class B (Sweden)	6		100
Wabtec Corp.	–	(a)	22
Wartsila OYJ Abp (Finland)	2		29
WEG SA (Brazil)	61		278
Weir Group plc (The) (United Kingdom)	1		21
Welbilt, Inc.*	6		95
Xylem, Inc.	–	(a)	30
Yangzijiang Shipbuilding Holdings Ltd. (China)	10		11

			16,325

Marine — 0.0% (d)
AP Moller - Maersk A/S, Class A (Denmark)	–	(a)	18
AP Moller - Maersk A/S, Class B (Denmark)	–	(a)	34
Kuehne + Nagel International AG (Registered) (Switzerland)	–	(a)	30
Mitsui OSK Lines Ltd. (Japan)	1		11
Nippon Yusen KK (Japan)	1		9

			102

Media — 0.8%
Axel Springer SE (Germany)	–	(a)	10
CBS Corp. (Non-Voting), Class B	10		476
Charter Communications, Inc., Class A*	9		3,004
Comcast Corp., Class A	10		381
CyberAgent, Inc. (Japan)	–	(a)	16
Dentsu, Inc. (Japan)	1		38
Discovery, Inc., Class A*	2		67
Discovery, Inc., Class C*	30		752
DISH Network Corp., Class A*	34		1,065
Entercom Communications Corp., Class A	56		296
Eutelsat Communications SA (France)	8		145
Fox Corp., Class A*	1		27
Fox Corp., Class B*	–	(a)	12
Hakuhodo DY Holdings, Inc. (Japan)	1		16
Informa plc (United Kingdom)	5		50
Interpublic Group of Cos., Inc. (The)	1		17
ITV plc (United Kingdom)	15		25
JCDecaux SA (France)	–	(a)	9
New York Times Co. (The), Class A	9		309
News Corp., Class A	1		10
News Corp., Class B	–	(a)	3
Nexstar Media Group, Inc., Class A	6		647
Omnicom Group, Inc.	–	(a)	34
Pearson plc (United Kingdom)	21		233
ProSiebenSat.1 Media SE (Germany)	1		14
Publicis Groupe SA (France)	1		47
RTL Group SA (Luxembourg)	–	(a)	9
Schibsted ASA, Class B (Norway)	–	(a)	14
SES SA, FDR (Luxembourg)	12		194
Singapore Press Holdings Ltd. (Singapore)	7		12
Telenet Group Holding NV (Belgium)	2		92
WPP plc (United Kingdom)	32		339

			8,363

Metals & Mining — 0.8%
Alrosa PJSC (Russia)	72		101
Alumina Ltd. (Australia)	141		242
Anglo American plc (South Africa)	25		664
AngloGold Ashanti Ltd. (South Africa)	8		111
Antofagasta plc (Chile)	2		20
ArcelorMittal (Luxembourg)	3		55
Baoshan Iron & Steel Co. Ltd., Class A (China)	62		66
BHP Group Ltd. (Australia)	93		2,543
BHP Group plc (Australia)	9		209
BlueScope Steel Ltd. (Australia)	36		357
Boliden AB (Sweden)	1		32
Evolution Mining Ltd. (Australia)	75		195
Evraz plc (Russia)	27		220
Fortescue Metals Group Ltd. (Australia)	30		150
Freeport-McMoRan, Inc.	3		39
Fresnillo plc (Mexico)	1		10
Gerdau SA (Preference) (Brazil)	29		113
Glencore plc (Switzerland)	46		191
Grupo Mexico SAB de CV, Series B (Mexico)	51		139
Hindalco Industries Ltd. (India)	25		76
Hitachi Metals Ltd. (Japan)	1		11
JFE Holdings, Inc. (Japan)	2		34
JSW Steel Ltd. (India)	21		89
Kobe Steel Ltd. (Japan)	1		10
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (b)	4		34
Maruichi Steel Tube Ltd. (Japan)	–	(a)	6
Mitsubishi Materials Corp. (Japan)	–	(a)	11
MMC Norilsk Nickel PJSC, ADR (Russia)	7		142
Newcrest Mining Ltd. (Australia)	3		57
Newmont Mining Corp.	1		40
Nippon Steel Corp. (Japan)	3		58
Norsk Hydro ASA (Norway)	6		22
Nucor Corp.	1		38
POSCO (South Korea)	1		188
Regis Resources Ltd. (Australia)	31		117
Rio Tinto Ltd. (Australia)	2		106
Rio Tinto plc (Australia)	18		1,057
Severstal PJSC, GDR (Russia) (b)	4		58
South32 Ltd. (Australia)	219		583
St Barbara Ltd. (Australia)	29		69
Sumitomo Metal Mining Co. Ltd. (Japan)	1		30
thyssenkrupp AG (Germany)	2		25
Vale SA, ADR (Brazil)	23		301

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
voestalpine AG (Austria)	–	(a)	14

			8,633

Multiline Retail — 0.3%
Dollar General Corp.	1		66
Dollar Tree, Inc.*	1		53
Harvey Norman Holdings Ltd. (Australia)	2		7
Isetan Mitsukoshi Holdings Ltd. (Japan)	1		14
J Front Retailing Co. Ltd. (Japan)	1		11
Kohl’s Corp.	10		698
Lojas Renner SA (Brazil)	58		650
Macy’s, Inc.	1		16
Marks & Spencer Group plc (United Kingdom)	7		24
Marui Group Co. Ltd. (Japan)	1		16
Next plc (United Kingdom)	7		506
Nordstrom, Inc.	17		742
Pan Pacific International Holdings Corp. (Japan)	1		33
Ryohin Keikaku Co. Ltd. (Japan)	–	(a)	25
Takashimaya Co. Ltd. (Japan)	1		8
Target Corp.	1		88
Wesfarmers Ltd. (Australia)	11		266

			3,223

Multi-Utilities — 0.3%
A2A SpA (Italy)	129		235
AGL Energy Ltd. (Australia)	3		42
Ameren Corp.	1		38
CenterPoint Energy, Inc.	1		32
Centrica plc (United Kingdom)	23		35
CMS Energy Corp.	1		33
Consolidated Edison, Inc.	1		57
Dominion Energy, Inc.	2		129
DTE Energy Co.	–	(a)	48
E.ON SE (Germany)	43		473
Engie SA (France)	7		112
Innogy SE (Germany) (b)	1		26
National Grid plc (United Kingdom)	14		155
NiSource, Inc.	11		324
NorthWestern Corp.	7		514
Public Service Enterprise Group, Inc.	1		63
RWE AG (Germany)	21		577
Sempra Energy	1		73
Suez (France)	2		20
Veolia Environnement SA (France)	2		49
WEC Energy Group, Inc.	1		53

			3,088

Oil, Gas & Consumable Fuels — 2.9%
Aker BP ASA (Norway)	–	(a)	16
Anadarko Petroleum Corp.	1		48
Apache Corp.	1		27
BP plc (United Kingdom)	91		664
Cabot Oil & Gas Corp.	1		23
Caltex Australia Ltd. (Australia)	1		20
Chevron Corp.	13		1,591
China Petroleum & Chemical Corp., Class H (China)	184		146
China Shenhua Energy Co. Ltd., Class H (China)	58		131
Cimarex Energy Co.	7		462
CNOOC Ltd. (China)	43		80
Coal India Ltd. (India)	33		112
Concho Resources, Inc.	11		1,211
ConocoPhillips	16		1,066
Devon Energy Corp.	1		29
Diamondback Energy, Inc.	16		1,614
Enagas SA (Spain)	13		371
Eni SpA (Italy)	43		761
EOG Resources, Inc.	16		1,559
EQT Corp.	14		298
Equinor ASA (Norway)	13		277
Equitrans Midstream Corp.	12		267
Exxon Mobil Corp.	20		1,585
Galp Energia SGPS SA (Portugal)	2		33
Gazprom PJSC, ADR (Russia)	15		70
Hess Corp.	1		32
HollyFrontier Corp.	–	(a)	16
Idemitsu Kosan Co. Ltd. (Japan)	4		117
Inpex Corp. (Japan)	4		40
JXTG Holdings, Inc. (Japan)	47		214
Kinder Morgan, Inc.	54		1,090
Koninklijke Vopak NV (Netherlands)	–	(a)	14
LUKOIL PJSC, ADR (Russia)	4		376
Lundin Petroleum AB (Sweden)	10		339
Marathon Oil Corp.	2		29
Marathon Petroleum Corp.	24		1,413
MOL Hungarian Oil & Gas plc (Hungary)	8		96
Neste OYJ (Finland)	6		621
Noble Energy, Inc.	1		25
Novatek PJSC, GDR (Russia) (b)	1		100
Occidental Petroleum Corp.	22		1,465
Oil & Natural Gas Corp. Ltd. (India)	61		141
Oil Search Ltd. (Australia)	6		31
OMV AG (Austria)	7		391
ONEOK, Inc.	1		61
Origin Energy Ltd. (Australia)	7		37
Parsley Energy, Inc., Class A*	29		562
PBF Energy, Inc., Class A	6		187
PetroChina Co. Ltd., Class H (China)	272		178
Petroleo Brasileiro SA (Preference) (Brazil)	57		404
Petronet LNG Ltd. (India)	33		118
Phillips 66	6		545
Pioneer Natural Resources Co.	12		1,862
Polski Koncern Naftowy ORLEN SA (Poland)	4		91
PTT Exploration & Production PCL (Thailand)	14		54
PTT PCL (Thailand)	127		191
Reliance Industries Ltd., GDR (India) (e)	6		225
Repsol SA (Spain)	15		263
Rosneft Oil Co. PJSC, GDR (Russia) (b)	7		43
Royal Dutch Shell plc, Class A (Netherlands)	69		2,183
Royal Dutch Shell plc, Class B (Netherlands)	49		1,549

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Santos Ltd. (Australia)	7		35
SK Innovation Co. Ltd. (South Korea)	–	(a)	60
Snam SpA (Italy)	26		135
S-Oil Corp. (South Korea)	1		107
Tatneft PJSC, ADR (Russia)	1		67
Tatneft PJSC, ADR (Russia)	–	(a)	14
Thai Oil PCL (Thailand)	27		59
TOTAL SA (France)	31		1,740
Tullow Oil plc (Ghana)	28		86
Ultrapar Participacoes SA (Brazil)	21		249
United Tractors Tbk. PT (Indonesia)	15		28
Valero Energy Corp.	1		75
Washington H Soul Pattinson & Co. Ltd. (Australia)	–	(a)	8
Whitehaven Coal Ltd. (Australia)	87		250
Williams Cos., Inc. (The)	31		880
Woodside Petroleum Ltd. (Australia)	4		94

			31,451

Paper & Forest Products — 0.0% (d)
Mondi Ltd. (United Kingdom)	1		31
Mondi plc (United Kingdom)	2		33
Oji Holdings Corp. (Japan)	30		188
Sappi Ltd. (South Africa)	10		47
Stora Enso OYJ, Class R (Finland)	2		28
UPM-Kymmene OYJ (Finland)	2		64

			391

Personal Products — 0.6%
Beiersdorf AG (Germany)	–	(a)	43
Coty, Inc., Class A	39		451
Estee Lauder Cos., Inc. (The), Class A	–	(a)	76
Kao Corp. (Japan)	12		939
Kobayashi Pharmaceutical Co. Ltd. (Japan)	–	(a)	17
Kose Corp. (Japan)	–	(a)	19
L’Oreal SA (France)	6		1,534
Marico Ltd. (India)	24		118
Pola Orbis Holdings, Inc. (Japan)	–	(a)	13
Shiseido Co. Ltd. (Japan)	11		818
Unilever NV, CVA (United Kingdom)	29		1,674
Unilever plc (United Kingdom)	6		356

			6,058

Pharmaceuticals — 3.1%
Allergan plc	6		828
Astellas Pharma, Inc. (Japan)	32		479
AstraZeneca plc (United Kingdom)	16		1,308
Bayer AG (Registered) (Germany)	4		246
Bristol-Myers Squibb Co.	3		164
Catalent, Inc.*	27		1,114
Chugai Pharmaceutical Co. Ltd. (Japan)	1		62
CSPC Pharmaceutical Group Ltd. (China)	48		89
Eisai Co. Ltd. (Japan)	1		56
Eli Lilly & Co.	2		236
GlaxoSmithKline plc (United Kingdom)	119		2,475
H Lundbeck A/S (Denmark)	–	(a)	12
Hisamitsu Pharmaceutical Co., Inc. (Japan)	–	(a)	9
Ipsen SA (France)	–	(a)	21
Jazz Pharmaceuticals plc*	4		616
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	9		85
Johnson & Johnson	21		2,981
Kaken Pharmaceutical Co. Ltd. (Japan)	1		50
Kyowa Hakko Kirin Co. Ltd. (Japan)	1		24
Merck & Co., Inc.	53		4,419
Merck KGaA (Germany)	1		61
Mitsubishi Tanabe Pharma Corp. (Japan)	1		13
Mylan NV*	1		31
Nektar Therapeutics*	6		200
Novartis AG (Registered) (Switzerland)	40		3,871
Novo Nordisk A/S, Class B (Denmark)	32		1,649
Ono Pharmaceutical Co. Ltd. (Japan)	2		31
Orion OYJ, Class B (Finland)	–	(a)	16
Otsuka Holdings Co. Ltd. (Japan)	2		63
Perrigo Co. plc	–	(a)	13
Pfizer, Inc.	147		6,253
Piramal Enterprises Ltd. (India)	2		96
Prestige Consumer Healthcare, Inc.*	9		262
Recordati SpA (Italy)	–	(a)	17
Revance Therapeutics, Inc.*	9		141
Richter Gedeon Nyrt. (Hungary)	4		74
Roche Holding AG (Switzerland)	12		3,385
Sanofi (France)	6		515
Santen Pharmaceutical Co. Ltd. (Japan)	2		22
Shionogi & Co. Ltd. (Japan)	6		354
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	5		119
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	–	(a)	10
Takeda Pharmaceutical Co. Ltd. (Japan)	7		288
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	4		62
TherapeuticsMD, Inc.*	49		240
UCB SA (Belgium)	5		472
Vifor Pharma AG (Switzerland)	–	(a)	25
Zoetis, Inc.	1		102

			33,659

Professional Services — 0.3%
51job, Inc., ADR (China)*	1		102
Adecco Group AG (Registered) (Switzerland)	1		35
Bureau Veritas SA (France)	1		25
Equifax, Inc.	–	(a)	30
Experian plc (United Kingdom)	4		101
IHS Markit Ltd.*	1		42
Intertek Group plc (United Kingdom)	1		42
Intertrust NV (Netherlands) (b)	3		50
Nielsen Holdings plc	1		18
Persol Holdings Co. Ltd. (Japan)	1		11
Randstad NV (Netherlands)	–	(a)	24
Recruit Holdings Co. Ltd. (Japan)	21		602
RELX plc (United Kingdom)	33		710
RELX plc (United Kingdom)	8		173
Robert Half International, Inc.	–	(a)	16
SEEK Ltd. (Australia)	1		17

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
SGS SA (Registered) (Switzerland)	–	(a)	55
Teleperformance (France)	–	(a)	43
Verisk Analytics, Inc.	–	(a)	46
Wolters Kluwer NV (Netherlands)	10		661

			2,803

Real Estate Management & Development — 0.6%
Aeon Mall Co. Ltd. (Japan)	–	(a)	7
Aroundtown SA (Germany)	19		156
Ayala Land, Inc. (Philippines)	77		66
Azrieli Group Ltd. (Israel)	–	(a)	10
CapitaLand Ltd. (Singapore)	11		28
CBRE Group, Inc., Class A*	32		1,595
China Overseas Land & Investment Ltd. (China)	58		221
China Resources Land Ltd. (China)	40		180
China Vanke Co. Ltd., Class H (China)	37		155
City Developments Ltd. (Singapore)	2		11
CK Asset Holdings Ltd. (Hong Kong)	121		1,078
Country Garden Holdings Co. Ltd. (China)	111		174
Cushman & Wakefield plc*	21		365
Daito Trust Construction Co. Ltd. (Japan)	–	(a)	42
Daiwa House Industry Co. Ltd. (Japan)	2		73
Deutsche Wohnen SE (Germany)	1		71
Emaar Properties PJSC (United Arab Emirates)	75		96
Hang Lung Group Ltd. (Hong Kong)	4		13
Hang Lung Properties Ltd. (Hong Kong)	8		20
Hemfosa Fastigheter AB (Sweden)	6		49
Henderson Land Development Co. Ltd. (Hong Kong)	5		32
HFF, Inc., Class A	4		194
Hongkong Land Holdings Ltd. (Hong Kong)	5		34
Hulic Co. Ltd. (Japan)	1		12
Hysan Development Co. Ltd. (Hong Kong)	3		16
Kerry Properties Ltd. (Hong Kong)	11		49
LEG Immobilien AG (Germany)	1		167
Lendlease Group (Australia)	2		20
Mitsubishi Estate Co. Ltd. (Japan)	5		89
Mitsui Fudosan Co. Ltd. (Japan)	24		607
New World Development Co. Ltd. (Hong Kong)	25		41
Nomura Real Estate Holdings, Inc. (Japan)	5		87
Nyfosa AB (Sweden)*	2		11
Open House Co. Ltd. (Japan)	3		110
Sino Land Co. Ltd. (Hong Kong)	14		27
Sumitomo Realty & Development Co. Ltd. (Japan)	2		62
Sun Hung Kai Properties Ltd. (Hong Kong)	7		112
Swire Pacific Ltd., Class A (Hong Kong)	2		26
Swire Properties Ltd. (Hong Kong)	5		21
Swiss Prime Site AG (Registered) (Switzerland)	–	(a)	27
Tokyu Fudosan Holdings Corp. (Japan)	3		15
UOL Group Ltd. (Singapore)	2		11
Vonovia SE (Germany)	2		105
Wharf Holdings Ltd. (The) (Hong Kong)	5		15
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	5		37
Wheelock & Co. Ltd. (Hong Kong)	3		22

			6,359

Road & Rail — 0.6%
Aurizon Holdings Ltd. (Australia)	33		107
Central Japan Railway Co. (Japan)	2		558
ComfortDelGro Corp. Ltd. (Singapore)	9		17
Container Corp. of India Ltd. (India)	9		67
CSX Corp.	2		122
DSV A/S (Denmark)	1		64
East Japan Railway Co. (Japan)	1		125
Hankyu Hanshin Holdings, Inc. (Japan)	1		34
JB Hunt Transport Services, Inc.	–	(a)	18
Kansas City Southern	–	(a)	25
Keikyu Corp. (Japan)	1		15
Keio Corp. (Japan)	–	(a)	26
Keisei Electric Railway Co. Ltd. (Japan)	1		18
Kintetsu Group Holdings Co. Ltd. (Japan)	1		33
Knight-Swift Transportation Holdings, Inc.	14		467
Kyushu Railway Co. (Japan)	1		23
Landstar System, Inc.	5		493
Lyft, Inc., Class A*	4		277
MTR Corp. Ltd. (Hong Kong)	7		40
Nagoya Railroad Co. Ltd. (Japan)	1		19
National Express Group plc (United Kingdom)	6		31
Nippon Express Co. Ltd. (Japan)	–	(a)	17
Norfolk Southern Corp.	17		3,128
Odakyu Electric Railway Co. Ltd. (Japan)	1		29
Old Dominion Freight Line, Inc.	3		490
Sankyu, Inc. (Japan)	2		83
Seibu Holdings, Inc. (Japan)	1		16
Tobu Railway Co. Ltd. (Japan)	1		23
Tokyu Corp. (Japan)	2		37
Union Pacific Corp.	2		255
West Japan Railway Co. (Japan)	1		53

			6,710

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	54		1,386
Advantest Corp. (Japan)	12		283
Analog Devices, Inc.	22		2,304
Applied Materials, Inc.	18		708
ASM Pacific Technology Ltd. (Hong Kong)	1		13
ASML Holding NV (Netherlands)	7		1,322
Broadcom, Inc.	1		251
Cabot Microelectronics Corp.	4		433
Dialog Semiconductor plc (United Kingdom)*	7		198
Disco Corp. (Japan)	–	(a)	14

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Globalwafers Co. Ltd. (Taiwan)	9		89
Infineon Technologies AG (Germany)	5		93
Intel Corp.	9		509
KLA-Tencor Corp.	–	(a)	41
Lam Research Corp.	–	(a)	57
Maxim Integrated Products, Inc.	1		31
Microchip Technology, Inc.	–	(a)	41
Micron Technology, Inc.*	2		98
NVIDIA Corp.	15		2,652
NXP Semiconductors NV (Netherlands)	1		125
Qorvo, Inc.*	–	(a)	19
QUALCOMM, Inc.	7		393
Renesas Electronics Corp. (Japan)*	3		16
Rohm Co. Ltd. (Japan)	–	(a)	25
Siltronic AG (Germany)	3		237
SK Hynix, Inc. (South Korea)	3		181
Skyworks Solutions, Inc.	–	(a)	30
STMicroelectronics NV (Switzerland)	3		42
SUMCO Corp. (Japan)	1		11
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	94		3,815
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	284		2,275
Texas Instruments, Inc.	33		3,528
Tokyo Electron Ltd. (Japan)	4		522
Vanguard International Semiconductor Corp. (Taiwan)	41		89
Xilinx, Inc.	7		888

			22,719

Software — 2.8%
Adobe, Inc.*	1		274
ANSYS, Inc.*	–	(a)	32
Aspen Technology, Inc.*	4		422
Autodesk, Inc.*	–	(a)	72
Cadence Design Systems, Inc.*	1		37
Check Point Software Technologies Ltd. (Israel)*	1		65
Citrix Systems, Inc.	–	(a)	26
Dassault Systemes SE (France)	1		80
DocuSign, Inc.*	7		344
Ellie Mae, Inc.*	1		64
Fair Isaac Corp.*	2		558
Fortinet, Inc.*	–	(a)	26
Guidewire Software, Inc.*	4		436
Intuit, Inc.	5		1,308
Kingdee International Software Group Co. Ltd. (China)	86		100
Micro Focus International plc (United Kingdom)	19		503
Microsoft Corp.	112		13,197
Nice Ltd. (Israel)*	–	(a)	31
Oracle Corp. (Japan)	–	(a)	13
Oracle Corp.	5		288
Palo Alto Networks, Inc.*	3		847
Q2 Holdings, Inc.*	7		500
Red Hat, Inc.*	–	(a)	68
Sage Group plc (The) (United Kingdom)	4		41
SailPoint Technologies Holding, Inc.*	15		439
salesforce.com, Inc.*	27		4,204
SAP SE (Germany)	14		1,670
ServiceNow, Inc.*	4		1,055
Splunk, Inc.*	8		1,006
SS&C Technologies Holdings, Inc.	19		1,230
Symantec Corp.	1		31
Synopsys, Inc.*	4		476
Tableau Software, Inc., Class A*	3		433
Temenos AG (Registered) (Switzerland)	–	(a)	37
Trend Micro, Inc. (Japan)	1		24
Tyler Technologies, Inc.*	2		438
Ultimate Software Group, Inc. (The)*	1		455

			30,830

Specialty Retail — 1.4%
ABC-Mart, Inc. (Japan)	–	(a)	6
Advance Auto Parts, Inc.	–	(a)	26
AutoZone, Inc.*	3		3,260
Best Buy Co., Inc.	7		479
CarMax, Inc.*	–	(a)	25
Dufry AG (Registered) (Switzerland)	–	(a)	14
Dunelm Group plc (United Kingdom)	6		66
Fast Retailing Co. Ltd. (Japan)	–	(a)	94
Foot Locker, Inc.	–	(a)	14
Gap, Inc. (The)	–	(a)	12
Hennes & Mauritz AB, Class B (Sweden)	4		60
Hikari Tsushin, Inc. (Japan)	–	(a)	19
Home Depot, Inc. (The)	12		2,342
Industria de Diseno Textil SA (Spain)	25		743
JB Hi-Fi Ltd. (Australia)	3		59
Kingfisher plc (United Kingdom)	9		27
L Brands, Inc.	–	(a)	13
Lowe’s Cos., Inc.	2		185
Mr Price Group Ltd. (South Africa)	16		209
Murphy USA, Inc.*	5		453
Nitori Holdings Co. Ltd. (Japan)	–	(a)	39
O’Reilly Automotive, Inc.*	6		2,293
Ross Stores, Inc.	29		2,656
Shimamura Co. Ltd. (Japan)	–	(a)	8
Tiffany & Co.	6		603
TJX Cos., Inc. (The)	3		139
Tractor Supply Co.	9		841
Ulta Beauty, Inc.*	–	(a)	41
USS Co. Ltd. (Japan)	1		17
Yamada Denki Co. Ltd. (Japan)	3		13

			14,756

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	41		7,858
Asustek Computer, Inc. (Taiwan)	11		80
Brother Industries Ltd. (Japan)	12		217
Canon, Inc. (Japan)	4		119
Catcher Technology Co. Ltd. (Taiwan)	16		124
Chicony Electronics Co. Ltd. (Taiwan)	16		37
Focus Media Information Technology Co. Ltd., Class A (China)	30		28
FUJIFILM Holdings Corp. (Japan)	9		401

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Hewlett Packard Enterprise Co.	21		324
HP, Inc.	3		63
Inventec Corp. (Taiwan)	109		83
Konica Minolta, Inc. (Japan)	2		19
Logitech International SA (Registered) (Switzerland)	8		305
NEC Corp. (Japan)	1		37
NetApp, Inc.	1		36
Quanta Computer, Inc. (Taiwan)	55		103
Ricoh Co. Ltd. (Japan)	3		29
Samsung Electronics Co. Ltd. (South Korea)	97		3,841
Seagate Technology plc	1		26
Seiko Epson Corp. (Japan)	1		17
Western Digital Corp.	1		30
Xerox Corp.	–	(a)	14

			13,791

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	4		953
ANTA Sports Products Ltd. (China)	23		157
Asics Corp. (Japan)	1		9
Burberry Group plc (United Kingdom)	32		822
Capri Holdings Ltd.*	–	(a)	15
Carter’s, Inc.	4		409
CCC SA (Poland)	1		66
Cie Financiere Richemont SA (Registered) (Switzerland)	9		682
Columbia Sportswear Co.	4		379
EssilorLuxottica SA (France)	5		593
Hanesbrands, Inc.	1		14
Hermes International (France)	–	(a)	86
HUGO BOSS AG (Germany)	4		278
Kering SA (France)	2		864
Lululemon Athletica, Inc.*	5		800
LVMH Moet Hennessy Louis Vuitton SE (France)	4		1,366
Moncler SpA (Italy)	1		30
NIKE, Inc., Class B	3		223
Pandora A/S (Denmark)	–	(a)	21
Puma SE (Germany)	–	(a)	20
PVH Corp.	9		1,117
Ralph Lauren Corp.	–	(a)	14
Shenzhou International Group Holdings Ltd. (China)	10		140
Swatch Group AG (The) (Switzerland)	–	(a)	36
Swatch Group AG (The) (Registered) (Switzerland)	–	(a)	13
Tapestry, Inc.	1		20
Under Armour, Inc., Class A*	–	(a)	8
Under Armour, Inc., Class C*	–	(a)	8
VF Corp.	1		59
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3		10

			9,212

Thrifts & Mortgage Finance — 0.3%
Housing Development Finance Corp. Ltd. (India)	103		2,917

Tobacco — 0.3%
Altria Group, Inc.	4		227
British American Tobacco plc (United Kingdom)	9		393
Imperial Brands plc (United Kingdom)	21		712
ITC Ltd. (India)	253		1,084
Japan Tobacco, Inc. (Japan)	5		111
KT&G Corp. (South Korea)	2		149
Philip Morris International, Inc.	3		289
Swedish Match AB (Sweden)	1		37

			3,002

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)*	1		24
Applied Industrial Technologies, Inc.	6		375
Ashtead Group plc (United Kingdom)	16		377
BOC Aviation Ltd. (Singapore) (b)	9		70
Brenntag AG (Germany)	1		33
Bunzl plc (United Kingdom)	1		46
Fastenal Co.	1		39
Ferguson plc	10		624
Howden Joinery Group plc (United Kingdom)	8		49
ITOCHU Corp. (Japan)	25		451
Marubeni Corp. (Japan)	44		306
Mitsubishi Corp. (Japan)	16		448
Mitsui & Co. Ltd. (Japan)	24		380
MonotaRO Co. Ltd. (Japan)	1		11
Rexel SA (France)	1		14
Sojitz Corp. (Japan)	32		112
Sumitomo Corp. (Japan)	16		220
Toyota Tsusho Corp. (Japan)	3		92
United Rentals, Inc.*	–	(a)	19
WW Grainger, Inc.	2		569

			4,259

Transportation Infrastructure — 0.1%
Aena SME SA (Spain) (b)	–	(a)	50
Aeroports de Paris (France)	–	(a)	24
Atlantia SpA (Italy)	2		53
Auckland International Airport Ltd. (New Zealand)	4		22
DP World plc (United Arab Emirates)	4		56
Fraport AG Frankfurt Airport Services Worldwide (Germany)	–	(a)	13
Getlink SE (France)	2		29
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)	13		119
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	6		91
Japan Airport Terminal Co. Ltd. (Japan)	–	(a)	8
Kamigumi Co. Ltd. (Japan)	–	(a)	9
SATS Ltd. (Singapore)	3		11
Shanghai International Airport Co. Ltd., Class A (China)	7		60
Sydney Airport (Australia)	5		24
Transurban Group (Australia)	11		103

			672

Water Utilities — 0.0% (d)
American Water Works Co., Inc.	–	(a)	40
Severn Trent plc (United Kingdom)	1		25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
United Utilities Group plc (United Kingdom)	3		29

			94

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG (Germany)	–	(a)	8
America Movil SAB de CV, Series L (Mexico)	287		205
China Mobile Ltd. (China)	30		301
KDDI Corp. (Japan)	23		489
Millicom International Cellular SA, SDR (Colombia)	–	(a)	16
Mobile TeleSystems PJSC, ADR (Russia)	12		90
MTN Group Ltd. (South Africa)	5		32
NTT DOCOMO, Inc. (Japan)	20		452
Softbank Corp. (Japan)	7		78
SoftBank Group Corp. (Japan)	4		400
Taiwan Mobile Co. Ltd. (Taiwan)	13		47
Tele2 AB, Class B (Sweden)	2		27
TIM Participacoes SA (Brazil)	16		47
Turkcell Iletisim Hizmetleri A/S (Turkey)	20		44
Vodacom Group Ltd. (South Africa)	14		108
Vodafone Group plc (United Kingdom)	110		200

			2,544

TOTAL COMMON STOCKS (Cost $488,220)			622,507

INVESTMENT COMPANIES — 10.2%
Fixed Income — 10.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (c)	6,754		55,586
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (c)	4,239		33,782
JPMorgan Floating Rate Income Fund Class R6 Shares (c)	2,342		21,480

Total Fixed Income			110,848

TOTAL INVESTMENT COMPANIES (Cost $108,878)			110,848

	Principal Amount (000)
CORPORATE BONDS — 9.5%
Aerospace & Defense — 0.2%
Arconic, Inc.
5.13%, 10/1/2024	24		25
5.90%, 2/1/2027	282		293
5.95%, 2/1/2037	80		79
Bombardier, Inc. (Canada)
6.00%, 10/15/2022 (e)	41		41
6.13%, 1/15/2023 (e)	99		100
7.50%, 12/1/2024 (e)	410		426
7.50%, 3/15/2025 (e)	105		108
7.88%, 4/15/2027 (e)	113		117
BWX Technologies, Inc. 5.38%, 7/15/2026 (e)	20		20
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (e)	20		21
Precision Castparts Corp. 4.20%, 6/15/2035	150		155
TransDigm, Inc.
6.50%, 5/15/2025	100		102
6.25%, 3/15/2026 (e)	132		137
Triumph Group, Inc.
4.88%, 4/1/2021	30		29
7.75%, 8/15/2025	40		38
United Technologies Corp. 5.40%, 5/1/2035	40		45

			1,736

Air Freight & Logistics — 0.0% (d)
XPO Logistics, Inc.
6.50%, 6/15/2022 (e)	102		104
6.13%, 9/1/2023 (e)	85		86
6.75%, 8/15/2024 (e)	96		98

			288

Airlines — 0.0% (d)
United Continental Holdings, Inc. 5.00%, 2/1/2024	80		80

Auto Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (e)	200		147
Allison Transmission, Inc.
5.00%, 10/1/2024 (e)	100		100
4.75%, 10/1/2027 (e)	20		19
5.88%, 6/1/2029 (e)	40		40
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	350		341
6.25%, 3/15/2026	268		259
6.50%, 4/1/2027	193		187
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (e)	185		162
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (e)	155		158
Dana, Inc. 6.00%, 9/15/2023	105		108
Delphi Technologies plc 5.00%, 10/1/2025 (e)	190		167
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	50		50
5.00%, 5/31/2026	128		122
4.88%, 3/15/2027	76		70
Icahn Enterprises LP
6.00%, 8/1/2020	45		45
6.38%, 12/15/2025	190		195
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023 (e) (f)	200		199
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (e)	120		120
Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (e)	40		41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Tenneco, Inc. 5.00%, 7/15/2026	110	88

		2,618

Automobiles — 0.0% (d)
Daimler Finance North America LLC (Germany) 8.50%, 1/18/2031	102	146
General Motors Co. 6.60%, 4/1/2036	50	52
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (e)	200	157

		355

Banks — 0.2%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (g)	141	141
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (g) (h) (i)	70	74
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (g)	225	228
Barclays plc (United Kingdom)
3.68%, 1/10/2023	200	200
5.20%, 5/12/2026	200	204
CIT Group, Inc.
4.75%, 2/16/2024	107	111
5.25%, 3/7/2025	14	15
6.13%, 3/9/2028	13	14
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (g) (h) (i)	70	71
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	200	203
6.68%, 9/13/2043	27	35
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	51
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (e)	200	205
HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	300	307
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	197
Royal Bank of Scotland Group plc (United Kingdom) 5.13%, 5/28/2024	370	380
Wells Fargo & Co. 3.00%, 4/22/2026	200	196

		2,632

Beverages — 0.0% (d)
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036 (e)	200	200
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (e)	75	78

		278

Biotechnology — 0.0% (d)
Baxalta, Inc. 3.60%, 6/23/2022	10	10
Gilead Sciences, Inc.
3.70%, 4/1/2024	20	21
3.50%, 2/1/2025	10	10

		41

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026 (e)	115	112
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (e)	200	192
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025 (e)	200	197
JELD-WEN, Inc.
4.63%, 12/15/2025 (e)	115	109
4.88%, 12/15/2027 (e)	40	38
Masonite International Corp. 5.75%, 9/15/2026 (e)	85	87
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (e)	111	115
Standard Industries, Inc.
6.00%, 10/15/2025 (e)	90	94
4.75%, 1/15/2028 (e)	260	249
Summit Materials LLC 5.13%, 6/1/2025 (e)	160	154

		1,347

Capital Markets — 0.1%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (e)	44	43
Brookfield Finance, Inc. (Canada) 4.70%, 9/20/2047	50	48
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	100	134
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	115	114
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	36	37
3.50%, 11/16/2026	100	99
3.85%, 1/26/2027	100	100
Invesco Finance plc 3.75%, 1/15/2026	62	63
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (e)	25	25
LPL Holdings, Inc. 5.75%, 9/15/2025 (e)	65	66
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (e)	80	84
Morgan Stanley 3.88%, 1/27/2026	250	256
MSCI, Inc. 5.38%, 5/15/2027 (e)	70	74
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	47	49

		1,192

Chemicals — 0.3%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (e)	150	150

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Chemours Co. (The)
6.63%, 5/15/2023	90	93
7.00%, 5/15/2025	67	71
CVR Partners LP 9.25%, 6/15/2023 (e)	281	294
Dow Chemical Co. (The)
4.13%, 11/15/2021	19	20
3.00%, 11/15/2022	19	19
FXI Holdings, Inc. 7.88%, 11/1/2024 (e)	50	47
Gates Global LLC 6.00%, 7/15/2022 (e)	263	264
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (e)	125	127
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (e)	280	279
Ingevity Corp. 4.50%, 2/1/2026 (e)	50	49
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	8	8
Koppers, Inc. 6.00%, 2/15/2025 (e)	40	39
Mosaic Co. (The) 5.63%, 11/15/2043	30	32
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (e)	188	185
5.00%, 5/1/2025 (e)	34	33
5.25%, 6/1/2027 (e)	135	132
Nutrien Ltd. (Canada)
3.63%, 3/15/2024	50	51
3.38%, 3/15/2025	22	21
Rain CII Carbon LLC 7.25%, 4/1/2025 (e)	125	111
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	90	93
5.25%, 12/15/2026	225	222
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	50	49
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (e)	150	152
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)	212	201
Tronox Finance plc 5.75%, 10/1/2025 (e)	85	79
Tronox, Inc. 6.50%, 4/15/2026 (e)	98	94
Venator Finance SARL 5.75%, 7/15/2025 (e)	95	83
WR Grace & Co.-Conn 5.63%, 10/1/2024 (e)	30	32

		3,030

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (e)	145	142
ADT Security Corp. (The) 4.13%, 6/15/2023	280	270
Aramark Services, Inc. 5.00%, 2/1/2028 (e)	145	144
Brink’s Co. (The) 4.63%, 10/15/2027 (e)	50	48
Covanta Holding Corp. 5.88%, 7/1/2025	50	51
Garda World Security Corp. (Canada)
7.25%, 11/15/2021 (e)	20	20
8.75%, 5/15/2025 (e)	380	362
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (e)	50	45
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (e)	25	25
5.00%, 2/1/2025 (e)	102	98
Nielsen Finance LLC 5.00%, 4/15/2022 (e)	139	138
Pitney Bowes, Inc. 4.95%, 4/1/2023 (j)	51	49
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (e)	190	200
5.25%, 4/15/2024 (e)	47	47
5.75%, 4/15/2026 (e)	60	60

		1,699

Communications Equipment — 0.1%
CommScope Finance LLC
5.50%, 3/1/2024 (e)	71	72
6.00%, 3/1/2026 (e)	280	290
8.25%, 3/1/2027 (e)	126	131
CommScope Technologies LLC
6.00%, 6/15/2025 (e)	364	354
5.00%, 3/15/2027 (e)	135	120
Nokia OYJ (Finland) 4.38%, 6/12/2027	61	60
Plantronics, Inc. 5.50%, 5/31/2023 (e)	95	95

		1,122

Construction & Engineering — 0.0% (d)
AECOM 5.13%, 3/15/2027	123	119
MasTec, Inc. 4.88%, 3/15/2023	145	146
Tutor Perini Corp. 6.88%, 5/1/2025 (e)	108	107

		372

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026 (e)	360	391
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	75

		466

Consumer Finance — 0.2%
Ally Financial, Inc.
4.63%, 5/19/2022	600	612
5.75%, 11/20/2025	70	75
8.00%, 11/1/2031	60	74
Capital One Financial Corp. 4.20%, 10/29/2025	175	178

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Credit Acceptance Corp. 6.63%, 3/15/2026 (e)	48	49
Curo Group Holdings Corp. 8.25%, 9/1/2025 (e)	140	120
FirstCash, Inc. 5.38%, 6/1/2024 (e)	55	56
Ford Motor Credit Co. LLC
3.34%, 3/28/2022	200	194
4.69%, 6/9/2025	200	191
General Motors Financial Co., Inc. 4.25%, 5/15/2023	120	122
Springleaf Finance Corp.
5.63%, 3/15/2023	30	30
8.25%, 10/1/2023	180	198
6.13%, 3/15/2024	75	77
7.13%, 3/15/2026	81	83
Synchrony Financial 4.25%, 8/15/2024	100	101

		2,160

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025 (e)	600	600
Berry Global, Inc. 5.13%, 7/15/2023	100	101
BWAY Holding Co. 5.50%, 4/15/2024 (e)	160	159
Crown Americas LLC
4.75%, 2/1/2026	35	35
4.25%, 9/30/2026	85	82
Greif, Inc. 6.50%, 3/1/2027 (e)	158	161
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026 (e)	39	40
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023 (e)	50	53
5.38%, 1/15/2025 (e)	73	74
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	373	374
Sealed Air Corp. 5.13%, 12/1/2024 (e)	105	109
WRKCo, Inc. 3.00%, 9/15/2024	100	98

		1,886

Distributors — 0.0% (d)
Global Partners LP
6.25%, 7/15/2022	40	40
7.00%, 6/15/2023	70	69

		109

Diversified Consumer Services — 0.0% (d)
Graham Holdings Co. 5.75%, 6/1/2026 (e)	27	28
Service Corp. International 7.50%, 4/1/2027	95	109
Sotheby’s 4.88%, 12/15/2025 (e)	75	73

		210

Diversified Financial Services — 0.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (e)	81	76
CNG Holdings, Inc. 9.38%, 5/15/2020 (e)	110	109
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	200	185
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (e)	116	118
8.25%, 11/15/2026 (e)	23	22
Travelport Corporate Finance plc 6.00%, 3/15/2026 (e)	53	57
Vantiv LLC 4.38%, 11/15/2025 (e)	200	206
Verscend Escrow Corp. 9.75%, 8/15/2026 (e)	45	45

		818

Diversified Telecommunication Services — 0.8%
Altice France SA (France) 7.38%, 5/1/2026 (e)	585	573
AT&T, Inc.
4.13%, 2/17/2026	20	20
4.35%, 3/1/2029	100	102
4.90%, 8/15/2037	150	152
British Telecommunications plc (United Kingdom) 9.62%, 12/15/2030 (j)	100	143
CCO Holdings LLC
5.13%, 2/15/2023	75	76
5.38%, 5/1/2025 (e)	50	52
5.75%, 2/15/2026 (e)	785	822
5.50%, 5/1/2026 (e)	400	413
5.13%, 5/1/2027 (e)	1,015	1,021
5.88%, 5/1/2027 (e)	45	47
5.00%, 2/1/2028 (e)	90	89
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	140	143
Series W, 6.75%, 12/1/2023	45	47
Series Y, 7.50%, 4/1/2024	70	74
5.63%, 4/1/2025	385	373
Series G, 6.88%, 1/15/2028	49	46
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (e)	115	106
8.00%, 10/15/2025 (e)	65	59
Embarq Corp. 8.00%, 6/1/2036	370	360
Frontier Communications Corp.
10.50%, 9/15/2022	12	9
7.13%, 1/15/2023	55	33
7.63%, 4/15/2024	19	10
11.00%, 9/15/2025	422	278
8.50%, 4/1/2026 (e)	145	135
8.00%, 4/1/2027 (e)	75	78
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	535	474
8.00%, 2/15/2024 (e)	255	266

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
8.50%, 10/15/2024 (e)	221	215
9.75%, 7/15/2025 (e)	120	122
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	11	10
8.13%, 6/1/2023	57	40
Level 3 Financing, Inc.
5.13%, 5/1/2023	95	96
5.38%, 1/15/2024	240	244
5.38%, 5/1/2025	95	96
Level 3 Parent LLC 5.75%, 12/1/2022	75	76
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	15	14
Qwest Corp. 6.88%, 9/15/2033	34	34
Sprint Capital Corp. 8.75%, 3/15/2032	613	647
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	285	275
6.00%, 9/30/2034	25	23
Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	102	104
Verizon Communications, Inc.
4.40%, 11/1/2034	100	104
5.25%, 3/16/2037	91	103
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026 (e)	200	201
5.50%, 8/15/2026 (e)	200	204
Windstream Services LLC
9.00%, 6/30/2025 (e) (k)	525	357
8.63%, 10/31/2025 (e)	65	62

		9,028

Electric Utilities — 0.1%
Duke Energy Progress LLC 4.10%, 3/15/2043	150	156
Evergy, Inc. 4.85%, 6/1/2021	35	36
Kansas City Power & Light Co. 5.30%, 10/1/2041	54	63
Nevada Power Co. 5.45%, 5/15/2041	34	40
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (e)	85	83
PECO Energy Co. 4.80%, 10/15/2043	100	111
Pennsylvania Electric Co. 3.25%, 3/15/2028 (e)	75	72
PPL Electric Utilities Corp. 4.75%, 7/15/2043	42	47
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	50	47
Terraform Global Operating LLC 6.13%, 3/1/2026 (e)	63	61
Virginia Electric & Power Co. 4.00%, 1/15/2043	75	75
Vistra Operations Co. LLC 5.50%, 9/1/2026 (e)	190	198

		989

Electrical Equipment — 0.0% (d)
Sensata Technologies BV 5.63%, 11/1/2024 (e)	55	59
Vertiv Group Corp. 9.25%, 10/15/2024 (e)	367	365

		424

Electronic Equipment, Instruments & Components — 0.0% (d)
Anixter, Inc. 6.00%, 12/1/2025 (e)	40	42
Arrow Electronics, Inc. 4.50%, 3/1/2023	100	104
CDW LLC
5.50%, 12/1/2024	45	47
5.00%, 9/1/2025	155	159

		352

Energy Equipment & Services — 0.2%
Bristow Group, Inc. 6.25%, 10/15/2022	16	3
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (e)	55	43
CSI Compressco LP 7.50%, 4/1/2025 (e)	54	52
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	66	64
5.70%, 10/15/2039	31	21
Ensco plc
8.00%, 1/31/2024	20	18
5.20%, 3/15/2025	14	11
7.75%, 2/1/2026	10	8
5.75%, 10/1/2044	71	46
Nabors Industries, Inc. 5.75%, 2/1/2025	168	151
Noble Holding International Ltd.
7.95%, 4/1/2025 (j)	11	10
7.88%, 2/1/2026 (e)	56	52
6.20%, 8/1/2040	38	24
5.25%, 3/15/2042	24	14
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	5	5
7.75%, 12/15/2023	105	108
5.25%, 11/15/2024	6	5
7.13%, 1/15/2026 (e)	46	46
SESI LLC
7.13%, 12/15/2021	7	6
7.75%, 9/15/2024	40	33
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (e)	193	183
Transocean Guardian Ltd. 5.88%, 1/15/2024 (e)	52	53
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (e)	21	22
Transocean Pontus Ltd. 6.13%, 8/1/2025 (e)	99	100
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (e)	70	73

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Transocean Proteus Ltd. 6.25%, 12/1/2024 (e)	13	13
Transocean, Inc.
9.00%, 7/15/2023 (e)	92	98
7.25%, 11/1/2025 (e)	50	49
7.50%, 1/15/2026 (e)	81	80
7.50%, 4/15/2031	59	50
6.80%, 3/15/2038	88	69
9.35%, 12/15/2041 (j)	87	82
Unit Corp. 6.63%, 5/15/2021	38	37
USA Compression Partners LP
6.88%, 4/1/2026	46	47
6.88%, 9/1/2027 (e)	7	7
Weatherford International LLC 9.88%, 3/1/2025	19	13
Weatherford International Ltd.
4.50%, 4/15/2022	10	7
8.25%, 6/15/2023	9	6
9.88%, 2/15/2024	15	11
6.50%, 8/1/2036	7	4
7.00%, 3/15/2038	35	20
6.75%, 9/15/2040	2	1
5.95%, 4/15/2042	48	27

		1,772

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	168	157
5.88%, 11/15/2026	42	38
6.13%, 5/15/2027	57	51
Cinemark USA, Inc. 4.88%, 6/1/2023	62	63
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (e)	110	111
5.63%, 3/15/2026 (e)	30	31
Netflix, Inc.
5.75%, 3/1/2024	53	57
5.88%, 2/15/2025	22	24
4.88%, 4/15/2028	270	267
5.88%, 11/15/2028 (e)	192	203
Viacom, Inc.
3.88%, 4/1/2024	11	11
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (g)	145	141
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (g)	55	55
Walt Disney Co. (The) 6.75%, 1/9/2038 (e)	50	69
WMG Acquisition Corp.
5.63%, 4/15/2022 (e)	173	175
4.88%, 11/1/2024 (e)	55	56
5.50%, 4/15/2026 (e)	99	101

		1,610

Equity Real Estate Investment Trusts (REITs) — 0.3%
Crown Castle International Corp. 4.45%, 2/15/2026	100	104
CyrusOne LP 5.38%, 3/15/2027	43	44
EPR Properties 4.50%, 6/1/2027	62	63
Equinix, Inc.
5.75%, 1/1/2025	15	16
5.88%, 1/15/2026	362	381
ERP Operating LP 4.63%, 12/15/2021	58	61
ESH Hospitality, Inc. 5.25%, 5/1/2025 (e)	160	159
GEO Group, Inc. (The) 5.88%, 10/15/2024	210	183
GLP Capital LP
5.25%, 6/1/2025	75	79
5.75%, 6/1/2028	75	80
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (e)	52	51
Iron Mountain, Inc. 4.88%, 9/15/2027 (e)	255	245
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	65	68
5.75%, 2/1/2027 (e)	69	71
4.50%, 1/15/2028	15	14
National Retail Properties, Inc. 3.60%, 12/15/2026	51	51
Realty Income Corp. 3.65%, 1/15/2028	50	51
RHP Hotel Properties LP 5.00%, 4/15/2021	250	250
SBA Communications Corp. 4.88%, 9/1/2024	125	126
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (e)	250	250
Senior Housing Properties Trust 4.75%, 2/15/2028	150	139
Simon Property Group LP 2.50%, 9/1/2020	17	17
Uniti Group LP
6.00%, 4/15/2023 (e)	80	76
8.25%, 10/15/2023	70	63
7.13%, 12/15/2024 (e)	25	22
Ventas Realty LP 4.13%, 1/15/2026	123	126
VICI Properties 1 LLC 8.00%, 10/15/2023	132	145

		2,935

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC
6.63%, 6/15/2024	405	409
5.75%, 3/15/2025	90	85
7.50%, 3/15/2026 (e)	94	97
Kroger Co. (The) 5.40%, 7/15/2040	25	26
New Albertsons LP
7.75%, 6/15/2026	10	9
7.45%, 8/1/2029	56	50
8.70%, 5/1/2030	196	180

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
8.00%, 5/1/2031	29	26
Rite Aid Corp. 6.13%, 4/1/2023 (e)	195	162

		1,044

Food Products — 0.2%
B&G Foods, Inc. 5.25%, 4/1/2025	97	93
Campbell Soup Co. 3.95%, 3/15/2025	200	201
Cargill, Inc. 3.30%, 3/1/2022 (e)	100	101
Dole Food Co., Inc. 7.25%, 6/15/2025 (e)	80	71
JBS USA LUX SA
5.75%, 6/15/2025 (e)	480	493
6.75%, 2/15/2028 (e)	138	142
Kraft Heinz Foods Co. 6.88%, 1/26/2039	100	113
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	38	40
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (e)	105	106
5.88%, 9/30/2027 (e)	105	106
Post Holdings, Inc.
5.50%, 3/1/2025 (e)	60	61
5.75%, 3/1/2027 (e)	140	140
5.63%, 1/15/2028 (e)	163	162
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (e)	85	88

		1,917

Gas Utilities — 0.0% (d)
AmeriGas Partners LP
5.63%, 5/20/2024	25	25
5.50%, 5/20/2025	102	102
5.88%, 8/20/2026	60	60
5.75%, 5/20/2027	39	39
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	86	88
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (e)	31	31

		345

Health Care Equipment & Supplies — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (e)	160	166
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (e)	92	95
5.00%, 2/15/2025 (e)	35	35
Hologic, Inc. 4.38%, 10/15/2025 (e)	115	114
Kinetic Concepts, Inc. 7.88%, 2/15/2021 (e)	79	81
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (e)	185	154
5.50%, 4/15/2025 (e)	50	39
Teleflex, Inc.
5.25%, 6/15/2024	25	25
4.88%, 6/1/2026	32	33
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	35	35
3.55%, 4/1/2025	50	50

		827

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	100	101
Aetna, Inc. 4.75%, 3/15/2044	30	29
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (e)	41	34
Centene Corp.
6.13%, 2/15/2024	74	78
4.75%, 1/15/2025	117	119
5.38%, 6/1/2026 (e)	24	25
Community Health Systems, Inc.
5.13%, 8/1/2021	50	49
6.25%, 3/31/2023	143	135
8.63%, 1/15/2024 (e)	170	170
8.13%, 6/30/2024 (e)	168	125
8.00%, 3/15/2026 (e)	75	72
DaVita, Inc.
5.13%, 7/15/2024	213	210
5.00%, 5/1/2025	324	311
Encompass Health Corp. 5.75%, 11/1/2024	241	244
Envision Healthcare Corp. 8.75%, 10/15/2026 (e)	341	304
Express Scripts Holding Co. 3.50%, 6/15/2024	240	242
HCA, Inc.
7.50%, 2/15/2022	100	110
5.88%, 5/1/2023	415	443
5.38%, 2/1/2025	105	111
5.88%, 2/15/2026	1,355	1,463
5.38%, 9/1/2026	116	122
5.63%, 9/1/2028	129	136
5.88%, 2/1/2029	70	76
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (e)	261	260
NVA Holdings, Inc. 6.88%, 4/1/2026 (e)	60	59
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (e) (f)	94	93
Syneos Health, Inc. 7.50%, 10/1/2024 (e)	85	89
Team Health Holdings, Inc. 6.38%, 2/1/2025 (e)	207	168
Tenet Healthcare Corp.
4.50%, 4/1/2021	145	147
4.38%, 10/1/2021	25	25
8.13%, 4/1/2022	89	96
6.75%, 6/15/2023	380	391
4.63%, 7/15/2024	285	286
5.13%, 5/1/2025	176	177
6.25%, 2/1/2027 (e)	367	381
WellCare Health Plans, Inc. 5.25%, 4/1/2025	46	48

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (e)	53	52

		6,981

Health Care Technology — 0.0% (d)
IQVIA, Inc.
4.88%, 5/15/2023 (e)	23	23
5.00%, 10/15/2026 (e)	200	205

		228

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (e)	124	123
Boyd Gaming Corp.
6.88%, 5/15/2023	110	115
6.38%, 4/1/2026	150	155
6.00%, 8/15/2026	86	88
Boyne USA, Inc. 7.25%, 5/1/2025 (e)	106	113
CCM Merger, Inc. 6.00%, 3/15/2022 (e)	60	62
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (e)	73	66
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (e)	150	155
Eldorado Resorts, Inc.
6.00%, 4/1/2025	66	67
6.00%, 9/15/2026	123	125
Enterprise Development Authority (The) 12.00%, 7/15/2024 (e)	185	188
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (e)	203	213
Golden Nugget, Inc. 8.75%, 10/1/2025 (e)	150	158
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026 (e)	104	106
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	144	149
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	85	86
4.88%, 4/1/2027	20	20
International Game Technology plc 6.25%, 1/15/2027 (e)	200	205
IRB Holding Corp. 6.75%, 2/15/2026 (e)	150	141
Jack Ohio Finance LLC
6.75%, 11/15/2021 (e)	205	211
10.25%, 11/15/2022 (e)	90	97
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (e)	198	207
McDonald’s Corp. 4.88%, 7/15/2040	50	53
MGM Resorts International
5.75%, 6/15/2025	420	435
4.63%, 9/1/2026	620	603
5.50%, 4/15/2027 (l)	120	122
Scientific Games International, Inc.
10.00%, 12/1/2022	77	81
5.00%, 10/15/2025 (e)	250	245
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (e)	100	98
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (e)	138	144
Station Casinos LLC 5.00%, 10/1/2025 (e)	39	38
Viking Cruises Ltd. 6.25%, 5/15/2025 (e)	9	9
VOC Escrow Ltd. 5.00%, 2/15/2028 (e)	49	48
Wyndham Destinations, Inc.
4.25%, 3/1/2022	4	4
5.40%, 4/1/2024	37	37
6.35%, 10/1/2025 (j)	23	24
5.75%, 4/1/2027	18	18
Wynn Las Vegas LLC 5.50%, 3/1/2025 (e)	270	267

		5,076

Household Durables — 0.1%
Lennar Corp.
5.88%, 11/15/2024	30	32
4.75%, 5/30/2025	170	174
Mattamy Group Corp. (Canada) 6.50%, 10/1/2025 (e)	40	39
New Home Co., Inc. (The) 7.25%, 4/1/2022	48	43
Tempur Sealy International, Inc.
5.63%, 10/15/2023	328	334
5.50%, 6/15/2026	73	73
Toll Brothers Finance Corp.
4.88%, 11/15/2025	15	15
4.35%, 2/15/2028	45	42

		752

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	150	157
5.13%, 2/1/2028	140	128
Energizer Holdings, Inc.
5.50%, 6/15/2025 (e)	130	129
6.38%, 7/15/2026 (e)	20	20
7.75%, 1/15/2027 (e)	130	139
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (e)	55	47
Spectrum Brands, Inc.
6.13%, 12/15/2024	59	60
5.75%, 7/15/2025	327	329

		1,009

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. 5.50%, 4/15/2025	115	119
Calpine Corp.
5.88%, 1/15/2024 (e)	165	169
5.75%, 1/15/2025	115	114
5.25%, 6/1/2026 (e)	45	45

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Clearway Energy Operating LLC
5.75%, 10/15/2025 (e)	5	5
5.00%, 9/15/2026	60	57
NRG Energy, Inc.
6.63%, 1/15/2027	40	43
5.75%, 1/15/2028	205	218
Talen Energy Supply LLC 6.50%, 6/1/2025	108	95
Vistra Energy Corp. 5.88%, 6/1/2023	135	138

		1,003

Industrial Conglomerates — 0.0% (d)
General Electric Co. 6.75%, 3/15/2032	61	71
Roper Technologies, Inc.
3.00%, 12/15/2020	31	31
3.80%, 12/15/2026	100	101

		203

Insurance — 0.1%
American International Group, Inc. 3.75%, 7/10/2025	100	100
AmWINS Group, Inc. 7.75%, 7/1/2026 (e)	7	7
Aon Corp. 6.25%, 9/30/2040	28	34
Assurant, Inc. 4.20%, 9/27/2023	120	122
Athene Holding Ltd. 4.13%, 1/12/2028	145	139
CNA Financial Corp.
3.95%, 5/15/2024	17	17
4.50%, 3/1/2026	13	14
CNO Financial Group, Inc. 5.25%, 5/30/2025	55	57
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (e)	56	56
Liberty Mutual Group, Inc.
4.25%, 6/15/2023 (e)	23	24
4.57%, 2/1/2029 (e)	77	80
7.80%, 3/15/2037 (e)	45	52
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (g)	50	45
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (e)	250	317
Torchmark Corp. 4.55%, 9/15/2028	25	26

		1,090

Interactive Media & Services — 0.0% (d)
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (e)	116	103

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (e)	130	132
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (e)	176	171
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (e)	40	40
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (e)	190	194
DXC Technology Co. 4.25%, 4/15/2024	69	70
Exela Intermediate LLC 10.00%, 7/15/2023 (e)	166	169
First Data Corp.
5.38%, 8/15/2023 (e)	250	255
5.75%, 1/15/2024 (e)	600	617
Gartner, Inc. 5.13%, 4/1/2025 (e)	110	111
GCI LLC 6.88%, 4/15/2025	35	37
Western Union Co. (The) 3.60%, 3/15/2022	10	10
Zayo Group LLC
6.00%, 4/1/2023	45	45
6.38%, 5/15/2025	340	342
5.75%, 1/15/2027 (e)	30	30

		2,223

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	35	31
6.75%, 12/31/2025 (e)	440	433
Vista Outdoor, Inc. 5.88%, 10/1/2023	210	196

		660

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	98

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (e)	30	31
Colfax Corp.
6.00%, 2/15/2024 (e)	82	85
6.38%, 2/15/2026 (e)	12	13
EnPro Industries, Inc. 5.75%, 10/15/2026 (e)	96	97
Novelis Corp.
6.25%, 8/15/2024 (e)	164	168
5.88%, 9/30/2026 (e)	115	114
RBS Global, Inc. 4.88%, 12/15/2025 (e)	30	30
SPX FLOW, Inc. 5.63%, 8/15/2024 (e)	105	106
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (e)	34	35
Tennant Co. 5.63%, 5/1/2025	118	119
Terex Corp. 5.63%, 2/1/2025 (e)	145	144
TriMas Corp. 4.88%, 10/15/2025 (e)	65	64

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Wabash National Corp. 5.50%, 10/1/2025 (e)	65	61
Welbilt, Inc. 9.50%, 2/15/2024	70	75

		1,142

Media — 0.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (e)	400	396
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022 (e)	200	200
7.63%, 2/15/2025 (e)	200	175
AMC Networks, Inc.
5.00%, 4/1/2024	90	91
4.75%, 8/1/2025	100	99
CBS Radio, Inc. 7.25%, 11/1/2024 (e)	105	104
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	40	41
Series B, 6.50%, 11/15/2022	865	884
9.25%, 2/15/2024 (e)	573	607
Comcast Corp.
3.00%, 2/1/2024	96	96
4.00%, 11/1/2049	39	38
4.05%, 11/1/2052	97	94
Cox Communications, Inc. 4.60%, 8/15/2047 (e)	39	37
CSC Holdings LLC
5.25%, 6/1/2024	85	86
6.63%, 10/15/2025 (e)	200	212
10.88%, 10/15/2025 (e)	200	231
5.50%, 5/15/2026 (e)	475	488
5.38%, 2/1/2028 (e)	160	161
DISH DBS Corp.
6.75%, 6/1/2021	40	41
5.88%, 7/15/2022	220	213
5.00%, 3/15/2023	110	99
5.88%, 11/15/2024	1,240	1,042
7.75%, 7/1/2026	185	161
Getty Images, Inc. 9.75%, 3/1/2027 (e)	13	13
Gray Television, Inc.
5.13%, 10/15/2024 (e)	40	40
5.88%, 7/15/2026 (e)	85	86
7.00%, 5/15/2027 (e)	90	96
iHeartCommunications, Inc. 9.00%, 12/15/2019 (k)	310	220
Lamar Media Corp. 5.75%, 2/1/2026 (e)	140	146
Meredith Corp. 6.88%, 2/1/2026	70	74
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022 (e)	25	26
5.88%, 11/15/2022	50	51
5.63%, 8/1/2024 (e)	125	127
Outfront Media Capital LLC
5.25%, 2/15/2022	10	10
5.63%, 2/15/2024	50	52
5.88%, 3/15/2025	50	51
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	105	109
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (e)	325	328
5.88%, 3/15/2026 (e)	12	12
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (e)	470	487
5.38%, 4/15/2025 (e)	135	138
5.38%, 7/15/2026 (e)	210	214
5.00%, 8/1/2027 (e)	10	10
TEGNA, Inc.
6.38%, 10/15/2023	195	201
5.50%, 9/15/2024 (e)	20	20
Time Warner Cable LLC 7.30%, 7/1/2038	125	146
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	150	196
Univision Communications, Inc.
5.13%, 5/15/2023 (e)	35	33
5.13%, 2/15/2025 (e)	20	19
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (e)	75	78
5.13%, 4/15/2027 (e)	240	245

		8,824

Metals & Mining — 0.2%
AK Steel Corp.
7.50%, 7/15/2023	10	10
6.38%, 10/15/2025	76	63
7.00%, 3/15/2027	56	47
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (e)	400	423
Allegheny Technologies, Inc. 5.95%, 1/15/2021	29	30
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	34	40
Big River Steel LLC 7.25%, 9/1/2025 (e)	46	48
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (e)	40	40
5.75%, 3/1/2025	31	29
Coeur Mining, Inc. 5.88%, 6/1/2024	25	24
Commercial Metals Co.
4.88%, 5/15/2023	40	40
5.38%, 7/15/2027	24	23
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (e)	47	47
5.13%, 5/15/2024 (e)	25	25
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	107	106
3.88%, 3/15/2023	229	226
4.55%, 11/14/2024	325	318
5.40%, 11/14/2034	45	41
5.45%, 3/15/2043	60	53

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (e)	40	40
Hecla Mining Co. 6.88%, 5/1/2021	87	87
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023 (e)	35	36
7.63%, 1/15/2025 (e)	20	21
Kaiser Aluminum Corp. 5.88%, 5/15/2024	22	23
Northwest Acquisitions ULC 7.13%, 11/1/2022 (e)	23	20
Steel Dynamics, Inc.
4.13%, 9/15/2025	68	66
5.00%, 12/15/2026	32	33
United States Steel Corp.
6.88%, 8/15/2025	38	37
6.25%, 3/15/2026	51	48
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	80	87

		2,131

Multiline Retail — 0.0% (d)
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021 (e)	242	128
8.75% (cash), 10/15/2021 (e) (f)	204	107

		235

Multi-Utilities — 0.0% (d)
CMS Energy Corp. 3.45%, 8/15/2027	200	201
NiSource, Inc.
2.65%, 11/17/2022	92	91
4.80%, 2/15/2044	65	68
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	18	21

		381

Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA (Norway) 5.88%, 3/31/2025 (e)	150	157
Andeavor Logistics LP
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (g) (h) (i)	80	81
4.25%, 12/1/2027	40	40
Antero Midstream Partners LP 5.38%, 9/15/2024	65	65
Antero Resources Corp.
5.13%, 12/1/2022	134	135
5.63%, 6/1/2023	196	198
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (e)	61	62
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (e)	25	23
Blue Racer Midstream LLC 6.13%, 11/15/2022 (e)	175	178
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	110	111
Bruin E&P Partners LLC 8.88%, 8/1/2023 (e)	27	26
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (g)	100	89
California Resources Corp. 8.00%, 12/15/2022 (e)	81	64
Callon Petroleum Co. 6.13%, 10/1/2024	32	32
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	150	180
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	121	119
Cenovus Energy, Inc. (Canada)
3.80%, 9/15/2023	50	50
6.75%, 11/15/2039	100	111
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	232	252
5.13%, 6/30/2027	50	53
Cheniere Energy Partners LP
5.25%, 10/1/2025	35	36
5.63%, 10/1/2026 (e)	36	37
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 6.04%, 4/15/2019 (g)	32	32
6.63%, 8/15/2020	22	22
7.00%, 10/1/2024	48	48
8.00%, 1/15/2025	91	93
7.50%, 10/1/2026	15	15
8.00%, 6/15/2027	170	167
CITGO Petroleum Corp. 6.25%, 8/15/2022 (e)	60	60
CNX Midstream Partners LP 6.50%, 3/15/2026 (e)	20	19
Comstock Resources, Inc. 9.75%, 8/15/2026 (e)	20	18
Covey Park Energy LLC 7.50%, 5/15/2025 (e)	95	88
Crestwood Midstream Partners LP
6.25%, 4/1/2023	78	80
5.75%, 4/1/2025	50	51
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (g) (h) (i)	67	66
DCP Midstream Operating LP
4.95%, 4/1/2022	35	36
3.88%, 3/15/2023	72	72
5.38%, 7/15/2025	31	32
6.75%, 9/15/2037 (e)	60	62
Delek Logistics Partners LP 6.75%, 5/15/2025	109	108
Denbury Resources, Inc.
9.25%, 3/31/2022 (e)	47	45
7.50%, 2/15/2024 (e)	16	14
Diamondback Energy, Inc. 5.38%, 5/31/2025	15	16
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	116	124
Encana Corp. (Canada)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
7.38%, 11/1/2031	50	63
6.63%, 8/15/2037	35	41
Energy Transfer Operating LP
5.88%, 1/15/2024	8	9
4.05%, 3/15/2025	95	97
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (g) (h) (i)	52	49
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (g) (h) (i)	125	103
4.40%, 4/1/2024	127	126
4.15%, 6/1/2025	40	39
4.85%, 7/15/2026	63	63
5.60%, 4/1/2044	25	22
Enterprise Products Operating LLC
3.90%, 2/15/2024	33	34
3.70%, 2/15/2026	51	52
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (g)	26	24
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (g)	49	44
EP Energy LLC
9.38%, 5/1/2024 (e)	30	10
8.00%, 11/29/2024 (e)	128	71
8.00%, 2/15/2025 (e)	127	44
7.75%, 5/15/2026 (e)	436	355
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024 (e)	4	3
5.63%, 2/1/2026 (e)	7	6
Genesis Energy LP
6.75%, 8/1/2022	37	38
6.00%, 5/15/2023	40	40
5.63%, 6/15/2024	40	39
Gulfport Energy Corp.
6.63%, 5/1/2023	55	53
6.38%, 5/15/2025	20	18
6.38%, 1/15/2026	20	18
Halcon Resources Corp. 6.75%, 2/15/2025	85	51
Hilcorp Energy I LP
5.00%, 12/1/2024 (e)	51	50
6.25%, 11/1/2028 (e)	52	52
Holly Energy Partners LP 6.00%, 8/1/2024 (e)	55	57
Jagged Peak Energy LLC 5.88%, 5/1/2026	40	40
Laredo Petroleum, Inc. 5.63%, 1/15/2022	5	4
Magellan Midstream Partners LP 5.15%, 10/15/2043	25	27
Martin Midstream Partners LP 7.25%, 2/15/2021	105	102
Matador Resources Co. 5.88%, 9/15/2026	107	107
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (e)	38	35
7.00%, 3/31/2024 (e)	240	224
6.50%, 1/15/2025 (e)	243	239
Newfield Exploration Co. 5.38%, 1/1/2026	55	59
NGPL PipeCo LLC 4.88%, 8/15/2027 (e)	25	25
Noble Energy, Inc. 4.95%, 8/15/2047	100	99
Northern Oil and Gas, Inc. 9.50% (Blend (cash 8.50% + PIK 1.00%)), 5/15/2023 (f)	117	121
NuStar Logistics LP 5.63%, 4/28/2027	67	67
Oasis Petroleum, Inc.
6.88%, 3/15/2022	46	46
6.88%, 1/15/2023	80	80
6.25%, 5/1/2026 (e)	300	286
ONEOK Partners LP 4.90%, 3/15/2025	200	213
Parsley Energy LLC
5.38%, 1/15/2025 (e)	30	30
5.25%, 8/15/2025 (e)	70	69
5.63%, 10/15/2027 (e)	35	35
PBF Holding Co. LLC 7.25%, 6/15/2025	79	81
PBF Logistics LP 6.88%, 5/15/2023	32	32
Peabody Energy Corp.
6.00%, 3/31/2022 (e)	31	31
6.38%, 3/31/2025 (e)	25	25
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	29	29
5.35%, 2/12/2028	92	85
Phillips 66 3.90%, 3/15/2028	105	107
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (g) (h) (i)	75	70
3.85%, 10/15/2023	20	20
QEP Resources, Inc.
5.38%, 10/1/2022	48	47
5.25%, 5/1/2023	24	23
5.63%, 3/1/2026	49	44
Range Resources Corp. 4.88%, 5/15/2025	110	102
SemGroup Corp.
5.63%, 7/15/2022	40	39
5.63%, 11/15/2023	34	32
6.38%, 3/15/2025	40	38
7.25%, 3/15/2026	51	49
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (e)	41	40
SM Energy Co.
5.00%, 1/15/2024	20	18
5.63%, 6/1/2025	45	42
6.75%, 9/15/2026	47	45

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
6.63%, 1/15/2027	89	85
Southwestern Energy Co.
6.20%, 1/23/2025	109	107
7.50%, 4/1/2026	75	76
7.75%, 10/1/2027	35	36
Summit Midstream Holdings LLC
5.50%, 8/15/2022	58	58
5.75%, 4/15/2025	86	81
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	50	60
Sunoco LP
4.88%, 1/15/2023	38	38
5.50%, 2/15/2026	35	35
6.00%, 4/15/2027 (e)	85	85
5.88%, 3/15/2028	10	10
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (e)	59	61
5.50%, 1/15/2028 (e)	80	80
Targa Resources Partners LP
4.25%, 11/15/2023	130	130
6.75%, 3/15/2024	65	68
5.13%, 2/1/2025	50	51
5.88%, 4/15/2026 (e)	130	137
5.38%, 2/1/2027	43	44
6.50%, 7/15/2027 (e)	97	105
5.00%, 1/15/2028	80	79
6.88%, 1/15/2029 (e)	118	128
TerraForm Power Operating LLC 5.00%, 1/31/2028 (e)	150	145
TransMontaigne Partners LP 6.13%, 2/15/2026	27	25
Ultra Resources, Inc. 9.00%, 7/12/2024	266	156
W&T Offshore, Inc. 9.75%, 11/1/2023 (e)	94	94
Whiting Petroleum Corp.
5.75%, 3/15/2021	20	20
6.63%, 1/15/2026	206	202
Williams Cos., Inc. (The) 4.85%, 3/1/2048	71	71
WPX Energy, Inc. 5.75%, 6/1/2026	45	46

		10,258

Paper & Forest Products — 0.0% (d)
Clearwater Paper Corp.
4.50%, 2/1/2023	51	49
5.38%, 2/1/2025 (e)	86	80

		129

Personal Products — 0.0% (d)
Coty, Inc. 6.50%, 4/15/2026 (e)	105	102
Prestige Brands, Inc. 6.38%, 3/1/2024 (e)	40	41
Revlon Consumer Products Corp. 6.25%, 8/1/2024	77	40

		183

Pharmaceuticals — 0.3%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024	100	94
Allergan, Inc. 2.80%, 3/15/2023	80	79
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (e)	49	54
8.50%, 1/31/2027 (e)	286	303
Bausch Health Cos., Inc.
5.50%, 3/1/2023 (e)	13	13
5.88%, 5/15/2023 (e)	246	249
7.00%, 3/15/2024 (e)	201	213
6.13%, 4/15/2025 (e)	1,072	1,061
5.50%, 11/1/2025 (e)	34	35
9.00%, 12/15/2025 (e)	260	282
5.75%, 8/15/2027 (e)	11	11
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (e)	62	61
Endo Dac
6.00%, 7/15/2023 (e)	200	154
6.00%, 2/1/2025 (e) (j)	325	236
Merck & Co., Inc. 3.90%, 3/7/2039	100	103
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e)	145	147
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	48

		3,143

Professional Services — 0.0% (d)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (e)	48	47

Real Estate Management & Development — 0.0% (d)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	39	39
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (e)	200	205

		244

Road & Rail — 0.2%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (e) (g)	200	202
Ashtead Capital, Inc. (United Kingdom) 4.13%, 8/15/2025 (e)	200	196
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (e)	292	296
5.25%, 3/15/2025 (e)	130	124
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (e)	102	105
5.13%, 10/1/2023 (e)	99	101
5.25%, 5/15/2024 (e)	74	76
Canadian Pacific Railway Co. (Canada) 7.13%, 10/15/2031	63	84

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CSX Corp. 4.25%, 3/15/2029	75	80
ERAC USA Finance LLC 4.50%, 8/16/2021 (e)	35	36
Herc Rentals, Inc. 7.75%, 6/1/2024 (e)	144	153
Hertz Corp. (The)
7.38%, 1/15/2021	46	46
7.63%, 6/1/2022 (e)	218	223
5.50%, 10/15/2024 (e)	338	284
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (e)	80	83
Penske Truck Leasing Co. LP
2.50%, 6/15/2019 (e)	35	35
4.20%, 4/1/2027 (e)	160	159
Ryder System, Inc. 2.45%, 9/3/2019	83	83

		2,366

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc.
6.38%, 10/1/2022	190	193
6.63%, 9/15/2027 (e)	66	67
Analog Devices, Inc. 3.13%, 12/5/2023	37	37
Broadcom Corp. 3.63%, 1/15/2024	151	151
Entegris, Inc. 4.63%, 2/10/2026 (e)	80	79
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021 (j)	80	76
Qorvo, Inc. 5.50%, 7/15/2026 (e)	81	84
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (e)	200	212

		899

Software — 0.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (e)	75	77
Camelot Finance SA 7.88%, 10/15/2024 (e)	113	119
Fair Isaac Corp. 5.25%, 5/15/2026 (e)	36	37
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (e)	108	118
Infor Software Parent LLC 7.13% (cash), 5/1/2021 (e) (f)	65	65
Infor US, Inc. 6.50%, 5/15/2022	560	568
Informatica LLC 7.13%, 7/15/2023 (e)	48	49
Nuance Communications, Inc. 5.63%, 12/15/2026	115	118
Open Text Corp. (Canada) 5.88%, 6/1/2026 (e)	70	73
Solera LLC 10.50%, 3/1/2024 (e)	54	58
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)	85	86
Symantec Corp. 5.00%, 4/15/2025 (e)	97	97

		1,465

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	32
L Brands, Inc. 6.75%, 7/1/2036	31	26
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	62
Party City Holdings, Inc. 6.63%, 8/1/2026 (e)	128	127
Penske Automotive Group, Inc. 5.50%, 5/15/2026	170	167
PetSmart, Inc.
7.13%, 3/15/2023 (e)	210	157
5.88%, 6/1/2025 (e)	220	184
8.88%, 6/1/2025 (e)	40	30
Staples, Inc. 8.50%, 9/15/2025 (e)	402	438

		1,223

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
7.13%, 6/15/2024 (e)	165	175
6.02%, 6/15/2026 (e)	225	242
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	135	120
Western Digital Corp. 4.75%, 2/15/2026	216	206
Xerox Corp. 4.12%, 3/15/2023 (j)	74	72

		815

Textiles, Apparel & Luxury Goods — 0.0% (d)
Hanesbrands, Inc.
4.63%, 5/15/2024 (e)	40	40
4.88%, 5/15/2026 (e)	150	148
William Carter Co. (The) 5.63%, 3/15/2027 (e)	128	132

		320

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (e)	60	58
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (e)	26	27
9.13%, 7/15/2026 (e)	93	94
Nationstar Mortgage LLC 6.50%, 6/1/2022	120	118
Quicken Loans, Inc. 5.25%, 1/15/2028 (e)	170	159
Radian Group, Inc. 4.50%, 10/1/2024	90	89

		545

Tobacco — 0.0% (d)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	68	61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Trading Companies & Distributors — 0.1%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (e)	135	124
Aircastle Ltd. 4.40%, 9/25/2023	30	31
H&E Equipment Services, Inc. 5.63%, 9/1/2025	100	100
United Rentals North America, Inc.
5.88%, 9/15/2026	213	220
6.50%, 12/15/2026	218	229
5.50%, 5/15/2027	415	419
4.88%, 1/15/2028	85	83
WESCO Distribution, Inc. 5.38%, 6/15/2024	60	61

		1,267

Water Utilities — 0.0% (d)
American Water Capital Corp. 6.59%, 10/15/2037	100	134

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	100	101
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	185	184
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (e)	124	110
Sprint Communications, Inc. 7.00%, 3/1/2020 (e)	57	59
Sprint Corp.
7.25%, 9/15/2021	204	214
7.88%, 9/15/2023	168	176
7.13%, 6/15/2024	468	475
7.63%, 2/15/2025	1,085	1,107
7.63%, 3/1/2026	78	79
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	170	—
6.38%, 3/1/2025	162	169
6.38%, 3/1/2025 ‡	200	—
6.50%, 1/15/2026	544	581
6.50%, 1/15/2026 ‡	544	–	(a)
4.50%, 2/1/2026	158	158
4.75%, 2/1/2028	280	277
4.75%, 2/1/2028 ‡	210	—
United States Cellular Corp. 6.70%, 12/15/2033	45	48
Vodafone Group plc (United Kingdom)
6.15%, 2/27/2037	50	55
5.00%, 5/30/2038	28	28
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (e)	200	182

		4,003

TOTAL CORPORATE BONDS (Cost $103,406)		102,923

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	44	44
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	310	306
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	11	11
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	16	16
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	70	70
Bear Stearns ALT-A Trust
Series 2004-6, Class 1A, 3.13%, 7/25/2034 (m)	23	23
Series 2005-4, Class 23A2, 4.57%, 5/25/2035 (m)	315	318
Series 2005-7, Class 12A3, 3.17%, 8/25/2035 (m)	51	51
Bellemeade Re Ltd. (Bermuda) Series 2019-1A, Class M1A, 3.78%, 3/25/2029 (e) (m)	2,000	2,000
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 3.89%, 6/20/2035 (m)	488	491
Series 2006-HYB1, Class 2A2C, 3.88%, 3/20/2036 (m)	600	551
Series 2006-HYB2, Class 2A1B, 4.22%, 4/20/2036 (m)	608	559
Series 2006-21, Class A14, 6.00%, 2/25/2037	89	76
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	7	7
Series 2005-11, Class A2A, 4.82%, 10/25/2035 (m)	151	153
COLT Mortgage Loan Trust Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (m)	383	383
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2, 4.79%, 8/25/2031 (e) (m)	750	755
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	18	19
CVS Pass-Through Trust 8.35%, 7/10/2031 (e)	151	187
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 2.79%, 4/25/2036 (m)	627	592
FHLMC - GNMA Series 31, Class Z, 8.00%, 4/25/2024	56	60

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
FHLMC REMIC
Series 2783, Class AT, 4.00%, 4/15/2019	–	(a)	–	(a)
Series 2877, Class AD, 4.00%, 10/15/2019	2		2
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1136, Class H, 6.00%, 9/15/2021	1		1
Series 2595, Class HO, 4.50%, 3/15/2023	4		4
Series 2033, Class K, 6.05%, 8/15/2023	25		26
Series 2685, Class DT, 5.00%, 10/15/2023	48		49
Series 2686, Class GC, 5.00%, 10/15/2023	17		17
Series 1617, Class PM, 6.50%, 11/15/2023	24		26
Series 2756, Class NA, 5.00%, 2/15/2024	26		26
Series 2773, Class CD, 4.50%, 4/15/2024	17		18
Series 1710, Class GH, 8.00%, 4/15/2024	21		23
Series 3532, Class EB, 4.00%, 5/15/2024	75		77
Series 3534, Class MB, 4.00%, 5/15/2024	79		81
Series 1732, Class K, 6.50%, 5/15/2024	15		16
Series 2989, Class TG, 5.00%, 6/15/2025	27		28
Series 2988, Class TY, 5.50%, 6/15/2025	43		46
Series 3710, Class GB, 4.00%, 8/15/2025	124		128
Series 3102, Class CE, 5.50%, 1/15/2026	67		70
Series 3121, Class JD, 5.50%, 3/15/2026	20		22
Series 1843, Class Z, 7.00%, 4/15/2026	23		25
Series 3898, Class KH, 3.50%, 6/15/2026	328		337
Series 3962, Class KD, 3.00%, 10/15/2026	175		177
Series 4064, Class AY, 3.00%, 6/15/2027	351		351
Series 3703, Class DY, 4.00%, 8/15/2030	480		501
Series 3755, Class MU, 4.00%, 11/15/2030	114		122
Series 2378, Class BD, 5.50%, 11/15/2031	68		74
Series 2455, Class GK, 6.50%, 5/15/2032	45		51
Series 2457, Class PE, 6.50%, 6/15/2032	16		17
Series 2473, Class JZ, 6.50%, 7/15/2032	41		46
Series 4119, Class KE, 1.75%, 10/15/2032	54		51
Series 2575, Class PE, 5.50%, 2/15/2033	62		68
Series 2586, Class WG, 4.00%, 3/15/2033	159		167
Series 4203, Class BN, 3.00%, 4/15/2033	212		212
Series 2673, Class PE, 5.50%, 9/15/2033	58		64
Series 2764, Class UG, 5.00%, 3/15/2034	185		201
Series 2922, Class GA, 5.50%, 5/15/2034	4		4
Series 3929, Class MC, 1.75%, 12/15/2034	98		97
Series 2901, Class KB, 5.00%, 12/15/2034	89		97
Series 2935, Class HJ, 5.00%, 2/15/2035	77		84
Series 3077, Class TO, PO, 4/15/2035	16		15
Series 2960, Class JH, 5.50%, 4/15/2035	212		232
Series 3151, Class UC, 5.50%, 8/15/2035	3		3
Series 3200, PO, 8/15/2036	8		7
Series 3212, Class BK, 5.50%, 9/15/2036	14		16
Series 3213, Class PE, 6.00%, 9/15/2036	49		56
Series 4279, Class JA, 3.00%, 2/15/2037	204		204
Series 3279, Class PE, 5.50%, 2/15/2037	25		28
Series 3413, Class B, 5.50%, 4/15/2037	50		53
Series 3605, Class NC, 5.50%, 6/15/2037	169		186
Series 4031, Class AB, 5.50%, 6/15/2037	176		195
Series 3405, Class PE, 5.00%, 1/15/2038	111		121
Series 3662, Class QB, 5.00%, 3/15/2038	70		75
Series 3523, Class EX, 5.00%, 4/15/2039	100		106
Series 3902, Class MA, 4.50%, 7/15/2039	7		7
Series 3553, Class PG, 5.50%, 7/15/2039	225		242
Series 4219, Class JA, 3.50%, 8/15/2039	143		146

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 3564, Class NB, 5.00%, 8/15/2039	187		211
Series 3827, Class BM, 5.50%, 8/15/2039	117		121
Series 4405, Class CA, 4.00%, 9/15/2039	171		174
Series 3622, Class WA, 5.50%, 9/15/2039	41		45
Series 3748, Class D, 4.00%, 11/15/2039	107		111
Series 3768, Class MB, 4.00%, 12/15/2039	140		146
Series 3795, Class PD, 4.50%, 1/15/2040	150		158
Series 3737, Class PA, 2.00%, 4/15/2040	209		207
Series 3653, Class HJ, 5.00%, 4/15/2040	60		65
Series 3662, Class PJ, 5.00%, 4/15/2040	125		137
Series 4199, Class FB, 2.78%, 5/15/2040 (m)	2,577		2,569
Series 3677, Class KB, 4.50%, 5/15/2040	167		178
Series 3811, Class PA, 5.00%, 9/15/2040	81		85
Series 4454, Class DA, 3.00%, 1/15/2041	180		181
Series 3842, Class PH, 4.00%, 4/15/2041	25		27
Series 3859, Class JB, 5.00%, 5/15/2041	160		174
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (m)	65		71
Series 4097, Class DC, 1.50%, 6/15/2041	106		102
Series 3873, Class MJ, 4.00%, 6/15/2041	172		179
Series 3895, Class BF, 2.98%, 7/15/2041 (m)	122		122
Series 4565, Class DM, 3.00%, 2/15/2042	310		313
Series 4034, Class PJ, 2.00%, 3/15/2042	175		172
Series 4026, Class HB, 3.50%, 4/15/2042	141		145
Series 4026, Class MQ, 4.00%, 4/15/2042	247		262
Series 4068, Class PE, 3.00%, 6/15/2042	320		313
Series 4180, Class ME, 2.50%, 10/15/2042	61		61
Series 4494, Class KA, 3.75%, 10/15/2042	2,211		2,273
Series 4566, Class CA, 3.00%, 1/15/2043	226		229
Series 4217, Class F, 2.83%, 6/15/2043 (m)	331		329
Series 4800, Class PA, 3.50%, 7/15/2043	926		940
Series 4384, Class LB, 3.50%, 8/15/2043	350		360
Series 4243, Class AE, 4.00%, 8/15/2043	192		205
Series 4471, Class JB, 3.50%, 9/15/2043	800		833
Series 4764, Class NK, 3.50%, 9/15/2043	2,624		2,680
Series 4685, Class PA, 3.00%, 11/15/2044	1,554		1,570
Series 4631, Class G, 2.50%, 7/15/2045	404		399
Series 4572, Class LD, 2.00%, 8/15/2045	361		348
Series 4592, Class WT, 5.50%, 6/15/2046	123		136
Series 3688, Class GT, 7.35%, 11/15/2046 (m)	40		46
Series 4735, Class FB, 2.83%, 12/15/2047 (m)	1,871		1,860
FHLMC STRIPS
Series 263, Class F5, 2.98%, 6/15/2042 (m)	115		115
Series 284, Class 300, 3.00%, 10/15/2042	236		236
FHLMC Structured Pass-Through Securities Certificates Series T-54, Class 2A, 6.50%, 2/25/2043	82		95
FNMA REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	–	(a)	–	(a)
Series 1990-35, Class E, 9.50%, 4/25/2020	–	(a)	–	(a)
Series 1990-76, Class G, 7.00%, 7/25/2020	–	(a)	–	(a)
Series 1990-106, Class J, 8.50%, 9/25/2020	2		2
Series 1991-73, Class A, 8.00%, 7/25/2021	1		1
Series 1992-112, Class GB, 7.00%, 7/25/2022	12		12
Series G92-35, Class E, 7.50%, 7/25/2022	9		9
Series 1992-195, Class C, 7.50%, 10/25/2022	5		5
Series 2008-65, Class CD, 4.50%, 8/25/2023	15		15
Series 2003-78, Class B, 5.00%, 8/25/2023	33		34
Series 1993-226, Class PK, 6.00%, 12/25/2023	206		217
Series 2005-18, Class EG, 5.00%, 3/25/2025	14		15
Series 2011-40, Class KA, 3.50%, 3/25/2026	147		151

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2011-99, Class CV, 4.50%, 3/25/2026	75	79
Series 1998-37, Class VZ, 6.00%, 6/17/2028	24	25
Series 1998-66, Class B, 6.50%, 12/25/2028	45	47
Series 2014-1, Class DU, 2.50%, 2/25/2029	200	194
Series 2009-15, Class AC, 5.50%, 3/25/2029	53	57
Series 2009-60, Class DE, 5.00%, 8/25/2029	83	88
Series 2011-33, Class GD, 3.50%, 4/25/2031	350	360
Series 2014-3, Class AM, 2.50%, 1/25/2032	108	108
Series 2002-55, Class PG, 5.50%, 9/25/2032	53	59
Series 2002-82, Class PE, 6.00%, 12/25/2032	55	61
Series 2012-147, Class WN, 4.50%, 1/25/2033	150	161
Series 2003-21, Class OU, 5.50%, 3/25/2033	13	14
Series 2003-29, Class BY, 5.50%, 4/25/2033	188	210
Series 2003-48, Class GH, 5.50%, 6/25/2033	175	193
Series 2003-58, Class AD, 3.25%, 7/25/2033	14	14
Series 2003-63, Class PE, 3.50%, 7/25/2033	6	6
Series 2013-94, Class CV, 3.50%, 7/25/2033	314	324
Series 2003-67, Class KE, 5.00%, 7/25/2033	83	90
Series 2003-110, Class WA, 4.00%, 8/25/2033	15	15
Series 2014-58, Class VM, 4.00%, 8/25/2033	250	266
Series 2013-101, Class E, 3.00%, 10/25/2033	250	249
Series 2014-56, Class VH, 3.50%, 9/25/2034	200	205
Series 2004-92, Class TB, 5.50%, 12/25/2034	98	111
Series 2005-5, Class CK, 5.00%, 1/25/2035	49	53
Series 2005-29, Class WC, 4.75%, 4/25/2035	33	34
Series 2005-23, Class TG, 5.00%, 4/25/2035	2	2
Series 2005-68, Class BC, 5.25%, 6/25/2035	15	15
Series 2009-22, Class EG, 5.00%, 7/25/2035	13	13
Series 2005-58, Class EP, 5.50%, 7/25/2035	32	34
Series 2013-133, Class NA, 3.00%, 5/25/2036	200	201
Series 2009-71, Class JT, 6.00%, 6/25/2036	255	285
Series 2009-19, Class TD, 5.00%, 8/25/2036	120	133
Series 2009-19, Class PW, 4.50%, 10/25/2036	182	192
Series 2007-13, Class H, 5.50%, 3/25/2037	31	34
Series 2007-30, Class MB, 4.25%, 4/25/2037	369	386
Series 2009-50, Class PT, 5.87%, 5/25/2037 (m)	34	38
Series 2007-65, Class KI, IF, IO, 4.13%, 7/25/2037 (m)	14	2
Series 2007-61, Class PE, 5.50%, 7/25/2037	311	342
Series 2007-84, Class P, 5.00%, 8/25/2037	127	135
Series 2009-86, Class OT, PO, 10/25/2037	39	35
Series 2013-83, Class CA, 3.50%, 10/25/2037	110	111
Series 2011-22, Class MA, 6.50%, 4/25/2038	40	41
Series 2008-61, Class GB, 5.50%, 7/25/2038	79	85
Series 2011-111, Class EA, 5.00%, 12/25/2038	10	10
Series 2009-37, Class KI, IF, IO, 3.51%, 6/25/2039 (m)	9	1
Series 2009-73, Class HJ, 6.00%, 9/25/2039	189	210
Series 2014-67, Class GA, 3.00%, 10/25/2039	184	185
Series 2010-9, Class PE, 4.50%, 10/25/2039	72	76
Series 2009-80, Class KH, 5.00%, 10/25/2039	226	247
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	13	2
Series 2009-112, Class ST, IF, IO, 3.76%, 1/25/2040 (m)	50	7
Series 2010-35, Class SB, IF, IO, 3.93%, 4/25/2040 (m)	20	3
Series 2010-64, Class DM, 5.00%, 6/25/2040	80	85
Series 2010-85, Class NJ, 4.50%, 8/25/2040	156	166
Series 2010-103, Class PJ, 4.50%, 9/25/2040	200	218
Series 2010-137, Class XP, 4.50%, 10/25/2040	281	296
Series 2010-141, Class AL, 4.00%, 12/25/2040	234	245
Series 2011-113, Class MC, 4.00%, 12/25/2040	163	166

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2014-2, Class PX, 4.50%, 1/25/2041	200	222
Series 2011-53, Class DT, 4.50%, 6/25/2041	225	240
Series 2012-29, Class PA, 4.00%, 7/25/2041	138	141
Series 2012-137, Class CF, 2.79%, 8/25/2041 (m)	69	69
Series 2012-16, Class GC, 2.50%, 11/25/2041	916	903
Series 2011-114, Class B, 3.50%, 11/25/2041	260	269
Series 2011-112, Class PB, 4.00%, 11/25/2041	325	346
Series 2012-20, Class TD, 4.50%, 2/25/2042	149	158
Series 2012-50, Class HB, 4.00%, 3/25/2042	99	103
Series 2012-83, Class TN, 5.00%, 8/25/2042	139	150
Series 2012-136, Class DL, 3.50%, 12/25/2042	200	208
Series 2013-31, Class NC, 3.00%, 4/25/2043	215	214
Series 2016-59, Class CA, 3.50%, 9/25/2043	438	446
Series 2013-104, Class CY, 5.00%, 10/25/2043	328	372
Series 2017-14, Class DA, 3.00%, 2/25/2045	441	442
Series 2016-95, Class UH, 3.50%, 2/25/2045	829	852
Series 2016-5, Class KB, 2.50%, 2/25/2046	310	278
Series 2016-25, Class FL, 2.99%, 5/25/2046 (m)	655	656
Series 2016-64, Class FA, 2.99%, 9/25/2046 (m)	534	535
Series 2011-85, Class KP, 7.00%, 9/25/2051	95	111
Series 2017-41, Class ME, 3.00%, 5/25/2053	4,547	4,588
FNMA STRIPS Series 293, Class 1, PO, 12/25/2024	11	10
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 4.84%, 1/25/2031 (m)	750	753
Series 2018-C06, Class 1M2, 4.49%, 3/25/2031 (m)	625	620
Fremont Home Loan Trust Series 2004-A, Class M1, 3.31%, 1/25/2034 ‡ (m)	847	838
GNMA
Series 2002-22, Class CD, 6.50%, 5/17/2031	68	68
Series 2003-62, Class BG, 5.00%, 7/20/2033	67	73
Series 2003-65, Class AL, 5.50%, 8/20/2033	358	400
Series 2003-66, Class HD, 5.50%, 8/20/2033	98	108
Series 2004-16, Class AE, 5.50%, 2/20/2034	376	418
Series 2004-16, Class EC, 5.50%, 2/20/2034	145	165
Series 2005-13, Class AE, 5.00%, 9/20/2034	55	57
Series 2005-11, Class PL, 5.00%, 2/20/2035	203	222
Series 2005-13, Class BG, 5.00%, 2/20/2035	176	196
Series 2005-48, Class CY, 5.00%, 6/20/2035	130	143
Series 2006-1, Class LE, 5.50%, 6/20/2035	80	88
Series 2005-54, Class JE, 5.00%, 7/20/2035	238	262
Series 2006-50, Class JD, 5.00%, 9/20/2036	260	298
Series 2006-69, Class MB, 5.50%, 12/20/2036	129	138
Series 2008-20, Class HC, 5.75%, 6/16/2037	123	128
Series 2007-35, Class NE, 6.00%, 6/16/2037	130	151
Series 2007-33, Class LE, 5.50%, 6/20/2037	85	94
Series 2007-79, Class BL, 5.75%, 8/20/2037	98	108
Series 2009-106, Class ST, IF, IO, 3.51%, 2/20/2038 (m)	102	15
Series 2008-23, Class YA, 5.25%, 3/20/2038	25	28
Series 2008-26, Class JP, 5.25%, 3/20/2038	77	84
Series 2008-33, Class PB, 5.50%, 4/20/2038	130	143
Series 2008-68, Class PQ, 5.50%, 4/20/2038	12	12
Series 2008-62, Class SA, IF, IO, 3.66%, 7/20/2038 (m)	21	3
Series 2008-63, Class PE, 5.50%, 7/20/2038	234	261
Series 2008-58, Class ZT, 6.50%, 7/20/2038	122	153
Series 2008-76, Class US, IF, IO, 3.41%, 9/20/2038 (m)	36	5
Series 2008-76, Class PD, 5.75%, 9/20/2038	168	190
Series 2011-97, Class WA, 6.13%, 11/20/2038 (m)	43	48
Series 2008-95, Class DS, IF, IO, 4.81%, 12/20/2038 (m)	53	7
Series 2009-42, Class CD, 5.00%, 6/20/2039	273	302

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2009-72, Class SM, IF, IO, 3.77%, 8/16/2039 (m)	35		5
Series 2010-158, Class EP, 4.50%, 12/16/2040	205		220
Series 2010-157, Class OP, PO, 12/20/2040	73		61
Series 2017-162, Class PL, 3.00%, 10/20/2047	590		545
Series 2015-H20, Class FA, 2.98%, 8/20/2065 (m)	170		170
Series 2015-H26, Class FG, 3.03%, 10/20/2065 (m)	412		412
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	15		15
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	5		4
HOF FRN 1/25/2059	250		250
HOF Sokn (Norway) 1/25/2059	250		250
Impac CMB Trust
Series 2004-9, Class 1A1, 3.25%, 1/25/2035 (m)	535		531
Series 2005-5, Class A4, 3.25%, 8/25/2035 (m)	362		328
Series 2005-8, Class 1AM, 3.19%, 2/25/2036 (m)	739		703
Series 2007-A, Class M3, 4.74%, 5/25/2037 ‡ (e) (m)	677		644
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033 (m)	32		33
Series 2007-A1, Class 5A5, 4.69%, 7/25/2035 (m)	22		22
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (e) (j)	510		511
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A2, 4.46%, 4/25/2034 (m)	204		204
MASTR Alternative Loan Trust
Series 2004-5, Class 5A1, 4.75%, 6/25/2019	–	(a)	–	(a)
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	200		205
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	316		296
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	–	(a)	–	(a)
Series 2003-11, Class 8A1, 5.50%, 12/25/2033	9		9
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 3.13%, 10/25/2028 (m)	18		18
Series 2004-B, Class A1, 2.99%, 5/25/2029 (m)	25		25
Series 2005-A5, Class A9, 3.98%, 6/25/2035 (m)	117		117
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034 (m)	35		37
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	2		2
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1
Provident Funding Mortgage Loan Trust Series 2005-2, Class 2A1A, 4.31%, 10/25/2035 (m)	44		44
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (e) (j)	882		889
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	59		57
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	442		358
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (e)	34		34
Sequoia Mortgage Trust
Series 2004-11, Class A1, 3.08%, 12/20/2034 (m)	40		40
Series 2007-3, Class 1A1, 2.69%, 7/20/2036 (m)	308		295
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 3.18%, 1/19/2034 (m)	19		19
Series 2005-AR2, Class 2A1, 2.95%, 5/25/2045 (m)	110		107
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.45%, 12/25/2033 (m)	7		7
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 4.07%, 12/25/2044 (m)	32		32
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (e) (j)	1,040		1,043
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	388		421
Verus Securitization Trust
Series 2019-INV1, Class M1, 4.03%, 12/25/2059 (e) (m)	100		100
Series 2019-INV1, Class B1, 4.99%, 12/25/2059 (e)	100		100
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 1A6, 4.35%, 9/25/2033 (m)	14		14
Series 2005-AR3, Class A1, 4.47%, 3/25/2035 (m)	303		299

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2005-AR10, Class 1A4, 4.12%, 9/25/2035 (m)	326	327
Series 2007-HY3, Class 3A3, 3.96%, 3/25/2037 (m)	457	438
Series 2005-AR8, Class 2AB2, 3.33%, 7/25/2045 (m)	1,302	1,303
Series 2006-AR17, Class 1A1A, 3.14%, 12/25/2046 (m)	524	517
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.61%, 8/25/2034 (m)	208	211
Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (m)	56	57
Series 2004-EE, Class 3A1, 4.66%, 12/25/2034 (m)	7	7
Series 2006-AR2, Class 2A3, 4.95%, 3/25/2036 (m)	41	42

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,670)		68,510

ASSET-BACKED SECURITIES — 5.3%
ABFC Trust Series 2003-OPT1, Class M1, 3.52%, 2/25/2033 ‡ (m)	628	625
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (e)	609	611
Series 2019-1, Class B, 4.47%, 10/20/2022 (e)	445	450
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 4.36%, 4/25/2034 (m)	432	407
Series 2004-HE3, Class M3, 3.57%, 11/25/2034 ‡ (m)	148	147
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (e)	27	27
Series 2017-1, Class AA, 3.30%, 1/15/2030 (e)	138	135
Ally Auto Receivables Trust
Series 2017-2, Class A3, 1.78%, 8/16/2021	184	183
Series 2017-3, Class A3, 1.74%, 9/15/2021	184	184
Series 2018-1, Class A3, 2.35%, 6/15/2022	200	199
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	9	9
Series 2013-2, Class A, 4.95%, 1/15/2023	102	106
Series 2017-1, Class AA, 3.65%, 2/15/2029	45	45
American Credit Acceptance Receivables Trust
Series 2018-1, Class A, 2.72%, 3/10/2021 (e)	19	19
Series 2017-2, Class E, 5.52%, 3/12/2024 (e)	130	133
Series 2018-1, Class D, 3.93%, 4/10/2024 (e)	805	812
Series 2018-4, Class C, 3.97%, 1/13/2025 (e)	855	866
Series 2019-1, Class C, 3.50%, 4/14/2025 (e)	1,085	1,091
Series 2019-1, Class D, 3.81%, 4/14/2025 (e)	690	696
Series 2019-1, Class E, 4.84%, 4/14/2025 (e)	445	450
Series 2019-1, Class F, 6.06%, 12/12/2025 (e)	500	505
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	39	39
Series 2017-2, Class A3, 1.98%, 12/20/2021	68	67
Series 2017-3, Class A3, 1.90%, 3/18/2022	91	90
Series 2017-4, Class A3, 2.04%, 7/18/2022	117	116
Series 2018-1, Class A3, 3.07%, 12/19/2022	115	116
Series 2019-1, Class C, 3.36%, 2/18/2025	165	167
Series 2019-1, Class D, 3.62%, 3/18/2025	210	213
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-2, Class M3, 5.14%, 8/25/2032 ‡ (m)	268	265
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities Series 2004-R1, Class M1, 3.28%, 2/25/2034 ‡ (m)	205	205
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 3.31%, 2/25/2034 ‡ (m)	82	79
Series 2004-W1, Class M3, 4.66%, 3/25/2034 ‡ (m)	459	447
Series 2004-W7, Class M9, 4.60%, 5/25/2034 ‡ (e) (m)	241	212
Series 2004-W6, Class M4, 5.34%, 5/25/2034 ‡ (m)	609	609
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (e)	64	64
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M1, 3.46%, 12/15/2033 ‡ (m)	1,735	1,736
Series 2004-HE1, Class M1, 3.53%, 1/15/2034 ‡ (m)	443	441

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	19	19
Bear Stearns Asset-Backed Securities Trust Series 2004-2, Class M1, 3.69%, 8/25/2034 ‡ (m)	314	306
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	117	117
Series 2017-2, Class A3, 2.07%, 10/20/2020	95	95
Series 2018-1, Class A3, 3.26%, 7/20/2021	20	20
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (e)	118	120
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (e)	225	226
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	62	62
CarMax Auto Owner Trust
Series 2017-1, Class A3, 1.98%, 11/15/2021	190	190
Series 2017-3, Class A3, 1.97%, 4/15/2022	124	123
Series 2017-4, Class A3, 2.11%, 10/17/2022	91	90
Series 2018-1, Class A3, 2.48%, 11/15/2022	219	219
Series 2018-2, Class A3, 2.98%, 1/17/2023	45	45
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 3.84%, 8/25/2033 (m)	210	210
Series 2003-HE3, Class M2, 5.11%, 11/25/2033 ‡ (m)	4	4
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 3.99%, 6/25/2034 ‡ (m)	268	267
CHEC Loan Trust Series 2004-2, Class M3, 3.74%, 4/25/2034 ‡ (m)	220	218
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (e)	935	941
Series 2019-1A, Class C, 3.82%, 8/15/2024 (e)	225	227
Citi Financial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (j)	1,172	1,199
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	221	220
Series 2017-B, Class A3, 1.86%, 9/15/2022	113	112
Series 2017-C, Class A3, 2.08%, 2/15/2023	150	149
Conn’s Receivables Funding LLC Series 2018-A, Class C, 6.02%, 1/15/2023 (e)	676	681
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	68	72
Countrywide Asset-Backed Certificates
Series 2003-BC6, Class M2, 4.21%, 10/25/2033 ‡ (m)	36	36
Series 2004-BC1, Class M3, 4.59%, 10/25/2033 ‡ (m)	20	20
Series 2005-12, Class M2, 2.98%, 2/25/2036 ‡ (m)	750	747
CPS Auto Receivables Trust Series 2018-D, Class A, 3.06%, 1/17/2022 (e)	76	76
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027 (e)	250	252
Series 2019-1A, Class B, 3.75%, 4/17/2028 (e)	865	874
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB5, Class M2, 4.92%, 11/25/2033 ‡ (m)	195	190
Series 2004-CB6, Class M3, 4.59%, 12/25/2033 ‡ (m)	222	219
Series 2004-CB4, Class A5, 4.58%, 5/25/2035 (j)	606	607
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-5, Class MF2, 5.14%, 11/25/2033 ‡ (m)	190	189
Series 2004-5, Class M3, 4.21%, 7/25/2034 ‡ (m)	329	329
Series 2004-6, Class M2, 3.46%, 10/25/2034 ‡ (m)	256	254
Dell Equipment Finance Trust Series 2017-1, Class A3, 2.14%, 4/22/2022 (e)	49	49
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	6	7
Series 2010-2, Class A, 4.95%, 5/23/2019	2	2
Drive Auto Receivables Trust
Series 2017-3, Class B, 2.30%, 5/17/2021	12	12
Series 2019-2, Class C, 3.42%, 6/16/2025	980	986
Series 2019-2, Class D, 3.69%, 8/17/2026	1,105	1,114
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (e)	370	370
DT Auto Owner Trust Series 2017-3A, Class B, 2.40%, 5/17/2021 (e)	25	25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-1A, Class A, 2.59%, 5/17/2021 (e)	61	61
Series 2018-2A, Class A, 2.84%, 9/15/2021 (e)	85	85
Series 2018-3A, Class A, 3.02%, 2/15/2022 (e)	150	150
Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	85	85
Series 2019-1A, Class D, 3.87%, 11/15/2024 (e)	245	247
Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)	220	225
Series 2019-1A, Class E, 4.94%, 2/17/2026 (e)	265	268
Equity One Mortgage Pass-Through Trust Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (m)	707	720
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.21%, 5/17/2021 (e)	41	41
Series 2018-1A, Class D, 3.53%, 11/15/2023 (e)	635	640
Series 2019-1A, Class E, 5.20%, 1/15/2026 (e)	230	236
First Franklin Mortgage Loan Trust Series 2006-FF8, Class IIA3, 2.64%, 7/25/2036 ‡ (m)	119	119
First Investors Auto Owner Trust Series 2017-2A, Class A2, 2.27%, 7/15/2022 (e)	107	106
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	39	39
Series 2018-2, Class A, 2.97%, 10/17/2022 (e)	87	87
Series 2017-2, Class B, 2.57%, 4/15/2023 (e)	80	80
Ford Credit Auto Lease Trust
Series 2017-A, Class A3, 1.88%, 4/15/2020	66	66
Series 2017-B, Class A3, 2.03%, 12/15/2020	92	92
Ford Credit Auto Owner Trust Series 2017-A, Class A3, 1.67%, 6/15/2021	110	110
FREED ABS Trust Series 2018-2, Class B, 4.61%, 10/20/2025 (e)	305	311
Fremont Home Loan Trust Series 2003-B, Class M2, 4.92%, 12/25/2033 ‡ (m)	22	22
GLS Auto Receivables Trust Series 2018-1A, Class B, 3.52%, 8/15/2023 (e)	350	350
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	107	106
Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40
Series 2018-1, Class A4, 2.68%, 12/20/2021	151	151
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	107	106
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	108	108
GSAMP Trust Series 2004-NC2, Class B2, 5.86%, 10/25/2034 ‡ (e) (m)	527	408
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (e)	170	174
Home Equity Asset Trust
Series 2002-1, Class M2, 4.39%, 11/25/2032 ‡ (m)	323	316
Series 2004-3, Class M1, 3.34%, 8/25/2034 ‡ (m)	377	373
Series 2004-6, Class M2, 3.39%, 12/25/2034 ‡ (m)	91	90
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M3, 3.69%, 11/25/2034 ‡ (m)	231	229
Honda Auto Receivables Owner Trust
Series 2016-3, Class A3, 1.16%, 5/18/2020	38	37
Series 2017-3, Class A3, 1.79%, 9/20/2021	60	60
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4, 3.20%, 6/15/2022 (e)	127	128
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	145	144
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	198
John Deere Owner Trust Series 2017-B, Class A3, 1.82%, 10/15/2021	71	71
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 3.05%, 7/25/2031 ‡ (m)	281	285
Series 2003-4, Class M2, 5.11%, 8/25/2033 ‡ (m)	53	54
MASTR Asset-Backed Securities Trust Series 2004-OPT1, Class M2, 4.14%, 2/25/2034 ‡ (m)	61	61
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	184	184
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.46%, 7/25/2034 (m)	72	70
Series 2004-HE1, Class M2, 4.74%, 4/25/2035 ‡ (m)	240	225

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2005-NC1, Class M2, 3.57%, 10/25/2035 ‡ (m)	393	389
Series 2005-FM1, Class M1, 3.21%, 5/25/2036 (m)	282	278
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (e) (j)	281	278
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC2, Class M2, 4.29%, 12/25/2033 ‡ (m)	89	89
Series 2005-HE1, Class M3, 3.27%, 12/25/2034 ‡ (m)	310	297
Series 2005-HE1, Class M4, 3.57%, 12/25/2034 ‡ (m)	180	168
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.08%, 11/25/2033 (j)	208	209
Series 2004-4, Class M1, 3.25%, 2/25/2035 ‡ (m)	536	530
Series 2005-1, Class M1, 3.16%, 3/25/2035 ‡ (m)	223	223
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022 (e)	141	141
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	111	111
Series 2017-B, Class A3, 2.05%, 9/15/2020	114	113
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3, 1.37%, 5/15/2020	5	5
Series 2017-C, Class A3, 2.12%, 4/18/2022	139	138
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 5.26%, 9/25/2033 ‡ (m)	383	381
Series 2003-3, Class M1, 3.61%, 12/25/2033 ‡ (m)	127	127
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (e)	1,190	1,210
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 3.51%, 7/25/2033 ‡ (m)	565	556
Option One Mortgage Loan Trust Series 2004-2, Class M2, 4.06%, 5/25/2034 ‡ (m)	626	583
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 4.14%, 12/25/2034 ‡ (m)	1,225	1,234
Series 2005-WCH1, Class M4, 3.73%, 1/25/2036 ‡ (m)	500	500
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.84%, 4/25/2023 (e) (m)	100	100
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 5.34%, 2/25/2023 (e) (m)	510	511
Prestige Auto Receivables Trust Series 2017-1A, Class D, 3.61%, 10/16/2023 (e)	230	231
Pretium Mortgage Credit Partners I LLC Series 2018-NPL2, Class A1, 3.70%, 3/27/2033 ‡ (e) (j)	549	548
RAMP Trust
Series 2005-RS6, Class M4, 3.46%, 6/25/2035 ‡ (m)	500	504
Series 2006-RZ3, Class M1, 2.84%, 8/25/2036 ‡ (m)	1,000	990
Renaissance Home Equity Loan Trust Series 2003-2, Class M1, 3.72%, 8/25/2033 ‡ (m)	1,056	1,042
Santander Drive Auto Receivables Trust
Series 2018-1, Class A3, 2.32%, 8/16/2021	130	130
Series 2019-1, Class C, 3.42%, 4/15/2025	374	377
Series 2019-1, Class D, 3.65%, 4/15/2025	710	718
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (j)	70	57
Series 2003-1, Class AF6, 4.67%, 6/25/2033 (j)	4	4
Series 2003-2, Class M2, 5.11%, 6/25/2033 ‡ (m)	139	141
Series 2003-3, Class M1, 3.46%, 12/25/2033 ‡ (m)	419	405
Series 2004-2, Class MV2, 4.29%, 8/25/2035 ‡ (m)	333	335
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	21	21
SoFi Professional Loan Program LLC Series 2017-B, Class A1FX, 1.83%, 5/25/2040 (e)	15	15
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 3.39%, 11/25/2034 ‡ (m)	289	284
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	58	57
Structured Asset Investment Loan Trust
Series 2003-BC3, Class M1, 3.91%, 4/25/2033 ‡ (m)	27	28
Series 2003-BC11, Class M1, 3.46%, 10/25/2033 ‡ (m)	216	216
Series 2004-6, Class M2, 4.44%, 7/25/2034 ‡ (m)	22	22
Series 2004-7, Class M1, 3.54%, 8/25/2034 ‡ (m)	50	49
Series 2004-7, Class M2, 3.61%, 8/25/2034 ‡ (m)	234	227

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series 2004-8, Class M2, 3.42%, 9/25/2034 ‡ (m)		257	254
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 2.76%, 5/25/2031 ‡ (e) (m)		115	84
Toyota Auto Receivables Owner Trust Series 2017-A, Class A3, 1.73%, 2/16/2021		38	37
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028		92	88
Series 2018-1, Class AA, 3.50%, 3/1/2030		168	166
Series 2018-1, Class A, 3.70%, 3/1/2030		158	154
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049 (e) (j)		710	712
Voya CLO Ltd. (Cayman Islands)
Series 2019-1A, Class A, 3.81%, 4/15/2029 (e) (m)		418	418
Series 2019-1A, Class D, 5.94%, 4/15/2029 ‡ (e) (m)		365	365
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class M8A, 6.99%, 10/25/2034 ‡ (e) (m)		194	180
Westlake Automobile Receivables Trust
Series 2017-2A, Class A2A, 1.80%, 7/15/2020 (e)		9	9
Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (e)		151	151
Series 2018-1A, Class D, 3.41%, 5/15/2023 (e)		205	206
Series 2018-3A, Class D, 4.00%, 10/16/2023 (e)		1,710	1,737
Series 2019-1A, Class C, 3.45%, 3/15/2024 (e)		540	543
Series 2019-1A, Class D, 3.67%, 3/15/2024 (e)		2,025	2,040
Series 2019-1A, Class E, 4.49%, 7/15/2024 (e)		505	509
Series 2018-3A, Class F, 6.02%, 2/18/2025 (e)		1,000	1,020
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024		224	222
Series 2018-A, Class A, 3.07%, 12/16/2024		496	499
World Omni Auto Receivables Trust
Series 2015-B, Class A3, 1.49%, 12/15/2020		4	4
Series 2017-B, Class A3, 1.95%, 2/15/2023		104	103
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/2020		175	175
Series 2018-A, Class A3, 2.83%, 7/15/2021		178	178

TOTAL ASSET-BACKED SECURITIES (Cost $55,857)			57,040

CONVERTIBLE BONDS — 3.7%
Aerospace & Defense — 0.1%
Airbus SE (France) Series AIR, Zero Coupon, 7/1/2022 (b)	EUR	600	847
MTU Aero Engines AG (Germany) Series MTX, 0.13%, 5/17/2023 (b)	EUR	100	186
Safran SA (France) Series SAF, Zero Coupon, 6/21/2023 (b)	EUR	317	547

			1,580

Airlines — 0.1%
ANA Holdings, Inc. (Japan) Zero Coupon, 9/19/2024 (b)	JPY	60,000	554

Banks — 0.1%
BofA Finance LLC 0.25%, 5/1/2023		843	814

Beverages — 0.1%
Remy Cointreau SA (France) 0.13%, 9/7/2026 (b)	EUR	443	690

Biotechnology — 0.1%
Exact Sciences Corp.
1.00%, 1/15/2025		200	273
0.38%, 3/15/2027		269	274

			547

Capital Markets — 0.1%
Aabar Investments PJSC (United Arab Emirates) 0.50%, 3/27/2020 (b)	EUR	500	541
SBI Holdings, Inc. (Japan) Zero Coupon, 9/13/2023 (b)	JPY	60,000	570

			1,111

Chemicals — 0.1%
Sika AG (Switzerland)
3.75%, 1/30/2022 (b)	CHF	400	432
0.15%, 6/5/2025 (b)	CHF	380	398

			830

Commercial Services & Supplies — 0.0% (d)
China Conch Venture Holdings International Ltd. (China) Zero Coupon, 9/5/2023 (b)	HKD	4,000	518

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Construction & Engineering — 0.1%
China Railway Construction Corp. Ltd. (China) Zero Coupon, 1/29/2021 (b)		500	564
Dycom Industries, Inc. 0.75%, 9/15/2021		439	404

			968

Diversified Financial Services — 0.1%
Volcan Holdings plc (Cyprus) 4.13%, 4/11/2020 (b)	GBP	400	809

Electronic Equipment, Instruments & Components — 0.0% (d)
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (e)		578	538

Energy Equipment & Services — 0.2%
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		517	399
Nabors Industries, Inc. 0.75%, 1/15/2024		569	405
TechnipFMC plc (United Kingdom) 0.88%, 1/25/2021 (b)	EUR	600	707
Transocean, Inc. 0.50%, 1/30/2023		361	403

			1,914

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		935	1,078

Health Care Equipment & Supplies — 0.0% (d)
NuVasive, Inc. 2.25%, 3/15/2021		243	270

Health Care Providers & Services — 0.1%
Anthem, Inc. 2.75%, 10/15/2042		69	274
Fresenius SE & Co. KGaA (Germany) Series FRE, Zero Coupon, 9/24/2019 (b)	EUR	300	358

			632

Hotels, Restaurants & Leisure — 0.0% (d)
Caesars Entertainment Corp. 5.00%, 10/1/2024		186	265

Household Durables — 0.1%
Harvest International Co. (China) Zero Coupon, 11/21/2022 (b)	HKD	6,000	775
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	76,000	802

			1,577

Interactive Media & Services — 0.1%
Momo, Inc. (China) 1.25%, 7/1/2025 (e)		425	409
Twitter, Inc. 0.25%, 6/15/2024 (e)		292	270
Weibo Corp. (China) 1.25%, 11/15/2022 (e)		590	545

			1,224

Internet & Direct Marketing Retail — 0.3%
Booking Holdings, Inc.
0.35%, 6/15/2020		803	1,086
0.90%, 9/15/2021		736	812
Ctrip.com International Ltd. (China) 1.99%, 7/1/2025		963	1,087
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (e)		250	367
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (e)		360	350

			3,702

IT Services — 0.1%
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (e)		502	541
Square, Inc. 0.50%, 5/15/2023 (e)		225	271
Twilio, Inc. 0.25%, 6/1/2023 (e)		217	413

			1,225

Life Sciences Tools & Services — 0.1%
Illumina, Inc.
0.50%, 6/15/2021		302	408
Zero Coupon, 8/15/2023 (e)		383	408

			816

Machinery — 0.1%
CRRC Corp. Ltd. (China) Zero Coupon, 2/5/2021 (b)		500	524
Fortive Corp. 0.88%, 2/15/2022 (e)		773	812

			1,336

Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026		387	329
Liberty Interactive LLC 1.75%, 9/30/2046 (e)		463	532
Liberty Media Corp. 1.38%, 10/15/2023		360	404

			1,265

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) Zero Coupon, 3/27/2025 (b)		600	545

Oil, Gas & Consumable Fuels — 0.2%
Capital Markets plc (United Kingdom) Series BP, 1.00%, 4/28/2023 (b)	GBP	200	341
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022		565	539
RAG-Stiftung (Germany) Zero Coupon, 2/18/2021 (b)	EUR	500	566
TOTAL SA (France) Series FP, 0.50%, 12/2/2022 (b)		600	633

			2,079

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)		Value (000)
Pharmaceuticals — 0.0% (d)
Bayer AG (Germany) Series 1COV, 0.05%, 6/15/2020 (b)	EUR	200		223

Real Estate Management & Development — 0.2%
CapitaLand Ltd. (Singapore) 1.85%, 6/19/2020 (b)	SGD	250		183
China Overseas Finance Investment Cayman V Ltd. (Hong Kong) Zero Coupon, 1/5/2023 (b)		400		438
Deutsche Wohnen AG (Germany) Series DWNI, 0.33%, 7/26/2024 (b)	EUR	900		1,109

				1,730

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		168		549
Microchip Technology, Inc. 1.63%, 2/15/2027		1,497		1,643
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019		528		541
ON Semiconductor Corp. 1.63%, 10/15/2023		440		542
Semiconductor Manufacturing International Corp. (China) Zero Coupon, 7/7/2022 (b)		250		264
Silicon Laboratories, Inc. 1.38%, 3/1/2022		251		272
STMicroelectronics NV (Switzerland) Series A, Zero Coupon, 7/3/2022 (b)		800		829

				4,640

Software — 0.2%
New Relic, Inc. 0.50%, 5/1/2023 (e)		386		433
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (e)		638		706
ServiceNow, Inc. Zero Coupon, 6/1/2022		177		328
Splunk, Inc. 0.50%, 9/15/2023 (e)		506		547
Workday, Inc. 0.25%, 10/1/2022		289		408

				2,422

Specialty Retail — 0.0% (d)
Zhongsheng Group Holdings Ltd. (China) Zero Coupon, 5/23/2023 (b)	HKD	3,000		374

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany) Series ADS, 0.05%, 9/12/2023 (b)	EUR	1,000		1,200
LVMH Moet Hennessy Louis Vuitton SE (France) Series MCFP, Zero Coupon, 2/16/2021 (b)		210		822

				2,022

Transportation Infrastructure — 0.2%
DP World plc (United Arab Emirates) 1.75%, 6/19/2024 (b)		600		580
Shanghai Port Group BVI Holding Co. Ltd. (China) Zero Coupon, 8/9/2021 (b)		1,070		1,077

				1,657

TOTAL CONVERTIBLE BONDS (Cost $40,072)				39,955

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
2.75%, 8/15/2042		2,925		2,919
2.75%, 11/15/2042		3,000		2,991
U.S. Treasury Notes 2.00%, 1/31/2020 (n)		10,492		10,458

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,052)				16,368

MORTGAGE-BACKED SECURITIES — 1.4%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G13603, 5.50%, 2/1/2024		9		9
Pool # G16255, 2.50%, 7/1/2032		1,674		1,668
Pool # V61825, 3.00%, 11/1/2032		477		483
Pool # G16407, 2.50%, 1/1/2033		1,677		1,672
Pool # G18691, 3.00%, 6/1/2033		210		212
FHLMC Gold Pools, 30 Year, Single Family
Pool # C00401, 8.00%, 4/1/2025		1		1
Pool # C80313, 8.00%, 5/1/2025		–	(a)	–	(a)
Pool # D69343, 7.00%, 2/1/2026		2		2
Pool # C00460, 7.50%, 5/1/2026		2		2
Pool # C00472, 8.50%, 7/1/2026		3		3
Pool # C00542, 7.50%, 8/1/2027		2		2
Pool # A51176, 6.00%, 8/1/2036		58		63

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # A57681, 6.00%, 12/1/2036	6		6
Pool # G05405, 5.50%, 2/1/2039	67		73
Pool # G06493, 4.50%, 5/1/2041	122		130
FNMA, 15 Year, Single Family
Pool # 725414, 4.50%, 5/1/2019	–	(a)	–	(a)
Pool # 745048, 5.00%, 10/1/2019	–	(a)	–	(a)
Pool # 735208, 6.00%, 10/1/2019	–	(a)	–	(a)
Pool # 995381, 6.00%, 1/1/2024	12		13
FNMA, 20 Year, Single Family
Pool # 929142, 5.50%, 2/1/2028	44		46
Pool # BM3923, 3.50%, 3/1/2038	756		774
FNMA, 30 Year, Single Family
Pool # 124555, 8.00%, 11/1/2022	5		5
Pool # 250085, 8.00%, 6/1/2024	1		1
Pool # 250114, 9.00%, 8/1/2024	5		5
Pool # 337115, 6.50%, 2/1/2026	2		3
Pool # 346269, 7.00%, 5/1/2026	5		5
Pool # AL0045, 6.00%, 12/1/2032	25		28
Pool # 702901, 6.00%, 5/1/2033	44		50
Pool # 729379, 6.00%, 8/1/2033	4		4
Pool # 735503, 6.00%, 4/1/2035	31		34
Pool # 888460, 6.50%, 10/1/2036	45		52
Pool # 888890, 6.50%, 10/1/2037	9		11
Pool # 949320, 7.00%, 10/1/2037	4		4
Pool # 995149, 6.50%, 10/1/2038	38		44
Pool # 994410, 7.00%, 11/1/2038	21		25
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	96		97
Pool # AM3165, 3.05%, 10/1/2020	137		138
Pool # 465973, 3.59%, 10/1/2020	89		90
Pool # 465721, 4.04%, 10/1/2020	400		408
Pool # 466430, 3.37%, 11/1/2020	188		191
Pool # 466854, 3.70%, 12/1/2020	127		130
Pool # 467757, 4.33%, 4/1/2021	264		271
Pool # 468066, 4.30%, 6/1/2021	457		472
Pool # 469384, 3.11%, 10/1/2021	91		93
Pool # 469873, 3.03%, 12/1/2021	86		87
Pool # AL2044, 3.82%, 5/1/2022	135		139
Pool # 471580, 2.84%, 6/1/2022	218		220
Pool # 471513, 2.90%, 6/1/2022	87		88
Pool # AM2285, 2.41%, 1/1/2023	222		221
Pool # AM2697, 2.53%, 3/1/2023	177		178
Pool # AL3594, 2.71%, 4/1/2023	172		173
Pool # AM3301, 2.35%, 5/1/2023	176		175
Pool # AM8529, 3.03%, 4/1/2027	350		355
Pool # AN5182, 3.39%, 4/1/2027	351		365
Pool # AN0502, 3.35%, 1/1/2028	294		304
Pool # AN2069, 2.35%, 8/1/2028	270		260
Pool # AM6756, 3.57%, 10/1/2029	278		292
Pool # AM6760, 3.57%, 10/1/2029	278		292
Pool # AN7845, 3.08%, 12/1/2029	550		552
Pool # AN8281, 3.19%, 2/1/2030	190		192
Pool # AN8572, 3.55%, 4/1/2030	200		208
Pool # AN3747, 2.87%, 2/1/2032	290		278
Pool # AN6122, 3.06%, 8/1/2032	520		509
Pool # AN8095, 3.24%, 1/1/2033	430		429
GNMA I, 30 Year, Single Family
Pool # 323423, 8.50%, 6/15/2022	7		7
Pool # 780708, 8.50%, 12/15/2022	2		2
Pool # 376038, 8.00%, 4/15/2024	3		3

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # 401860, 7.50%, 6/15/2025	8	8
Pool # 413007, 7.00%, 8/15/2025	7	7
Pool # 416192, 6.50%, 4/15/2026	2	2
Pool # 424185, 6.50%, 4/15/2026	8	9
Pool # 375344, 7.00%, 5/15/2026	24	24
Pool # 451932, 8.00%, 9/15/2027	8	9
Pool # 430634, 6.50%, 3/15/2028	7	8
GNMA II, 30 Year, Single Family
Pool # 2083, 8.50%, 9/20/2025	5	5
Pool # 2619, 8.00%, 7/20/2028	2	2
Pool # MA5597, 5.00%, 11/20/2048	2,450	2,567

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,022)		15,290

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (e)	100	102
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 3.80%, 3/15/2037 ‡ (e) (m)	500	499
DBGS Mortgage Trust Series 2018-5BP, Class B, 3.31%, 6/15/2033 ‡ (e) (m)	750	738
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	27	27
Series KF12, Class A, 3.19%, 9/25/2022 (m)	88	88
Series KJ11, Class A2, 2.93%, 1/25/2023	217	221
Series K038, Class A2, 3.39%, 3/25/2024	129	133
Series K049, Class A2, 3.01%, 7/25/2025	250	254
Series K066, Class A2, 3.12%, 6/25/2027	218	222
Series K072, Class A2, 3.44%, 12/25/2027	118	123
Series K075, Class X3, IO, 2.13%, 5/25/2028 (m)	2,250	350
Series K086, Class X1, IO, 0.24%, 11/25/2028 (m)	12,363	282
Series K068, Class X3, IO, 2.06%, 10/25/2044 (m)	5,100	733
Series K729, Class X3, IO, 1.97%, 11/25/2044 (m)	4,530	440
Series K088, Class X3, IO, 2.42%, 2/25/2047 (m)	3,610	670
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	163	161
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (m)	100	101
Series 2016-M4, Class X2, IO, 2.60%, 1/25/2039 (m)	3,659	323
FREMF Mortgage Trust
Series 2017-KF40, Class B, 5.19%, 11/25/2027 (e) (m)	652	659
Series 2015-K44, Class B, 3.68%, 1/25/2048 (e) (m)	200	202
Series 2016-K722, Class B, 3.84%, 7/25/2049 (e) (m)	220	221
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049 (m)	2,487	31
Series 2014-186, IO, 0.76%, 8/16/2054 (m)	5,327	248
Series 2017-86, IO, 0.77%, 5/16/2059 (m)	1,049	70
Series 2017-148, IO, 0.66%, 7/16/2059 (m)	1,260	72
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (m)	99	100
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.27%, 7/15/2040 (m)	250	251
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.24%, 12/12/2049 ‡ (e) (m)	61	–	(a)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	212	215
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (m)	9	9
Series 2007-T27, Class C, 5.95%, 6/11/2042 ‡ (e) (m)	1,000	1,044
Series 2007-HQ11, Class X, IO, 0.40%, 2/12/2044 ‡ (e) (m)	80	–	(a)
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	114	116
Velocity Commercial Capital Loan Trust
Series 2019-1, Class A, 3.76%, 3/25/2049 (e) (m)	2,225	2,237
Series 2019-1, Class M1, 3.94%, 3/25/2049 (e) (m)	915	920

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	250	253
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (e)	500	513
Series 2012-C6, Class A4, 3.44%, 4/15/2045	200	203

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,772)		12,831

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.9%
Banks — 0.3%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	1	1,594
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	1	1,880

		3,474

Capital Markets — 0.2%
Mandatory Exchangeable Trust (China) 5.75%, 6/1/2019 ($100 par value) (e)	14	2,783

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.12%, 9/1/2019 ($50 par value)	13	810

Food Products — 0.1%
Bunge Ltd. 4.88% ($100 par value)	7	682

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	15	950

Machinery — 0.0% (d)
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	4	381

Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value)	11	541
DTE Energy Co. 6.50%, 10/1/2019 ($50 par value)	5	271
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	3	267

		1,079

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,161)		10,159

	Principal Amount (000)
LOAN ASSIGNMENTS — 0.1% (o)
Aerospace & Defense — 0.0% (d)
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 5/30/2025 (g)	11	11
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 6/9/2023 (g)	29	28
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/22/2024 (g)	22	21

		60

Auto Components — 0.0% (d)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.74%, 4/6/2024 (g)	6	6

Communications Equipment — 0.0% (d)
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 2 Month + 4.25%), 6.78%, 12/15/2024 (g)	198	197

Diversified Telecommunication Services — 0.0% (d)
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025 (g) (p)	10	10
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.75%, 11/1/2025 (g)	20	20
Securus Technologies Holdings, Inc., Delayed Draw Term Loan B-1 (ICE LIBOR USD 3 Month + 3.50%), 7.00%, 11/1/2024 (g) (p)	55	55

		85

Food & Staples Retailing — 0.0% (d)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023 (g)	163	92

Food Products — 0.0% (d)
JBS USA LUX SA, Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.98%, 10/30/2022 (g) (p)	40	40

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Hotels, Restaurants & Leisure — 0.0% (d)
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.24%, 10/4/2023 (g) (p)	73	72

Machinery — 0.0% (d)
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 11/6/2024 (g) (p)	22	22

Media — 0.0% (d)
UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023 (g) (p)	59	58
UFC Holdings LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 8/18/2024 (g)	10	10

		68

Multiline Retail — 0.0% (d)
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.73%, 10/25/2020 (g)	50	46

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.25%, 12/31/2022 (g) (p)	418	411
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.25%, 10/29/2025 (g)	37	36
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.79%, 8/25/2023 (g)	52	41
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 12/31/2023 (g)	68	68
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.49%, 4/12/2024 (g)	204	176

		732

Pharmaceuticals — 0.0% (d)
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.48%, 6/2/2025 (g) (p)	37	37

TOTAL LOAN ASSIGNMENTS (Cost $1,560)		1,457

MUNICIPAL BONDS — 0.1% (q)
New York — 0.0% (d)
Other Revenue — 0.0% (d)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040 (b)	35	43

Transportation — 0.0% (d)
Port Authority of New York & New Jersey, Consolidated 164th Series Rev., 5.65%, 11/1/2040 (b)	150	192

Total New York		235

Ohio — 0.1%
Other Revenue — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050 (b)	210	315

TOTAL MUNICIPAL BONDS (Cost $395)		550

U.S. GOVERNMENT AGENCY SECURITIES — 0.0% (d)
Resolution Funding Corp. STRIPS 1.78%, 7/15/2020 (r)	250	242
Tennessee Valley Authority 4.63%, 9/15/2060	44	56

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $288)		298

	Shares (000)
MASTER LIMITED PARTNERSHIPS — 0.0% (d)
Hotels, Restaurants & Leisure — 0.0% (d)
Cedar Fair LP (Cost $294)	6	295

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
FOREIGN GOVERNMENT SECURITIES — 0.0% (d)
Republic of Peru (Peru) 5.63%, 11/18/2050	20		26
United Mexican States (Mexico)
4.00%, 10/2/2023	86		88
5.55%, 1/21/2045	143		157

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $251)			271

	No. of Rights (000)
RIGHTS — 0.0% (d)
Media — 0.0% (d)
Media General, Inc., CVR * ‡ (Cost $—)	23		–	(a)

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $—)	–	(a)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 2.58% (c) (s)	20,368		20,372
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53% (c) (s)	2,121		2,122

TOTAL INVESTMENT COMPANIES (Cost $22,494)			22,494

Total Investments — 99.7% (Cost $943,392)			1,081,796
Other Assets Less Liabilities — 0.3%			2,935

Net Assets — 100.0%			1,084,731

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	73.8%
Japan	3.6
China	2.8
United Kingdom	2.7
France	2.1
Switzerland	1.7
Germany	1.6
India	1.3
Australia	1.1
Netherlands	1.0
Others (each less than 1.0%)	8.3

* Percentages indicated are based upon total investments as of March 31, 2019.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
CVR	Contingent Value Rights
EUR	Euro
FDR	Finnish Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar
SGPS	Holding company

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(h)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2019.
(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of March 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The rate shown is the effective yield as of March 31, 2019.
(s)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling1-800-480-4111.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	230	06/2019	AUD	22,628	419
Australia 3 Year Bond	344	06/2019	AUD	27,758	142
EURO STOXX 50 Index	2	06/2019	EUR	74	2
FTSE 100 Index	1	06/2019	GBP	94	2
MSCI EAFE E-Mini Index	18	06/2019	USD	1,680	23
MSCI Emerging Markets E-Mini Index	204	06/2019	USD	10,792	1
S&P 500 E-Mini Index	239	06/2019	USD	33,902	1,012
S&P/TSX 60 Index	56	06/2019	CAD	8,025	70
TOPIX Index	1	06/2019	JPY	144	– (a)
U.S. Treasury 10 Year Note	1,400	06/2019	USD	174,016	2,470

					4,141

Short Contracts
Canada 10 Year Bond	(207)	06/2019	CAD	(21,564)	(226)
EURO STOXX 50 Index	(571)	06/2019	EUR	(21,016)	(421)
Long Gilt	(128)	06/2019	GBP	(21,568)	(427)
SPI 200 Index	(172)	06/2019	AUD	(18,860)	12

					(1,062)

					3,079

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of March 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	15,445	EUR	9,673	Goldman Sachs International	4/23/2019	102
AUD	5,158	USD	3,637	Goldman Sachs International	4/23/2019	27
AUD	28,674	USD	20,216	Royal Bank of Canada	4/23/2019	152
CAD	11,353	USD	8,464	Goldman Sachs International	4/23/2019	36
CAD	11,287	USD	8,408	TD Bank Financial Group	4/23/2019	42
CHF	1,204	USD	1,203	Credit Suisse International	4/23/2019	9
CNY	32,686	EUR	4,325	Citibank, NA**	4/23/2019	5
CNY	32,453	EUR	4,255	Goldman Sachs International**	4/23/2019	49
EUR	6,482	NZD	10,658	Goldman Sachs International	4/23/2019	22
EUR	4,295	PLN	18,439	Citibank, NA	4/23/2019	21
ILS	4,420	USD	1,218	Citibank, NA	4/23/2019	–	(a)
INR	85,390	USD	1,216	Goldman Sachs International**	4/23/2019	11
JPY	53,667	USD	484	Deutsche Bank AG	4/23/2019	1
JPY	401,925	USD	3,609	Goldman Sachs International	4/23/2019	24
JPY	134,014	USD	1,203	Royal Bank of Canada	4/23/2019	8

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	402,015	USD	3,609	State Street Corp.	4/23/2019	25
MXN	1,355	USD	69	Barclays Bank plc	4/23/2019	– (a)
MXN	33,702	USD	1,714	HSBC Bank, NA	4/23/2019	17
NOK	31,389	EUR	3,215	Credit Suisse International	4/23/2019	29
NOK	10,446	USD	1,208	Credit Suisse International	4/23/2019	4
NOK	45,640	USD	5,272	Goldman Sachs International	4/23/2019	24
NOK	248,764	USD	28,670	HSBC Bank, NA	4/23/2019	196
NZD	1,784	USD	1,211	HSBC Bank, NA	4/23/2019	4
PHP	125,042	USD	2,364	Barclays Bank plc**	4/23/2019	5
RON	20,361	EUR	4,252	Citibank, NA	4/23/2019	2
RUB	20,367	USD	307	Citibank, NA**	4/23/2019	3
SEK	22,624	USD	2,429	Goldman Sachs International	4/23/2019	8
SEK	32,257	USD	3,440	HSBC Bank, NA	4/23/2019	35
THB	39,263	USD	1,235	Citibank, NA	4/23/2019	3
THB	51,829	USD	1,631	Goldman Sachs International	4/23/2019	3
USD	910	BRL	3,496	Goldman Sachs International**	4/23/2019	18
USD	1,166	BRL	4,519	Goldman Sachs International**	4/23/2019	13
USD	6,015	CAD	8,004	Goldman Sachs International	4/23/2019	22
USD	3,682	CHF	3,652	Goldman Sachs International	4/23/2019	6
USD	2,406	CLP	1,611,344	Goldman Sachs International**	4/23/2019	38
USD	1,126	COP	3,515,986	Citibank, NA**	4/23/2019	25
USD	4,869	COP	15,159,813	Goldman Sachs International**	4/23/2019	120
USD	7,286	EUR	6,445	Goldman Sachs International	4/23/2019	44
USD	6,086	EUR	5,336	HSBC Bank, NA	4/23/2019	90
USD	10,766	EUR	9,541	State Street Corp.	4/23/2019	45
USD	2,493	GBP	1,908	Citibank, NA	4/23/2019	5
USD	2,476	GBP	1,878	Goldman Sachs International	4/23/2019	28
USD	957	IDR	13,612,664	Goldman Sachs International**	4/23/2019	5
USD	8,428	ILS	30,447	Barclays Bank plc	4/23/2019	35
USD	2,475	INR	171,409	Barclays Bank plc**	4/23/2019	13
USD	4,869	INR	335,523	Citibank, NA**	4/23/2019	50
USD	1,229	INR	85,390	Goldman Sachs International**	4/23/2019	3
USD	1,090	KRW	1,230,042	Citibank, NA**	4/23/2019	8
USD	2,525	KRW	2,861,886	Goldman Sachs International**	4/23/2019	7
USD	2,480	KRW	2,813,072	Goldman Sachs International**	4/23/2019	5
USD	1,208	NZD	1,764	Goldman Sachs International	4/23/2019	6
USD	2,387	PHP	125,042	Goldman Sachs International**	4/23/2019	17
USD	2,721	PLN	10,340	Citibank, NA	4/23/2019	26
USD	2,078	PLN	7,935	State Street Corp.	4/23/2019	10
USD	2,385	RON	10,078	Goldman Sachs International	4/23/2019	19
USD	2,707	RUB	177,599	Citibank, NA**	4/23/2019	9
USD	936	RUB	60,332	Citibank, NA**	4/23/2019	19
USD	3,682	SEK	34,072	Goldman Sachs International	4/23/2019	11
USD	2,526	THB	80,084	Citibank, NA	4/23/2019	1
USD	3,613	TWD	111,429	Citibank, NA**	4/23/2019	– (a)
USD	3,768	TWD	116,075	Citibank, NA**	4/23/2019	5
USD	934	ZAR	13,438	Credit Suisse International	4/23/2019	5
USD	899	ZAR	12,942	Goldman Sachs International	4/23/2019	4
USD	4,798	TRY	26,684	Barclays Bank plc	4/24/2019	143

Total unrealized appreciation						1,722

BRL	19,728	USD	5,145	Goldman Sachs International**	4/23/2019	(114)
CAD	4,837	NOK	31,731	Credit Suisse International	4/23/2019	(60)
CAD	4,838	NOK	31,654	Goldman Sachs International	4/23/2019	(51)
CHF	1,812	SEK	17,031	Credit Suisse International	4/23/2019	(11)
CHF	1,812	SEK	17,034	Goldman Sachs International	4/23/2019	(12)
CLP	3,245,294	USD	4,869	Goldman Sachs International**	4/23/2019	(100)
COP	18,675,799	USD	5,897	Merrill Lynch International**	4/23/2019	(47)
CZK	27,620	USD	1,219	Citibank, NA	4/23/2019	(18)
CZK	54,313	USD	2,382	Deutsche Bank AG	4/23/2019	(21)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,219	AUD	5,098	Barclays Bank plc	4/23/2019	(4)
EUR	3,244	AUD	5,136	Goldman Sachs International	4/23/2019	(3)
EUR	3,221	SEK	33,666	Goldman Sachs International	4/23/2019	(7)
EUR	1,064	USD	1,208	Barclays Bank plc	4/23/2019	(13)
EUR	5,118	USD	5,758	Goldman Sachs International	4/23/2019	(6)
EUR	3,231	USD	3,643	HSBC Bank, NA	4/23/2019	(12)
GBP	8,336	USD	10,997	Goldman Sachs International	4/23/2019	(128)
HUF	955,415	USD	3,451	Citibank, NA	4/23/2019	(110)
HUF	701,125	USD	2,517	Credit Suisse International	4/23/2019	(64)
HUF	382,576	USD	1,363	State Street Corp.	4/23/2019	(25)
IDR	34,762,328	USD	2,435	Citibank, NA**	4/23/2019	(3)
IDR	3,785,737	USD	265	Goldman Sachs International**	4/23/2019	– (a)
ILS	8,594	USD	2,381	Barclays Bank plc	4/23/2019	(12)
ILS	4,286	USD	1,190	Citibank, NA	4/23/2019	(8)
ILS	13,147	USD	3,657	Goldman Sachs International	4/23/2019	(33)
JPY	529,758	NOK	41,479	Credit Suisse International	4/23/2019	(24)
JPY	263,728	NOK	20,739	Goldman Sachs International	4/23/2019	(22)
JPY	401,323	USD	3,644	Barclays Bank plc	4/23/2019	(16)
JPY	1,024,902	USD	9,309	Goldman Sachs International	4/23/2019	(44)
KRW	2,753,864	USD	2,435	Citibank, NA**	4/23/2019	(12)
MXN	46,982	EUR	2,150	Barclays Bank plc	4/23/2019	(3)
MXN	46,536	USD	2,432	Barclays Bank plc	4/23/2019	(43)
MXN	17,416	USD	900	Citibank, NA	4/23/2019	(6)
MXN	4,376	USD	230	Goldman Sachs International	4/23/2019	(5)
NOK	10,428	EUR	1,080	Goldman Sachs International	4/23/2019	(4)
NOK	20,646	SEK	22,345	Goldman Sachs International	4/23/2019	(12)
NZD	5,319	AUD	5,144	Citibank, NA	4/23/2019	(30)
NZD	5,279	AUD	5,115	Goldman Sachs International	4/23/2019	(37)
NZD	12,359	USD	8,431	State Street Corp.	4/23/2019	(11)
PHP	67,989	USD	1,293	Citibank, NA**	4/23/2019	(4)
PHP	256,493	USD	4,869	Goldman Sachs International**	4/23/2019	(8)
PLN	6,675	USD	1,760	Barclays Bank plc	4/23/2019	(21)
PLN	4,537	USD	1,188	Citibank, NA	4/23/2019	(5)
RON	5,340	USD	1,270	Barclays Bank plc	4/23/2019	(16)
RON	10,062	USD	2,385	Citibank, NA	4/23/2019	(22)
RUB	316,892	USD	4,899	Citibank, NA**	4/23/2019	(86)
THB	85,545	USD	2,700	Barclays Bank plc	4/23/2019	(3)
TWD	36,727	USD	1,191	Goldman Sachs International**	4/23/2019	(1)
USD	21,871	AUD	30,860	Goldman Sachs International	4/23/2019	(51)
USD	2,454	CAD	3,286	Goldman Sachs International	4/23/2019	(6)
USD	1,208	CHF	1,209	Credit Suisse International	4/23/2019	(8)
USD	4,859	CHF	4,830	Goldman Sachs International	4/23/2019	(1)
USD	9,651	CHF	9,701	State Street Corp.	4/23/2019	(111)
USD	3,237	IDR	46,498,334	Goldman Sachs International**	4/23/2019	(15)
USD	1,522	IDR	21,819,965	Goldman Sachs International**	4/23/2019	(4)
USD	41,288	JPY	4,573,024	Citibank, NA	4/23/2019	(50)
USD	11,749	JPY	1,307,890	Goldman Sachs International	4/23/2019	(74)
USD	3,625	NOK	31,357	Goldman Sachs International	4/23/2019	(14)
USD	6,086	NZD	8,944	HSBC Bank, NA	4/23/2019	(8)
USD	906	RUB	60,193	Merrill Lynch International**	4/23/2019	(8)
USD	3,625	SEK	33,689	Goldman Sachs International	4/23/2019	(5)
USD	4,869	THB	154,464	Goldman Sachs International	4/23/2019	(1)
USD	1,134	TWD	34,982	Goldman Sachs International**	4/23/2019	– (a)
USD	2,396	TWD	73,995	Merrill Lynch International**	4/23/2019	(3)
USD	322	ZAR	4,675	Barclays Bank plc	4/23/2019	(1)
ZAR	4,859	USD	337	HSBC Bank, NA	4/23/2019	(1)
TRY	5,086	USD	911	Citibank, NA	4/24/2019	(24)
TRY	2,203	USD	390	Credit Suisse International	4/24/2019	(5)
TRY	42,891	USD	7,691	Goldman Sachs International	4/24/2019	(208)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,429	TRY	14,155	Goldman Sachs International	4/24/2019	(40)

Total unrealized depreciation						(1,935)

Net unrealized depreciation						(213)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$8,090	$2,678	$—	$10,768
Air Freight & Logistics	308	308	—	616
Airlines	1,693	923	—	2,616
Auto Components	106	1,931	—	2,037
Automobiles	1,025	6,015	—	7,040
Banks	30,998	21,819	—	52,817
Beverages	8,559	5,073	—	13,632
Biotechnology	6,490	383	—	6,873
Building Products	2,750	1,176	—	3,926
Capital Markets	13,369	3,948	—	17,317
Chemicals	3,947	5,174	—	9,121
Commercial Services & Supplies	6,016	633	—	6,649
Communications Equipment	2,790	248	—	3,038
Construction & Engineering	353	2,275	—	2,628
Construction Materials	2,303	538	—	2,841
Consumer Finance	2,744	131	—	2,875
Containers & Packaging	6,679	90	—	6,769
Distributors	1,689	10	—	1,699
Diversified Consumer Services	1,097	8	—	1,105
Diversified Financial Services	914	1,882	—	2,796
Diversified Telecommunication Services	5,957	3,210	—	9,167

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electric Utilities	$9,517	$3,206	$—	$12,723
Electrical Equipment	2,728	3,011	—	5,739
Electronic Equipment, Instruments & Components	3,385	3,995	—	7,380
Energy Equipment & Services	1,106	134	—	1,240
Entertainment	6,553	812	—	7,365
Equity Real Estate Investment Trusts (REITs)	37,808	933	—	38,741
Food & Staples Retailing	4,138	3,245	—	7,383
Food Products	2,147	6,278	—	8,425
Gas Utilities	25	357	—	382
Health Care Equipment & Supplies	7,889	1,366	—	9,255
Health Care Providers & Services	12,703	1,138	—	13,841
Health Care Technology	1,897	29	—	1,926
Hotels, Restaurants & Leisure	4,416	2,332	—	6,748
Household Durables	1,181	2,642	—	3,823
Household Products	2,313	781	—	3,094
Independent Power and Renewable Electricity Producers	143	187	—	330
Industrial Conglomerates	2,244	2,148	—	4,392
Insurance	10,486	17,845	—	28,331
Interactive Media & Services	12,173	5,521	—	17,694
Internet & Direct Marketing Retail	17,579	923	—	18,502
IT Services	18,665	5,625	—	24,290
Leisure Products	538	133	—	671
Life Sciences Tools & Services	1,628	313	—	1,941
Machinery	10,763	5,562	—	16,325
Marine	—	102	—	102
Media	7,317	1,046	—	8,363
Metals & Mining	971	7,662	—	8,633
Multiline Retail	2,313	910	—	3,223
Multi-Utilities	1,452	1,636	—	3,088
Oil, Gas & Consumable Fuels	18,802	12,649	—	31,451
Paper & Forest Products	47	344	—	391
Personal Products	527	5,531	—	6,058
Pharmaceuticals	17,662	15,997	—	33,659
Professional Services	254	2,549	—	2,803
Real Estate Management & Development	2,199	4,160	—	6,359
Road & Rail	5,306	1,404	—	6,710
Semiconductors & Semiconductor Equipment	17,546	5,173	—	22,719
Software	28,331	2,499	—	30,830
Specialty Retail	13,448	1,308	—	14,756
Technology Hardware, Storage & Peripherals	8,351	5,440	—	13,791
Textiles, Apparel & Luxury Goods	3,107	6,105	—	9,212
Thrifts & Mortgage Finance	—	2,917	—	2,917
Tobacco	516	2,486	—	3,002
Trading Companies & Distributors	1,026	3,233	—	4,259
Transportation Infrastructure	266	406	—	672
Water Utilities	40	54	—	94
Wireless Telecommunication Services	389	2,155	—	2,544

Total Common Stocks	409,772	212,735	—	622,507

Convertible Preferred Stocks
Banks	3,474	—	—	3,474
Electric Utilities	810	—	—	810

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Food Products	$682	$—	$—		$682
Health Care Equipment & Supplies	950	—	—		950
Machinery	381	—	—		381
Multi-Utilities	1,079	—	—		1,079
Other Convertible Preferred Stocks	—	2,783	—		2,783

Total Convertible Preferred Stocks	7,376	2,783	—		10,159

Debt Securities
Asset-Backed Securities	—	34,308	22,732		57,040
Collateralized Mortgage Obligations	—	67,029	1,481		68,510
Commercial Mortgage-Backed Securities	—	10,550	2,281		12,831
Convertible Bonds	—	39,955	—		39,955
Corporate Bonds
Wireless Telecommunication Services	—	4,003	—	(a)	4,003
Other Corporate Bonds	—	98,920	—		98,920

Total Corporate Bonds	—	102,923	—	(a)	102,923

Foreign Government Securities	—	271	—		271
Mortgage-Backed Securities	—	15,290	—		15,290
Municipal Bonds	—	550	—		550
U.S. Government Agency Securities	—	298	—		298
U.S. Treasury Obligations	—	16,368	—		16,368
Investment Companies	110,848	—	—		110,848
Loan Assignments	—	1,457	—		1,457
Master Limited Partnership	295	—	—		295
Rights
Media	—	—	—	(a)	— (a)
Warrants	—	— (b)	—		— (b)
Short-Term Investments
Investment Companies	22,494	—	—		22,494

Total Investments in Securities	$550,785	$504,517	$26,494		$1,081,796

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,722	$—		$1,722
Futures Contracts	4,141	12	—		4,153

Total Appreciation in Other Financial Instruments	$4,141	$1,734	$—		$5,875

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,935)	$—		$(1,935)
Futures Contracts	(1,074)	—	—		(1,074)

Total Depreciation in Other Financial Instruments	$(1,074)	$(1,935)	$—		$(3,009)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Diversified Fund	Balance as of June 30, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019
Investments in Securities
Asset-Backed Securities	$30,321		$245	$(597)	$71	$366	$(9,636)	$1,962	$—	$22,732
Collateralized Mortgage Obligations	1,635		—	10	6	1	(171)	—	—	1,481
Commercial Mortgage-Backed Securities	1,771		—	(5)	(1)	1	(32)	744	(197)	2,281
Corporate Bonds - Building Products	135		(3)	1	—	—	(133)	—	—	—
Corporate Bonds - Capital Markets	83		—	—	—	—	—	—	(83)	—
Corporate Bonds - Distributors	40		—	—	—	—	—	—	(40)	—
Corporate Bonds - Independent Power and Renewable Electricity Producers	42		—	—	—	—	—	—	(42)	—
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Rights - Media	1		—	(1)	—	—	—	—	—	—	(a)

Total	$34,028		$242	$(592)	$76	$368	$(9,972)	$2,706	$(362)	$26,494

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(256,000).

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at March 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$22,367		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (6.15%)
				Constant Default Rate	0.00% - 9.17% (2.75%)
				Yield (Discount Rate of Cash Flows)	2.63% - 11.55% (4.16%)
Asset-Backed Securities	22,367

	2,281		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)

				Yield (Discount Rate of Cash Flows)	3.51% - 5.78% (4.50%)
Commercial Mortgage-Backed Securities	2,281

	1,481		Discounted Cash Flow	Constant Prepayment Rate	2.89% - 12.00% (6.85%)

				Constant Default Rate	2.70% - 4.70% (3.57%)
				Yield (Discount Rate of Cash Flows)	3.51% - 5.78% (4.50%)
Commercial Mortgage Obligation	1,481

	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(a)

Total	$26,129

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these investments was approximately $365,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares (a)	$—	$698	$—	$—	$—	$698	7	$—	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	78,477	55,574	79,448	(1,137)	2,120	55,586	6,754	1,909	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	43,093	3,961	46,021	13,375	(14,408)	—	—	401	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	25,073	32,932	25,250	(757)	1,784	33,782	4,239	411	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	38,240	11,484	27,324	(638)	(282)	21,480	2,342	1,479	—	(b)
JPMorgan Managed Income Fund Class L Shares (a)	—	71,974	72,031	57	—	—	—	277	5
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	27,773	4,390	30,555	7,854	(9,462)	—	—	174	2,237
JPMorgan Prime Money Market Fund Class IM Shares, 2.58%(a)(c)	—	265,147	244,777	2	—	20,372	20,368	195	—	(b)
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.53%(a)(c)	—	3,918	1,796	— (b)	—	2,122	2,121	11	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	13,988	164,787	178,775	—	—	—	—	174	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	1,394	2,484	3,878	—	—	—	—	13	—

Total	$228,038	$617,349	$709,855	$18,756	($20,248)	$134,040		$5,044	$2,242

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2019.

C. Derivatives — The Fund used derivative instruments portfolio including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	7	840
HEICO Corp.	13	1,277
Hexcel Corp.	20	1,395
National Presto Industries, Inc. (a)	7	812

		4,324

Auto Components — 0.4%
Cooper-Standard Holdings, Inc. *	8	380
LCI Industries	5	411
Tower International, Inc.	26	539

		1,330

Automobiles — 0.3%
Winnebago Industries, Inc. (a)	30	948

Banks — 8.5%
1st Source Corp.	33	1,474
BancFirst Corp.	15	772
Camden National Corp.	41	1,696
City Holding Co.	14	1,069
Community Trust Bancorp, Inc.	38	1,550
First Busey Corp.	52	1,281
First Commonwealth Financial Corp.	121	1,531
First Financial Bancorp	56	1,336
First Financial Bankshares, Inc.	7	419
First Merchants Corp. (a)	28	1,035
Heritage Commerce Corp.	68	817
Heritage Financial Corp. (a)	51	1,523
Independent Bank Corp. (a)	10	829
Independent Bank Corp.	31	657
Lakeland Bancorp, Inc.	44	650
Mercantile Bank Corp.	18	575
NBT Bancorp, Inc.	26	920
Park National Corp. (a)	12	1,135
S&T Bancorp, Inc.	33	1,304
Sandy Spring Bancorp, Inc.	29	914
Signature Bank	8	1,014
Tompkins Financial Corp. (a)	13	983
Trustmark Corp. (a)	38	1,262
Webster Financial Corp.	14	732

		25,478

Beverages — 0.3%
Primo Water Corp. * (a)	58	891

Biotechnology — 6.6%
ACADIA Pharmaceuticals, Inc. *	18	486
Adverum Biotechnologies, Inc. *	109	570
Array BioPharma, Inc. *	39	947
Atara Biotherapeutics, Inc. * (a)	32	1,271
Avrobio, Inc. * (a)	31	691
Bellicum Pharmaceuticals, Inc. * (a)	70	235
Biohaven Pharmaceutical Holding Co. Ltd. *	31	1,610
Clementia Pharmaceuticals, Inc. (Canada) *	51	1,327
Coherus Biosciences, Inc. * (a)	87	1,190
Exact Sciences Corp. *	14	1,233
FibroGen, Inc. *	25	1,344
G1 Therapeutics, Inc. *	25	411
Global Blood Therapeutics, Inc. * (a)	8	407
Halozyme Therapeutics, Inc. *	93	1,497
Heron Therapeutics, Inc. * (a)	22	549
Homology Medicines, Inc. * (a)	39	1,094
Intercept Pharmaceuticals, Inc. *	6	648
Portola Pharmaceuticals, Inc. *	25	861
REGENXBIO, Inc. * (a)	21	1,201
Rubius Therapeutics, Inc. * (a)	20	358
Sage Therapeutics, Inc. * (a)	5	859
Spark Therapeutics, Inc. *	5	570
Twist Bioscience Corp. *	29	676

		20,035

Building Products — 3.6%
Advanced Drainage Systems, Inc.	61	1,566
American Woodmark Corp. *	10	817
CSW Industrials, Inc. *	19	1,066
Lennox International, Inc.	7	1,978
Simpson Manufacturing Co., Inc.	40	2,378
Trex Co., Inc. *	34	2,094
Universal Forest Products, Inc.	29	874

		10,773

Capital Markets — 1.4%
Evercore, Inc., Class A	21	1,939
LPL Financial Holdings, Inc.	23	1,603
PennantPark Investment Corp.	106	732

		4,274

Chemicals — 2.6%
Ferro Corp. *	74	1,402
Innophos Holdings, Inc. (a)	43	1,287
Innospec, Inc.	17	1,448
Quaker Chemical Corp.	5	1,096
Sensient Technologies Corp. (a)	21	1,407
Stepan Co.	14	1,203

		7,843

Commercial Services & Supplies — 2.7%
Advanced Disposal Services, Inc. *	104	2,903
Brady Corp., Class A	30	1,409
Deluxe Corp.	23	996
Kimball International, Inc., Class B	44	629
MSA Safety, Inc. (a)	14	1,445
UniFirst Corp.	4	634

		8,016

Communications Equipment — 1.6%
Ciena Corp. *	37	1,378
EchoStar Corp., Class A *	31	1,122
NETGEAR, Inc. *	28	926
Quantenna Communications, Inc. *	56	1,371

		4,797

Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	23	1,194

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Distributors — 0.7%
Pool Corp. (a)	12	1,991

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	14	1,803

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. * (a)	110	1,048

Electric Utilities — 0.7%
El Paso Electric Co.	20	1,153
Portland General Electric Co.	20	1,042

		2,195

Electrical Equipment — 0.7%
EnerSys	17	1,110
nVent Electric plc	35	950

		2,060

Electronic Equipment, Instruments & Components — 1.4%
ePlus, Inc. *	13	1,169
Littelfuse, Inc. (a)	8	1,434
SYNNEX Corp. (a)	18	1,683

		4,286

Entertainment — 1.4%
Cinemark Holdings, Inc.	15	587
Glu Mobile, Inc. *	141	1,544
World Wrestling Entertainment, Inc., Class A (a)	25	2,162

		4,293

Equity Real Estate Investment Trusts (REITs) — 5.7%
American Campus Communities, Inc.	30	1,446
American Homes 4 Rent, Class A	61	1,381
Brixmor Property Group, Inc.	78	1,433
CubeSmart	25	788
Equity Commonwealth	40	1,291
Highwoods Properties, Inc.	44	2,080
JBG SMITH Properties	34	1,420
Rayonier, Inc.	44	1,394
Rexford Industrial Realty, Inc.	37	1,321
RLJ Lodging Trust	73	1,288
Sunstone Hotel Investors, Inc.	88	1,260
Terreno Realty Corp.	21	868
Washington	40	1,122

		17,092

Food & Staples Retailing — 0.9%
Performance Food Group Co. *	67	2,650

Food Products — 0.8%
Flowers Foods, Inc. (a)	51	1,079
Freshpet, Inc. * (a)	32	1,334

		2,413

Gas Utilities — 1.6%
Chesapeake Utilities Corp.	15	1,407
ONE Gas, Inc.	21	1,902
Southwest Gas Holdings, Inc.	20	1,619

		4,928

Health Care Equipment & Supplies — 2.2%
GenMark Diagnostics, Inc. *	34	242
Insulet Corp. * (a)	16	1,513
iRhythm Technologies, Inc. * (a)	20	1,525
LivaNova plc *	13	1,268
Nevro Corp. *	22	1,350
Shockwave Medical, Inc. *	12	403
TransEnterix, Inc. *	134	319

		6,620

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. * (a)	26	754
Amedisys, Inc. *	16	1,987
Encompass Health Corp.	18	1,055
Ensign Group, Inc. (The)	18	936
Providence Service Corp. (The) *	20	1,313

		6,045

Health Care Technology — 0.9%
Evolent Health, Inc., Class A * (a)	69	874
Teladoc Health, Inc. * (a)	35	1,965

		2,839

Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp.	74	2,019
Cheesecake Factory, Inc. (The) (a)	25	1,230
Cracker Barrel Old Country Store, Inc. (a)	6	957
Jack in the Box, Inc.	10	825
Planet Fitness, Inc., Class A *	26	1,802
Red Rock Resorts, Inc., Class A (a)	53	1,366
Ruth’s Hospitality Group, Inc. (a)	26	675
Texas Roadhouse, Inc.	25	1,567

		10,441

Household Durables — 0.6%
Helen of Troy Ltd. *	8	953
TRI Pointe Group, Inc. *	56	711

		1,664

Insurance — 1.9%
Argo Group International Holdings Ltd.	5	368
James River Group Holdings Ltd. (a)	12	485
Old Republic International Corp.	55	1,157
Safety Insurance Group, Inc.	11	967
Selective Insurance Group, Inc.	29	1,805
Third Point Reinsurance Ltd. (Bermuda) *	90	939

		5,721

Interactive Media & Services — 0.3%
Cars.com, Inc. * (a)	46	1,049

Internet & Direct Marketing Retail — 1.3%
Etsy, Inc. * (a)	11	715
Farfetch Ltd., Class A (United Kingdom) *	59	1,581
GrubHub, Inc. * (a)	7	494
Liberty Expedia Holdings, Inc., Class A *	24	1,020

		3,810

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
IT Services — 3.0%
CSG Systems International, Inc.	32	1,372
ManTech International Corp., Class A	17	924
MAXIMUS, Inc.	18	1,249
MongoDB, Inc. * (a)	5	807
Okta, Inc. *	12	991
Science Applications International Corp.	16	1,262
Sykes Enterprises, Inc. *	31	888
Wix.com Ltd. (Israel) *	13	1,546

		9,039

Leisure Products — 0.3%
Callaway Golf Co.	55	883

Machinery — 4.8%
Alamo Group, Inc.	14	1,382
Blue Bird Corp. *	58	975
Crane Co.	11	940
Graco, Inc.	28	1,365
Hillenbrand, Inc.	28	1,156
ITT, Inc.	54	3,104
John Bean Technologies Corp.	17	1,605
Kadant, Inc.	14	1,197
Mueller Industries, Inc.	35	1,100
Oshkosh Corp.	14	1,081
Woodward, Inc.	7	688

		14,593

Marine — 0.3%
Kirby Corp. *	12	888

Media — 2.4%
Cable One, Inc.	1	1,340
Emerald Expositions Events, Inc.	54	691
Hemisphere Media Group, Inc. *	58	822
John Wiley & Sons, Inc., Class A	16	728
Liberty Latin America Ltd., Class C (Chile) *	57	1,116
MSG Networks, Inc., Class A *	35	754
New York Times Co. (The), Class A (a)	52	1,702

		7,153

Multiline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc. *	26	2,192

Multi-Utilities — 0.4%
Unitil Corp.	24	1,299

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	66	904
Callon Petroleum Co. * (a)	110	828
Centennial Resource Development, Inc., Class A * (a)	85	747
CNX Resources Corp. *	74	795
Delek US Holdings, Inc.	27	997
Matador Resources Co. * (a)	35	685
PDC Energy, Inc. *	12	493
Peabody Energy Corp.	14	396
SemGroup Corp., Class A	49	724

		6,569

Personal Products — 0.4%
Inter Parfums, Inc. (a)	15	1,126

Pharmaceuticals — 2.1%
Horizon Pharma plc *	74	1,964
Nektar Therapeutics *	13	424
Optinose, Inc. *	49	509
Prestige Consumer Healthcare, Inc. * (a)	15	441
Revance Therapeutics, Inc. *	48	763
TherapeuticsMD, Inc. *	212	1,034
Tricida, Inc. * (a)	33	1,286

		6,421

Professional Services — 0.5%
Insperity, Inc.	6	793
Korn Ferry	13	591

		1,384

Real Estate Management & Development — 0.3%
RE/MAX Holdings, Inc., Class A	22	846

Road & Rail — 0.9%
Marten Transport Ltd.	61	1,089
Saia, Inc. *	27	1,620

		2,709

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp.	7	819
Entegris, Inc.	68	2,412
Inphi Corp. *	54	2,341
MKS Instruments, Inc.	22	2,059
Monolithic Power Systems, Inc.	15	1,977
Semtech Corp. *	17	865
Versum Materials, Inc.	12	604

		11,077

Software — 7.7%
2U, Inc. * (a)	17	1,195
Anaplan, Inc. * (a)	31	1,207
Elastic NV * (a)	8	652
Envestnet, Inc. *	44	2,875
HubSpot, Inc. * (a)	11	1,760
LogMeIn, Inc.	12	922
New Relic, Inc. *	6	623
Nuance Communications, Inc. *	31	533
Paycom Software, Inc. *	6	1,109
Pluralsight, Inc., Class A *	45	1,436
Progress Software Corp.	28	1,242
Proofpoint, Inc. *	15	1,766
RingCentral, Inc., Class A *	12	1,243
SailPoint Technologies Holding, Inc. * (a)	60	1,713
Smartsheet, Inc., Class A *	31	1,272
Trade Desk, Inc. (The), Class A * (a)	4	728
Zendesk, Inc. *	16	1,349
Zscaler, Inc. * (a)	23	1,665

		23,290

Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	38	845

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Floor & Decor Holdings, Inc., Class A * (a)	19	770
Hudson Ltd., Class A *	87	1,190
Lithia Motors, Inc., Class A (a)	16	1,477
National Vision Holdings, Inc. *	70	2,211
Williams-Sonoma, Inc. (a)	13	742

		7,235

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	13	1,325
Columbia Sportswear Co.	9	974
Movado Group, Inc.	28	1,017
Wolverine World Wide, Inc. (a)	69	2,458

		5,774

Thrifts & Mortgage Finance — 2.2%
Axos Financial, Inc. * (a)	20	590
First Defiance Financial Corp.	51	1,469
TrustCo Bank Corp.	187	1,455
Washington Federal, Inc. (a)	52	1,516
Waterstone Financial, Inc.	45	734
WSFS Financial Corp.	24	934

		6,698

Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	44	2,593
H&E Equipment Services, Inc. (a)	37	933
MSC Industrial Direct Co., Inc., Class A	8	682
Rush Enterprises, Inc., Class A	48	2,020
SiteOne Landscape Supply, Inc. * (a)	20	1,152

		7,380

Water Utilities — 1.1%
American States Water Co.	22	1,575
Middlesex Water Co.	29	1,611

		3,186

TOTAL COMMON STOCKS (Cost $241,413)		292,593

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $7,848)	7,848	7,848

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 11.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	22,002	22,005
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	11,083	11,083

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,084)		33,088

Total Investments — 110.7% (Cost $282,345)		333,529
Liabilities in Excess of Other Assets — (10.7%)		(32,185)

Net Assets — 100.0%		301,344

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $32,420,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$333,529	$—	$—	$333,529

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$32,000	$10,000	1	4	$22,005	22,002	$191	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	66,812	55,729	—	—	11,083	11,083	70	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	5,211	86,663	84,026	—	—	7,848	7,848	95	—

Total	$5,211	$185,475	$149,755	$1	4	$40,936		$356	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Airlines — 3.5%
Delta Air Lines, Inc.	84	4,324

Automobiles — 0.7%
Tesla, Inc. *	3	859

Banks — 1.8%
Wells Fargo & Co.	45	2,193

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc. *	9	1,676

Building Products — 1.4%
Lennox International, Inc.	6	1,663

Capital Markets — 5.0%
Charles Schwab Corp. (The)	40	1,694
S&P Global, Inc.	10	2,078
T. Rowe Price Group, Inc.	24	2,407

		6,179

Commercial Services & Supplies — 2.1%
Waste Connections, Inc.	29	2,581

Construction Materials — 3.1%
Martin Marietta Materials, Inc.	19	3,860

Consumer Finance — 3.2%
Capital One Financial Corp.	49	3,966

Containers & Packaging — 4.4%
Ball Corp.	53	3,066
Packaging Corp. of America	24	2,388

		5,454

Electric Utilities — 2.8%
Xcel Energy, Inc.	62	3,462

Entertainment — 2.9%
Spotify Technology SA *	13	1,870
Take-Two Interactive Software, Inc. *	18	1,726

		3,596

Equity Real Estate Investment Trusts (REITs) — 5.8%
Federal Realty Investment Trust	30	4,071
Public Storage	14	3,055

		7,126

Food & Staples Retailing — 2.3%
Walgreens Boots Alliance, Inc.	44	2,793

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc. *	4	2,245

Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	20	4,984

Insurance — 5.7%
American International Group, Inc.	74	3,183
Loews Corp.	79	3,792

		6,975

Interactive Media & Services — 4.7%
Alphabet, Inc., Class C *	5	5,831

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc. *	3	5,716

IT Services — 4.6%
Mastercard, Inc., Class A	19	4,450
PayPal Holdings, Inc. *	12	1,247

		5,697

Machinery — 1.4%
Parker-Hannifin Corp.	10	1,694

Media — 1.7%
DISH Network Corp., Class A *	66	2,105

Multiline Retail — 1.6%
Kohl’s Corp.	29	1,995

Oil, Gas & Consumable Fuels — 7.1%
Concho Resources, Inc.	16	1,744
Kinder Morgan, Inc.	240	4,811
Marathon Petroleum Corp.	37	2,221

		8,776

Pharmaceuticals — 2.8%
Pfizer, Inc.	81	3,434

Semiconductors & Semiconductor Equipment — 1.2%
NVIDIA Corp.	8	1,489

Software — 9.6%
Microsoft Corp.	61	7,222
salesforce.com, Inc. *	15	2,453
ServiceNow, Inc.*	8	2,085

		11,760

Specialty Retail — 3.8%
AutoZone, Inc. *	5	4,614

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	20	3,854

TOTAL COMMON STOCKS (Cost $88,194)		120,901

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $2,288)	2,288	2,288

Total Investments — 100.1% (Cost $90,482)		123,189

Liabilities in Excess of Other Assets — (0.1%)	(146)

Net Assets — 100.0%	123,043

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$123,189	$—	$—	$123,189

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)	$—	$10,294	$10,294	$—	$—	$—	—	$5	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	10,204	57,716	65,632	—	—	2,288	2,288	91	—

Total	$10,204	$68,010	$75,926	$—	$—	$2,288		$96	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.1%
General Dynamics Corp.	35	5,993
United Technologies Corp.	57	7,398

		13,391

Banks — 11.2%
Bank of America Corp.	693	19,117
BB&T Corp.	123	5,737
Citigroup, Inc.	92	5,709
Citizens Financial Group, Inc.	107	3,461
Cullen/Frost Bankers, Inc.	37	3,563
M&T Bank Corp.	38	5,888
PNC Financial Services Group, Inc. (The)	63	7,764
SunTrust Banks, Inc.	116	6,885
US Bancorp	127	6,130
Wells Fargo & Co.	131	6,325

		70,579

Biotechnology — 1.1%
Gilead Sciences, Inc.	106	6,865

Capital Markets — 6.9%
BlackRock, Inc.	28	12,095
Charles Schwab Corp. (The)	70	2,993
Goldman Sachs Group, Inc. (The)	32	6,105
Morgan Stanley	319	13,462
T. Rowe Price Group, Inc.	93	9,311

		43,966

Chemicals — 2.4%
Air Products & Chemicals, Inc.	27	5,175
DowDuPont, Inc.	186	9,894

		15,069

Consumer Finance — 1.8%
Capital One Financial Corp.	63	5,163
Discover Financial Services	83	5,906

		11,069

Containers & Packaging — 1.3%
Ball Corp.	51	2,922
Sealed Air Corp.	110	5,053

		7,975

Distributors — 0.6%
Genuine Parts Co.	34	3,854

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	61	12,254

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	151	8,912

Electric Utilities — 1.9%
Edison International	52	3,207
NextEra Energy, Inc.	24	4,659
Xcel Energy, Inc.	78	4,407

		12,273

Entertainment — 1.2%
Walt Disney Co. (The)	68	7,561

Equity Real Estate Investment Trusts (REITs) — 3.5%
AvalonBay Communities, Inc.	22	4,436
Crown Castle International Corp.	22	2,816
Simon Property Group, Inc.	24	4,337
Ventas, Inc.	91	5,813
Vornado Realty Trust	71	4,781

		22,183

Food & Staples Retailing — 0.8%
Walmart, Inc.	55	5,325

Food Products — 0.9%
Mondelez International, Inc., Class A	110	5,476

Health Care Equipment & Supplies — 1.6%
Becton Dickinson and Co.	26	6,468
Medtronic plc	40	3,680

		10,148

Health Care Providers & Services — 2.4%
Cigna Corp.	11	1,737
CVS Health Corp.	13	689
Humana, Inc.	16	4,150
UnitedHealth Group, Inc.	35	8,629

		15,205

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises Ltd.	35	4,046

Household Products — 1.3%
Colgate-Palmolive Co.	116	7,957

Industrial Conglomerates — 2.5%
3M Co.	30	6,254
Honeywell International, Inc.	59	9,345

		15,599

Insurance — 4.9%
Chubb Ltd.	52	7,321
Hartford Financial Services Group, Inc. (The)	225	11,202
Loews Corp.	83	3,964
MetLife, Inc.	84	3,567
Prudential Financial, Inc.	54	4,971

		31,025

Interactive Media & Services — 1.6%
Alphabet, Inc., Class C *	9	10,183

IT Services — 0.9%
Fidelity National Information Services, Inc.	52	5,870

Machinery — 3.7%
Dover Corp.	64	5,983
Parker-Hannifin Corp.	64	11,052
Stanley Black & Decker, Inc.	47	6,414

		23,449

Media — 0.5%
Comcast Corp., Class A	75	2,987

Multiline Retail — 0.3%
Target Corp.	26	2,087

Multi-Utilities — 2.4%
CMS Energy Corp.	173	9,581
NiSource, Inc.	83	2,373
Public Service Enterprise Group, Inc.	50	2,970

		14,924

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	111	13,673
ConocoPhillips	146	9,749
EOG Resources, Inc.	48	4,592
Exxon Mobil Corp.	46	3,700
Marathon Petroleum Corp.	37	2,215
Occidental Petroleum Corp.	124	8,202
Phillips 66	44	4,197
Pioneer Natural Resources Co.	34	5,101
Valero Energy Corp.	69	5,811
Williams Cos., Inc. (The)	193	5,549

		62,789

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	214	10,229
Elanco Animal Health, Inc. *	16	512
Eli Lilly & Co.	49	6,301
Johnson & Johnson	35	4,865
Merck & Co., Inc.	217	18,062
Pfizer, Inc.	188	7,993

		47,962

Road & Rail — 1.0%
CSX Corp.	31	2,297
Kansas City Southern	34	3,990

		6,287

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	93	9,790
NXP Semiconductors NV (Netherlands)	56	4,985
Texas Instruments, Inc.	94	9,939

		24,714

Software — 2.5%
Microsoft Corp.	134	15,780

Specialty Retail — 3.6%
AutoZone, Inc. *	7	6,872
Home Depot, Inc. (The)	84	16,119

		22,991

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	50	9,479

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	104	8,783

Tobacco — 2.7%
Altria Group, Inc.	170	9,757
Philip Morris International, Inc.	86	7,584

		17,341

Trading Companies & Distributors — 0.7%
Watsco, Inc.	31	4,468

TOTAL COMMON STOCKS (Cost $416,586)		610,826

SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $20,477)	20,477	20,477

Total Investments — 99.7% (Cost $437,063)		631,303
Other Assets Less Liabilities — 0.3%		1,740

Net Assets — 100.0%		633,043

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$631,303	$—	$—	$631,303

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	$27,866	$89,044	$96,433	$—	$—	$20,477	20,477	$304	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.3%
Boeing Co. (The)	53	20,181
General Dynamics Corp. (a)	191	32,271
Northrop Grumman Corp. (a)	52	13,949
United Technologies Corp.	246	31,697

		98,098

Airlines — 0.4%
Delta Air Lines, Inc.	170	8,792
Southwest Airlines Co.	81	4,199
United Continental Holdings, Inc. *	42	3,350

		16,341

Auto Components — 0.4%
BorgWarner, Inc.	206	7,915
Magna International, Inc. (Canada)	162	7,869

		15,784

Automobiles — 0.2%
Ford Motor Co.	1,072	9,414

Banks — 4.9%
Bank of America Corp. (a)	2,329	64,268
Citigroup, Inc.	788	49,050
Citizens Financial Group, Inc.	144	4,664
Huntington Bancshares, Inc.	479	6,073
KeyCorp (a)	1,146	18,057
SunTrust Banks, Inc.	335	19,845
Wells Fargo & Co. (a)	894	43,213

		205,170

Beverages — 2.6%
Coca-Cola Co. (The) (a)	1,236	57,928
Constellation Brands, Inc., Class A	28	4,943
Molson Coors Brewing Co., Class B (a)	267	15,930
PepsiCo, Inc. (a)	240	29,414

		108,215

Biotechnology — 2.3%
AbbVie, Inc. (a)	87	7,049
Alexion Pharmaceuticals, Inc. *	107	14,432
Amgen, Inc.	31	5,931
Biogen, Inc. *	57	13,490
Celgene Corp. *	172	16,211
Gilead Sciences, Inc.	222	14,450
Regeneron Pharmaceuticals, Inc. *	19	7,757
Vertex Pharmaceuticals, Inc. *	92	16,958

		96,278

Building Products — 0.3%
Masco Corp.	347	13,631

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	425	21,426
Charles Schwab Corp. (The) (a)	448	19,167
CME Group, Inc.	22	3,563
Intercontinental Exchange, Inc.	338	25,710
Morgan Stanley (a)	798	33,661
TD Ameritrade Holding Corp.	267	13,360

		116,887

Chemicals — 2.0%
Celanese Corp.	104	10,284
DowDuPont, Inc. (a)	733	39,094
Eastman Chemical Co.	274	20,782
Linde plc (United Kingdom)	54	9,585
RPM International, Inc.	35	2,018

		81,763

Commercial Services & Supplies — 0.1%
Cintas Corp.	11	2,197

Communications Equipment — 0.4%
Cisco Systems, Inc.	245	13,207
Motorola Solutions, Inc.	18	2,459

		15,666

Consumer Finance — 0.8%
American Express Co.	149	16,288
Capital One Financial Corp.	216	17,667

		33,955

Containers & Packaging — 0.4%
Avery Dennison Corp.	51	5,815
Packaging Corp. of America	23	2,266
Westrock Co.	239	9,174

		17,255

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	70	1,685

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B * (a)	319	64,180

Diversified Telecommunication Services — 1.2%
AT&T, Inc. (a)	109	3,408
Verizon Communications, Inc. (a)	758	44,805

		48,213

Electric Utilities — 2.8%
American Electric Power Co., Inc.	123	10,339
Edison International	251	15,529
Exelon Corp.	573	28,703
FirstEnergy Corp.	80	3,325
NextEra Energy, Inc. (a)	178	34,494
Xcel Energy, Inc. (a)	459	25,804

		118,194

Electrical Equipment — 0.7%
Eaton Corp. plc (a)	385	31,018

Entertainment — 2.0%
Electronic Arts, Inc. *	205	20,799
Netflix, Inc. * (a)	96	34,148
Walt Disney Co. (The) (a)	250	27,777

		82,724

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	96	19,326
Boston Properties, Inc.	36	4,826
Digital Realty Trust, Inc.	27	3,184
Equinix, Inc.	15	6,888
Equity Residential	74	5,545
Federal Realty Investment Trust	65	9,009
Host Hotels & Resorts, Inc.	298	5,627

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mid-America Apartment Communities, Inc.	19	2,099
Prologis, Inc.	249	17,884
Public Storage	19	4,049
Ventas, Inc.	98	6,257
Vornado Realty Trust	181	12,203

		96,897

Food Products — 0.9%
Mondelez International, Inc., Class A (a)	794	39,651

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	86	7,009
Becton Dickinson and Co. (a)	28	6,980
Boston Scientific Corp. * (a)	941	36,098
Danaher Corp.	103	13,547
Intuitive Surgical, Inc. *	14	7,999
Medtronic plc (a)	415	37,821
Zimmer Biomet Holdings, Inc. (a)	258	32,959

		142,413

Health Care Providers & Services — 2.9%
Anthem, Inc.	76	21,816
Cigna Corp. (a)	188	30,218
CVS Health Corp.	226	12,201
McKesson Corp.	9	1,083
UnitedHealth Group, Inc. (a)	227	56,130

		121,448

Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	159	13,232
Royal Caribbean Cruises Ltd.	37	4,243
Yum! Brands, Inc.	265	26,465

		43,940

Household Durables — 0.3%
Lennar Corp., Class A	213	10,469

Household Products — 0.5%
Procter & Gamble Co. (The)	210	21,819

Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	271	43,032

Insurance — 2.3%
Allstate Corp. (The)	80	7,510
American International Group, Inc.	394	16,949
Everest Re Group Ltd.	23	5,036
Hartford Financial Services Group, Inc. (The)	312	15,505
Lincoln National Corp.	219	12,835
Marsh & McLennan Cos., Inc.	64	5,966
MetLife, Inc. (a)	560	23,858
Prudential Financial, Inc.	82	7,508

		95,167

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A * (a)	63	73,909
Alphabet, Inc., Class C * (a)	61	71,419
Facebook, Inc., Class A * (a)	222	37,082

		182,410

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. * (a)	81	143,671
Booking Holdings, Inc. *	5	7,992
Expedia Group, Inc.	122	14,505

		166,168

IT Services — 4.7%
Alliance Data Systems Corp.	36	6,299
Automatic Data Processing, Inc. (a)	315	50,274
Fidelity National Information Services, Inc. (a)	190	21,516
First Data Corp., Class A *	168	4,418
Mastercard, Inc., Class A	111	26,130
PayPal Holdings, Inc. * (a)	379	39,342
Visa, Inc., Class A (a)	304	47,476

		195,455

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	56	4,523
Illumina, Inc. *	26	8,044
Thermo Fisher Scientific, Inc.	67	18,405

		30,972

Machinery — 2.5%
Caterpillar, Inc.	101	13,625
Cummins, Inc.	117	18,398
Deere & Co.	52	8,340
Ingersoll-Rand plc (a)	152	16,411
PACCAR, Inc. (a)	289	19,685
Snap-on, Inc.	80	12,581
Stanley Black & Decker, Inc.	121	16,409

		105,449

Media — 2.6%
Charter Communications, Inc., Class A * (a)	92	32,027
Comcast Corp., Class A (a)	1,401	56,001
Discovery, Inc., Class A * (a)	368	9,940
Discovery, Inc., Class C *	242	6,143
DISH Network Corp., Class A*	102	3,241

		107,352

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	338	4,351
Newmont Mining Corp.	83	2,952

		7,303

Multiline Retail — 0.3%
Dollar General Corp.	98	11,737

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	50	2,944
Sempra Energy	102	12,891

		15,835

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp. (a)	475	58,477
Concho Resources, Inc.	40	4,405
Diamondback Energy, Inc.	162	16,479
EOG Resources, Inc. (a)	341	32,466
Exxon Mobil Corp. (a)	230	18,544
Marathon Petroleum Corp. (a)	489	29,280
Occidental Petroleum Corp. (a)	296	19,597
ONEOK, Inc.	224	15,612
Parsley Energy, Inc., Class A *	101	1,950
Phillips 66	21	1,961
Pioneer Natural Resources Co. (a)	158	24,028

		222,799

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	66	10,984

Pharmaceuticals — 5.1%
Allergan plc	72	10,599
Bristol-Myers Squibb Co.	27	1,288
Eli Lilly & Co.	262	34,009
Johnson & Johnson (a)	356	49,783
Merck & Co., Inc. (a)	633	52,647
Mylan NV *	90	2,564
Nektar Therapeutics *	33	1,116
Pfizer, Inc. (a)	1,334	56,645
Zoetis, Inc.	23	2,295

		210,946

Road & Rail — 2.2%
CSX Corp.	58	4,304
Lyft, Inc., Class A *	21	1,629
Norfolk Southern Corp. (a)	215	40,116
Union Pacific Corp. (a)	276	46,065

		92,114

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc. (a)	454	47,757
Broadcom, Inc.	60	18,091
Intel Corp.	163	8,736
Marvell Technology Group Ltd.	170	3,379
NVIDIA Corp. (a)	182	32,665
Teradyne, Inc.	133	5,317
Texas Instruments, Inc. (a)	526	55,825

		171,770

Software — 7.4%
Adobe, Inc. *	43	11,464
Intuit, Inc.	18	4,802
Microsoft Corp. (a)	1,678	197,888
Oracle Corp. (a)	909	48,847
salesforce.com, Inc. * (a)	269	42,526
Workday, Inc., Class A *	8	1,541

		307,068

Specialty Retail — 4.7%
Advance Auto Parts, Inc.	60	10,187
AutoZone, Inc. * (a)	30	31,184
Best Buy Co., Inc.	243	17,253
Home Depot, Inc. (The) (a)	279	53,595
Lowe’s Cos., Inc.	265	29,003
O’Reilly Automotive, Inc. *	39	15,272
Ross Stores, Inc. (a)	350	32,559
TJX Cos., Inc. (The)	118	6,282

		195,335

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. (a)	791	150,170
Hewlett Packard Enterprise Co.	919	14,176
HP, Inc. (a)	582	11,310

		175,656

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	72	6,038
PVH Corp.	98	11,975

		18,013

Tobacco — 1.4%
Altria Group, Inc.	242	13,895
Philip Morris International, Inc. (a)	526	46,451

		60,346

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	101	4,371

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	187	12,953

TOTAL COMMON STOCKS (Cost $3,671,951)		4,096,540

	No. of Contracts
OPTIONS PURCHASED — 1.2%
PUT OPTIONS PURCHASED — 1.2%
Index Funds — 1.2%
S&P 500 Index
6/28/2019 at USD 2,680.00, European Style Notional Amount: USD 2,123,249 Exchange Traded *	7,491	25,282
6/28/2019 at USD 2,685.00, European Style Notional Amount: USD 2,037,367 Exchange Traded *	7,188	24,870

TOTAL PUT OPTIONS PURCHASED		50,152

TOTAL OPTIONS PURCHASED (Cost $51,774)		50,152

	Shares (000)
SHORT-TERM INVESTMENTS — 5.5%
INVESTMENT COMPANIES — 5.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (c) (d) (Cost $229,197)	229,197	229,197

Total Investments — 104.8% (Cost $3,952,922)		4,375,889
Liabilities in Excess of Other Assets — (4.8%)		(199,407)

Net Assets — 100.0%		4,176,482

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	325	06/2019	USD	46,101	1,289

					1,289

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	14,679	USD	4,160,616	USD	2,925	6/28/2019	(43,890)

								(43,890)

Written Put Options Contracts as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	14,679	USD	4,160,616	USD	2,260	6/28/2019	(6,532)

								(6,532)

Total Written Options Contracts (Premiums Received $48,331)								(50,422)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein. The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,375,889	$—	$—	$4,375,889

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,289	$—	$—	$1,289

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(43,890)	$—	$—	$(43,890)
Put Options Written	(6,532)	—	—	(6,532)

Total Depreciation in Other Financial Instruments	$(50,422)	$—	$—	$(50,422)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates – The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	$92,778	$1,934,537	$1,798,118	$—	$—	$229,197	229,197	$1,191	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.7%
Aerospace & Defense — 3.7%
Boeing Co. (The)	207	79,068
TransDigm Group, Inc. *	58	26,513

		105,581

Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	24	1,837

Airlines — 1.2%
Spirit Airlines, Inc. *	48	2,511
United Continental Holdings, Inc. *	396	31,561

		34,072

Automobiles — 0.9%
General Motors Co.	708	26,256

Banks — 5.1%
Bank of America Corp.	2,377	65,570
Citigroup, Inc.	877	54,542
M&T Bank Corp.	28	4,412
Regions Financial Corp.	1,444	20,426

		144,950

Beverages — 2.3%
Molson Coors Brewing Co., Class B	390	23,237
PepsiCo, Inc.	350	42,868

		66,105

Biotechnology — 5.9%
Amgen, Inc.	397	75,336
Biogen, Inc. *	74	17,398
Celgene Corp. *	208	19,660
Gilead Sciences, Inc.	855	55,557

		167,951

Capital Markets — 0.5%
Ameriprise Financial, Inc.	114	14,590

Chemicals — 1.2%
CF Industries Holdings, Inc.	505	20,644
Huntsman Corp.	679	15,271

		35,915

Communications Equipment — 1.4%
Cisco Systems, Inc.	745	40,233

Consumer Finance — 3.5%
American Express Co.	539	58,935
Capital One Financial Corp.	188	15,374
Credit Acceptance Corp. * (a)	51	23,014
Discover Financial Services	46	3,295

		100,618

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	309	9,678

Electric Utilities — 1.3%
Exelon Corp.	726	36,374

Electronic Equipment, Instruments & Components — 0.2%
Tech Data Corp. *	52	5,331

Entertainment — 0.6%
Electronic Arts, Inc. *	103	10,417
Live Nation Entertainment, Inc. *	115	7,275

		17,692

Equity Real Estate Investment Trusts (REITs) — 2.2%
Cousins Properties, Inc.	2,020	19,512
Medical Properties Trust, Inc.	1,191	22,053
Park Hotels & Resorts, Inc.	477	14,839
Ryman Hospitality Properties, Inc.	74	6,086

		62,490

Food & Staples Retailing — 0.9%
Walgreens Boots Alliance, Inc.	418	26,447

Food Products — 1.3%
General Mills, Inc.	262	13,538
Post Holdings, Inc. *	211	23,116

		36,654

Health Care Equipment & Supplies — 0.6%
DexCom, Inc. *	134	15,995

Health Care Providers & Services — 5.9%
Anthem, Inc.	230	65,919
Centene Corp. *	285	15,139
Humana, Inc.	111	29,500
McKesson Corp.	140	16,388
Tenet Healthcare Corp. *	598	17,246
UnitedHealth Group, Inc.	103	25,468

		169,660

Hotels, Restaurants & Leisure — 1.3%
Dunkin’ Brands Group, Inc.	330	24,768
Planet Fitness, Inc., Class A *	168	11,552

		36,320

Household Durables — 1.1%
Garmin Ltd.	239	20,612
PulteGroup, Inc.	449	12,551

		33,163

Household Products — 0.5%
Energizer Holdings, Inc.	297	13,358

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp.	1,232	22,267
NRG Energy, Inc.	578	24,571
Vistra Energy Corp.	768	19,999

		66,837

Insurance — 3.5%
Allstate Corp. (The)	233	21,934
Lincoln National Corp.	392	23,005
Progressive Corp. (The)	148	10,648
Travelers Cos., Inc. (The)	322	44,097

		99,684

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A *	36	42,015
Alphabet, Inc., Class C *	76	89,524
Twitter, Inc. *	703	23,101

		154,640

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc. *	28	50,039
eBay, Inc.	313	11,636
Expedia Group, Inc.	201	23,955

		85,630

IT Services — 0.7%
Sabre Corp.	928	19,846

Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	132	18,945

Machinery — 2.4%
Allison Transmission Holdings, Inc.	504	22,626
Caterpillar, Inc.	273	37,016
Deere & Co.	65	10,454

		70,096

Media — 3.0%
AMC Networks, Inc., Class A * (a)	332	18,839
Comcast Corp., Class A	1,553	62,085
Omnicom Group, Inc.	54	3,934

		84,858

Multiline Retail — 0.8%
Kohl’s Corp.	347	23,877

Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	667	82,149
ConocoPhillips	868	57,937
CVR Energy, Inc.	124	5,109
HollyFrontier Corp.	350	17,225
PBF Energy, Inc., Class A	67	2,083
Peabody Energy Corp.	646	18,287
Valero Energy Corp.	14	1,227

		184,017

Personal Products — 0.8%
Herbalife Nutrition Ltd. * (a)	426	22,558

Pharmaceuticals — 1.7%
Allergan plc	96	13,982
Eli Lilly & Co.	75	9,719
Jazz Pharmaceuticals plc *	185	26,432

		50,133

Professional Services — 0.4%
ManpowerGroup, Inc.	149	12,312

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	353	17,457

Road & Rail — 1.5%
CSX Corp.	521	38,959
Lyft, Inc., Class A *	39	3,037

		41,996

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	1,490	59,094
KLA-Tencor Corp.	179	21,327
Lam Research Corp.	128	22,931
NXP Semiconductors NV (Netherlands)	20	1,741
QUALCOMM, Inc.	229	13,031

		118,124

Software — 9.2%
Fortinet, Inc. *	134	11,286
Microsoft Corp.	888	104,719
Oracle Corp.	1,316	70,655
Palo Alto Networks, Inc. *	82	19,868
VMware, Inc., Class A	320	57,709

		264,237

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	46	7,827
AutoZone, Inc. *	23	23,862
Burlington Stores, Inc. *	151	23,612
O’Reilly Automotive, Inc. *	62	24,152
Ross Stores, Inc.	185	17,261

		96,714

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	406	77,063
HP, Inc.	1,624	31,546

		108,609

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.	428	7,645
Tapestry, Inc.	8	247

		7,892

Trading Companies & Distributors — 0.7%
United Rentals, Inc. *	174	19,868

TOTAL COMMON STOCKS (Cost $2,256,493)		2,769,600

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $115,178)	115,178	115,178

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	13,002	13,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	7,166	7,166

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $20,170)		20,170

Total Investments — 101.4% (Cost $2,391,841)		2,904,948
Liabilities in Excess of Other Assets — (1.4%)		(38,826)

Net Assets — 100.0%		2,866,122

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $19,716,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	653	06/2019	USD	92,628	2,569

					2,569

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,904,948	$—	$—	$2,904,948

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,569	$—	$—	$2,569

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$116,500	$103,500	$4	$—	$13,004	13,002	$155	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	102,086	94,920	—	—	7,166	7,166	61	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	99,912	1,159,744	1,144,478	—	—	115,178	115,178	1,286	—

Total	$99,912	$1,378,330	$1,342,898	$4	$—	$135,348		1,502	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Aerospace & Defense — 4.3%
Boeing Co. (The)	100	37,951
Spirit AeroSystems Holdings, Inc., Class A	18	1,666
TransDigm Group, Inc. *	21	9,352

		48,969

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	55	4,144

Airlines — 0.8%
United Continental Holdings, Inc. *	120	9,606

Auto Components — 0.2%
Lear Corp.	21	2,863

Beverages — 2.4%
Molson Coors Brewing Co., Class B	123	7,355
PepsiCo, Inc.	162	19,902

		27,257

Biotechnology — 6.1%
Amgen, Inc.	155	29,494
Biogen, Inc. *	23	5,390
Celgene Corp. *	34	3,236
Gilead Sciences, Inc.	342	22,220
Vertex Pharmaceuticals, Inc. *	53	9,749

		70,089

Capital Markets — 0.9%
Moody’s Corp.	4	634
MSCI, Inc.	52	10,280

		10,914

Chemicals — 0.9%
CF Industries Holdings, Inc.	215	8,785
Westlake Chemical Corp.	18	1,235

		10,020

Communications Equipment — 0.3%
Cisco Systems, Inc.	57	3,099

Consumer Finance — 1.3%
Credit Acceptance Corp. *	22	9,938
FirstCash, Inc.	53	4,550

		14,488

Electronic Equipment, Instruments & Components — 0.1%
Tech Data Corp. *	17	1,756

Entertainment — 1.3%
Live Nation Entertainment, Inc. *	142	9,016
Netflix, Inc. *	9	3,245
World Wrestling Entertainment, Inc., Class A	27	2,343

		14,604

Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Commonwealth	70	2,298
Medical Properties Trust, Inc.	486	9,000
Park Hotels & Resorts, Inc.	182	5,643
Ryman Hospitality Properties, Inc.	109	8,931

		25,872

Food & Staples Retailing — 0.5%
Walgreens Boots Alliance, Inc.	90	5,707

Food Products — 1.7%
General Mills, Inc.	190	9,843
Post Holdings, Inc. *	87	9,474

		19,317

Health Care Equipment & Supplies — 0.6%
DexCom, Inc. *	63	7,479

Health Care Providers & Services — 4.1%
Anthem, Inc.	60	17,219
Humana, Inc.	26	6,996
Tenet Healthcare Corp. *	229	6,598
UnitedHealth Group, Inc.	65	16,097

		46,910

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	11	1,383

Hotels, Restaurants & Leisure — 1.3%
Dunkin’ Brands Group, Inc.	117	8,749
Hilton Worldwide Holdings, Inc.	28	2,302
Wendy’s Co. (The)	233	4,176

		15,227

Household Durables — 0.8%
Garmin Ltd.	41	3,506
PulteGroup, Inc.	213	5,941

		9,447

Household Products — 0.3%
Energizer Holdings, Inc.	72	3,221

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	135	5,722

Insurance — 0.8%
Allstate Corp. (The)	11	998
Everest Re Group Ltd.	3	691
First American Financial Corp.	72	3,703
Lincoln National Corp.	36	2,125
Progressive Corp. (The)	25	1,831

		9,348

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A *	27	32,129
Alphabet, Inc., Class C *	32	37,780
Facebook, Inc., Class A *	58	9,668
IAC/InterActiveCorp *	33	6,871
TripAdvisor, Inc. *	161	8,268
Twitter, Inc. *	242	7,947

		102,663

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc. *	32	56,450
eBay, Inc.	353	13,118
Expedia Group, Inc.	72	8,556

		78,124

IT Services — 8.0%
Euronet Worldwide, Inc. *	40	5,661
Mastercard, Inc., Class A	21	5,039

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
PayPal Holdings, Inc. *	153	15,887
Sabre Corp.	407	8,706
VeriSign, Inc. *	50	9,150
Visa, Inc., Class A	301	46,951

		91,394

Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	64	9,178

Machinery — 2.3%
Allison Transmission Holdings, Inc.	195	8,773
Caterpillar, Inc.	102	13,874
Deere & Co.	22	3,533

		26,180

Media — 1.8%
AMC Networks, Inc., Class A *	53	2,991
Comcast Corp., Class A	233	9,295
Discovery, Inc., Class A *	142	3,845
Omnicom Group, Inc.	60	4,380

		20,511

Multiline Retail — 0.7%
Kohl’s Corp.	123	8,472

Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips	204	13,602
Peabody Energy Corp.	232	6,561

		20,163

Personal Products — 0.7%
Herbalife Nutrition Ltd. *	151	7,991

Pharmaceuticals — 1.1%
Allergan plc	33	4,787
Jazz Pharmaceuticals plc *	55	7,834

		12,621

Professional Services — 0.8%
Robert Half International, Inc.	138	9,018

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	48	2,369

Road & Rail — 1.9%
CSX Corp.	186	13,924
Lyft, Inc., Class A *	15	1,206
Union Pacific Corp.	39	6,571

		21,701

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	580	23,007
KLA-Tencor Corp.	76	9,039
Lam Research Corp.	54	9,649
Micron Technology, Inc. *	23	959

		42,654

Software — 13.8%
Adobe, Inc. *	31	8,208
Citrix Systems, Inc.	89	8,830
Fortinet, Inc. *	106	8,892
Microsoft Corp.	667	78,695
Oracle Corp.	404	21,704
Palo Alto Networks, Inc. *	39	9,351
VMware, Inc., Class A	127	22,871

		158,551

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	17	2,865
AutoZone, Inc. *	10	9,934
Foot Locker, Inc.	146	8,854
Ross Stores, Inc.	157	14,579
Ulta Beauty, Inc. *	10	3,522

		39,754

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	349	66,378
Dell Technologies, Inc., Class C *	76	4,460
HP, Inc.	223	4,337
NetApp, Inc.	58	3,994

		79,169

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	509	9,103

Trading Companies & Distributors — 1.0%
United Rentals, Inc. *	73	8,375
WW Grainger, Inc.	11	3,250

		11,625

TOTAL COMMON STOCKS (Cost $805,036)		1,118,683

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $22,848)	22,848	22,848

Total Investments — 99.6% (Cost $827,884)		1,141,531
Other Assets Less Liabilities — 0.4%		4,293

Net Assets — 100.0%		1,145,824

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

MSCI	Morgan Stanley Capital International

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	180	06/2019	USD	25,533	494

					494

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,141,531	$—	$—	$1,141,531

Appreciation in Other Financial Instruments
Futures Contracts (a)	$494	$—	$—	$494

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares (a)	$—	$54,000	$54,000	$—	$—	$—	—	$52	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	39,660	39,660	—	—	—	—	31	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	27,874	335,235	340,261	—	—	22,848	22,848	420	—

Total	$27,874	$428,895	$433,921	$—	$—	22,848		$503	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.7%
Boeing Co. (The)	1		462

Airlines — 1.0%
Delta Air Lines, Inc.	6		286

Banks — 5.8%
Bank of America Corp.	25		693
Citigroup, Inc.	12		749
PNC Financial Services Group, Inc. (The)	1		160

			1,602

Beverages — 2.9%
PepsiCo, Inc.	7		809

Biotechnology — 5.4%
Amgen, Inc.	4		737
Biogen, Inc. *	1		200
Gilead Sciences, Inc.	8		551

			1,488

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)	7		364
Northern Trust Corp.	3		271

			635

Chemicals — 0.9%
Axalta Coating Systems Ltd. *	9		238

Communications Equipment — 3.4%
Cisco Systems, Inc.	18		945

Consumer Finance — 2.3%
American Express Co.	6		636

Containers & Packaging — 1.5%
Ball Corp.	5		300
International Paper Co.	3		122

			422

Diversified Consumer Services — 0.2%
H&R Block, Inc.	2		47

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	14		828

Electric Utilities — 3.3%
Exelon Corp.	12		579
NextEra Energy, Inc.	2		333

			912

Energy Equipment & Services — 2.5%
Baker Hughes a GE Co.	7		202
Halliburton Co.	4		108
National Oilwell Varco, Inc.	5		132
TechnipFMC plc (United Kingdom)	10		233

			675

Entertainment — 1.7%
Electronic Arts, Inc. *	3		284
Walt Disney Co. (The)	2		196

			480

Equity Real Estate Investment Trusts (REITs) — 0.2%
Host Hotels & Resorts, Inc.	3		53

Food & Staples Retailing — 1.2%
Walgreens Boots Alliance, Inc.	5		330

Food Products — 0.5%
General Mills, Inc.	3		149

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	4		285
DexCom, Inc. *	1		112

			397

Health Care Providers & Services — 6.1%
Anthem, Inc.	2		636
Centene Corp. *	2		92
Cigna Corp.	2		270
Humana, Inc.	1		383
UnitedHealth Group, Inc.	1		220
WellCare Health Plans, Inc. *	—	(a)	73

			1,674

Hotels, Restaurants & Leisure — 0.3%
Dunkin’ Brands Group, Inc.	1		89

Household Products — 1.8%
Procter & Gamble Co. (The)	5		506

Insurance — 3.4%
Allstate Corp. (The)	4		373
Lincoln National Corp.	4		231
Travelers Cos., Inc. (The)	2		336

			940

Interactive Media & Services — 4.7%
Alphabet, Inc., Class A *	—	(a)	471
Alphabet, Inc., Class C *	1		833

			1,304

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc. *	1		890
eBay, Inc.	3		117

			1,007

IT Services — 2.6%
Accenture plc, Class A	4		704

Machinery — 4.7%
Allison Transmission Holdings, Inc.	5		232
Caterpillar, Inc.	2		294
Flowserve Corp.	5		220
Ingersoll-Rand plc	3		274
Xylem, Inc.	3		272

			1,292

Multiline Retail — 1.2%
Target Corp.	4		329

Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	2		161
Phillips 66	3		321
Valero Energy Corp.	4		345

			827

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Pharmaceuticals — 0.7%
Eli Lilly & Co.	1		192

Real Estate Management & Development — 2.3%
CBRE Group, Inc., Class A *	4		213
Cushman & Wakefield plc *	12		213
Jones Lang LaSalle, Inc.	1		221

			647

Road & Rail — 1.0%
CSX Corp.	4		267

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.	15		591
First Solar, Inc. *	2		128
KLA-Tencor Corp.	—	(a)	39
Lam Research Corp.	1		223
Micron Technology, Inc. *	2		70

			1,051

Software — 7.4%
Adobe, Inc. *	1		258
Microsoft Corp.	15		1,770

			2,028

Specialty Retail — 1.6%
Best Buy Co., Inc.	3		234
Foot Locker, Inc.	4		217

			451

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	3		621
HP, Inc.	10		188
NetApp, Inc.	2		167

			976

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp. *	2		220
NIKE, Inc., Class B	4		321

			541

Trading Companies & Distributors — 0.8%
United Rentals, Inc. *	2		226

TOTAL COMMON STOCKS (Cost $22,350)			26,445

SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $952)	952		952

Total Investments — 99.3% (Cost $23,302)			27,397
Other Assets Less Liabilities — 0.7%			188

Net Assets — 100.0%			27,585

Percentages indicated are based on net assets.

(a)	Amount rounds to less than one thousand.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	06/2019	USD	1,135	20

					20

Abbreviations

USD           United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,397	$—	$—	$27,397

Appreciation in Other Financial Instruments
Futures Contracts (a)	$20	$—	$—	$20

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	$976	$10,453	$10,477	$—	$—	$952	952	$12	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.6%
Boeing Co. (The)	38	14,609
TransDigm Group, Inc. *	7	3,314

		17,923

Airlines — 0.7%
United Continental Holdings, Inc. *	101	8,050

Automobiles — 1.6%
General Motors Co.	468	17,344

Banks — 10.1%
Bank of America Corp.	1,335	36,822
CIT Group, Inc.	173	8,313
Citigroup, Inc.	536	33,374
Citizens Financial Group, Inc.	216	7,033
M&T Bank Corp.	55	8,558
Popular, Inc. (Puerto Rico)	165	8,591
Regions Financial Corp.	555	7,853

		110,544

Beverages — 1.3%
Molson Coors Brewing Co., Class B	140	8,321
PepsiCo, Inc.	48	5,895

		14,216

Biotechnology — 4.0%
Amgen, Inc.	109	20,792
Biogen, Inc. *	16	3,711
Celgene Corp. *	28	2,623
Gilead Sciences, Inc.	253	16,460

		43,586

Capital Markets — 0.6%
Ameriprise Financial, Inc.	55	6,981

Chemicals — 1.4%
CF Industries Holdings, Inc.	207	8,478
Huntsman Corp.	287	6,457

		14,935

Communications Equipment — 1.8%
Cisco Systems, Inc.	371	20,009

Construction & Engineering — 0.7%
AECOM *	97	2,866
EMCOR Group, Inc.	57	4,173

		7,039

Consumer Finance — 2.4%
American Express Co.	82	8,941
Credit Acceptance Corp. * (a)	19	8,795
Discover Financial Services	117	8,354

		26,090

Diversified Financial Services — 0.7%
Voya Financial, Inc.	151	7,559

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	421	24,894

Electric Utilities — 3.5%
Entergy Corp.	56	5,326
Exelon Corp.	505	25,326
OGE Energy Corp.	168	7,244

		37,896

Electronic Equipment, Instruments & Components — 0.1%
Tech Data Corp. *	8	809

Equity Real Estate Investment Trusts (REITs) — 3.7%
Cousins Properties, Inc.	542	5,235
GEO Group, Inc. (The)	129	2,467
Hospitality Properties Trust	107	2,826
Medical Properties Trust, Inc.	470	8,696
Park Hotels & Resorts, Inc.	239	7,439
SL Green Realty Corp.	95	8,524
Spirit Realty Capital, Inc.	119	4,711

		39,898

Food & Staples Retailing — 1.3%
Walgreens Boots Alliance, Inc.	34	2,145
Walmart, Inc.	127	12,406

		14,551

Food Products — 2.6%
Pilgrim’s Pride Corp. *	416	9,262
Post Holdings, Inc. *	84	9,222
Tyson Foods, Inc., Class A	138	9,554

		28,038

Health Care Equipment & Supplies — 1.0%
Hologic, Inc. *	128	6,200
Medtronic plc	56	5,055

		11,255

Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	51	4,024
Anthem, Inc.	65	18,711
Centene Corp. *	130	6,882
Humana, Inc.	14	3,777
Tenet Healthcare Corp. *	200	5,753
UnitedHealth Group, Inc.	55	13,476

		52,623

Hotels, Restaurants & Leisure — 0.8%
Wendy’s Co. (The) (a)	462	8,269

Household Durables — 0.7%
Toll Brothers, Inc.	205	7,403

Household Products — 1.2%
Energizer Holdings, Inc.	178	7,984
Procter & Gamble Co. (The)	50	5,182

		13,166

Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.	491	8,875
NRG Energy, Inc.	213	9,044
Vistra Energy Corp.	335	8,728

		26,647

Insurance — 6.6%
Allstate Corp. (The)	216	20,305
Aon plc	32	5,377
First American Financial Corp.	20	1,014
Lincoln National Corp.	148	8,705

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
MetLife, Inc.	55	2,320
Primerica, Inc.	64	7,769
Travelers Cos., Inc. (The)	194	26,582

		72,072

Interactive Media & Services — 1.1%
Alphabet, Inc., Class C *	9	10,090
TripAdvisor, Inc. * (a)	44	2,259

		12,349

IT Services — 1.0%
Euronet Worldwide, Inc. *	21	2,923
Sabre Corp.	376	8,043

		10,966

Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	61	8,789

Machinery — 2.1%
Allison Transmission Holdings, Inc.	189	8,481
Caterpillar, Inc.	82	11,137
Deere & Co.	17	2,701

		22,319

Media — 3.7%
AMC Networks, Inc., Class A *	84	4,745
Comcast Corp., Class A	880	35,183

		39,928

Metals & Mining — 0.6%
Steel Dynamics, Inc.	196	6,927

Oil, Gas & Consumable Fuels — 10.1%
Chevron Corp.	322	39,708
ConocoPhillips	401	26,789
CVR Energy, Inc.	112	4,627
HollyFrontier Corp.	131	6,474
PBF Energy, Inc., Class A	168	5,244
Peabody Energy Corp.	181	5,119
Phillips 66	116	11,068
Valero Energy Corp.	130	11,028

		110,057

Paper & Forest Products — 0.8%
Domtar Corp.	179	8,897

Personal Products — 0.7%
Herbalife Nutrition Ltd. *	146	7,731

Pharmaceuticals — 3.9%
Allergan plc	18	2,577
Eli Lilly & Co.	13	1,661
Endo International plc *	137	1,103
Jazz Pharmaceuticals plc *	65	9,320
Mylan NV *	146	4,146
Pfizer, Inc.	557	23,674

		42,481

Professional Services — 0.8%
ManpowerGroup, Inc.	100	8,236

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	34	1,686
Cushman & Wakefield plc * (a)	275	4,897
Jones Lang LaSalle, Inc.	53	8,141

		14,724

Road & Rail — 1.0%
CSX Corp.	142	10,610

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	302	11,969
KLA-Tencor Corp.	6	693
Lam Research Corp.	50	8,951
Micron Technology, Inc. *	171	7,055
NXP Semiconductors NV (Netherlands)	74	6,514
QUALCOMM, Inc.	96	5,463

		40,645

Software — 1.9%
Citrix Systems, Inc.	17	1,654
Oracle Corp.	138	7,428
VMware, Inc., Class A (a)	64	11,553

		20,635

Specialty Retail — 1.8%
O’Reilly Automotive, Inc. *	51	19,726

Technology Hardware, Storage & Peripherals — 1.3%
HP, Inc.	390	7,570
NetApp, Inc.	100	6,955

		14,525

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	30	4,380

Trading Companies & Distributors — 0.7%
United Rentals, Inc. *	68	7,746

TOTAL COMMON STOCKS (Cost $916,207)		1,043,468

SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 4.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $48,088)	48,088	48,088

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	3,003	3,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	6,201	6,201

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,204)		9,204

Total Investments—100.9% (Cost $973,499)		1,100,760
Liabilities in Excess of Other Assets — (0.9%)		(9,521)

Net Assets — 100.0%		1,091,239

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $9,081,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	328	06/2019	USD	46,527	1,019

					1,019

Abbreviations

USD	United States Dollar

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,100,760	$—	$—	$1,100,760

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,019	$—	$—	$1,019

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$57,000	$54,000	$3	$—	$3,003	3,003	$122	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	77,872	71671	—	—	6,201	6,201	62	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	47,528	263,326	262,766	—	—	48,088	48,088	492	—

Total	$47,528.00	$398,198.00	$388,437.00	$3	$—	$57,292		$676	—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 0.8%
Curtiss-Wright Corp.	53	5,973
HEICO Corp., Class A (a)	203	17,040

		23,013

Auto Components — 0.9%
Aptiv plc	199	15,779
BorgWarner, Inc.	247	9,485

		25,264

Automobiles — 0.2%
Tesla, Inc. * (a)	18	4,953

Banks — 4.8%
Citizens Financial Group, Inc.	377	12,240
Comerica, Inc.	95	6,965
East West Bancorp, Inc.	247	11,852
Fifth Third Bancorp	692	17,441
First Republic Bank (a)	235	23,647
Huntington Bancshares, Inc.	754	9,561
M&T Bank Corp.	157	24,675
SunTrust Banks, Inc.	340	20,119
Zions Bancorp NA	110	5,009

		131,509

Beverages — 0.8%
Constellation Brands, Inc., Class A	59	10,371
Keurig Dr Pepper, Inc.	194	5,428
Molson Coors Brewing Co., Class B	98	5,874

		21,673

Biotechnology — 2.7%
Agios Pharmaceuticals, Inc. * (a)	103	6,973
Alnylam Pharmaceuticals, Inc. * (a)	62	5,775
BioMarin Pharmaceutical, Inc. *	81	7,195
Exact Sciences Corp. *	173	14,951
Exelixis, Inc. * (a)	540	12,852
Intercept Pharmaceuticals, Inc. * (a)	20	2,226
Moderna, Inc. * (a)	205	4,166
Sage Therapeutics, Inc. * (a)	52	8,318
Spark Therapeutics, Inc. *	18	2,096
Vertex Pharmaceuticals, Inc. *	43	7,965

		72,517

Building Products — 1.4%
Fortune Brands Home & Security, Inc.	373	17,747
Lennox International, Inc.	74	19,656

		37,403

Capital Markets — 4.4%
Ameriprise Financial, Inc.	107	13,650
Invesco Ltd.	334	6,457
MSCI, Inc.	51	10,162
Nasdaq, Inc.	137	12,012
Northern Trust Corp.	151	13,675
Raymond James Financial, Inc.	148	11,867
S&P Global, Inc. (a)	107	22,424
T. Rowe Price Group, Inc.	183	18,354
TD Ameritrade Holding Corp.	226	11,273

		119,874

Chemicals — 0.4%
Sherwin-Williams Co. (The)	28	12,077

Commercial Services & Supplies — 1.9%
Copart, Inc. *	302	18,298
Waste Connections, Inc. (a)	385	34,081

		52,379

Communications Equipment — 0.9%
Arista Networks, Inc. *	60	19,022
CommScope Holding Co., Inc. *	251	5,461

		24,483

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	49	9,944
Vulcan Materials Co. (a)	169	19,974

		29,918

Consumer Finance — 0.4%
Ally Financial, Inc.	382	10,489

Containers & Packaging — 2.8%
Avery Dennison Corp.	174	19,662
Ball Corp. (a)	598	34,576
Silgan Holdings, Inc.	457	13,545
Westrock Co.	255	9,796

		77,579

Distributors — 0.4%
Genuine Parts Co.	86	9,592

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	107	13,588

Electric Utilities — 1.7%
Edison International	89	5,541
Evergy, Inc.	220	12,759
Xcel Energy, Inc.	488	27,414

		45,714

Electrical Equipment — 1.6%
Acuity Brands, Inc.	89	10,634
AMETEK, Inc.	329	27,277
Hubbell, Inc.	61	7,193

		45,104

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	370	34,925
Arrow Electronics, Inc. *	210	16,171
CDW Corp.	168	16,148
Corning, Inc.	337	11,158
Keysight Technologies, Inc. *	199	17,376
Zebra Technologies Corp., Class A *	77	16,092

		111,870

Entertainment — 1.1%
Spotify Technology SA *	91	12,603
Take-Two Interactive Software, Inc. *	187	17,685

		30,288

Equity Real Estate Investment Trusts (REITs) — 5.8%
American Campus Communities, Inc.	164	7,804
American Homes 4 Rent, Class A	332	7,549
AvalonBay Communities, Inc.	89	17,907
Boston Properties, Inc.	129	17,324

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Brixmor Property Group, Inc.	594	10,913
Essex Property Trust, Inc.	37	10,739
Federal Realty Investment Trust	111	15,275
JBG SMITH Properties	139	5,763
Kimco Realty Corp.	486	8,983
Outfront Media, Inc.	444	10,401
Rayonier, Inc.	332	10,455
Regency Centers Corp.	124	8,395
Vornado Realty Trust	199	13,433
Weyerhaeuser Co.	254	6,678
WP Carey, Inc.	76	5,985

		157,604

Food & Staples Retailing — 0.3%
Kroger Co. (The)	363	8,938

Food Products — 0.7%
Conagra Brands, Inc.	297	8,249
Post Holdings, Inc. *	111	12,091

		20,340

Gas Utilities — 0.6%
National Fuel Gas Co.	249	15,171

Health Care Equipment & Supplies — 2.5%
DexCom, Inc. *	98	11,648
Edwards Lifesciences Corp. *	76	14,570
Insulet Corp. * (a)	105	10,013
ResMed, Inc.	135	14,015
Zimmer Biomet Holdings, Inc.	140	17,872

		68,118

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc. * (a)	192	5,628
AmerisourceBergen Corp.	180	14,294
Centene Corp. *	232	12,336
Cigna Corp.	78	12,466
Covetrus, Inc. *	43	1,357
Henry Schein, Inc. *	130	7,830
Humana, Inc.	25	6,761
Laboratory Corp. of America Holdings *	90	13,813
Universal Health Services, Inc., Class B	106	14,117
WellCare Health Plans, Inc. *	63	16,886

		105,488

Health Care Technology — 1.0%
Teladoc Health, Inc. * (a)	211	11,737
Veeva Systems, Inc., Class A *	125	15,845

		27,582

Hotels, Restaurants & Leisure — 1.6%
Hilton Worldwide Holdings, Inc.	333	27,684
Red Rock Resorts, Inc., Class A	339	8,773
Vail Resorts, Inc.	39	8,518

		44,975

Household Durables — 0.7%
Mohawk Industries, Inc. *	110	13,853
Newell Brands, Inc.	282	4,331

		18,184

Household Products — 0.3%
Energizer Holdings, Inc.	170	7,631

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	76	9,268

Insurance — 4.3%
Alleghany Corp. *	13	8,173
Hartford Financial Services Group, Inc. (The)	348	17,288
Lincoln National Corp.	153	9,002
Loews Corp.	503	24,103
Marsh & McLennan Cos., Inc.	145	13,598
Principal Financial Group, Inc.	107	5,368
Progressive Corp. (The)	386	27,827
Unum Group	135	4,554
WR Berkley Corp.	103	8,687

		118,600

Interactive Media & Services — 0.1%
Match Group, Inc.	46	2,619

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	148	17,666
Wayfair, Inc., Class A * (a)	69	10,258

		27,924

IT Services — 5.7%
Booz Allen Hamilton Holding Corp.	301	17,483
Fiserv, Inc. *	291	25,645
Gartner, Inc. *	70	10,587
Global Payments, Inc.	224	30,622
GoDaddy, Inc., Class A *	222	16,722
Jack Henry & Associates, Inc.	89	12,339
Okta, Inc. * (a)	96	7,909
Shopify, Inc., Class A (Canada) *	43	8,885
Square, Inc., Class A *	157	11,792
Worldpay, Inc., Class A *	111	12,576

		154,560

Life Sciences Tools & Services — 0.4%
Illumina, Inc. *	33	10,278

Machinery — 3.3%
Fortive Corp.	133	11,157
IDEX Corp.	88	13,295
Middleby Corp. (The) *	89	11,623
Nordson Corp. (a)	80	10,628
Oshkosh Corp.	93	6,980
Parker-Hannifin Corp.	75	12,803
Snap-on, Inc.	88	13,769
Stanley Black & Decker, Inc.	81	11,016

		91,271

Media — 1.2%
CBS Corp. (Non-Voting), Class B	161	7,636
DISH Network Corp., Class A *	245	7,768
Liberty Broadband Corp., Class C *	54	4,924
Liberty Media Corp.-Liberty SiriusXM *	132	5,055
New York Times Co. (The), Class A (a)	259	8,515

		33,898

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.8%
Kohl’s Corp.	199	13,687
Nordstrom, Inc.	202	8,966

		22,653

Multi-Utilities — 2.7%
CMS Energy Corp.	509	28,285
Sempra Energy	142	17,871
WEC Energy Group, Inc.	350	27,711

		73,867

Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp.	454	11,850
Concho Resources, Inc.	127	14,125
Diamondback Energy, Inc.	202	20,523
EQT Corp.	382	7,913
Equitrans Midstream Corp.	352	7,672
PBF Energy, Inc., Class A	296	9,207
Williams Cos., Inc. (The)	915	26,276

		97,566

Personal Products — 0.5%
Coty, Inc., Class A	655	7,537
Edgewell Personal Care Co. *	160	7,023

		14,560

Pharmaceuticals — 1.2%
Catalent, Inc. *	238	9,648
Elanco Animal Health, Inc. *	220	7,052
Jazz Pharmaceuticals plc * (a)	105	14,953

		31,653

Professional Services — 0.7%
Verisk Analytics, Inc.	138	18,314

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A *	629	31,089
Cushman & Wakefield plc *	222	3,957

		35,046

Road & Rail — 0.6%
Lyft, Inc., Class A *	60	4,721
Old Dominion Freight Line, Inc.	84	12,129

		16,850

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. * (a)	652	16,631
Analog Devices, Inc.	112	11,839
Lam Research Corp.	99	17,650
Marvell Technology Group Ltd.	556	11,068
Microchip Technology, Inc. (a)	143	11,847
Xilinx, Inc.	205	25,979

		95,014

Software — 7.2%
Autodesk, Inc. *	132	20,599
DocuSign, Inc. * (a)	119	6,153
Fair Isaac Corp. *	44	11,843
Intuit, Inc.	55	14,351
Palo Alto Networks, Inc. *	93	22,627
Paycom Software, Inc. *	81	15,225
Proofpoint, Inc. *	112	13,600
Red Hat, Inc. *	79	14,360
ServiceNow, Inc. *	135	33,178
Splunk, Inc. *	137	17,108
Synopsys, Inc. *	247	28,471

		197,515

Specialty Retail — 6.2%
American Eagle Outfitters, Inc.	246	5,443
AutoZone, Inc. *	21	21,241
Best Buy Co., Inc.	184	13,079
Gap, Inc. (The)	389	10,185
National Vision Holdings, Inc. * (a)	211	6,619
O’Reilly Automotive, Inc. *	87	33,860
Ross Stores, Inc.	379	35,294
Tiffany & Co.	132	13,885
Tractor Supply Co.	222	21,713
Ulta Beauty, Inc. *	26	9,137

		170,456

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc. *	116	19,042
PVH Corp.	113	13,764
Ralph Lauren Corp.	81	10,531

		43,337

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	139	11,479
WW Grainger, Inc.	40	11,977

		23,456

TOTAL COMMON STOCKS (Cost $1,777,539)		2,662,023

SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $94,467)	94,467	94,467

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	55,010	55,015
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	18,614	18,614

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $73,628)		73,629

Total Investments — 103.6% (Cost $1,945,634)		2,830,119
Liabilities in Excess of Other Assets — (3.6%)		(97,337)

Net Assets — 100.0%		2,732,782

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $72,990,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,830,119	$—	$—	$2,830,119

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$186,000	$131,000	$14	$1	$55,015	55,010	$572	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	164,728	146,114	—	—	18,614	18,614	176	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	80,883	502,703	489,119	—	—	94,467	94,467	1,249	—

Total	$80,883	$853,431	$766,233	$14	$1	$168,096		$1,997	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.5%
Moog, Inc., Class A	5	391
Vectrus, Inc. *	48	1,266

		1,657

Airlines — 1.1%
SkyWest, Inc.	34	1,829
Spirit Airlines, Inc. *	37	1,956

		3,785

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc. *	113	1,624
Dana, Inc.	40	715
Modine Manufacturing Co. *	7	101
Stoneridge, Inc. *	2	63
Tenneco, Inc., Class A	68	1,513
Tower International, Inc.	7	142

		4,158

Banks — 9.5%
Bancorp, Inc. (The) *	64	520
Cathay General Bancorp (a)	11	367
Central Valley Community Bancorp	4	82
Community Trust Bancorp, Inc.	2	78
ConnectOne Bancorp, Inc.	32	638
Customers Bancorp, Inc. *	58	1,056
East West Bancorp, Inc.	5	224
Enterprise Financial Services Corp.	2	86
Fidelity Southern Corp. (a)	19	521
Financial Institutions, Inc.	24	666
First BanCorp (Puerto Rico) (a)	350	4,014
First Business Financial Services, Inc.	6	126
First Community Bancshares, Inc.	8	251
First Financial Bancorp	8	183
First Merchants Corp. (a)	14	515
Hancock Whitney Corp.	51	2,077
Hanmi Financial Corp.	45	963
IBERIABANK Corp.	7	504
Investors Bancorp, Inc.	307	3,636
NBT Bancorp, Inc.	4	153
Northeast Bancorp	5	112
Pacific Mercantile Bancorp *	7	50
Pacific Premier Bancorp, Inc. (a)	77	2,035
PacWest Bancorp	33	1,235
Popular, Inc. (Puerto Rico)	58	3,002
Premier Financial Bancorp, Inc.	3	54
Shore Bancshares, Inc.	8	124
Sierra Bancorp	4	96
Signature Bank	18	2,318
TCF Financial Corp.	149	3,089
Towne Bank	3	62
TriCo Bancshares	6	226
Umpqua Holdings Corp.	106	1,749
United Community Banks, Inc.	24	596
Wintrust Financial Corp.	26	1,717

		33,125

Beverages — 0.6%
Coca-Cola Consolidated, Inc.	7	2,130

Biotechnology — 6.5%
Acorda Therapeutics, Inc. * (a)	13	169
Aduro Biotech, Inc. *	82	327
Akebia Therapeutics, Inc. * (a)	46	377
Alector, Inc. * (a)	9	176
Allena Pharmaceuticals, Inc. *	35	242
AMAG Pharmaceuticals, Inc. * (a)	10	122
Amicus Therapeutics, Inc. *	77	1,051
AnaptysBio, Inc. * (a)	8	614
Aptinyx, Inc. *	1	4
Arrowhead Pharmaceuticals, Inc. * (a)	50	916
Assembly Biosciences, Inc. *	35	693
Atara Biotherapeutics, Inc. * (a)	7	274
Audentes Therapeutics, Inc. *	20	769
Bellicum Pharmaceuticals, Inc. * (a)	127	428
Bluebird Bio, Inc. * (a)	5	818
Blueprint Medicines Corp. * (a)	17	1,321
Cara Therapeutics, Inc. * (a)	23	443
Catalyst Pharmaceuticals, Inc. *	162	827
Coherus Biosciences, Inc. * (a)	50	679
Concert Pharmaceuticals, Inc. *	25	307
Dicerna Pharmaceuticals, Inc. * (a)	77	1,121
Dynavax Technologies Corp. * (a)	45	328
Esperion Therapeutics, Inc. * (a)	12	466
FibroGen, Inc. *	17	897
Gritstone Oncology, Inc. * (a)	11	149
Heron Therapeutics, Inc. * (a)	34	824
Homology Medicines, Inc. * (a)	30	829
Immunomedics, Inc. * (a)	64	1,226
Insmed, Inc. * (a)	35	1,020
Jounce Therapeutics, Inc. *	32	196
Principia Biopharma, Inc. *	1	41
Ra Pharmaceuticals, Inc. *	42	934
Radius Health, Inc. *	4	78
Rhythm Pharmaceuticals, Inc. *	20	543
Sage Therapeutics, Inc. * (a)	4	612
Sarepta Therapeutics, Inc. *	8	894
Selecta Biosciences, Inc. *	24	56
Sutro Biopharma, Inc. *	9	105
Syros Pharmaceuticals, Inc. *	71	647
TCR2 Therapeutics, Inc. *	19	326
Twist Bioscience Corp. *	17	382
Xencor, Inc. * (a)	15	463
Y-mAbs Therapeutics, Inc. * (a)	3	73

		22,767

Building Products — 0.4%
Insteel Industries, Inc.	3	65
Masonite International Corp. *	8	374
Universal Forest Products, Inc.	38	1,121

		1,560

Capital Markets — 1.7%
BGC Partners, Inc., Class A	26	140
Blucora, Inc. *	74	2,457
BrightSphere Investment Group plc	82	1,109
Cowen, Inc. * (a)	8	120
Federated Investors, Inc., Class B	40	1,158
Houlihan Lokey, Inc.	11	500
INTL. FCStone, Inc. *	1	38
Oppenheimer Holdings, Inc., Class A	11	297
Pzena Investment Management, Inc., Class A	9	74

		5,893

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Chemicals — 1.4%
AdvanSix, Inc. *	17	483
FutureFuel Corp.	24	327
OMNOVA Solutions, Inc. *	39	273
Rayonier Advanced Materials, Inc.	7	98
Stepan Co.	14	1,234
Trinseo SA	57	2,573
Valhi, Inc.	29	67

		5,055

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	67	2,433
ACCO Brands Corp.	304	2,598
Herman Miller, Inc.	4	130
Kimball International, Inc., Class B	16	230
Knoll, Inc.	40	754
LSC Communications, Inc.	71	460
Quad/Graphics, Inc.	40	472
RR Donnelley & Sons Co.	77	365
Steelcase, Inc., Class A	32	467
UniFirst Corp.	8	1,167

		9,076

Communications Equipment — 1.2%
Aerohive Networks, Inc. *	109	494
Ciena Corp. *	57	2,140
Extreme Networks, Inc. *	61	458
Lumentum Holdings, Inc. *	19	1,057

		4,149

Construction & Engineering — 2.0%
Comfort Systems USA, Inc.	14	757
EMCOR Group, Inc.	31	2,301
Great Lakes Dredge & Dock Corp.*	50	441
HC2 Holdings, Inc. * (a)	123	301
KBR, Inc.	77	1,466
MasTec, Inc. * (a)	13	630
Sterling Construction Co., Inc. *	51	640
Tutor Perini Corp. *	18	300

		6,836

Consumer Finance — 0.1%
Enova International, Inc. *	16	358

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	4	222

Distributors — 0.8%
Core-Mark Holding Co., Inc.	75	2,792

Diversified Consumer Services — 0.6%
American Public Education, Inc. *	11	322
K12, Inc. *	55	1,894

		2,216

Diversified Financial Services — 0.0%(b)
Marlin Business Services Corp.	4	84

Diversified Telecommunication Services — 0.2%
Ooma, Inc.*	42	549

Electric Utilities — 1.6%
IDACORP, Inc.	8	759
MGE Energy, Inc.	5	324
PNM Resources, Inc.	27	1,259
Portland General Electric Co.	42	2,201
Spark Energy, Inc., Class A (a)	120	1,067

		5,610

Electrical Equipment — 0.7%
Atkore International Group, Inc. *	28	605
Encore Wire Corp.	11	601
Generac Holdings, Inc. *	15	773
Regal Beloit Corp.	5	387

		2,366

Electronic Equipment, Instruments & Components — 4.4%
Fabrinet (Thailand) *	51	2,665
Insight Enterprises, Inc. *	21	1,153
KEMET Corp.	75	1,269
Kimball Electronics, Inc. *	34	525
Methode Electronics, Inc.	63	1,826
Sanmina Corp. *	84	2,415
Tech Data Corp. *	40	4,098
Vishay Intertechnology, Inc. (a)	46	840
Vishay Precision Group, Inc. *	13	435

		15,226

Energy Equipment & Services — 1.2%
Exterran Corp. * (a)	35	581
FTS International, Inc. *	127	1,268
Matrix Service Co. *	35	676
Nine Energy Service, Inc. * (a)	27	614
ProPetro Holding Corp. *	28	629
RigNet, Inc. *	29	279

		4,047

Equity Real Estate Investment Trusts (REITs) — 6.8%
American Assets Trust, Inc.	5	220
Americold Realty Trust	70	2,120
Armada Hoffler Properties, Inc.	107	1,673
Ashford Hospitality Trust, Inc.	14	66
Braemar Hotels & Resorts, Inc.	36	443
Chatham Lodging Trust	12	236
CoreCivic, Inc.	43	827
CorEnergy Infrastructure Trust, Inc.	1	40
CorePoint Lodging, Inc.	65	729
CoreSite Realty Corp.	8	821
Cousins Properties, Inc.	363	3,505
DiamondRock Hospitality Co.	47	511
First Industrial Realty Trust, Inc.	58	2,060
GEO Group, Inc. (The)	107	2,045
Getty Realty Corp.	5	167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12	315
Highwoods Properties, Inc.	4	173
Hudson Pacific Properties, Inc.	14	489
Jernigan Capital, Inc.	3	65
New Senior Investment Group, Inc. (a)	189	1,030
Physicians Realty Trust	13	235
Preferred Apartment Communities, Inc., Class A	6	92
Rexford Industrial Realty, Inc.	20	698
RLJ Lodging Trust	29	504
Sun Communities, Inc.	4	439
Sunstone Hotel Investors, Inc.	95	1,365
Tier REIT, Inc.	9	264
Urban Edge Properties	25	479
Xenia Hotels & Resorts, Inc.	102	2,235

		23,846

Food & Staples Retailing — 1.0%
Performance Food Group Co. *	61	2,434
Rite Aid Corp. * (a)	201	128
SpartanNash Co.	42	668
US Foods Holding Corp. *	12	429

		3,659

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food Products — 0.5%
Pilgrim’s Pride Corp. * (a)	38	840
Sanderson Farms, Inc. (a)	5	607
TreeHouse Foods, Inc. * (a)	3	219

		1,666

Gas Utilities — 1.0%
New Jersey Resources Corp.	32	1,591
ONE Gas, Inc.	6	552
Southwest Gas Holdings, Inc.	17	1,406

		3,549

Health Care Equipment & Supplies — 3.2%
Axonics Modulation Technologies, Inc. *	39	939
CONMED Corp.	4	366
FONAR Corp. *	8	153
Globus Medical, Inc., Class A *	7	366
Haemonetics Corp. *	28	2,476
Integer Holdings Corp. *	40	3,002
Lantheus Holdings, Inc. *	71	1,743
Masimo Corp. *	4	594
OraSure Technologies, Inc. *	60	667
SI-BONE, Inc. *	4	68
Tandem Diabetes Care, Inc. *	13	806

		11,180

Health Care Providers & Services — 4.0%
Addus HomeCare Corp. * (a)	9	585
Amedisys, Inc. *	5	567
American Renal Associates Holdings, Inc. *	18	109
Cross Country Healthcare, Inc. *	117	820
Diplomat Pharmacy, Inc. * (a)	44	253
Encompass Health Corp.	11	625
Ensign Group, Inc. (The)	35	1,802
Guardant Health, Inc. * (a)	4	322
LHC Group, Inc. *	4	410
Molina Healthcare, Inc. *	17	2,360
Owens & Minor, Inc.	261	1,071
Patterson Cos., Inc. (a)	31	669
RadNet, Inc. *	41	504
Tenet Healthcare Corp. *	103	2,959
Triple-S Management Corp., Class B (Puerto Rico) *	46	1,045

		14,101

Health Care Technology — 0.2%
Omnicell, Inc.*	7	534

Hotels, Restaurants & Leisure — 1.0%
Bloomin’ Brands, Inc.	50	1,019
Boyd Gaming Corp.	33	892
Marriott Vacations Worldwide Corp.	10	916
Penn National Gaming, Inc. * (a)	16	318
Red Robin Gourmet Burgers, Inc. * (a)	2	63
Texas Roadhouse, Inc.	3	174

		3,382

Household Durables — 1.9%
Bassett Furniture Industries, Inc.	7	117
Hamilton Beach Brands Holding Co., Class A	5	100
Helen of Troy Ltd. * (a)	26	2,979
Hooker Furniture Corp.	12	346
KB Home	44	1,068
Lifetime Brands, Inc.	18	167
Taylor Morrison Home Corp., Class A *	115	2,039

		6,816

Household Products — 0.1%
Central Garden & Pet Co., Class A *	22	516

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp. *	63	158
Clearway Energy, Inc., Class C (a)	92	1,392
Vistra Energy Corp.	13	334

		1,884

Insurance — 1.5%
American Equity Investment Life Holding Co.	55	1,478
CNO Financial Group, Inc.	12	190
FedNat Holding Co.	15	234
First American Financial Corp.	15	788
HCI Group, Inc.	4	187
Heritage Insurance Holdings, Inc.	5	73
National General Holdings Corp.	7	174
Selective Insurance Group, Inc.	5	319
Stewart Information Services Corp.	21	917
Third Point Reinsurance Ltd. (Bermuda) *	75	783
Universal Insurance Holdings, Inc.	4	129

		5,272

Internet & Direct Marketing Retail — 1.2%
Groupon, Inc.*	109	386
Liberty Expedia Holdings, Inc., Class A *	87	3,702

		4,088

IT Services — 1.7%
Limelight Networks, Inc. *	324	1,047
ManTech International Corp., Class A	5	259
MAXIMUS, Inc.	3	199
NIC, Inc.	57	972
Perspecta, Inc.	96	1,941
Travelport Worldwide Ltd.	18	282
Unisys Corp. * (a)	41	473
Virtusa Corp. *	17	919

		6,092

Machinery — 3.2%
Columbus McKinnon Corp.	26	890
Federal Signal Corp.	21	555
Global Brass & Copper Holdings, Inc.	66	2,277
Graham Corp.	6	126
Hillenbrand, Inc.	36	1,474
Hurco Cos., Inc.	8	327
Hyster-Yale Materials Handling, Inc.	5	337
Kadant, Inc.	1	60
Meritor, Inc. *	150	3,048
Milacron Holdings Corp. *	4	45
Park-Ohio Holdings Corp.	5	167
TriMas Corp. *	13	395
Wabash National Corp.	121	1,635

		11,336

Media — 2.7%
Beasley Broadcast Group, Inc., Class A	10	41
Entravision Communications Corp., Class A	248	804
EW Scripps Co. (The), Class A	8	166
Fluent, Inc. *	34	191

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Gannett Co., Inc. (a)	128	1,344
Gray Television, Inc. *	51	1,095
Liberty Latin America Ltd., Class A (Chile) *	94	1,808
MDC Partners, Inc., Class A *	41	92
Meredith Corp. (a)	11	630
Nexstar Media Group, Inc., Class A	3	328
Sinclair Broadcast Group, Inc., Class A	68	2,624
TEGNA, Inc.	22	314

		9,437

Metals & Mining — 0.6%
Commercial Metals Co.	25	430
Ramaco Resources, Inc.*	28	161
Ryerson Holding Corp. *	19	160
Warrior Met Coal, Inc.	40	1,201

		1,952

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc.	14	234
Redwood Trust, Inc.	58	937

		1,171

Multi-Utilities — 0.2%
Black Hills Corp.	9	674

Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp. *	173	216
Arch Coal, Inc., Class A	8	739
CONSOL Energy, Inc. *	10	332
CVR Energy, Inc.	28	1,137
Delek US Holdings, Inc.	72	2,631
Denbury Resources, Inc. *	382	784
Midstates Petroleum Co., Inc. *	42	410
Peabody Energy Corp.	27	768
Renewable Energy Group, Inc. * (a)	47	1,034
REX American Resources Corp. *	1	49
W&T Offshore, Inc. *	170	1,170

		9,270

Paper & Forest Products — 1.6%
Boise Cascade Co.	50	1,340
Louisiana-Pacific Corp.	74	1,809
Schweitzer-Mauduit International, Inc. (a)	42	1,617
Verso Corp., Class A *	38	814

		5,580

Personal Products — 0.2%
USANA Health Sciences, Inc. *	9	728

Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc. *	33	197
Arvinas, Inc. *	1	12
Dermira, Inc. * (a)	77	1,049
Endo International plc *	75	605
Horizon Pharma plc *	56	1,485
Lannett Co., Inc. * (a)	115	907
Mallinckrodt plc * (a)	31	663
Medicines Co. (The) * (a)	39	1,098
Menlo Therapeutics, Inc. * (a)	75	585
Phibro Animal Health Corp., Class A	14	446
Revance Therapeutics, Inc. *	7	104
TherapeuticsMD, Inc. * (a)	132	641
WaVe Life Sciences Ltd. * (a)	20	773

		8,565

Professional Services — 3.2%
Acacia Research Corp. *	17	55
Barrett Business Services, Inc.	34	2,637
CBIZ, Inc. *	40	804
CRA International, Inc.	6	322
Heidrick & Struggles International, Inc.	12	464
Insperity, Inc.	23	2,855
Kelly Services, Inc., Class A	2	47
Korn Ferry	8	349
TriNet Group, Inc. *	13	759
TrueBlue, Inc. *	66	1,551
Upwork, Inc. * (a)	9	163
WageWorks, Inc. *	32	1,223

		11,229

Real Estate Management & Development — 0.6%
Cushman & Wakefield plc * (a)	67	1,200
HFF, Inc., Class A	15	735

		1,935

Road & Rail — 0.9%
ArcBest Corp. (a)	57	1,754
Covenant Transportation Group, Inc., Class A *	6	112
Schneider National, Inc., Class B	14	284
YRC Worldwide, Inc. *	151	1,011

		3,161

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc. * (a)	18	871
Alpha & Omega Semiconductor Ltd. *	38	438
Cirrus Logic, Inc. *	40	1,700
Cohu, Inc.	40	594
Cypress Semiconductor Corp. (a)	85	1,275
Ichor Holdings Ltd. * (a)	28	637
Rambus, Inc. *	91	950
Rudolph Technologies, Inc. *	40	905
Ultra Clean Holdings, Inc. *	72	741

		8,111

Software — 5.2%
ACI Worldwide, Inc. *	25	828
Alteryx, Inc., Class A * (a)	15	1,241
Avaya Holdings Corp. *	100	1,688
Bottomline Technologies de, Inc. *	8	396
CommVault Systems, Inc. *	42	2,713
Cornerstone OnDemand, Inc. *	59	3,254
MicroStrategy, Inc., Class A *	4	526
Paylocity Holding Corp. *	18	1,579
Progress Software Corp.	54	2,411
SailPoint Technologies Holding, Inc. * (a)	32	928
SPS Commerce, Inc. *	5	530
SVMK, Inc. *	22	404
Zscaler, Inc. * (a)	23	1,653

		18,151

Specialty Retail — 3.0%
Barnes & Noble Education, Inc. * (a)	137	576
Caleres, Inc. (a)	37	913
Conn’s, Inc. *	13	299
DSW, Inc., Class A (a)	28	616
GameStop Corp., Class A (a)	38	390
Hibbett Sports, Inc. *	19	433
Office Depot, Inc.	1,051	3,815
Rent-A-Center, Inc. *	118	2,467
Signet Jewelers Ltd.	6	155
Zumiez, Inc. *	39	958

		10,622

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals — 0.3%
Immersion Corp. *	126	1,060

Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc. *	14	368
Deckers Outdoor Corp. *	16	2,411

		2,779

Thrifts & Mortgage Finance — 2.2%
BankFinancial Corp.	6	85
BSB Bancorp, Inc. *	15	493
Essent Group Ltd. *	21	895
HomeStreet, Inc. *	13	333
MGIC Investment Corp. *	82	1,079
OceanFirst Financial Corp.	16	380
PennyMac Financial Services, Inc.	12	260
Radian Group, Inc.	83	1,713
Walker & Dunlop, Inc.	45	2,289

		7,527

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	11	678
MRC Global, Inc. *	91	1,598
Rush Enterprises, Inc., Class A	5	196
Veritiv Corp. * (a)	17	450

		2,922

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	3	44

TOTAL COMMON STOCKS (Cost $297,011)		336,500

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc.expiring 10/1/2019, price 10.75 * (Cost $ —)	2	—

	Shares (000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (c) (d) (Cost $15,147)	15,147	15,147

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	18,002	18,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (c) (d)	8,165	8,165

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $26,167)		26,169

Total Investments — 108.1% (Cost $338,325)		377,816
Liabilities in Excess of Other Assets — (8.1%)		(28,228)

Net Assets — 100.0%		349,588

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $25,505,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	163	06/2019	USD	12,584	136

					136

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$377,816	$—	(b)	$—	$377,816

Appreciation in Other Financial Instruments
Futures Contracts (a)	$136	$—		$—	$136

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$28,001	$10,000	$1	$2	$18,004	18,002	$146	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	53,605	45,440	—	—	8,165	8,165	66	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	11,474	95,285	91,612	—	—	15,147	15,147	190	—

Total	$11,474	$176,891	$147,052	$1	$2	$41,316		$402	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.9%
Auto Components — 1.1%
LCI Industries (a)	875	67,216

Banks — 10.4%
Associated Banc-Corp.	2,234	47,703
BankUnited, Inc.	1,797	60,007
Cadence BanCorp	2,610	48,409
Commerce Bancshares, Inc. (a)	967	56,154
Cullen/Frost Bankers, Inc. (a)	666	64,692
First Financial Bancorp	2,259	54,345
First Hawaiian, Inc.	2,491	64,884
First Horizon National Corp. (a)	4,001	55,937
Great Western Bancorp, Inc. (a)	168	5,309
IBERIABANK Corp.	860	61,647
Western Alliance Bancorp *	1,269	52,095
Wintrust Financial Corp.	918	61,777

		632,959

Beverages — 0.6%
Cott Corp.	2,396	35,008

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	1,297	61,772
USG Corp. (a)	990	42,880

		104,652

Capital Markets — 4.7%
Eaton Vance Corp. (a)	1,130	45,569
FactSet Research Systems, Inc. (a)	240	59,626
Focus Financial Partners, Inc., Class A * (a)	983	35,025
Lazard Ltd., Class A (a)	1,437	51,939
Moelis & Co., Class A (a)	973	40,494
Morningstar, Inc.	409	51,486

		284,139

Chemicals — 4.6%
GCP Applied Technologies, Inc. * (a)	2,178	64,477
PQ Group Holdings, Inc. *	3,794	57,562
Quaker Chemical Corp. (a)	445	89,206
Valvoline, Inc.	3,601	66,830

		278,075

Commercial Services & Supplies — 6.3%
Advanced Disposal Services, Inc. *	2,006	56,167
Brady Corp., Class A	1,861	86,368
BrightView Holdings, Inc. * (a)	2,879	41,459
Herman Miller, Inc.	811	28,522
KAR Auction Services, Inc.	1,471	75,473
MSA Safety, Inc. (a)	550	56,829
US Ecology, Inc.	701	39,242

		384,060

Construction & Engineering — 0.8%
WillScot Corp. * (a)	4,148	46,004

Containers & Packaging — 3.3%
AptarGroup, Inc.	1,504	160,023
Crown Holdings, Inc. * (a)	789	43,058

		203,081

Distributors — 2.7%
Pool Corp. (a)	994	164,003

Diversified Consumer Services — 0.9%
ServiceMaster Global Holdings, Inc. * (a)	1,156	54,003

Electric Utilities — 1.5%
Portland General Electric Co.	1,819	94,320

Electrical Equipment — 0.8%
Generac Holdings, Inc. *	984	50,392

Electronic Equipment, Instruments & Components — 0.5%
nLight, Inc. * (a)	1,343	29,926

Energy Equipment & Services — 2.3%
Core Laboratories NV (a)	825	56,871
Patterson-UTI Energy, Inc.	5,728	80,305

		137,176

Entertainment — 1.4%
Cinemark Holdings, Inc. (a)	2,176	87,031

Equity Real Estate Investment Trusts (REITs) — 6.5%
CubeSmart	2,107	67,495
EastGroup Properties, Inc.	874	97,604
National Retail Properties, Inc.	2,103	116,464
Outfront Media, Inc.	2,456	57,470
RLJ Lodging Trust	3,434	60,340

		399,373

Food & Staples Retailing — 3.2%
BJ’s Wholesale Club Holdings, Inc. * (a)	2,162	59,228
Performance Food Group Co. *	3,495	138,539

		197,767

Health Care Equipment & Supplies — 2.9%
ICU Medical, Inc. *	314	75,213
West Pharmaceutical Services, Inc.	928	102,242

		177,455

Health Care Providers & Services — 4.3%
Encompass Health Corp.	1,387	80,983
HealthEquity, Inc. *	615	45,489
Molina Healthcare, Inc. *	609	86,523
Premier, Inc., Class A * (a)	1,404	48,437

		261,432

Health Care Technology — 0.9%
Medidata Solutions, Inc. * (a)	788	57,740

Hotels, Restaurants & Leisure — 0.4%
Monarch Casino & Resort, Inc. * (a)	509	22,377

Insurance — 2.4%
Kinsale Capital Group, Inc.	790	54,193
ProAssurance Corp. (a)	707	24,466
RLI Corp.	927	66,520

		145,179

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.5%
GrubHub, Inc. * (a)	435	30,227

IT Services — 0.9%
CoreLogic, Inc. *	1,455	54,207

Leisure Products — 2.6%
Acushnet Holdings Corp.	2,895	66,982
Brunswick Corp.	1,619	81,508
Malibu Boats, Inc., Class A *	313	12,392

		160,882

Life Sciences Tools & Services — 0.8%
Syneos Health, Inc. *	967	50,057

Machinery — 7.6%
Altra Industrial Motion Corp.	1,445	44,855
Douglas Dynamics, Inc.	996	37,913
Gates Industrial Corp. plc * (a)	2,886	41,390
Lincoln Electric Holdings, Inc.	836	70,129
RBC Bearings, Inc. *	709	90,220
Toro Co. (The)	2,430	167,309
Welbilt, Inc. *	705	11,547

		463,363

Media — 0.5%
EW Scripps Co. (The), Class A	1,474	30,959

Multi-Utilities — 1.6%
NorthWestern Corp.	1,366	96,202

Pharmaceuticals — 2.2%
Catalent, Inc. *	2,329	94,549
Prestige Consumer Healthcare, Inc. *	1,404	41,999

		136,548

Real Estate Management & Development — 1.5%
Cushman & Wakefield plc * (a)	2,894	51,519
HFF, Inc., Class A	897	42,851

		94,370

Road & Rail — 2.2%
Knight-Swift Transportation Holdings, Inc. (a)	1,972	64,460
Landstar System, Inc.	657	71,910

		136,370

Semiconductors & Semiconductor Equipment — 1.5%
Cabot Microelectronics Corp.	567	63,510
Power Integrations, Inc. (a)	419	29,287

		92,797

Software — 8.9%
Aspen Technology, Inc. *	621	64,710
Blackbaud, Inc.	664	52,927
Cision Ltd. *	4,610	63,481
Cornerstone OnDemand, Inc. *	850	46,560
Ellie Mae, Inc. * (a)	86	8,520
Guidewire Software, Inc. * (a)	607	58,930
Instructure, Inc. * (a)	975	45,954
Q2 Holdings, Inc. * (a)	1,074	74,387
SailPoint Technologies Holding, Inc. *	1,333	38,276
Tableau Software, Inc., Class A *	243	30,935
Tyler Technologies, Inc. *	277	56,616

		541,296

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	565	56,915

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	994	59,101

TOTAL COMMON STOCKS (Cost $4,282,273)		5,916,662

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $170,048)	170,048	170,048

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	183,017	183,035
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	39,665	39,665

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $222,694)		222,700

Total Investments — 103.3% (Cost $4,675,015)		6,309,410
Liabilities in Excess of Other Assets — (3.3%)		(200,384)

Net Assets — 100.0%		6,109,026

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $218,434,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,309,410	$—	$—	$6,309,410

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Small Cap Equity Fund
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$0	$472,000	$289,000	$29	$6	$183,035	$183,017	$1,567	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	380,003.00	340,338.00	—	—	39,665.00	39,665.00	446.00	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	354,263.00	875,636.00	1,059,851.00	—	—	170,048.00	170,048.00	3,871.00	—

Total	354,263.00	1,727,639.00	1,689,189.00	29.00	6.00	392,748.00		5,884.00	—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 96.3%
Alternative Assets — 2.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	9,965,713	140,915,182
Fixed Income — 58.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	138,532,798	1,597,283,159
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	104,468,077	859,772,275
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,721,822	29,700,141
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	14,269,231	113,725,774
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	12,609,052	115,625,011
JPMorgan High Yield Fund Class R6 Shares (a)	65,775,326	472,924,591
JPMorgan Income Fund Class R6 Shares (a)	3,281,392	30,779,457
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	23,763,993	241,204,533
JPMorgan Managed Income Fund Class L Shares (a)	14,456,704	145,000,736

Total Fixed Income		3,606,015,677

International Equity — 14.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	5,856,344	74,375,575
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,951,470	114,711,177
JPMorgan International Advantage Fund Class R6 Shares (a)	11,889,798	236,725,883
JPMorgan International Equity Fund Class R6 Shares (a)	15,058,504	245,754,785
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	12,519,241	214,329,406

Total International Equity		885,896,826

U.S. Equity — 20.7%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,017,992	177,518,347
JPMorgan Intrepid America Fund Class R6 Shares (a)	625,130	22,754,727
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	1,817,654	89,137,745
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	491,583	27,248,439
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,527,818	29,639,664
JPMorgan Small Cap Value Fund Class R6 Shares (a)	991,411	25,370,202
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,033,571	291,403,972
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	16,268,858	432,914,307
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,051,826	173,429,202

Total U.S. Equity		1,269,416,605

TOTAL INVESTMENT COMPANIES (Cost $5,290,291,033)		5,902,244,290

EXCHANGE TRADED FUNDS — 1.8%
Fixed Income — 1.8%
iShares TIPS Bond ETF (Cost $109,115,031)	973,715	110,097,955

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $13,219,590)	13,280,000	13,237,463

	Shares
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $84,343,849)	84,343,849	84,343,849

Total Investments — 99.7% (Cost $5,496,969,503)		6,109,923,557
Other Assets Less Liabilities — 0.3%		19,022,385

Net Assets — 100.0%		6,128,945,942

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund
TIPS	Treasury Inflation Protected Security
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	257	06/2019	USD	36,455,450	1,091,728
U.S. Treasury 10 Year Note	373	06/2019	USD	46,362,735	721,867

					1,813,595

Short Contracts
Hang Seng Index	(93)	04/2019	HKD	(17,257,203)	(229,489)
EURO STOXX 50 Index	(1,745)	06/2019	EUR	(64,224,057)	(1,287,782)
MSCI Emerging Markets E-Mini Index	(293)	06/2019	USD	(15,499,700)	(195,521)
Russell 2000 E-Mini Index	(127)	06/2019	USD	(9,804,400)	(85,518)
SPI 200 Index	(153)	06/2019	AUD	(16,776,360)	10,931

					(1,787,379)

					26,216

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,096,686,094	$13,237,463	$—	$6,109,923,557

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,813,595	$10,931	$—	$1,824,526

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,568,821)	$(229,489)	$—	$(1,798,310)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares (a)	$63,760,694	$—	$61,365,644	$(5,575,438)	$3,180,388	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,526,287,619	207,013,604	170,822,200	(7,238,591)	42,042,727	1,597,283,159	138,532,798	33,894,883	1,405,063
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	858,988,980	85,906,589	103,341,864	(5,029,825)	23,248,395	859,772,275	104,468,077	20,747,358	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	128,833,622	3,459,919	50,096,236	2,696,022	(10,517,752)	74,375,575	5,856,344	3,459,919	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	122,918,406	4,594,622	99,560,734	(2,759,451)	4,507,298	29,700,141	3,721,822	1,511,776	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	162,715,834	1,443,350	52,564,764	10,086,593	(6,969,836)	114,711,177	3,951,470	1,443,350	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	95,204,481	16,710,772	—	—	1,810,521	113,725,774	14,269,231	3,736,556	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	144,101,547	71,976,564	96,733,343	(5,188,223)	1,468,466	115,625,011	12,609,052	6,783,650	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	235,729,554	34,144,404	86,890,291	27,264,307	(32,729,627)	177,518,347	8,017,992	—	16,334,511
JPMorgan High Yield Fund Class R6 Shares (a)	425,815,240	105,709,027	58,662,116	(2,408,439)	2,470,879	472,924,591	65,775,326	18,671,478	—
JPMorgan Income Fund Class R6 Shares (a)	—	30,550,374	—	—	229,083	30,779,457	3,281,392	82,488	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	213,530,465	69,843,279	42,267,258	(1,562,629)	1,660,676	241,204,533	23,763,993	4,259,625	—
JPMorgan International Advantage Fund Class R6 Shares (a)	302,680,303	7,305,906	48,575,791	(3,228,161)	(21,456,374)	236,725,883	11,889,798	7,305,907	—
JPMorgan International Equity Fund Class R6 Shares (a)	317,629,603	10,045,610	60,774,590	(3,765,363)	(17,380,475)	245,754,785	15,058,504	7,145,029	2,900,581
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	306,935,474	9,888,842	80,020,413	(12,021,840)	(10,452,657)	214,329,406	12,519,241	9,888,842	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	211,416,946	26,883,747	189,955,107	43,841,743	(69,432,602)	22,754,727	625,130	2,902,779	23,980,968
JPMorgan Managed Income Fund Class L Shares (a)	—	185,399,122	40,566,030	(40,566)	208,210	145,000,736	14,456,704	1,015,990	13,224
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	114,771,487	12,147,661	30,189,486	2,707,872	(10,299,789)	89,137,745	1,817,654	878,346	11,269,316
JPMorgan Realty Income Fund Class R6 Shares (a)	184,314,501	2,445,312	56,261,298	1,239,884	9,176,783	140,915,182	9,965,713	2,445,312	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	37,444,080	1,719,571	10,110,871	2,975,403	(4,779,744)	27,248,439	491,583	166,356	1,553,216
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	28,849,600	2,739,879	—	—	(1,949,815)	29,639,664	1,527,818	—	2,739,880
JPMorgan Small Cap Value Fund Class R6 Shares (a)	37,474,254	4,315,688	8,650,100	(412,086)	(7,357,554)	25,370,202	991,411	294,409	4,021,279
JPMorgan U.S. Equity Fund Class R6 Shares (a)	327,405,059	48,466,087	64,324,772	4,090,217	(24,232,619)	291,403,972	19,033,571	2,653,345	32,541,054
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	21,332,181	876,078,846	813,067,178	—	—	84,343,849	84,343,849	1,211,552	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	483,569,191	68,761,006	92,157,692	5,628,734	(32,886,932)	432,914,307	16,268,858	5,255,346	46,257,707
JPMorgan Value Advantage Fund Class R6 Shares (a)	215,713,878	13,735,238	48,005,073	8,229,300	(16,244,141)	173,429,202	5,051,826	3,941,597	9,793,640

Total	$6,567,422,999	$1,901,285,019	$2,364,962,851	$59,529,463	$(176,686,491)	$5,986,588,139		$139,695,893	$152,810,439

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.5%
Alternative Assets — 3.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	17,626,467	249,238,243

Fixed Income — 48.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	150,119,658	1,730,879,656
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	113,329,834	932,704,537
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,206,387	17,606,970
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	14,479,953	115,405,221
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	4,806,894	44,079,220
JPMorgan High Yield Fund Class R6 Shares (a)	66,780,554	480,152,180
JPMorgan Income Fund Class R6 Shares (a)	3,970,254	37,240,979
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	8,200,092	83,230,933
JPMorgan Managed Income Fund Class L Shares (a)	14,911,351	149,560,847

Total Fixed Income		3,590,860,543

International Equity — 20.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	11,134,598	141,409,388
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,886,378	199,911,544
JPMorgan International Advantage Fund Class R6 Shares (a)	19,641,540	391,063,063
JPMorgan International Equity Fund Class R6 Shares (a)	24,871,026	405,895,141
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	21,790,687	373,056,564

Total International Equity		1,511,335,700

U.S. Equity — 26.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	13,632,435	301,822,112
JPMorgan Intrepid America Fund Class R6 Shares (a)	3,614,382	131,563,493
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,040,979	149,129,632
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	668,167	37,036,510
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,221,510	43,097,296
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,769,397	45,278,858
JPMorgan U.S. Equity Fund Class R6 Shares (a)	28,617,496	438,133,869
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	20,322,157	540,772,586
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,467,784	290,699,018
Total U.S. Equity		1,977,533,374

TOTAL INVESTMENT COMPANIES (Cost $6,652,120,596)		7,328,967,860

EXCHANGE TRADED FUNDS — 0.6%
Fixed Income — 0.6%
iShares TIPS Bond ETF (Cost $43,500,612)	386,668	43,720,550

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $22,186,459)	22,288,000	22,216,609

	Shares
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $77,439,237)	77,439,237	77,439,237

Total Investments — 100.4% (Cost $6,795,246,904)		7,472,344,256
Liabilities in Excess of Other Assets — (0.4%)		(26,354,817)

Net Assets — 100.0%		7,445,989,439

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund
TIPS	Treasury Inflation Protected Security
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,316	06/2019	USD	186,674,600	5,590,328
U.S. Treasury 10 Year Note	453	06/2019	USD	56,306,485	915,738

					6,506,066

Short Contracts
Hang Seng Index	(109)	04/2019	HKD	(20,226,184)	(268,974)
EURO STOXX 50 Index	(1,990)	06/2019	EUR	(73,241,188)	(1,468,595)
MSCI Emerging Markets E-Mini Index	(349)	06/2019	USD	(18,462,100)	(232,887)
Russell 2000 E-Mini Index	(40)	06/2019	USD	(3,088,000)	(26,934)
SPI 200 Index	(179)	06/2019	AUD	(19,627,245)	12,789

					(1,984,601)

					4,521,465

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,450,127,647	$22,216,609	$—	$7,472,344,256

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,506,066	$12,789	$—	$6,518,855

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,728,416)	$(268,974)	$—	$(1,997,390)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares *(a)	$15,337,312	$—	$14,764,898	$(751,881)	$179,467	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,548,519,919	227,941,116	82,522,862	(5,046,310)	41,987,793	1,730,879,656	150,119,658	35,521,537	1,471,055
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	875,675,132	73,790,115	36,333,928	(2,391,805)	21,965,023	932,704,537	113,329,834	21,663,806	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	183,535,519	5,350,388	37,472,149	(2,671,020)	(7,333,350)	141,409,388	11,134,598	5,350,388	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	119,948,996	4,697,693	108,599,964	(3,827,400)	5,387,645	17,606,970	2,206,387	1,055,001	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	247,553,823	2,340,704	57,294,849	2,628,397	4,683,469	199,911,544	6,886,378	2,340,703	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	104,678,796	9,084,504	—	—	1,641,921	115,405,221	14,479,953	4,050,571	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	69,995,948	81,762,222	104,886,670	(2,428,343)	(363,937)	44,079,220	4,806,894	4,397,220	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	335,168,407	24,689,474	48,746,602	9,726,485	(19,015,652)	301,822,112	13,632,435	—	24,689,474
JPMorgan High Yield Fund Class R6 Shares (a)	414,138,717	102,374,609	36,116,507	(1,625,106)	1,380,467	480,152,180	66,780,554	18,496,231	—
JPMorgan Income Fund Class R6 Shares (a)	—	36,963,805	—	—	277,174	37,240,979	3,970,254	99,804	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	62,383,560	20,591,481	—	—	255,892	83,230,933	8,200,092	1,308,479	—
JPMorgan International Advantage Fund Class R6 Shares (a)	446,306,006	22,917,839	42,638,568	(8,740,427)	(26,781,787)	391,063,063	19,641,540	11,081,494	—
JPMorgan International Equity Fund Class R6 Shares (a)	440,037,780	40,966,221	47,095,765	(10,024,082)	(17,989,013)	405,895,141	24,871,026	10,721,678	4,352,550
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	447,242,713	14,409,258	58,348,232	(9,331,822)	(20,915,353)	373,056,564	21,790,687	14,409,258	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	323,838,510	44,877,630	195,491,441	5,480,826	(47,142,032)	131,563,493	3,614,382	4,845,673	40,031,957
JPMorgan Managed Income Fund Class L Shares (a)	—	245,916,221	96,528,520	(50,677)	223,823	149,560,847	14,911,351	1,136,130	15,530
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	172,846,017	18,294,395	31,615,965	1,856,520	(12,251,335)	149,129,632	3,040,979	1,322,790	16,971,605
JPMorgan Realty Income Fund Class R6 Shares (a)	268,308,077	3,719,032	40,134,206	3,976	17,341,364	249,238,243	17,626,467	3,719,031	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,650,946	2,337,268	11,176,177	1,580,823	(5,356,350)	37,036,510	668,167	226,113	2,111,155
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	41,948,510	3,983,898	—	—	(2,835,112)	43,097,296	2,221,510	—	3,983,899
JPMorgan Small Cap Value Fund Class R6 Shares (a)	49,713,564	5,741,643	—	—	(10,176,349)	45,278,858	1,769,397	406,991	5,334,652
JPMorgan U.S. Equity Fund Class R6 Shares (a)	445,710,663	50,801,589	27,650,319	220,174	(30,948,238)	438,133,869	28,617,496	3,853,111	46,948,478
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	22,987,042	834,702,245	780,250,050	—	—	77,439,237	77,439,237	1,121,134	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	561,199,928	61,677,801	47,273,117	844,213	(35,676,239)	540,772,586	20,322,157	6,399,046	55,278,755
JPMorgan Value Advantage Fund Class R6 Shares (a)	333,542,274	20,738,156	52,922,386	3,056,126	(13,715,152)	290,699,018	8,467,784	5,951,223	14,786,934

Total	$7,580,268,159	$1,960,669,307	$1,957,863,175	$(21,491,333)	$(155,175,861)	$7,406,407,097		$159,477,412	$215,976,044

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 99.0%
Alternative Assets — 4.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	23,579,620	333,415,820

Fixed Income — 36.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	127,947,452	1,475,234,118
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,458,194	785,620,934
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,624,184	100,740,991
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,832,642	102,276,154
JPMorgan High Yield Fund Class R6 Shares (a)	50,082,822	360,095,488
JPMorgan Managed Income Fund Class L Shares (a)	17,378,031	174,301,648

Total Fixed Income		2,998,269,333

International Equity — 25.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	15,492,136	196,750,123
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	9,546,846	277,144,930
JPMorgan International Advantage Fund Class R6 Shares (a)	26,855,063	534,684,307
JPMorgan International Equity Fund Class R6 Shares (a)	33,879,731	552,917,213
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	29,348,677	502,449,346

Total International Equity		2,063,945,919

U.S. Equity — 32.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,389,285	407,138,777
JPMorgan Intrepid America Fund Class R6 Shares (a)	5,483,895	199,613,791
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	4,570,039	224,114,706
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	832,494	46,145,167
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,738,080	53,118,746
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,125,974	54,403,684
JPMorgan U.S. Equity Fund Class R6 Shares (a)	37,859,145	579,623,513
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	27,018,435	718,960,555
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,487,196	394,355,455

Total U.S. Equity		2,677,474,394

TOTAL INVESTMENT COMPANIES (Cost $7,063,026,486)		8,073,105,466

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $22,619,460)	22,723,000	22,650,215

	Shares
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $91,537,619)	91,537,619	91,537,619

Total Investments — 100.4% (Cost $7,177,183,565)		8,187,293,300
Liabilities in Excess of Other Assets — (0.4%)		(35,204,539)

Net Assets — 100.0%		8,152,088,761

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,636	06/2019	USD	232,066,600	6,949,679

					6,949,679

Short Contracts
Hang Seng Index	(119)	04/2019	HKD	(22,081,797)	(293,648)
EURO STOXX 50 Index	(2,223)	06/2019	EUR	(81,816,664)	(1,640,540)
MSCI Emerging Markets E-Mini Index	(380)	06/2019	USD	(20,102,000)	(253,576)
Russell 2000 E-Mini Index	(118)	06/2019	USD	(9,109,600)	(79,457)
SPI 200 Index	(196)	06/2019	AUD	(21,491,285)	14,003

					(2,253,218)

					4,696,461

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$8,164,643,085	$22,650,215	$—	$8,187,293,300

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,949,679	$14,003	$—	$6,963,682

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,973,573)	$(293,648)	$—	$(2,267,221)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,323,579,987	$190,812,279	$70,778,711	($3,728,408)	$35,348,971	$1,475,234,118	127,947,452	$30,250,479	$1,257,736
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	756,645,640	56,920,035	44,294,556	(2,965,114)	19,314,929	785,620,934	95,458,194	18,681,785	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	243,864,211	7,109,077	40,704,257	(2,014,469)	(11,504,439)	196,750,123	15,492,136	7,109,077	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	108,631,747	4,025,411	14,482,105	(1,166,986)	3,732,924	100,740,991	12,624,184	4,025,411	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	312,195,264	2,951,910	49,071,575	1,986,313	9,083,018	277,144,930	9,546,846	2,951,910	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	94,146,507	6,707,844	—	—	1,421,803	102,276,154	12,832,642	3,633,917	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	439,299,424	32,504,068	52,757,718	8,788,227	(20,695,224)	407,138,777	18,389,285	—	32,504,069
JPMorgan High Yield Fund Class R6 Shares (a)	397,387,373	16,784,536	53,015,732	(1,350,053)	289,364	360,095,488	50,082,822	16,784,536	—
JPMorgan International Advantage Fund Class R6 Shares (a)	562,230,634	37,200,511	21,587,822	(3,642,054)	(39,516,962)	534,684,307	26,855,063	13,868,229	—
JPMorgan International Equity Fund Class R6 Shares (a)	576,135,927	39,035,417	26,967,386	(6,301,290)	(28,985,455)	552,917,213	33,879,731	14,030,251	5,695,692
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	574,681,062	31,262,205	65,253,950	(10,346,537)	(27,893,434)	502,449,346	29,348,677	18,508,866	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	420,609,344	55,738,774	227,744,664	7,475,143	(56,464,806)	199,613,791	5,483,895	6,018,408	49,720,366
JPMorgan Managed Income Fund Class L Shares (a)	—	174,023,541	—	—	278,107	174,301,648	17,378,031	1,308,586	21,685
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	237,911,520	25,181,068	25,820,475	1,779,374	(14,936,781)	224,114,706	4,570,039	1,820,736	23,360,332
JPMorgan Realty Income Fund Class R6 Shares (a)	340,206,378	4,760,302	35,041,456	455,657	23,034,939	333,415,820	23,579,620	4,760,302	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	59,637,642	2,912,090	12,063,339	1,585,168	(5,926,394)	46,145,167	832,494	281,723	2,630,367
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	51,702,832	4,910,277	—	—	(3,494,363)	53,118,746	2,738,080	—	4,910,278
JPMorgan Small Cap Value Fund Class R6 Shares (a)	59,732,094	6,898,729	—	—	(12,227,139)	54,403,684	2,125,974	489,010	6,409,718
JPMorgan U.S. Equity Fund Class R6 Shares (a)	573,081,793	65,005,627	20,503,194	668,739	(38,629,452)	579,623,513	37,859,145	5,098,120	59,907,507
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	23,671,213	670,664,491	602,798,085	—	—	91,537,619	91,537,619	940,766	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	727,512,322	78,654,177	45,386,346	1,215,616	(43,035,214)	718,960,555	27,018,435	8,507,935	70,146,242
JPMorgan Value Advantage Fund Class R6 Shares (a)	406,450,347	27,075,417	25,865,335	910,598	(14,215,572)	394,355,455	11,487,196	7,769,824	19,305,592

Total	$8,289,313,261	$1,541,137,786	$1,434,136,706	($6,650,076)	($225,021,180)	$8,164,643,085		$166,839,871	$275,869,584

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.7%
Alternative Assets — 4.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	21,352,500	301,924,352

Fixed Income — 27.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	66,221,518	763,534,100
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	51,392,230	422,958,052
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,355,605	58,697,731
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,158,405	57,052,491
JPMorgan High Yield Fund Class R6 Shares (a)	28,159,757	202,468,652
JPMorgan Managed Income Fund Class L Shares (a)	25,466,436	255,428,350

Total Fixed Income		1,760,139,376

International Equity — 28.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	12,416,879	157,694,363
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,974,875	231,510,618
JPMorgan International Advantage Fund Class R6 Shares (a)	23,710,088	472,067,857
JPMorgan International Equity Fund Class R6 Shares (a)	29,584,426	482,817,833
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	26,145,294	447,607,438

Total International Equity		1,791,698,109

U.S. Equity — 37.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	16,383,468	362,729,972
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,348,659	231,091,203
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	4,329,640	212,325,546
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	779,439	43,204,276
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,406,063	46,677,628
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,820,772	46,593,549
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,330,686	494,982,803
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	22,328,307	594,156,254
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,749,344	369,024,987

Total U.S. Equity		2,400,786,218

TOTAL INVESTMENT COMPANIES (Cost $5,583,926,762)		6,254,548,055

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $33,005,443)	33,156,200	33,049,996

	Shares
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $76,875,612)	76,875,612	76,875,612

Total Investments — 100.4% (Cost $5,693,807,817)		6,364,473,663
Liabilities in Excess of Other Assets — (0.4%)		(22,581,888)

Net Assets — 100.0%		6,341,891,775

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	41	06/2019	USD	3,826,735	81,815
MSCI Emerging Markets E-Mini Index	596	06/2019	USD	31,528,400	(440,359)
S&P 500 E-Mini Index	2,093	06/2019	USD	296,892,050	8,891,001

					8,532,457

Short Contracts
Hang Seng Index	(183)	04/2019	HKD	(33,957,721)	(451,581)
EURO STOXX 50 Index	(3,448)	06/2019	EUR	(126,902,320)	(2,544,580)
Russell 2000 E-Mini Index	(266)	06/2019	USD	(20,535,200)	(179,118)
SPI 200 Index	(301)	06/2019	AUD	(33,004,473)	21,505

					(3,153,774)

					5,378,683

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,331,423,667	$33,049,996	$—	$6,364,473,663

Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,972,816	$21,505	$—	$8,994,321

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,164,057)	$(451,581)	$—	$(3,615,638)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$675,868,349	$111,682,007	$40,250,212	$(2,068,767)	$18,302,723	$763,534,100	66,221,518	$15,500,363	$641,397
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	423,491,848	20,212,010	29,511,187	(1,696,322)	10,461,703	422,958,052	51,392,230	10,344,258	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	204,547,493	5,962,924	41,410,605	(4,541,221)	(6,864,228)	157,694,363	12,416,879	5,962,925	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67,303,577	2,548,276	12,951,166	(615,294)	2,412,338	58,697,731	7,355,605	2,548,276	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	270,008,215	2,401,455	48,499,995	(708,433)	8,309,376	231,510,618	7,974,875	2,401,456	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	53,187,821	3,087,776	—	—	776,894	57,052,491	7,158,405	2,048,603	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	379,277,449	27,989,064	35,684,793	7,068,015	(15,919,763)	362,729,972	16,383,468	—	27,989,064
JPMorgan High Yield Fund Class R6 Shares (a)	312,705,499	11,575,308	120,175,760	(3,321,616)	1,685,221	202,468,652	28,159,757	11,575,308	—
JPMorgan International Advantage Fund Class R6 Shares (a)	481,971,112	38,938,273	10,514,080	(1,596,351)	(36,731,097)	472,067,857	23,710,088	12,026,185	—
JPMorgan International Equity Fund Class R6 Shares (a)	495,953,709	16,377,738	—	—	(29,513,614)	482,817,833	29,584,426	11,648,810	4,728,927
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	488,333,572	15,733,123	25,208,745	(3,663,377)	(27,587,135)	447,607,438	26,145,294	15,733,123	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	358,609,353	48,402,407	135,627,029	(567,573)	(39,725,955)	231,091,203	6,348,659	5,226,262	43,176,144
JPMorgan Managed Income Fund Class L Shares (a)	—	255,050,736	—	—	377,614	255,428,350	25,466,436	1,756,706	25,580
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	198,925,057	23,492,040	—	—	(10,091,551)	212,325,546	4,329,640	1,522,373	19,532,284
JPMorgan Realty Income Fund Class R6 Shares (a)	294,270,812	5,982,763	19,462,721	57,263	21,076,235	301,924,352	21,352,500	4,154,732	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	51,087,864	5,569,406	9,895,608	1,383,144	(4,940,530)	43,204,276	779,439	244,050	2,278,632
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	45,433,405	4,314,864	—	—	(3,070,641)	46,677,628	2,406,063	—	4,314,863
JPMorgan Small Cap Value Fund Class R6 Shares (a)	51,157,018	5,908,354	—	—	(10,471,823)	46,593,549	1,820,772	418,809	5,489,546
JPMorgan U.S. Equity Fund Class R6 Shares (a)	491,926,316	55,521,245	20,035,995	792,625	(33,221,388)	494,982,803	32,330,686	4,361,855	51,159,390
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	19,590,742	678,637,562	621,352,692	—	—	76,875,612	76,875,612	1,372,427	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	610,127,515	65,026,596	46,497,109	7,052,810	(41,553,558)	594,156,254	22,328,307	7,057,035	57,969,562
JPMorgan Value Advantage Fund Class R6 Shares (a)	350,841,893	28,855,169	—	—	(10,672,075)	369,024,987	10,749,344	6,706,797	16,664,300

Total	$6,324,618,619	$1,433,269,096	$1,217,077,697	$(2,425,097)	$(206,961,254)	$6,331,423,667		$122,610,352	$233,969,689

*	Non-income producing security.
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.3%
Alternative Assets — 5.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	22,868,389	323,359,015

Fixed Income — 18.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	35,313,889	407,169,145
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	31,997,287	263,337,671
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,144,143	41,050,259
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,014,458	39,965,230
JPMorgan High Yield Fund Class R6 Shares (a)	21,555,651	154,985,129
JPMorgan Managed Income Fund Class L Shares (a)	25,036,125	251,112,332

Total Fixed Income		1,157,619,766

International Equity — 32.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	14,953,415	189,908,376
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,915,621	258,820,463
JPMorgan International Advantage Fund Class R6 Shares (a)	26,039,211	518,440,701
JPMorgan International Equity Fund Class R6 Shares (a)	32,684,223	533,406,513
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	29,874,305	511,448,096

Total International Equity		2,012,024,149

U.S. Equity — 42.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,088,601	400,481,628
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,784,383	283,351,548
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	4,472,085	219,311,058
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	928,383	51,460,275
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,831,687	54,934,721
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,157,645	55,214,146
JPMorgan U.S. Equity Fund Class R6 Shares (a)	34,509,643	528,342,638
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	24,470,999	651,173,280
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,705,309	401,843,265

Total U.S. Equity		2,646,112,559

TOTAL INVESTMENT COMPANIES (Cost $5,274,687,010)		6,139,115,489

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $33,738,324)	33,892,000	33,783,440

	Shares
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $95,362,837)	95,362,837	95,362,837

Total Investments — 100.4% (Cost $5,403,788,171)		6,268,261,766
Liabilities in Excess of Other Assets — (0.4%)		(24,568,728)

Net Assets — 100.0%		6,243,693,038

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	431	06/2019	USD	22,799,900	(316,527)
S&P 500 E-Mini Index	2,222	06/2019	USD	315,190,700	9,438,989

					9,122,462

Short Contracts
Hang Seng Index	(181)	04/2019	HKD	(33,586,598)	(446,646)
EURO STOXX 50 Index	(3,412)	06/2019	EUR	(125,577,354)	(2,518,013)
MSCI EAFE E-Mini Index	(71)	06/2019	USD	(6,626,785)	(115,367)
Russell 2000 E-Mini Index	(223)	06/2019	USD	(17,215,600)	(150,163)
SPI 200 Index	(297)	06/2019	AUD	(32,565,876)	21,219

					(3,208,970)

					5,913,492

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,234,478,326	$33,783,440	$—	$6,268,261,766

Appreciation in Other Financial Instruments
Futures Contracts (a)	$9,438,989	$21,219	$—	$9,460,208

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,100,070)	$(446,646)	$—	$(3,546,716)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$403,439,985	$25,229,054	$30,173,363	$(1,535,477)	$10,208,946	$407,169,145	35,313,889	$8,972,490	$381,202
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	273,648,860	16,554,769	32,189,117	(1,572,671)	6,895,830	263,337,671	31,997,287	6,601,144	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	225,455,271	6,038,774	28,727,383	(3,405,574)	(9,452,712)	189,908,376	14,953,415	6,038,774	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	52,946,193	1,941,116	15,122,858	(686,817)	1,972,625	41,050,259	5,144,143	1,941,116	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	287,456,044	2,592,816	41,298,215	219,978	9,849,840	258,820,463	8,915,621	2,592,816	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	48,693,005	1,801,882	10,797,027	(1,469,493)	1,736,863	39,965,230	5,014,458	1,801,882	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	420,727,976	31,033,350	42,197,694	8,941,040	(18,023,044)	400,481,628	18,088,601	—	31,033,350
JPMorgan High Yield Fund Class R6 Shares (a)	292,473,577	10,346,915	145,740,536	(3,894,829)	1,800,002	154,985,129	21,555,651	10,346,915	—
JPMorgan International Advantage Fund Class R6 Shares (a)	531,587,567	26,189,800	—	—	(39,336,666)	518,440,701	26,039,211	12,831,127	—
JPMorgan International Equity Fund Class R6 Shares (a)	532,575,418	47,382,023	14,046,575	(2,522,971)	(29,981,382)	533,406,513	32,684,223	12,869,349	5,224,415
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	528,077,547	17,013,594	—	—	(33,643,045)	511,448,096	29,874,305	17,013,594	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	395,206,046	53,361,703	121,119,094	1,158,366	(45,255,473)	283,351,548	7,784,383	5,761,743	47,599,960
JPMorgan Managed Income Fund Class L Shares (a)	—	250,742,656	—	—	369,676	251,112,332	25,036,125	1,707,021	24,825
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	203,705,110	25,765,628	—	—	(10,159,680)	219,311,058	4,472,085	1,558,954	20,001,633
JPMorgan Realty Income Fund Class R6 Shares (a)	318,186,282	13,520,901	31,581,943	549,457	22,684,318	323,359,015	22,868,389	4,484,022	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	59,483,319	5,489,656	9,675,766	1,847,823	(5,684,757)	51,460,275	928,383	298,621	2,788,144
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	50,824,725	7,229,765	—	—	(3,119,769)	54,934,721	2,831,687	—	4,826,883
JPMorgan Small Cap Value Fund Class R6 Shares (a)	60,621,934	7,001,501	—	—	(12,409,289)	55,214,146	2,157,645	496,295	6,505,205
JPMorgan U.S. Equity Fund Class R6 Shares (a)	531,871,709	59,285,158	28,169,458	967,380	(35,612,151)	528,342,638	34,509,643	4,677,833	54,607,326
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	19,572,249	731,995,153	656,204,565	—	—	95,362,837	95,362,837	1,387,497	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	665,972,773	71,312,029	47,654,361	5,107,882	(43,565,043)	651,173,280	24,470,999	7,779,534	63,532,496
JPMorgan Value Advantage Fund Class R6 Shares (a)	372,151,700	40,438,665	—	—	(10,747,100)	401,843,265	11,705,309	7,114,161	17,676,474

Total	$6,274,677,290	$1,452,266,908	$1,254,697,955	$3,704,094	$(241,472,011)	$6,234,478,326		$116,274,888	$254,201,913

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.6%
Alternative Assets — 5.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	17,020,915	240,675,742

Fixed Income — 13.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	14,980,216	172,721,892
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,314,619	93,119,317
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,652,318	21,165,498
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,574,086	20,515,465
JPMorgan High Yield Fund Class R6 Shares (a)	11,916,806	85,681,833
JPMorgan Managed Income Fund Class L Shares (a)	17,571,134	176,238,473

Total Fixed Income		569,442,478

International Equity — 33.8%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	11,272,648	143,162,627
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,664,917	193,482,540
JPMorgan International Advantage Fund Class R6 Shares (a)	19,246,550	383,198,813
JPMorgan International Equity Fund Class R6 Shares (a)	24,402,478	398,248,435
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	21,550,365	368,942,249

Total International Equity		1,487,034,664

U.S. Equity — 45.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	13,779,561	305,079,482
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,149,116	260,227,817
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,326,081	163,111,036
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	737,314	40,869,316
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,158,276	41,870,547
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,500,325	38,393,309
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,979,046	382,429,196
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	17,494,970	465,541,160
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,603,863	295,370,604

Total U.S. Equity		1,992,892,467

TOTAL INVESTMENT COMPANIES (Cost $3,833,287,237)		4,290,045,351

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $23,197,044)	23,303,000	23,228,357

	Shares
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $96,684,164)	96,684,164	96,684,164

Total Investments — 100.3% (Cost $3,953,168,445)		4,409,957,872
Liabilities in Excess of Other Assets — (0.3%)		(15,204,122)

Net Assets — 100.0%		4,394,753,750

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	136	06/2019	USD	12,693,560	271,379
MSCI Emerging Markets E-Mini Index	408	06/2019	USD	21,583,200	(306,265)
S&P 500 E-Mini Index	1,562	06/2019	USD	221,569,700	6,635,329

					6,600,443

Short Contracts
Hang Seng Index	(125)	04/2019	HKD	(23,195,165)	(308,458)
EURO STOXX 50 Index	(2,345)	06/2019	EUR	(86,306,827)	(1,730,575)
Russell 2000 E-Mini Index	(166)	06/2019	USD	(12,815,200)	(111,779)
SPI 200 Index	(205)	06/2019	AUD	(22,478,130)	14,646

					(2,136,166)

					4,464,277

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. in instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,386,729,515	$23,228,357	$—	$4,409,957,872

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,906,708	$14,646	$—	$6,921,354

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,148,619)	$(308,458)	$—	$(2,457,077)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$206,650,867	$4,508,219	$42,310,870	$(1,464,666)	$5,338,342	$172,721,892	14,980,216	$4,315,585	$192,634
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	138,345,400	17,304,774	64,504,375	(2,165,454)	4,138,972	93,119,317	11,314,619	3,207,715	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	159,758,989	4,657,259	12,656,864	(2,596,549)	(6,000,208)	143,162,627	11,272,648	4,657,260	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	35,577,632	1,238,397	16,378,347	(724,771)	1,452,587	21,165,498	2,652,318	1,238,398	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	202,721,242	1,916,798	19,314,535	(2,513,270)	10,672,305	193,482,540	6,664,917	1,916,797	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	29,221,629	1,060,534	9,801,638	(1,670,978)	1,705,918	20,515,465	2,574,086	1,060,534	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	289,882,513	34,934,034	14,156,141	2,450,074	(8,030,998)	305,079,482	13,779,561	—	21,781,202
JPMorgan High Yield Fund Class R6 Shares (a)	194,533,184	13,575,999	120,604,065	(3,229,126)	1,405,841	85,681,833	11,916,806	6,754,840	—
JPMorgan International Advantage Fund Class R6 Shares (a)	375,019,703	35,512,773	—	—	(27,333,663)	383,198,813	19,246,550	9,508,227	—
JPMorgan International Equity Fund Class R6 Shares (a)	375,256,233	43,940,089	—	—	(20,947,887)	398,248,435	24,402,478	9,017,490	3,660,722
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	370,559,423	22,476,503	—	—	(24,093,677)	368,942,249	21,550,365	12,273,061	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	285,427,781	39,427,879	31,750,148	(3,016,717)	(29,860,978)	260,227,817	7,149,116	4,144,143	35,283,736
JPMorgan Managed Income Fund Class L Shares (a)	—	175,981,812	—	—	256,661	176,238,473	17,571,134	1,200,770	16,846
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	140,484,686	29,892,460	—	—	(7,266,110)	163,111,036	3,326,081	1,128,320	14,476,525
JPMorgan Realty Income Fund Class R6 Shares (a)	223,270,861	21,708,788	21,438,067	(203,043)	17,337,203	240,675,742	17,020,915	3,251,405	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	41,742,593	2,579,147	—	—	(3,452,424)	40,869,316	737,314	249,513	2,329,633
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	38,466,069	5,731,553	—	—	(2,327,075)	41,870,547	2,158,276	—	3,653,167
JPMorgan Small Cap Value Fund Class R6 Shares (a)	41,795,100	13,260,839	9,676,469	(97,903)	(6,888,258)	38,393,309	1,500,325	297,361	3,364,621
JPMorgan U.S. Equity Fund Class R6 Shares (a)	368,230,601	54,639,646	15,674,002	(1,044,809)	(23,722,240)	382,429,196	24,979,046	3,268,216	39,231,371
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	12,656,611	566,256,279	482,228,726	—	—	96,684,164	96,684,164	1,102,851	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	468,427,782	52,562,152	25,511,493	(2,102,638)	(27,834,643)	465,541,160	17,494,970	5,530,581	47,031,573
JPMorgan Value Advantage Fund Class R6 Shares (a)	267,709,658	43,453,203	8,713,984	(215,988)	(6,862,286)	295,370,604	8,603,863	5,117,617	12,715,682

Total	$4,265,738,557	$1,186,619,137	$894,719,724	$(18,595,838)	$(152,312,618)	$4,386,729,515		$79,240,684	$183,737,712

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.7%
Alternative Assets — 5.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,982,500	211,852,552

Fixed Income — 12.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	13,155,842	151,686,856
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,936,580	81,778,051
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,348,612	18,741,926
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,261,123	18,021,150
JPMorgan High Yield Fund Class R6 Shares (a)	10,465,290	75,245,433
JPMorgan Managed Income Fund Class L Shares (a)	15,420,784	154,670,463

Total Fixed Income		500,143,879

International Equity — 33.9%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	9,541,489	121,176,916
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,103,163	177,174,817
JPMorgan International Advantage Fund Class R6 Shares (a)	17,270,279	343,851,262
JPMorgan International Equity Fund Class R6 Shares (a)	21,431,618	349,764,011
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	19,130,039	327,506,275

Total International Equity		1,319,473,281

U.S. Equity — 45.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	12,135,334	268,676,305
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,335,284	230,604,346
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,810,697	137,836,579
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	614,285	34,049,811
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,972,908	38,274,420
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,341,000	34,316,185
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,008,278	336,946,737
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	16,083,695	427,987,137
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,780,051	267,089,143

Total U.S. Equity		1,775,780,663

TOTAL INVESTMENT COMPANIES (Cost $3,416,209,230)		3,807,250,375

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $19,912,070)	20,003,000	19,938,928

	Shares
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $81,437,906)	81,437,906	81,437,906

Total Investments — 100.3% (Cost $3,517,559,206)		3,908,627,209
Liabilities in Excess of Other Assets — (0.3%)		(13,536,069)

Net Assets — 100.0%		3,895,091,140

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	107	06/2019	USD	9,986,845	63,373
MSCI Emerging Markets E-Mini Index	272	06/2019	USD	14,388,800	(201,463)
S&P 500 E-Mini Index	1,301	06/2019	USD	184,546,850	5,526,609

					5,388,519

Short Contracts
Hang Seng Index	(109)	04/2019	HKD	(20,226,184)	(268,974)
EURO STOXX 50 Index	(2,047)	06/2019	EUR	(75,339,051)	(1,510,654)
Russell 2000 E-Mini Index	(30)	06/2019	USD	(2,316,000)	(20,201)
SPI 200 Index	(179)	06/2019	AUD	(19,627,245)	12,789

					(1,787,040)

					3,601,479

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,888,688,281	$19,938,928	$—	$3,908,627,209

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,589,982	$12,789	$—	$5,602,771

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,732,318)	$(268,974)	$—	$(2,001,292)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with a fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$175,317,203	$11,071,880	$38,046,911	($1,373,674)	$4,718,358	$151,686,856	13,155,842	$3,777,214	$168,375
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	124,106,989	9,126,831	53,259,067	(1,698,272)	3,501,570	81,778,051	9,936,580	2,792,353	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	136,309,617	3,783,445	11,469,668	(2,644,042)	(4,802,436)	121,176,916	9,541,489	3,783,445	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	30,680,662	1,072,594	13,645,297	(542,910)	1,176,877	18,741,926	2,348,612	1,072,593	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	173,836,163	1,585,060	5,493,863	(1,424,555)	8,672,012	177,174,817	6,103,163	1,585,059	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	25,500,603	926,195	8,440,412	(1,419,307)	1,454,071	18,021,150	2,261,123	926,196	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	254,870,472	40,201,027	23,312,312	3,397,794	(6,480,676)	268,676,305	12,135,334	—	18,221,033
JPMorgan High Yield Fund Class R6 Shares (a)	168,823,907	11,828,501	103,820,130	(2,921,702)	1,334,857	75,245,433	10,465,290	5,889,928	—
JPMorgan International Advantage Fund Class R6 Shares (a)	323,579,978	44,963,517	—	—	(24,692,233)	343,851,262	17,270,279	8,206,129	—
JPMorgan International Equity Fund Class R6 Shares (a)	324,523,956	48,829,231	5,525,631	(992,484)	(17,071,061)	349,764,011	21,431,618	8,089,499	3,220,972
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	320,826,207	33,031,980	5,525,636	(738,893)	(20,087,383)	327,506,275	19,130,039	10,894,671	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	248,157,203	34,302,131	23,202,352	(2,946,151)	(25,706,485)	230,604,346	6,335,284	3,625,673	30,676,458
JPMorgan Managed Income Fund Class L Shares (a)	—	154,424,473	—	—	245,990	154,670,463	15,420,784	1,148,679	17,123
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	123,536,709	20,034,521	—	—	(5,734,651)	137,836,579	2,810,697	945,426	12,129,966
JPMorgan Realty Income Fund Class R6 Shares (a)	193,766,135	20,476,890	17,120,229	(520,360)	15,250,116	211,852,552	14,982,500	2,837,114	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	32,800,113	3,852,848	—	—	(2,603,150)	34,049,811	614,285	196,060	1,830,558
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	37,837,371	8,134,581	5,650,554	997,619	(3,044,597)	38,274,420	1,972,908	—	3,001,700
JPMorgan Small Cap Value Fund Class R6 Shares (a)	37,677,184	4,351,508	—	—	(7,712,507)	34,316,185	1,341,000	308,453	4,043,055
JPMorgan U.S. Equity Fund Class R6 Shares (a)	317,069,471	51,604,164	12,054,508	(21,077)	(19,651,313)	336,946,737	22,008,278	2,876,585	33,070,307
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	30,017,688	517,924,722	466,504,504	—	—	$81,437,906	81,437,906	1,097,375	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	396,904,411	65,530,123	9,669,662	(1,875,197)	(22,902,538)	427,987,137	16,083,695	4,853,391	40,789,311
JPMorgan Value Advantage Fund Class R6 Shares (a)	228,969,248	45,130,656	—	—	(7,010,761)	267,089,143	7,780,051	4,622,262	11,484,882

Total	$3,705,111,290	$1,132,186,878	$802,740,736	($14,723,211)	($131,145,940)	$3,888,688,281		$69,528,105	$158,653,740

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 96.1%
Alternative Assets — 5.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,590,784	93,193,683

Fixed Income — 12.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,914,684	68,196,306
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,298,352	35,375,438
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,018,477	8,127,444
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	964,934	7,690,521
JPMorgan High Yield Fund Class R6 Shares (a)	4,526,699	32,546,969
JPMorgan Managed Income Fund Class L Shares (a)	6,764,472	67,847,658

Total Fixed Income		219,784,336

International Equity — 33.0%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,113,266	52,238,474
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,555,582	74,188,553
JPMorgan International Advantage Fund Class R6 Shares (a)	7,552,359	150,367,459
JPMorgan International Equity Fund Class R6 Shares (a)	9,608,672	156,813,533
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,075,820	138,258,043

Total International Equity		571,866,062

U.S. Equity — 45.0%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	5,371,376	118,922,270
JPMorgan Intrepid America Fund Class R6 Shares (a)	2,850,462	103,756,819
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	1,245,724	61,090,318
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	286,729	15,893,400
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	849,952	16,489,068
JPMorgan Small Cap Value Fund Class R6 Shares (a)	555,241	14,208,620
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,894,586	151,486,113
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,799,993	180,947,826
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,365,568	115,539,961

Total U.S. Equity		778,334,395

TOTAL INVESTMENT COMPANIES (Cost $1,577,662,728)		1,663,178,476

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $9,506,852)	9,550,000	9,519,410

	Shares
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $68,460,271)	68,460,271	68,460,271

Total Investments — 100.6% (Cost $1,655,629,851)		1,741,158,157
Liabilities in Excess of Other Assets — (0.6%)		(11,235,190)

Net Assets — 100.0%		1,729,922,967

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	159	06/2019	USD	14,840,265	228,191
MSCI Emerging Markets E-Mini Index	258	06/2019	USD	13,648,200	(196,519)
S&P 500 E-Mini Index	612	06/2019	USD	86,812,200	2,599,758

					2,631,430

Short Contracts
Hang Seng Index	(46)	04/2019	HKD	(8,535,821)	(113,514)
EURO STOXX 50 Index	(834)	06/2019	EUR	(30,695,050)	(615,482)
Russell 2000 E-Mini Index	(11)	06/2019	USD	(849,200)	(7,407)
SPI 200 Index	(75)	06/2019	AUD	(8,223,706)	5,358

					(731,045)

					1,900,385

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,731,638,747	$9,519,410	$—	$1,741,158,157

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,827,949	$5,358	$—	$2,833,307

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(819,408)	$(113,514)	$—	$(932,922)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
SmartRetirement 2055 Fund
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$69,029,914	$8,025,929	$10,360,544	($372,606)	$1,873,613	$68,196,306	5,914,684	$1,560,029	$69,175
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	48,682,644	5,123,152	19,232,504	(629,465)	1,431,611	35,375,438	4,298,352	1,135,207	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	53,462,431	1,558,525	—	—	(2,782,482)	52,238,474	4,113,266	1,558,525	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,090,799	458,698	5,694,286	(289,645)	561,878	8,127,444	1,018,477	458,698	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	67,808,434	8,732,796	5,299,643	(1,094,832)	4,041,798	74,188,553	2,555,582	625,376	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,075,330	337,283	1,780,677	(283,722)	342,307	7,690,521	964,934	337,283	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	98,874,434	25,314,610	4,542,675	451,320	(1,175,419)	118,922,270	5,371,376	—	7,795,131
JPMorgan High Yield Fund Class R6 Shares (a)	66,364,421	5,175,918	38,389,592	(1,166,248)	562,470	32,546,969	4,526,699	2,393,857	—
JPMorgan International Advantage Fund Class R6 Shares (a)	125,345,734	38,725,643	3,634,040	(582,154)	(9,487,724)	150,367,459	7,552,359	3,470,086	—
JPMorgan International Equity Fund Class R6 Shares (a)	127,647,901	35,917,647	—	—	(6,752,015)	156,813,533	9,608,672	3,421,366	1,324,972
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	127,501,094	19,154,193	—	—	(8,397,244)	138,258,043	8,075,820	4,599,228	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	95,133,503	20,189,183	—	—	(11,565,867)	103,756,819	2,850,462	1,513,866	12,506,625
JPMorgan Managed Income Fund Class L Shares (a)	—	67,715,685	—	—	131,973	67,847,658	6,764,472	585,273	10,011
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	48,755,526	16,793,976	2,349,636	39,182	(2,148,730)	61,090,318	1,245,724	397,392	5,098,601
JPMorgan Realty Income Fund Class R6 Shares (a)	76,171,322	12,642,048	2,271,278	(225,171)	6,876,762	93,193,683	6,590,784	1,181,194	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,861,821	2,211,839	—	—	(1,180,260)	15,893,400	286,729	88,835	829,431
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	13,463,188	3,629,085	—	—	(603,205)	16,489,068	849,952	—	1,278,615
JPMorgan Small Cap Value Fund Class R6 Shares (a)	12,455,031	4,778,768	—	—	(3,025,179)	14,208,620	555,241	121,662	1,579,886
JPMorgan U.S. Equity Fund Class R6 Shares (a)	124,836,202	34,027,410	—	—	(7,377,499)	151,486,113	9,894,586	1,210,243	13,964,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	19,812,842	309,492,174	260,844,745	—	—	68,460,271	68,460,271	585,984	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	154,531,600	38,994,342	2,302,100	13,173	(10,289,189)	180,947,826	6,799,993	2,037,199	17,013,773
JPMorgan Value Advantage Fund Class R6 Shares (a)	91,347,081	26,927,933	—	—	(2,735,053)	115,539,961	3,365,568	1,934,395	4,806,368

Total	$1,458,251,252	$685,926,837	$356,701,720	($4,140,168)	($51,697,454)	$1,731,638,747		$29,215,698	$66,276,594

*	Non-income producing security.
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 94.3%
Alternative Assets — 5.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	549,749	7,773,446
Fixed Income — 12.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	510,737	5,888,793
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	351,384	2,891,891
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	80,490	642,310
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	97,688	778,574
JPMorgan High Yield Fund Class R6 Shares (a)	386,402	2,778,231
JPMorgan Managed Income Fund Class L Shares (a)	520,503	5,220,648

Total Fixed Income		18,200,447

International Equity — 31.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	262,576	3,334,714
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	225,463	6,545,191
JPMorgan International Advantage Fund Class R6 Shares (a)	639,683	12,736,091
JPMorgan International Equity Fund Class R6 Shares (a)	794,590	12,967,713
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	561,641	9,615,286

Total International Equity		45,198,995

U.S. Equity — 44.7%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	448,434	9,928,328
JPMorgan Intrepid America Fund Class R6 Shares (a)	191,898	6,985,094
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	99,562	4,882,516
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	20,619	1,142,905
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	62,640	1,215,225
JPMorgan Small Cap Value Fund Class R6 Shares (a)	47,722	1,221,212
JPMorgan U.S. Equity Fund Class R6 Shares (a)	837,099	12,815,980
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	618,027	16,445,697
JPMorgan Value Advantage Fund Class R6 Shares (a)	276,905	9,506,160

Total U.S. Equity		64,143,117

TOTAL INVESTMENT COMPANIES (Cost $137,295,547)		135,316,005

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $911,884)	916,000	913,066

	Shares
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $7,167,889)	7,167,889	7,167,889

Total Investments — 99.9% (Cost $145,375,320)		143,396,960
Other Assets Less Liabilities — 0.1%		181,213

Net Assets — 100.0%		143,578,173

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	26	06/2019	USD	2,426,710	27,481
MSCI Emerging Markets E-Mini Index	33	06/2019	USD	1,745,700	(18,883)
S&P 500 E-Mini Index	50	06/2019	USD	7,092,500	198,773

					207,371

Short Contracts
Hang Seng Index	(3)	04/2019	HKD	(556,684)	(7,402)
EURO STOXX 50 Index	(74)	06/2019	EUR	(2,723,542)	(46,141)
Russell 2000 E-Mini Index	(1)	06/2019	USD	(77,200)	(675)
SPI 200 Index	(5)	06/2019	AUD	(548,247)	357

					(53,861)

					153,510

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$142,483,894	$913,066	$—	$143,396,960

Appreciation in Other Financial Instruments
Futures Contracts (a)	$226,254	$357	$—	$226,611

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(65,699)	$(7,402)	$—	$(73,101)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$3,478,901	$2,862,026	$579,968	$(9,419)	$137,253	$5,888,793	510,737	$104,795	$4,943
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,472,678	1,412,903	1,062,732	(11,680)	80,722	2,891,891	351,384	75,027	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	2,781,380	713,458	—	—	(160,124)	3,334,714	262,576	99,491	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	599,917	23,837	—	—	18,556	642,310	80,490	23,837	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,423,751	2,724,981	—	—	396,459	6,545,191	225,463	37,670	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	508,802	382,179	116,360	(12,727)	16,680	778,574	97,688	24,910	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	5,067,293	5,023,073	193,494	(35,194)	66,650	9,928,328	448,434	—	528,512
JPMorgan High Yield Fund Class R6 Shares (a)	3,360,048	1,549,013	2,095,770	(85,535)	50,475	2,778,231	386,402	153,273	—
JPMorgan International Advantage Fund Class R6 Shares (a)	6,453,760	6,830,558	—	—	(548,227)	12,736,091	639,683	242,675	—
JPMorgan International Equity Fund Class R6 Shares (a)	6,445,521	6,778,669	—	—	(256,477)	12,967,713	794,590	241,507	95,012
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	6,352,151	3,956,727	181,400	(34,665)	(477,527)	9,615,286	561,641	319,183	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,807,538	3,511,857	483,729	(116,752)	(733,820)	6,985,094	191,898	106,370	878,762
JPMorgan Managed Income Fund Class L Shares (a)	—	5,212,230	—	—	8,418	5,220,648	520,503	43,616	668
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,461,089	2,535,173	—	—	(113,746)	4,882,516	99,562	27,563	353,637
JPMorgan Realty Income Fund Class R6 Shares (a)	3,856,530	3,547,713	181,400	(751)	551,354	7,773,446	549,749	80,577	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	692,469	504,207	—	—	(53,771)	1,142,905	20,619	5,847	54,591
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	694,136	540,844	—	—	(19,755)	1,215,225	62,640	—	93,517
JPMorgan Small Cap Value Fund Class R6 Shares (a)	738,146	646,476	—	—	(163,410)	1,221,212	47,722	7,771	94,018
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,341,780	7,013,383	—	—	(539,183)	12,815,980	837,099	84,871	974,870
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a) (b)	1,410,476	41,775,086	36,017,673	—	—	7,167,889	7,167,889	62,183	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,904,663	9,352,684	139,880	1,271	(673,041)	16,445,697	618,027	148,187	1,160,482
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,512,636	5,167,558	—	—	(174,034)	9,506,160	276,905	135,080	335,632

Total	$74,363,665	$112,064,635	$41,052,406	$(305,452)	$(2,586,548)	$142,483,894		$2,024,433	$4,574,644

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.2%
Alternative Assets — 2.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,221,401	73,830,606

Fixed Income — 64.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	82,637,124	952,806,035
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	62,286,219	512,615,582
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,671,267	21,316,709
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,717,121	69,475,454
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,547,806	87,553,383
JPMorgan High Yield Fund Class R6 Shares (a)	40,384,209	290,362,465
JPMorgan Income Fund Class R6 Shares (a)	1,886,977	17,699,844
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	17,235,527	174,940,599
JPMorgan Managed Income Fund Class L Shares (a)	11,668,467	117,034,725

Total Fixed Income		2,243,804,796

International Equity — 12.0%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	2,637,516	33,496,455
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,813,844	52,655,902
JPMorgan International Advantage Fund Class R6 Shares (a)	5,693,184	113,351,299
JPMorgan International Equity Fund Class R6 Shares (a)	7,209,818	117,664,226
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	6,000,898	102,735,375

Total International Equity		419,903,257

U.S. Equity — 17.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	3,819,171	84,556,436
JPMorgan Intrepid America Fund Class R6 Shares (a)	136,432	4,966,126
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	821,056	40,264,601
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	244,186	13,535,222
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	616,959	11,968,999
JPMorgan Small Cap Value Fund Class R6 Shares (a)	453,189	11,597,116
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,200,829	140,864,697
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,960,090	211,817,984
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,384,875	81,872,749

Total U.S. Equity		601,443,930

TOTAL INVESTMENT COMPANIES (Cost $2,992,009,900)		3,338,982,589

EXCHANGE TRADED FUNDS — 2.6%
Fixed Income — 2.6%
iShares TIPS Bond ETF (Cost $90,017,564)	807,411	91,293,962

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $8,252,276)	8,290,000	8,263,446

	Shares
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38% (a) (c) (Cost $89,025,387)	89,025,387	89,025,387

Total Investments — 100.6% (Cost $3,179,305,127)		3,527,565,384
Liabilities in Excess of Other Assets — (0.6%)		(20,601,940)

Net Assets — 100.0%		3,506,963,444

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

ETF	Exchange Traded Fund
TIPS	Treasury Inflation Protected Security

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	113	06/2019	USD	16,029,050	480,021
U.S. Treasury 10 Year Note	184	06/2019	USD	22,870,625	357,892

					837,913

Short Contracts
Hang Seng Index	(53)	04/2019	HKD	(9,834,750)	(130,786)
EURO STOXX 50 Index	(1,007)	06/2019	EUR	(37,062,250)	(743,148)
MSCI Emerging Markets E-Mini Index	(169)	06/2019	USD	(8,940,100)	(112,775)
Russell 2000 E-Mini Index	(65)	06/2019	USD	(5,018,000)	(43,769)
SPI 200 Index	(88)	06/2019	AUD	(9,649,148)	6,287

					(1,024,191)

					(186,278)

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,519,301,938	$8,263,446	$—	$3,527,565,384

Appreciation in Other Financial Instruments
Futures Contracts (a)	$837,913	$6,287	$—	$844,200

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(899,692)	$(130,786)	$—	$(1,030,478)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares *(a)	$64,139,182	$—	$61,745,404	($2,838,036)	$444,258	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	928,154,375	120,273,564	115,901,467	(4,765,288)	25,044,851	952,806,035	82,637,124	20,375,159	838,331
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	516,427,482	50,530,470	64,958,525	(2,596,547)	13,212,702	512,615,582	62,286,219	12,418,313	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	59,174,218	1,555,304	23,647,436	1,809,322	(5,394,953)	33,496,455	2,637,516	1,555,304	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67,191,591	4,408,789	51,560,997	(619,072)	1,896,398	21,316,709	2,671,267	863,700	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	79,122,131	693,513	28,394,188	5,876,139	(4,641,693)	52,655,902	1,813,844	693,513	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	70,006,350	6,051,168	7,466,842	(1,700,383)	2,585,161	69,475,454	8,717,121	2,526,194	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	119,766,071	42,768,110	72,379,823	(5,129,588)	2,528,613	87,553,383	9,547,806	5,115,280	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	103,476,146	13,880,119	29,745,133	9,081,897	(12,136,593)	84,556,436	3,819,171	—	7,260,762
JPMorgan High Yield Fund Class R6 Shares (a)	267,922,884	56,073,887	33,487,564	(1,131,826)	985,084	290,362,465	40,384,209	11,746,096	—
JPMorgan Income Fund Class R6 Shares (a)	—	17,568,109	—	—	131,735	17,699,844	1,886,977	47,435	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	193,384,038	65,791,329	83,557,344	(3,192,474)	2,515,050	174,940,599	17,235,527	3,683,008	—
JPMorgan International Advantage Fund Class R6 Shares (a)	137,407,409	3,316,654	16,345,450	(2,865,367)	(8,161,947)	113,351,299	5,693,184	3,316,654	—
JPMorgan International Equity Fund Class R6 Shares (a)	141,542,923	4,674,131	18,366,723	(2,872,153)	(7,313,952)	117,664,226	7,209,818	3,324,517	1,349,614
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	143,646,068	4,441,014	35,561,270	(4,466,431)	(5,324,006)	102,735,375	6,000,898	4,441,014	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	82,093,046	10,412,418	77,687,318	25,905,007	(35,757,027)	4,966,126	136,432	1,124,283	9,288,134
JPMorgan Managed Income Fund Class L Shares (a)	—	116,844,138	—	—	190,587	117,034,725	11,668,467	934,669	15,356
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	60,489,873	5,789,550	21,740,070	3,126,812	(7,401,564)	40,264,601	821,056	418,618	5,370,932
JPMorgan Realty Income Fund Class R6 Shares (a)	84,921,274	1,141,263	17,312,685	58,750	5,022,004	73,830,606	5,221,401	1,141,263	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,824,437	854,169	—	—	(1,143,384)	13,535,222	244,186	82,634	771,535
JPMorgan Small Cap Growth Fund Class R6 Shares *(a)	17,124,958	1,106,410	5,814,114	2,579,397	(3,027,652)	11,968,999	616,959	—	1,106,410
JPMorgan Small Cap Value Fund Class R6 Shares (a)	12,732,961	1,470,588	—	—	(2,606,433)	11,597,116	453,189	104,241	1,366,346
JPMorgan U.S. Equity Fund Class R6 Shares (a)	165,012,477	17,111,999	31,605,750	908,925	(10,562,954)	140,864,697	9,200,829	1,271,119	15,840,879
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	73,040,663	601,185,930	585,201,206	—	—	89,025,387	89,025,387	1,695,612	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	235,531,096	24,773,071	35,612,405	8,640,669	(21,514,447)	211,817,984	7,960,090	2,583,727	22,189,345
JPMorgan Value Advantage Fund Class R6 Shares (a)	104,521,546	6,224,692	26,136,832	8,398,096	(11,134,753)	81,872,749	2,384,875	1,786,298	4,438,394

Total	$3,740,653,199	$1,178,940,389	$1,444,228,546	$34,207,849	($81,564,915)	$3,428,007,976		$81,248,651	$69,836,038

*	Non-income producing security.
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 69.8%
Alternative Assets — 0.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	237,224	3,354,348

Fixed Income — 55.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	18,372,128	211,830,635
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,101,608	107,826,238
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	514,405	4,104,952
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,874,792	14,942,094
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,748,775	16,036,263
JPMorgan High Yield Fund Class R6 Shares (a)	9,149,290	65,783,394
JPMorgan Income Fund Class R6 Shares (a)	456,239	4,279,520
JPMorgan Managed Income Fund Class L Shares (a)	4,614,887	46,287,319

Total Fixed Income		471,090,415

U.S. Equity — 14.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,813,383	121,960,149

TOTAL INVESTMENT COMPANIES (Cost $588,227,534)		596,404,912

EXCHANGE TRADED FUNDS — 29.0%
Alternative Assets — 2.0%
Schwab U.S. REIT ETF	379,673	16,868,871

Fixed Income — 8.8%
iShares Core U.S. Aggregate Bond ETF	238,514	26,014,722
iShares TIPS Bond ETF	436,469	49,351,550

Total Fixed Income		75,366,272

International Equity — 14.4%
iShares Core MSCI EAFE ETF	1,587,672	96,482,827
iShares Core MSCI Emerging Markets ETF	514,926	26,626,824

Total International Equity		123,109,651

U.S. Equity — 3.8%
iShares Russell 2000 ETF	88,344	13,524,583
iShares Russell Mid-Cap ETF	360,789	19,464,566

Total U.S. Equity		32,989,149

TOTAL EXCHANGE TRADED FUNDS (Cost $236,996,497)		248,333,943

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $2,727,558)	2,740,000	2,731,223

	Shares
SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $7,432,170)	7,432,170	7,432,170

Total Investments — 100.0% (Cost $835,383,759)		854,902,248
Liabilities in Excess of Other Assets — 0.0% (d)		(182,129)

Net Assets — 100.0%		854,720,119

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	182	06/2019	USD	25,816,700	773,130
U.S. Treasury 10 Year Note	52	06/2019	USD	6,463,438	100,253

					873,383

Short Contracts
Hang Seng Index	(12)	04/2019	HKD	(2,226,736)	(29,609)
EURO STOXX 50 Index	(232)	06/2019	EUR	(8,538,671)	(171,213)
MSCI Emerging Markets E-Mini Index	(40)	06/2019	USD	(2,116,000)	(26,693)
Russell 2000 E-Mini Index	(15)	06/2019	USD	(1,158,000)	(10,100)
SPI 200 Index	(19)	06/2019	AUD	(2,083,339)	1,357

					(236,258)

					637,125

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$852,171,025	$2,731,223	$—	$854,902,248

Appreciation in Other Financial Instruments
Futures Contracts (a)	$873,383	$1,357	$—	$874,740

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(208,006)	$(29,609)	$—	$(237,615)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares * (a)	$6,093,613	$—	$5,866,189	$(280,260)	$52,836	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	171,277,993	51,304,531	15,582,664	(546,416)	5,377,191	211,830,635	18,372,128	4,119,658	172,209
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	88,498,245	30,666,721	13,824,196	(335,633)	2,821,101	107,826,238	13,101,608	2,423,602	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,013,842	837,894	9,950,779	(547,152)	751,147	4,104,952	514,405	186,266	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	10,375,705	4,276,871	—	—	289,518	14,942,094	1,874,792	422,510	—
JPMorgan Equity Index Fund Class R6 Shares (a)	149,170,956	13,736,650	45,784,606	(668,998)	5,506,147	121,960,149	2,813,383	1,903,446	519,624
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	15,352,428	8,780,255	7,652,291	(275,059)	(169,070)	16,036,263	1,748,775	773,903	—
JPMorgan High Yield Fund Class R6 Shares (a)	46,702,880	22,789,691	3,899,336	(172,728)	362,887	65,783,394	9,149,290	2,259,120	—
JPMorgan Income Fund Class R6 Shares (a)	—	4,247,669	—	—	31,851	4,279,520	456,239	11,469	—
JPMorgan Managed Income Fund Class L Shares (a)	—	46,219,805	—	—	67,514	46,287,319	4,614,887	224,650	3,077
JPMorgan Realty Income Fund Class R6 Shares (a)	9,548,345	1,369,872	7,666,512	(44,688)	147,331	3,354,348	237,224	128,228	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	15,247,983	222,870,156	230,685,969	—	—	7,432,170	7,432,170	325,176	—

Total	$525,281,990	$407,100,115	$340,912,542	$(2,870,934)	$15,238,453	$603,837,082		$12,778,028	$694,910

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 73.8%
Alternative Assets — 1.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,169,001	16,529,675

Fixed Income — 47.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	21,243,651	244,939,298
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	15,364,094	126,446,491
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	457,327	3,649,467
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,944,847	15,500,430
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	680,670	6,241,742
JPMorgan High Yield Fund Class R6 Shares (a)	9,487,069	68,212,028
JPMorgan Income Fund Class R6 Shares (a)	562,591	5,277,103
JPMorgan Managed Income Fund Class L Shares (a)	2,886,169	28,948,280

Total Fixed Income		499,214,839

International Equity — 4.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,953,456	48,820,625

U.S. Equity — 20.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,053,617	219,074,282

TOTAL INVESTMENT COMPANIES (Cost $768,164,119)		783,639,421

EXCHANGE TRADED FUNDS — 24.7%
Alternative Assets — 1.6%
Schwab U.S. REIT ETF	386,454	17,170,151

Fixed Income — 2.2%
iShares Core U.S. Aggregate Bond ETF	39,774	4,338,150
iShares TIPS Bond ETF	163,464	18,482,875

Total Fixed Income		22,821,025

International Equity — 15.7%
iShares Core MSCI EAFE ETF	2,751,765	167,224,759
U.S. Equity — 5.2%
iShares Russell 2000 ETF	139,907	21,418,362
iShares Russell Mid-Cap ETF	621,561	33,533,216

Total U.S. Equity		54,951,578

TOTAL EXCHANGE TRADED FUNDS (Cost $253,196,360)		262,167,513

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $3,319,838)	3,335,000	3,324,318

	Shares
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $11,916,378)	11,916,378	11,916,378

Total Investments — 99.9% (Cost $1,036,596,695)		1,061,047,630
Other Assets Less Liabilities — 0.1%		980,428

Net Assets — 100.0%		1,062,028,058

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in affiliate. Fund is registered under the Investment
Company Act of 1940, as amended, and advised by J.P.
Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	226	06/2019	USD	32,058,100	960,041
U.S. Treasury 10 Year Note	64	06/2019	USD	7,955,000	129,383

					1,089,424

Short Contracts
Hang Seng Index	(14)	04/2019	HKD	(2,597,859)	(34,544)
EURO STOXX 50 Index	(284)	06/2019	EUR	(10,452,511)	(209,589)
MSCI Emerging Markets E-Mini Index	(48)	06/2019	USD	(2,539,200)	(32,029)
Russell 2000 E-Mini Index	(8)	06/2019	USD	(617,600)	(5,386)
SPI 200 Index	(24)	06/2019	AUD	(2,631,586)	1,715

					(279,833)

					809,591

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,057,723,312	$3,324,318	$—	$1,061,047,630

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,089,424	$1,715	$—	$1,091,139

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(247,004)	$(34,544)	$—	$(281,548)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes is held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares *(a)	$1,304,989	$0	$1,256,285	$(68,892)	$20,188	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	178,059,686	72,441,074	10,967,393	(552,533)	5,958,464	244,939,298	21,243,651	4,502,608	191,886
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	92,739,670	35,674,644	4,691,332	(237,236)	2,960,745	126,446,491	15,364,094	2,634,092	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	10,551,886	307,606	10,062,480	(1,041,036)	244,024	—	—	307,606	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,908,772	176,085	10,666,224	(607,539)	838,373	3,649,467	457,327	176,085	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	13,378,392	126,497	13,142,323	330,010	(692,576)	—	—	126,497	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	47,323,737	—	—	1,496,888	48,820,625	2,953,456	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	10,767,214	4,432,972	—	—	300,244	15,500,430	1,944,847	438,420	—
JPMorgan Equity Index Fund Class R6 Shares (a)	208,167,108	34,834,716	32,128,521	(933,747)	9,134,726	219,074,282	5,053,617	2,956,953	772,288
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	7,670,957	9,652,668	10,730,517	(276,648)	(74,718)	6,241,742	680,670	521,548	—
JPMorgan High Yield Fund Class R6 Shares (a)	45,787,626	24,830,589	2,517,702	(101,953)	213,468	68,212,028	9,487,069	2,337,273	—
JPMorgan Income Fund Class R6 Shares (a)	—	5,237,827	—	—	39,276	5,277,103	562,591	14,142	—
JPMorgan Managed Income Fund Class L Shares (a)	—	40,567,113	11,677,849	—	59,016	28,948,280	2,886,169	262,455	4,427
JPMorgan Realty Income Fund Class R6 Shares (a)	15,275,203	1,587,370	1,604,859	22,620	1,249,341	16,529,675	1,169,001	229,183	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	13,850,802	234,509,223	236,443,647	—	—	11,916,378	11,916,378	280,294	—

Total	$611,462,305	$511,702,121	$345,889,132	$(3,466,954)	$21,747,459	$795,555,799		$14,787,156	$968,601

*	Non-income producing security
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 69.6%
Alternative Assets — 2.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,590,570	22,490,660

Fixed Income — 35.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,805,494	193,767,351
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,022,873	98,948,244
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,662,649	13,267,937
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,604,194	12,785,424
JPMorgan High Yield Fund Class R6 Shares (a)	6,371,049	45,807,839
JPMorgan Managed Income Fund Class L Shares (a)	2,664,142	26,721,349

Total Fixed Income		391,298,144

International Equity — 5.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,792,263	62,686,107
U.S. Equity — 26.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,637,242	287,724,419

TOTAL INVESTMENT COMPANIES (Cost $746,118,306)		764,199,330

EXCHANGE TRADED FUNDS — 27.9%
Alternative Assets — 1.9%
Schwab U.S. REIT ETF	479,022	21,282,947

Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	42,074	4,589,011

International Equity — 19.3%
iShares Core MSCI EAFE ETF	3,480,366	211,501,842
U.S. Equity — 6.3%
iShares Russell 2000 ETF	184,034	28,173,765
iShares Russell Mid-Cap ETF	759,531	40,976,698

Total U.S. Equity		69,150,463

TOTAL EXCHANGE TRADED FUNDS (Cost $296,680,529)		306,524,263

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $3,245,175)	3,260,000	3,249,558

	Shares
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $23,831,703)	23,831,703	23,831,703

Total Investments — 100.0% (Cost $1,069,875,713)		1,097,804,854
Other Assets Less Liabilities — 0.0% (d)		57,859

Net Assets — 100.0%		1,097,862,713

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	224	06/2019	USD	31,774,400	951,545
U.S. Treasury 10 Year Note	56	06/2019	USD	6,960,625	115,158

					1,066,703

Short Contracts
Hang Seng Index	(15)	04/2019	HKD	(2,783,420)	(37,018)
EURO STOXX 50 Index	(283)	06/2019	EUR	(10,415,706)	(208,856)
MSCI Emerging Markets E-Mini Index	(49)	06/2019	USD	(2,592,100)	(32,696)
SPI 200 Index	(24)	06/2019	AUD	(2,631,586)	1,715

					(276,855)

					789,848

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,094,555,296	$3,249,558	$—	$1,097,804,854

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,066,703	$1,715	$—	$1,068,418

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(241,552)	$(37,018)	$—	$(278,570)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$147,703,815	$48,697,447	$6,882,494	$(392,171)	$4,640,754	$193,767,351	16,805,494	$3,609,225	$153,573
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	74,939,488	23,924,628	2,073,813	(104,870)	2,262,811	98,948,244	12,022,873	2,082,143	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	12,747,369	371,609	12,164,147	(1,222,040)	267,209	—	—	371,609	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,392,239	492,398	—	—	383,300	13,267,937	1,662,649	492,397	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	15,661,327	148,083	15,395,621	368,007	(781,796)	—	—	148,083	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	60,742,682	—	—	1,943,425	62,686,107	3,792,263	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,134,955	3,408,956	—	—	241,513	12,785,424	1,604,194	369,767	—
JPMorgan Equity Index Fund Class R6 Shares (a)	258,541,649	38,971,011	21,030,164	(129,031)	11,370,954	287,724,419	6,637,242	3,683,492	926,974
JPMorgan High Yield Fund Class R6 Shares (a)	43,805,153	6,903,725	4,901,188	(190,373)	190,522	45,807,839	6,371,049	1,954,908	—
JPMorgan Managed Income Fund Class L Shares (a)	—	26,668,246	—	—	53,103	26,721,349	2,664,142	239,822	4,280
JPMorgan Realty Income Fund Class R6 Shares (a)	18,403,017	3,295,163	713,552	13,234	1,492,798	22,490,660	1,590,570	289,244	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	15,991,779	230,799,691	222,959,767	—	—	23,831,703	23,831,703	273,098	—

Total	$609,320,791	$444,423,639	$286,120,746	$(1,657,244)	$22,064,593	$788,031,033		$13,513,788	$1,084,827

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 64.4%
Alternative Assets — 2.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,504,885	21,279,068

Fixed Income — 24.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	9,257,870	106,743,244
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,436,776	52,974,665
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	979,630	7,817,444
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	936,611	7,464,791
JPMorgan High Yield Fund Class R6 Shares (a)	3,738,632	26,880,762
JPMorgan Managed Income Fund Class L Shares (a)	1,513,912	15,184,538

Total Fixed Income		217,065,444

International Equity — 6.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,689,989	60,995,512

U.S. Equity — 31.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,482,726	281,026,151

TOTAL INVESTMENT COMPANIES (Cost $563,036,780)		580,366,175

EXCHANGE TRADED FUNDS — 32.8%
Alternative Assets — 2.2%
Schwab U.S. REIT ETF	446,224	19,825,732

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	39,470	4,304,993

International Equity — 22.5%
iShares Core MSCI EAFE ETF	3,337,249	202,804,622

U.S. Equity — 7.6%
iShares Russell 2000 ETF	181,940	27,853,195
iShares Russell Mid-Cap ETF	749,708	40,446,746

Total U.S. Equity		68,299,941

TOTAL EXCHANGE TRADED FUNDS (Cost $289,320,504)		295,235,288

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020(b) (Cost $2,812,180)	2,825,000	2,815,951

	Shares
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $23,281,267)	23,281,267	23,281,267

Total Investments — 100.1% (Cost $878,450,731)		901,698,681
Liabilities in Excess of Other Assets — (0.1%)		(1,021,294)

Net Assets — 100.0%		900,677,387

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	53	06/2019	USD	2,803,700	(40,970)
S&P 500 E-Mini Index	185	06/2019	USD	26,242,250	785,875

					744,905

Short Contracts
Hang Seng Index	(12)	04/2019	HKD	(2,226,736)	(29,609)
EURO STOXX 50 Index	(205)	06/2019	EUR	(7,544,946)	(151,293)
Russell 2000 E-Mini Index	(4)	06/2019	USD	(308,800)	(2,693)
SPI 200 Index	(19)	06/2019	AUD	(2,083,339)	1,357

					(182,238)

					562,667

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$898,882,730	$2,815,951	$—	$901,698,681

Appreciation in Other Financial Instruments
Futures Contracts (a)	$785,875	$1,357	$—	$787,232

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(194,956)	$(29,609)	$—	$(224,565)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
SmartRetirement Blend 2035 Fund
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$83,996,642	$24,882,451	$4,480,289	($269,316)	$2,613,756	$106,743,244	9,257,870	$2,046,726	$88,914
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,273,800	12,882,060	3,344,284	(169,117)	1,332,206	52,974,665	6,436,776	1,180,700	0
JPMorgan Emerging Economies Fund Class R6 Shares (a)	12,097,876	352,674	11,544,720	(1,090,083)	184,253	—	—	352,675	0
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,301,484	290,120	—	—	225,840	7,817,444	979,630	290,120	0
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,052,989	132,876	13,823,454	234,787	(597,198)	—	—	132,876	0
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	59,136,544	—	—	1,858,968	60,995,512	3,689,989	—	0
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,574,871	778,968	—	—	110,952	7,464,791	936,611	255,713	0
JPMorgan Equity Index Fund Class R6 Shares (a)	232,475,395	46,491,877	9,125,113	17,332	11,166,660	281,026,151	6,482,726	3,447,976	850,346
JPMorgan High Yield Fund Class R6 Shares (a)	29,943,233	4,268,379	7,231,899	(332,696)	233,745	26,880,762	3,738,632	1,290,134	0
JPMorgan Managed Income Fund Class L Shares (a)	—	15,152,075	—	—	32,463	15,184,538	1,513,912	171,837	$3,136
JPMorgan Realty Income Fund Class R6 Shares (a)	14,869,507	5,511,881	577,564	8,141	1,467,103	21,279,068	1,504,885	254,517	0
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	13,436,736	187,161,797	177,317,266	—	—	23,281,267	23,281,267	249,793	0

Total	$457,022,533	357,041,702	$227,444,589	($1,600,952)	$18,628,748	603,647,442		$9,673,067	$942,396

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 61.1%
Alternative Assets — 2.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,458,173	20,618,567

Fixed Income — 15.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,882,371	56,293,734
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,048,420	25,088,497
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	637,332	5,085,910
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	605,966	4,829,547
JPMorgan High Yield Fund Class R6 Shares (a)	2,641,819	18,994,679
JPMorgan Managed Income Fund Class L Shares (a)	1,584,621	15,893,753

Total Fixed Income		126,186,120

International Equity — 7.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,869,858	63,968,746

U.S. Equity — 35.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,666,302	288,984,186

TOTAL INVESTMENT COMPANIES (Cost $482,700,150)		499,757,619

EXCHANGE TRADED FUNDS — 36.7%
Alternative Assets — 2.7%
Schwab U.S. REIT ETF	489,057	21,728,803

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	41,524	4,529,023

International Equity — 25.0%
iShares Core MSCI EAFE ETF	3,364,007	204,430,705

U.S. Equity — 8.5%
iShares Russell 2000 ETF	175,136	26,811,570
iShares Russell Mid-Cap ETF	791,242	42,687,506

Total U.S. Equity		69,499,076

TOTAL EXCHANGE TRADED FUNDS (Cost $292,367,030)		300,187,607

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $2,567,274)	2,579,000	2,570,739

	Shares
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $14,536,214)	14,536,214	14,536,214

Total Investments — 99.9% (Cost $792,170,668)		817,052,179
Other Assets Less Liabilities — 0.1%		628,779

Net Assets — 100.0%		817,680,958

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	25	06/2019	USD	1,322,500	15,258
S&P 500 E-Mini Index	167	06/2019	USD	23,688,950	709,411

					724,669

Short Contracts
Hang Seng Index	(11)	04/2019	HKD	(2,041,175)	(27,141)
EURO STOXX 50 Index	(211)	06/2019	EUR	(7,765,774)	(155,721)
Russell 2000 E-Mini Index	(4)	06/2019	USD	(308,800)	(2,693)
SPI 200 Index	(18)	06/2019	AUD	(1,973,689)	1,286

					(184,269)

					540,400

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$814,481,440	$2,570,739	$—	$817,052,179

Appreciation in Other Financial Instruments
Futures Contracts (a)	$724,669	$1,286	$—	$725,955

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(158,414)	$(27,141)	$—	$(185,555)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$48,487,843	12,858,672	$6,318,690	($278,002)	$1,543,911	$56,293,734	4,882,371	$1,151,169	$51,892
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	24,866,465	4,497,293	4,844,064	(163,270)	732,073	25,088,497	3,048,420	637,105	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	12,085,194	352,305	11,544,079	(1,143,460)	250,040	—	—	352,305	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,383,294	235,125	1,689,349	(111,836)	268,676	5,085,910	637,332	235,125	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,860,220	1,816,948	16,457,414	591,740	(811,494)	—	—	140,508	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	62,116,547	—	—	1,852,199	63,968,746	3,869,858	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,659,395	178,453	70,265	(18,572)	80,536	4,829,547	605,966	178,453	—
JPMorgan Equity Index Fund Class R6 Shares (a)	234,240,432	49,064,940	5,360,586	90,821	10,948,579	288,984,186	6,666,302	3,513,467	858,847
JPMorgan High Yield Fund Class R6 Shares (a)	25,764,075	3,489,523	9,998,936	(583,061)	323,078	18,994,679	2,641,819	1,049,439	—
JPMorgan Managed Income Fund Class L Shares (a)	—	15,858,613	—	—	35,140	15,893,753	1,584,621	177,508	3,282
JPMorgan Realty Income Fund Class R6 Shares (a)	15,280,950	3,870,196	—	—	1,467,421	20,618,567	1,458,173	255,542	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	11,884,697	171,614,636	168,963,119	—	—	14,536,214	14,536,214	196,158	—

Total	$398,512,565	$325,953,251	$225,246,502	($1,615,640)	$16,690,159	$514,293,833		$7,886,779	$914,021

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 59.0%
Alternative Assets — 2.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,299,764	18,378,669

Fixed Income — 10.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,201,614	25,384,606
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,142,760	9,404,915
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	366,102	2,921,494
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	341,933	2,725,204
JPMorgan High Yield Fund Class R6 Shares (a)	1,607,596	11,558,615
JPMorgan Managed Income Fund Class L Shares (a)	1,248,558	12,523,035

Total Fixed Income		64,517,869

International Equity — 8.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,200,225	52,899,711

U.S. Equity — 37.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,542,645	240,273,670

TOTAL INVESTMENT COMPANIES (Cost $361,580,417)		376,069,919

EXCHANGE TRADED FUNDS — 38.5%
Alternative Assets — 2.6%
Schwab U.S. REIT ETF	370,205	16,448,208

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	29,363	3,202,622

International Equity — 26.5%
iShares Core MSCI EAFE ETF	2,787,834	169,416,672

U.S. Equity — 8.9%
iShares Russell 2000 ETF	147,517	22,583,378
iShares Russell Mid-Cap ETF	632,060	34,099,637

Total U.S. Equity		56,683,015

TOTAL EXCHANGE TRADED FUNDS (Cost $241,005,309)		245,750,517

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $2,000,861)	2,010,000	2,003,562

	Shares
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $12,837,125)	12,837,125	12,837,125

Total Investments — 99.8% (Cost $617,423,712)		636,661,123
Other Assets Less Liabilities — 0.2%		1,181,791

Net Assets — 100.0%		637,842,914

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	30	06/2019	USD	1,587,000	(23,437)
S&P 500 E-Mini Index	129	06/2019	USD	18,298,650	547,988

					524,551

Short Contracts
Hang Seng Index	(8)	04/2019	HKD	(1,484,490)	(19,739)
EURO STOXX 50 Index	(146)	06/2019	EUR	(5,373,474)	(107,746)
Russell 2000 E-Mini Index	(3)	06/2019	USD	(231,600)	(2,021)
SPI 200 Index	(14)	06/2019	AUD	(1,535,092)	1,000

					(128,506)

					396,045

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments.

In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$634,657,561	$2,003,562	$—	$636,661,123

Appreciation in Other Financial Instruments
Futures Contracts (a)	$547,988	$1,000	$—	$548,988

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(133,204)	$(19,739)	$—	$(152,943)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$29,520,316	$5,494,774	$10,220,386	$(338,934)	$928,836	$25,384,606	2,201,614	$632,960	$29,972
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,928,875	2,590,449	7,349,375	(195,440)	430,406	9,404,915	1,142,760	333,491	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	9,697,507	2,214,275	11,248,741	(908,020)	244,979	—	—	343,283	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,140,950	148,575	1,461,251	(99,874)	193,094	2,921,494	366,102	148,575	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,198,013	105,880	11,015,483	33,461	(321,871)	—	—	105,881	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	51,328,369	—	—	1,571,342	52,899,711	3,200,225	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,783,110	137,715	1,202,649	(139,740)	146,768	2,725,204	341,933	137,715	—
JPMorgan Equity Index Fund Class R6 Shares (a)	183,905,139	52,700,987	5,865,789	70,526	9,462,807	240,273,670	5,542,645	2,837,607	678,063
JPMorgan High Yield Fund Class R6 Shares (a)	19,146,106	1,551,986	8,896,226	(514,766)	271,515	11,558,615	1,607,596	750,823	—
JPMorgan Managed Income Fund Class L Shares (a)	—	13,544,448	1,048,450	(1,048)	28,085	12,523,035	1,248,558	146,552	2,804
JPMorgan Realty Income Fund Class R6 Shares (a)	13,093,958	4,060,168	—	—	1,224,543	18,378,669	1,299,764	214,872	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	10,245,288	139,656,275	137,064,438	—	—	12,837,125	12,837,125	156,953	—

Total	$298,659,262	$273,533,901	$195,372,788	$(2,093,835)	$14,180,504	$388,907,044		$5,808,712	$710,839

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 58.7%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	865,986	12,245,045

Fixed Income — 10.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,612,276	18,589,539
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	816,049	6,716,081
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	267,079	2,131,288
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	252,796	2,014,787
JPMorgan High Yield Fund Class R6 Shares (a)	1,186,243	8,529,088
JPMorgan Managed Income Fund Class L Shares (a)	961,342	9,642,261

Total Fixed Income		47,623,044

International Equity — 8.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,336,518	38,622,647

U.S. Equity — 37.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,057,219	175,880,457

TOTAL INVESTMENT COMPANIES (Cost $264,035,369)		274,371,193

EXCHANGE TRADED FUNDS — 38.9%
Alternative Assets — 2.8%
Schwab U.S. REIT ETF	294,858	13,100,541

Fixed Income — 0.6%
iShares Core U.S. Aggregate Bond ETF	24,059	2,624,115

International Equity — 26.7%
iShares Core MSCI EAFE ETF	2,055,527	124,914,376

U.S. Equity — 8.8%
iShares Russell 2000 ETF	106,914	16,367,464
iShares Russell Mid-Cap ETF	459,574	24,794,018

Total U.S. Equity		41,161,482

TOTAL EXCHANGE TRADED FUNDS (Cost $177,929,130)		181,800,514

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $1,587,748)	1,595,000	1,589,891

	Shares
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $8,607,869)	8,607,869	8,607,869

Total Investments — 99.8% (Cost $452,160,116)		466,369,467
Other Assets Less Liabilities — 0.2%		870,947

Net Assets — 100.0%		467,240,414

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	22	06/2019	USD	1,163,800	(17,265)
S&P 500 E-Mini Index	95	06/2019	USD	13,475,750	403,557

					386,292

Short Contracts
Hang Seng Index	(6)	04/2019	HKD	(1,113,368)	(14,804)
EURO STOXX 50 Index	(107)	06/2019	EUR	(3,938,094)	(78,970)
Russell 2000 E-Mini Index	(2)	06/2019	USD	(154,400)	(1,347)
SPI 200 Index	(10)	06/2019	AUD	(1,096,494)	714

					(94,407)

					291,885

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$464,779,576	$1,589,891	$—	$466,369,467

Appreciation in Other Financial Instruments
Futures Contracts (a)	$403,557	$714	$—	$404,271

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(97,582)	$(14,804)	$—	$(112,386)

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$21,609,789	$4,363,437	$7,813,045	($273,669)	$703,027	$18,589,539	1,612,276	$463,578	$21,849
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,700,304	2,808,182	5,951,690	(167,202)	326,487	6,716,081	816,049	243,461	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	6,543,665	190,760	6,251,199	(649,220)	165,994	—	—	190,760	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,393,651	119,209	1,452,547	(91,712)	162,687	2,131,288	267,079	119,209	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,223,575	1,221,760	9,318,320	175,820	(302,835)	—	—	89,569	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	37,462,190	—	—	1,160,457	38,622,647	2,336,518	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,339,132	87,129	427,754	(53,925)	70,205	2,014,787	252,796	87,129	—
JPMorgan Equity Index Fund Class R6 Shares (a)	132,939,336	39,677,110	3,484,955	25,985	6,722,981	175,880,457	4,057,219	2,079,786	494,853
JPMorgan High Yield Fund Class R6 Shares (a)	13,806,088	1,729,225	6,826,993	(358,968)	179,736	8,529,088	1,186,243	551,003	—
JPMorgan Managed Income Fund Class L Shares (a)	—	10,200,680	579,440	(579)	21,600	9,642,261	961,342	110,881	2,112
JPMorgan Realty Income Fund Class R6 Shares (a)	9,058,773	2,322,903	—	—	863,369	12,245,045	865,986	151,213	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	6,789,278	96,593,792	94,775,201	—	—	8,607,869	8,607,869	106,441	—

Total	$214,403,591	$196,776,377	$136,881,144	($1,393,470)	$10,073,708	$282,979,062		$4,193,030	$518,814

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 58.3%
Alternative Assets — 2.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	449,812	6,360,347

Fixed Income — 10.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	800,921	9,234,618
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	425,575	3,502,482
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	134,105	1,070,159
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	123,723	986,071
JPMorgan High Yield Fund Class R6 Shares (a)	584,734	4,204,238
JPMorgan Managed Income Fund Class L Shares (a)	474,756	4,761,807

Total Fixed Income		23,759,375

International Equity — 8.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,160,258	19,179,066

U.S. Equity — 37.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,034,679	88,203,346

TOTAL INVESTMENT COMPANIES (Cost $132,551,189)		137,502,134

EXCHANGE TRADED FUNDS — 39.1%
Alternative Assets — 2.9%
Schwab U.S. REIT ETF	152,858	6,791,481

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	9,996	1,090,263

International Equity — 26.6%
iShares Core MSCI EAFE ETF	1,033,566	62,809,806

U.S. Equity — 9.1%
iShares Russell 2000 ETF	57,522	8,806,043
iShares Russell Mid-Cap ETF	233,759	12,611,298

Total U.S. Equity		21,417,341

TOTAL EXCHANGE TRADED FUNDS (Cost $91,048,776)		92,108,891

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $885,953)	890,000	887,149

	Shares
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $5,623,274)	5,623,274	5,623,274

Total Investments — 100.2% (Cost $230,109,192)		236,121,448
Liabilities in Excess of Other Assets — (0.2%)		(385,416)

Net Assets — 100.0%		235,736,032

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	14	06/2019	USD	740,600	(11,164)
S&P 500 E-Mini Index	51	06/2019	USD	7,234,350	216,647

					205,483

Short Contracts
Hang Seng Index	(3)	04/2019	HKD	(556,684)	(7,402)
EURO STOXX 50 Index	(61)	06/2019	EUR	(2,245,082)	(45,023)
Russell 2000 E-Mini Index	(1)	06/2019	USD	(77,200)	(675)
SPI 200 Index	(5)	06/2019	AUD	(548,247)	357

					(52,743)

					152,740

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$235,234,299	$887,149	$—	$236,121,448

Appreciation in Other Financial Instruments
Futures Contracts (a)	$216,647	$357	$—	$217,004

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(56,862)	$(7,402)	$—	$(64,264)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes is held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$9,782,496	$3,282,303	$4,049,335	$(132,002)	$351,156	$9,234,618	800,921	$223,224	$10,489
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,446,515	1,769,394	2,798,028	(80,316)	164,917	3,502,482	425,575	119,097	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,307,426	400,924	3,475,185	(352,133)	118,968	—	—	106,053	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,336,481	49,672	349,462	(25,860)	59,328	1,070,159	134,105	49,672	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,746,010	1,445,020	5,169,029	40,166	(62,167)	—	—	49,686	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	18,931,726	322,494	(2,202)	572,036	19,179,066	1,160,258	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,311,217	47,981	377,066	(44,280)	48,219	986,071	123,723	47,981	—
JPMorgan Equity Index Fund Class R6 Shares (a)	62,035,222	25,089,007	2,107,027	(45,537)	3,231,681	88,203,346	2,034,679	1,027,708	242,402
JPMorgan High Yield Fund Class R6 Shares (a)	6,430,071	1,037,956	3,174,380	(178,561)	89,152	4,204,238	584,734	266,568	—
JPMorgan Managed Income Fund Class L Shares (a)	—	5,129,901	378,510	(379)	10,795	4,761,807	474,756	54,549	1,062
JPMorgan Realty Income Fund Class R6 Shares (a)	4,454,701	1,464,269	—	—	441,377	6,360,347	449,812	73,653	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	3,423,216	66,476,415	64,276,357	—	—	5,623,274	5,623,274	55,042	—

Total	$100,273,355	$125,124,568	$86,476,873	$(821,104)	$5,025,462	$143,125,408		$2,073,233	$253,953

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 61.4%
Alternative Assets — 2.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	62,294	880,843
Fixed Income — 9.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	135,632	1,563,841
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	60,872	500,976
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,300	146,034
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	18,307	145,903
JPMorgan High Yield Fund Class R6 Shares (a)	80,792	580,897

Total Fixed Income		2,937,651

International Equity — 8.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	163,220	2,698,030
U.S. Equity — 40.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	295,855	12,825,308

TOTAL INVESTMENT COMPANIES (Cost $18,634,882)		19,341,832

EXCHANGE TRADED FUNDS — 37.7%
Alternative Assets — 2.7%
Schwab U.S. REIT ETF	19,181	852,212

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	1,355	147,790

International Equity — 25.4%
iShares Core MSCI EAFE ETF	131,853	8,012,707

U.S. Equity — 9.1%
iShares Russell 2000 ETF	7,307	1,118,628
iShares Russell Mid-Cap ETF	32,422	1,749,167

Total U.S. Equity		2,867,795

TOTAL EXCHANGE TRADED FUNDS (Cost $11,798,448)		11,880,504

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes 2.00%, 1/31/2020 (Cost $19,903)	20,000	19,936

	Shares
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b) (Cost $488,962)	488,962	488,962

Total Investments — 100.8% (Cost $30,942,195)		31,731,234
Liabilities in Excess of Other Assets — (0.8%)		(255,204)

Net Assets — 100.0%		31,476,030

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,711,298	$19,936	$—	$31,731,234

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Notes. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$371,184	$1,235,495	$84,860	$(630)	$42,652	$1,563,841	135,632	$25,144	$1,346
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	406,965	386,557	305,145	(4,234)	16,833	500,976	60,872	14,840	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	255,255	235,277	470,002	(37,782)	17,252	—	—	12,871	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	107,941	87,646	51,979	(4,147)	6,573	146,034	18,300	3,974	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	326,503	258,453	583,651	(9,198)	7,893	—	—	5,610	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	2,631,489	—	—	66,541	2,698,030	163,220	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	91,327	149,599	95,965	(6,122)	7,064	145,903	18,307	1,857	—
JPMorgan Equity Index Fund Class R6 Shares (a)	5,357,220	7,794,343	756,103	(35,249)	465,097	12,825,308	295,855	132,796	29,985
JPMorgan High Yield Fund Class R6 Shares (a)	506,966	457,019	375,112	(14,523)	6,547	580,897	80,792	29,603	—
JPMorgan Realty Income Fund Class R6 Shares (a)	356,737	461,514	—	—	62,592	880,843	62,294	8,318	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	59,739	13,833,591	13,404,368	—	—	488,962	488,962	7,510	—

Total	$7,839,837	$27,530,983	$16,127,185	$(111,885)	$699,044	$19,830,794		$242,523	$31,331

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 67.6%
Alternative Assets — 0.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	76,956	1,088,155

Fixed Income — 54.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	10,499,387	121,057,931
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	7,121,001	58,605,840
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	378,391	3,019,563
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,234,968	9,842,691
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,413,867	12,965,163
JPMorgan High Yield Fund Class R6 Shares (a)	5,756,110	41,386,430
JPMorgan Income Fund Class R6 Shares (a)	278,968	2,616,722
JPMorgan Managed Income Fund Class L Shares (a)	2,538,056	25,456,698

Total Fixed Income		274,951,038

U.S. Equity — 12.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,504,551	65,222,291

TOTAL INVESTMENT COMPANIES (Cost $334,803,931)		341,261,484

EXCHANGE TRADED FUNDS — 30.2%
Alternative Assets — 1.8%
Schwab U.S. REIT ETF	205,179	9,116,103

Fixed Income — 13.2%
iShares Core U.S. Aggregate Bond ETF	262,425	28,622,695
iShares TIPS Bond ETF	334,177	37,785,393

Total Fixed Income		66,408,088

International Equity — 12.0%
iShares Core MSCI EAFE ETF	785,296	47,722,438
iShares Core MSCI Emerging Markets ETF	249,998	12,927,396

Total International Equity		60,649,834

U.S. Equity — 3.2%
iShares Russell 2000 ETF	39,947	6,115,486
iShares Russell Mid-Cap ETF	191,348	10,323,225

Total U.S. Equity		16,438,711

TOTAL EXCHANGE TRADED FUNDS (Cost $145,041,045)		152,612,736

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $1,323,953)	1,330,000	1,325,740

	Shares
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (c) (Cost $5,383,157)	5,383,157	5,383,157

Total Investments — 99.2% (Cost $486,552,086)		500,583,117
Other Assets Less Liabilities — 0.8%		4,130,501

Net Assets — 100.0%		504,713,618

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	56	06/2019	USD	7,943,600	237,886
U.S. Treasury 10 Year Note	31	06/2019	USD	3,853,203	59,963

					297,849

Short Contracts
Hang Seng Index	(6)	04/2019	HKD	(1,113,368)	(14,804)
EURO STOXX 50 Index	(145)	06/2019	EUR	(5,336,669)	(107,014)
MSCI Emerging Markets E-Mini Index	(24)	06/2019	USD	(1,269,600)	(16,015)
Russell 2000 E-Mini Index	(11)	06/2019	USD	(849,200)	(7,407)
SPI 200 Index	(10)	06/2019	AUD	(1,096,494)	714

					(144,526)

					153,323

Abbreviations

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$499,257,377	$1,325,740	$—	$500,583,117

Appreciation in Other Financial Instruments
Futures Contracts (a)	$297,849	$714	$—	$298,563

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(130,436)	$(14,804)	$—	$(145,240)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares (a)	$5,414,376	$—	$5,212,303	$(280,559)	$78,486	$—	—	—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	85,641,137	48,541,349	16,000,690	(388,664)	3,264,799	121,057,931	10,499,387	2,262,191	84,362
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	43,646,460	23,580,424	10,087,018	(177,050)	1,643,024	58,605,840	7,121,001	1,287,702	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,148,604	572,444	4,841,230	(289,047)	428,792	3,019,563	378,391	120,019	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,991,171	3,640,386	—	—	211,134	9,842,691	1,234,968	251,256	—
JPMorgan Equity Index Fund Class R6 Shares (a)	62,040,556	23,592,052	24,773,164	172,945	4,189,902	65,222,291	1,504,551	850,112	211,265
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	11,530,579	4,526,214	2,785,808	(202,910)	(102,912)	12,965,163	1,413,867	546,740	—
JPMorgan High Yield Fund Class R6 Shares (a)	26,165,249	17,561,487	2,714,874	(109,229)	483,797	41,386,430	5,756,110	1,410,400	—
JPMorgan Income Fund Class R6 Shares (a)	—	2,597,246	—	—	19,476	2,616,722	278,968	7,013	—
JPMorgan Managed Income Fund Class L Shares (a)	—	35,205,484	9,787,083	(2,988)	41,285	25,456,698	2,538,056	186,042	2,493
JPMorgan Realty Income Fund Class R6 Shares (a)	4,384,299	54,582	3,370,935	(23,811)	44,020	1,088,155	76,956	54,582	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	17,706,320	218,736,281	231,059,444	—	—	5,383,157	5,383,157	293,474	—

Total	$269,668,751	$378,607,949	$310,632,549	$(1,301,313)	$10,301,803	$346,644,641		$7,269,531	$298,120

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.5%
Aerospace & Defense — 3.5%
General Dynamics Corp.	1,457	246,614
Northrop Grumman Corp.	829	223,608
United Technologies Corp.	190	24,507

		494,729

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	176	19,689

Airlines — 0.2%
Delta Air Lines, Inc.	569	29,407

Auto Components — 0.2%
Aptiv plc	74	5,905
BorgWarner, Inc.	419	16,095

		22,000

Banks — 5.2%
Bank of America Corp.	4,664	128,668
Citigroup, Inc.	1,131	70,388
First Republic Bank	58	5,873
Huntington Bancshares, Inc.	9,259	117,399
KeyCorp	8,129	128,029
SunTrust Banks, Inc.	1,684	99,766
SVB Financial Group *	492	109,341
Wells Fargo & Co.	1,331	64,333

		723,797

Beverages — 3.9%
Coca-Cola Co. (The)	7,892	369,801
Constellation Brands, Inc., Class A	971	170,301
PepsiCo, Inc.	39	4,744

		544,846

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. *	592	79,994
Biogen, Inc. *	184	43,565
Celgene Corp. *	300	28,306
Regeneron Pharmaceuticals, Inc. *	155	63,578
Vertex Pharmaceuticals, Inc. *	580	106,779

		322,222

Capital Markets — 2.8%
Ameriprise Financial, Inc.	879	112,652
Bank of New York Mellon Corp. (The)	532	26,813
Charles Schwab Corp. (The)	585	25,031
Intercontinental Exchange, Inc.	77	5,831
Morgan Stanley	5,301	223,691

		394,018

Chemicals — 1.7%
DowDuPont, Inc.	1,139	60,726
Eastman Chemical Co.	1,822	138,251
Linde plc (United Kingdom)	221	38,925
PPG Industries, Inc.	41	4,630

		242,532

Commercial Services & Supplies — 0.0% (a)
Waste Management, Inc.	60	6,197

Consumer Finance — 0.1%
American Express Co.	95	10,359

Containers & Packaging — 0.7%
Crown Holdings, Inc. * (b)	1,716	93,654

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B *	165	33,178

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	5,473	171,630
Verizon Communications, Inc.	2,636	155,837

		327,467

Electric Utilities — 3.1%
Edison International (b)	255	15,764
Evergy, Inc.	128	7,410
NextEra Energy, Inc. (b)	1,156	223,533
Xcel Energy, Inc.	3,369	189,399

		436,106

Electrical Equipment — 1.4%
Eaton Corp. plc	2,424	195,283
Emerson Electric Co.	80	5,487

		200,770

Entertainment — 1.9%
Electronic Arts, Inc. *	522	53,095
Netflix, Inc. *	598	213,111

		266,206

Equity Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.	92	18,497
Prologis, Inc.	3,016	217,030
Ventas, Inc.	379	24,152
Vornado Realty Trust	115	7,785

		267,464

Food Products — 0.4%
Mondelez International, Inc., Class A	974	48,608

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	99	24,598
Boston Scientific Corp. *	5,072	194,672
Intuitive Surgical, Inc. *	187	106,702
Medtronic plc	516	46,989
Zimmer Biomet Holdings, Inc.	541	69,110

		442,071

Health Care Providers & Services — 3.5%
Anthem, Inc.	25	7,167
Cigna Corp.	1,524	245,032
DaVita, Inc. *	278	15,120
UnitedHealth Group, Inc.	869	214,955

		482,274

Hotels, Restaurants & Leisure — 1.3%
Royal Caribbean Cruises Ltd. (b)	1,357	155,567
Yum! Brands, Inc.	321	32,007

		187,574

Household Durables — 0.5%
Lennar Corp., Class A	1,421	69,771

Household Products — 0.1%
Procter & Gamble Co. (The)	156	16,208

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	514	81,639

Insurance — 1.3%
Allstate Corp. (The)	462	43,478

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Arthur J Gallagher & Co.	555	43,368
Hartford Financial Services Group, Inc. (The)	933	46,395
Lincoln National Corp.	437	25,627
MetLife, Inc.	423	18,009
Travelers Cos., Inc. (The)	62	8,525

		185,402

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A *	340	400,209
Alphabet, Inc., Class C *	139	162,907
Facebook, Inc., Class A *	40	6,658

		569,774

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. *	325	578,507

IT Services — 6.2%
Accenture plc, Class A	808	142,163
Alliance Data Systems Corp.	113	19,687
Automatic Data Processing, Inc.	355	56,673
Fidelity National Information Services, Inc.	71	8,064
Fiserv, Inc. * (b)	153	13,503
Mastercard, Inc., Class A	952	224,108
PayPal Holdings, Inc. *	700	72,736
Visa, Inc., Class A	2,039	318,420
WEX, Inc. *	37	7,110

		862,464

Machinery — 2.2%
Caterpillar, Inc.	739	100,132
Deere & Co.	110	17,635
Ingersoll-Rand plc	195	21,004
Parker-Hannifin Corp.	14	2,322
Stanley Black & Decker, Inc.	1,261	171,746

		312,839

Media — 3.0%
Altice USA, Inc., Class A	156	3,355
Charter Communications, Inc., Class A *	630	218,381
Comcast Corp., Class A	1,684	67,329
Discovery, Inc., Class A * (b)	465	12,572
Discovery, Inc., Class C *	3,418	86,883
DISH Network Corp., Class A *	733	23,240

		411,760

Multiline Retail — 0.0% (a)
Dollar Tree, Inc. * (b)	43	4,560

Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	68	4,045
Sempra Energy	151	18,976

		23,021

Oil, Gas & Consumable Fuels — 5.8%
Concho Resources, Inc.	621	68,910
Diamondback Energy, Inc.	1,439	146,095
EOG Resources, Inc.	1,165	110,907
Marathon Petroleum Corp.	1,834	109,755
Occidental Petroleum Corp.	1,383	91,574
Parsley Energy, Inc., Class A *	3,431	66,209
Pioneer Natural Resources Co.	1,377	209,680

		803,130

Pharmaceuticals — 6.2%
Allergan plc	125	18,253
Elanco Animal Health, Inc. *	93	2,981
Eli Lilly & Co. (b)	329	42,661
Johnson & Johnson	844	118,040
Merck & Co., Inc.	3,297	274,218
Nektar Therapeutics * (b)	464	15,587
Pfizer, Inc.	9,195	390,527

		862,267

Road & Rail — 2.4%
Lyft, Inc., Class A *	13	1,018
Norfolk Southern Corp.	1,694	316,572
Union Pacific Corp.	103	17,223

		334,813

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc. *	2,804	71,548
Analog Devices, Inc.	1,610	169,471
Broadcom, Inc.	86	25,848
Marvell Technology Group Ltd.	526	10,462
NVIDIA Corp.	980	176,032
NXP Semiconductors NV (Netherlands)	362	32,034
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) (b)	5,202	213,078
Texas Instruments, Inc. (b)	2,445	259,384

		957,857

Software — 7.4%
Microsoft Corp.	5,937	700,194
Oracle Corp.	753	40,468
salesforce.com, Inc. *	1,803	285,618

		1,026,280

Specialty Retail — 4.4%
AutoZone, Inc. *	177	180,986
Best Buy Co., Inc.	198	14,101
Home Depot, Inc. (The)	368	70,612
Lowe’s Cos., Inc. (b)	312	34,158
O’Reilly Automotive, Inc. *	399	154,963
Ross Stores, Inc.	1,571	146,241
TJX Cos., Inc. (The)	133	7,081

		608,142

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,866	354,485

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	124	10,468
PVH Corp.	905	110,414

		120,882

Tobacco — 0.5%
Philip Morris International, Inc.	705	62,284

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	358	15,507

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	471	32,522

TOTAL COMMON STOCKS (Cost $10,071,147)		13,889,282

	No. of Warrants (000)
WARRANTS — 0.0% (a)
Consumer Finance — 0.0% (a)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $—)	24	—	(c)

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $93,222)	93,222	93,222

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	36,011	36,015
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e)	11,799	11,799

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $47,814)		47,814

Total Investments — 100.5% (Cost $10,212,183)		14,030,318
Liabilities in Excess of Other Assets — (0.5%)		(70,294)

Net Assets — 100.0%		13,960,024

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $46,556,000.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	296	06/2019	USD	41,988	471

					471

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,030,318	$—	(b)	$—	$14,030,318

Appreciation in Other Financial Instruments
Futures Contracts (c)	$471	$—		$—	$471

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.
(c)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$389,000	$353,000	$15	$—	$36,015	36,011	$624	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	311,280	299,481	—	—	11,799	11,799	195	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	152,987	2,078,571	2,138,336	—	—	93,222	93,222	1,905	—

Total	$152,987	$2,778,851	$2,790,817	$15	$—	$141,036		$2,724	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 124.9%
COMMON STOCKS — 124.4%
Aerospace & Defense - 3.9%
General Dynamics Corp. (a)	864	146,255
Northrop Grumman Corp. (a)	311	83,742
United Technologies Corp.	338	43,568

		273,565

Airlines — 0.6%
Delta Air Lines, Inc.	785	40,538

Auto Components — 0.5%
Aptiv plc (a)	425	33,796

Banks — 6.2%
Bank of America Corp. (a)	4,086	112,739
Citigroup, Inc.	1,121	69,752
Citizens Financial Group, Inc.	501	16,298
First Republic Bank	269	26,992
KeyCorp	3,974	62,597
SVB Financial Group *	239	53,170
Wells Fargo & Co.	1,645	79,489
Zions Bancorp NA	278	12,642

		433,679

Beverages — 1.9%
Coca-Cola Co. (The) (a)	2,029	95,075
Constellation Brands, Inc., Class A	93	16,288
PepsiCo, Inc. (a)	178	21,805

		133,168

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. *	340	45,988
Celgene Corp. *	634	59,841
Incyte Corp. *	158	13,549
Regeneron Pharmaceuticals, Inc. *	99	40,453
Vertex Pharmaceuticals, Inc. *	262	48,176

		208,007

Building Products — 0.2%
Masco Corp.	361	14,188

Capital Markets — 2.4%
Ameriprise Financial, Inc.	332	42,506
Intercontinental Exchange, Inc.	352	26,796
Morgan Stanley (a)	2,387	100,714

		170,016

Chemicals — 4.3%
Air Products & Chemicals, Inc.	113	21,651
DowDuPont, Inc. (a)	2,624	139,884
Linde plc (United Kingdom)	620	109,098
PPG Industries, Inc.	189	21,282
RPM International, Inc.	183	10,631

		302,546

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	274	28,471

Consumer Finance — 1.0%
American Express Co.	436	47,610
Capital One Financial Corp.	83	6,813
Synchrony Financial	450	14,350

		68,773

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B * (a)	338	67,887
Voya Financial, Inc.	215	10,727

		78,614

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	2,000	62,729

Electric Utilities — 4.1%
American Electric Power Co., Inc.	250	20,976
Edison International	540	33,453
Evergy, Inc.	864	50,159
Exelon Corp.	535	26,822
NextEra Energy, Inc. (a)	557	107,599
Xcel Energy, Inc.	859	48,259

		287,268

Electrical Equipment — 0.5%
Emerson Electric Co.	470	32,201

Entertainment — 2.4%
Electronic Arts, Inc. *	1,061	107,796
Netflix, Inc. * (a)	175	62,231

		170,027

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	146	29,354
JBG SMITH Properties	310	12,807
Prologis, Inc.	1,008	72,537
Ventas, Inc.	447	28,530
Vornado Realty Trust	675	45,491

		188,719

Food Products — 0.7%
Mondelez International, Inc., Class A (a)	1,051	52,470

Health Care Equipment & Supplies — 5.2%
Boston Scientific Corp. * (a)	3,278	125,811
Intuitive Surgical, Inc. *	74	42,108
Medtronic plc (a)	573	52,180
Zimmer Biomet Holdings, Inc. (a)	1,155	147,513

		367,612

Health Care Providers & Services — 3.8%
Anthem, Inc.	150	43,121
Cigna Corp. (a)	410	65,861
DaVita, Inc. *	891	48,397
UnitedHealth Group, Inc. (a)	449	111,015

		268,394

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	56	10,692
Royal Caribbean Cruises Ltd.	453	51,889
Yum! Brands, Inc.	661	65,927

		128,508

Household Durables — 0.1%
Lennar Corp., Class A	141	6,899

Household Products — 1.2%
Procter & Gamble Co. (The)	784	81,573

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	820	130,343

Insurance — 2.4%
Allstate Corp. (The)	796	74,943
Arthur J Gallagher & Co.	152	11,895
Axis Capital Holdings Ltd.	251	13,772
Lincoln National Corp.	467	27,416
Travelers Cos., Inc. (The)	286	39,165

		167,191

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A * (a)	163	192,250
Alphabet, Inc., Class C * (a)	155	181,668
Facebook, Inc., Class A * (a)	184	30,588

		404,506

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. * (a)	168	299,357
Expedia Group, Inc.	118	13,986

		313,343

IT Services — 8.4%
Alliance Data Systems Corp.	28	4,933
Automatic Data Processing, Inc. (a)	541	86,401
Fidelity National Information Services, Inc.	359	40,655
First Data Corp., Class A *	1,620	42,553
Fiserv, Inc. *	786	69,426
Mastercard, Inc., Class A (a)	487	114,681
PayPal Holdings, Inc. *	943	97,929
Visa, Inc., Class A	561	87,551
WEX, Inc. *	246	47,172

		591,301

Machinery — 2.4%
Caterpillar, Inc. (a)	216	29,204
Deere & Co.	74	11,852
Ingersoll-Rand plc	261	28,143
Parker-Hannifin Corp.	62	10,673
Stanley Black & Decker, Inc.	633	86,213

		166,085

Media — 4.6%
Altice USA, Inc., Class A	1,081	23,225
Charter Communications, Inc., Class A *	279	96,907
Comcast Corp., Class A	3,110	124,337
Discovery, Inc., Class A *	2,130	57,559
Discovery, Inc., Class C *	922	23,431

		325,459

Multiline Retail — 0.3%
Dollar Tree, Inc. *	199	20,949

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	313	18,582
Sempra Energy	95	11,929

		30,511

Oil, Gas & Consumable Fuels — 9.1%
Concho Resources, Inc.	107	11,908
Diamondback Energy, Inc.	896	90,938
EOG Resources, Inc. (a)	521	49,569
Marathon Petroleum Corp. (a)	2,684	160,611
Occidental Petroleum Corp. (a)	1,513	100,143
ONEOK, Inc.	313	21,887
Parsley Energy, Inc., Class A *	3,088	59,599
Pioneer Natural Resources Co. (a)	829	126,232
TransCanada Corp. (Canada)	443	19,889

		640,776

Pharmaceuticals — 5.5%
Allergan plc	180	26,334
Elanco Animal Health, Inc. *	534	17,116
Eli Lilly & Co.	339	43,944
Merck & Co., Inc.	1,792	149,047
Pfizer, Inc. (a)	3,494	148,403

		384,844

Road & Rail — 3.0%
Lyft, Inc., Class A *	119	9,332
Norfolk Southern Corp. (a)	645	120,603
Union Pacific Corp. (a)	473	79,152

		209,087

Semiconductors & Semiconductor Equipment — 6.8%
Broadcom, Inc. (a)	395	118,796
NVIDIA Corp. (a)	433	77,713
NXP Semiconductors NV (Netherlands)	559	49,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,874	117,707
Texas Instruments, Inc. (a)	1,037	109,983

		473,626

Software — 8.3%
Anaplan, Inc. *	291	11,473
Microsoft Corp. (a)	3,039	358,411
Oracle Corp.	1,010	54,248
salesforce.com, Inc. * (a)	857	135,743
ServiceNow, Inc. *	47	11,664
Workday, Inc., Class A *	37	7,180

		578,719

Specialty Retail — 6.2%
Advance Auto Parts, Inc.	100	17,037
AutoZone, Inc. * (a)	102	104,859
Best Buy Co., Inc.	318	22,563
Home Depot, Inc. (The) (a)	467	89,542
Lowe’s Cos., Inc.	646	70,713
O’Reilly Automotive, Inc. *	77	29,883
Ross Stores, Inc.	615	57,243
TJX Cos., Inc. (The)	818	43,529

		435,369

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. (a)	1,053	200,105

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	732	61,618
PVH Corp.	170	20,756

		82,374

Tobacco — 1.2%
Philip Morris International, Inc.	965	85,264

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. *	455	19,744

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. *	419	28,925

TOTAL COMMON STOCKS (Cost $6,116,149)		8,720,282

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $34,217)	34,217	34,217

TOTAL LONG POSITIONS (Cost $6,150,366)		8,754,499

SHORT POSITIONS — (24.7)%
COMMON STOCKS — (24.7)%
Aerospace & Defense — (1.0)%
Huntington Ingalls Industries, Inc.	(67)	(13,850)
Lockheed Martin Corp.	(107)	(32,213)
Raytheon Co.	(34)	(6,261)
Textron, Inc.	(312)	(15,820)

		(68,144)

Air Freight & Logistics — (0.3)%
CH Robinson Worldwide, Inc.	(196)	(17,090)
Expeditors International of Washington, Inc.	(96)	(7,280)

		(24,370)

Auto Components — (0.3)%
Autoliv, Inc. (Sweden)	(89)	(6,545)
Garrett Motion, Inc. (Switzerland) *	(768)	(11,313)

		(17,858)

Banks — (1.1)%
Associated Banc-Corp.	(151)	(3,222)
BancorpSouth Bank	(521)	(14,716)
Bank of Hawaii Corp.	(168)	(13,269)
Commerce Bancshares, Inc.	(216)	(12,557)
First Hawaiian, Inc.	(151)	(3,932)
People’s United Financial, Inc.	(1,167)	(19,193)
US Bancorp	(143)	(6,915)

		(73,804)

Biotechnology — (0.5)%
AbbVie, Inc.	(191)	(15,391)
Amgen, Inc.	(93)	(17,655)

		(33,046)

Building Products — (0.4)%
Johnson Controls International plc	(760)	(28,078)

Chemicals — (1.0)%
Albemarle Corp.	(372)	(30,488)
Ecolab, Inc.	(41)	(7,322)
LyondellBasell Industries NV, Class A	(354)	(29,735)

		(67,545)

Commercial Services & Supplies — (0.2)%
Republic Services, Inc.	(142)	(11,450)

Construction Materials — (0.2)%
Martin Marietta Materials, Inc.	(36)	(7,290)
Vulcan Materials Co.	(66)	(7,872)

		(15,162)

Consumer Finance — 0.0% (d)
Discover Financial Services	(40)	(2,865)

Containers & Packaging — (0.2)%
Sonoco Products Co.	(204)	(12,580)

Electric Utilities — (1.0)%
Duke Energy Corp.	(230)	(20,671)
Eversource Energy	(205)	(14,509)
Southern Co. (The)	(631)	(32,590)

		(67,770)

Electrical Equipment — (0.7)%
Acuity Brands, Inc.	(160)	(19,146)
Hubbell, Inc.	(174)	(20,487)
Sensata Technologies Holding plc *	(285)	(12,835)

		(52,468)

Energy Equipment & Services — (0.8)%
Baker Hughes a GE Co.	(1,244)	(34,471)
Helmerich & Payne, Inc.	(167)	(9,251)
National Oilwell Varco, Inc.	(183)	(4,876)
Schlumberger Ltd.	(240)	(10,466)

		(59,064)

Entertainment — (0.2)%
Viacom, Inc., Class B	(393)	(11,026)

Equity Real Estate Investment Trusts (REITs) — (1.2)%
American Tower Corp.	(41)	(8,105)
Apartment Investment & Management Co., Class A	(80)	(4,021)
Crown Castle International Corp.	(75)	(9,563)
Extra Space Storage, Inc.	(99)	(10,101)
Realty Income Corp.	(196)	(14,386)
Simon Property Group, Inc.	(74)	(13,424)
UDR, Inc.	(236)	(10,721)
Welltower, Inc.	(177)	(13,730)

		(84,051)

Food & Staples Retailing — (0.7)%
Kroger Co. (The)	(865)	(21,271)
Sysco Corp.	(210)	(14,017)
Walgreens Boots Alliance, Inc.	(155)	(9,812)
Walmart, Inc.	(71)	(6,932)

		(52,032)

Food Products — (0.1)%
Hershey Co. (The)	(63)	(7,184)

Gas Utilities — (0.2)%
National Fuel Gas Co.	(184)	(11,243)

Health Care Equipment & Supplies — (1.1)%
Abbott Laboratories	(287)	(22,955)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Dentsply Sirona, Inc.	(126)	(6,257)
Stryker Corp.	(118)	(23,217)
Varian Medical Systems, Inc. *	(157)	(22,260)

		(74,689)

Health Care Providers & Services — (1.1)%
AmerisourceBergen Corp.	(156)	(12,388)
Cardinal Health, Inc.	(433)	(20,825)
Henry Schein, Inc. *	(481)	(28,903)
Humana, Inc.	(17)	(4,579)
Patterson Cos., Inc.	(572)	(12,500)

		(79,195)

Health Care Technology — (0.2)%
Cerner Corp. *	(280)	(16,019)

Hotels, Restaurants & Leisure — (0.3)%
Starbucks Corp.	(244)	(18,126)

Household Durables — (0.1)%
Whirlpool Corp.	(78)	(10,393)

Household Products — (0.9)%
Church & Dwight Co., Inc.	(104)	(7,403)
Clorox Co. (The)	(184)	(29,476)
Colgate-Palmolive Co.	(435)	(29,786)

		(66,665)

Industrial Conglomerates — (0.2)%
3M Co.	(84)	(17,527)

Insurance — (0.5)%
Aon plc	(42)	(7,143)
Arch Capital Group Ltd. *	(242)	(7,822)
RenaissanceRe Holdings Ltd. (Bermuda)	(57)	(8,186)
Torchmark Corp.	(118)	(9,697)
Unum Group	(32)	(1,073)

		(33,921)

Interactive Media & Services — (0.1)%
Snap, Inc., Class A *	(789)	(8,696)

Internet & Direct Marketing Retail — (0.4)%
eBay, Inc.	(671)	(24,922)

IT Services — (0.5)%
Infosys Ltd., ADR (India)	(956)	(10,452)
Jack Henry & Associates, Inc.	(65)	(9,015)
Western Union Co. (The)	(768)	(14,185)

		(33,652)

Machinery — (0.6)%
Donaldson Co., Inc.	(80)	(4,016)
Illinois Tool Works, Inc.	(226)	(32,447)
Wabtec Corp.	(97)	(7,129)

		(43,592)

Media — (1.1)%
AMC Networks, Inc., Class A *	(234)	(13,280)
Fox Corp., Class A *	(260)	(9,538)
Interpublic Group of Cos., Inc. (The)	(1,184)	(24,874)
Omnicom Group, Inc.	(383)	(27,966)

		(75,658)

Multiline Retail — (0.6)%
Kohl’s Corp.	(301)	(20,717)
Target Corp.	(275)	(22,045)

		(42,762)

Multi-Utilities — (0.7)%
Ameren Corp.	(192)	(14,158)
Dominion Energy, Inc.	(503)	(38,528)

		(52,686)

Oil, Gas & Consumable Fuels — (2.4)%
Apache Corp.	(854)	(29,613)
Cimarex Energy Co.	(49)	(3,455)
ConocoPhillips	(157)	(10,452)
Enbridge, Inc. (Canada)	(576)	(20,900)
Exxon Mobil Corp.	(1,048)	(84,696)
Hess Corp.	(123)	(7,407)
Kinder Morgan, Inc.	(361)	(7,233)
Williams Cos., Inc. (The)	(253)	(7,278)

		(171,034)

Paper & Forest Products — (0.2)%
Domtar Corp.	(271)	(13,462)

Professional Services — (0.3)%
Robert Half International, Inc.	(373)	(24,276)

Road & Rail — (0.1)%
JB Hunt Transport Services, Inc.	(37)	(3,710)

Semiconductors & Semiconductor Equipment — (1.0)%
Applied Materials, Inc.	(272)	(10,775)
Lam Research Corp.	(287)	(51,342)
QUALCOMM, Inc.	(93)	(5,298)

		(67,415)

Software — (0.4)%
Citrix Systems, Inc.	(183)	(18,194)
Splunk, Inc. *	(54)	(6,751)

		(24,945)

Specialty Retail — (0.3)%
Bed Bath & Beyond, Inc.	(861)	(14,621)
CarMax, Inc. *	(117)	(8,185)

		(22,806)

Technology Hardware, Storage & Peripherals — (1.0)%
Hewlett Packard Enterprise Co.	(412)	(6,350)
HP, Inc.	(288)	(5,588)
NetApp, Inc.	(195)	(13,511)
Seagate Technology plc	(658)	(31,497)
Western Digital Corp.	(217)	(10,439)

		(67,385)

Textiles, Apparel & Luxury Goods — (0.3)%
Hanesbrands, Inc.	(606)	(10,834)
Lululemon Athletica, Inc. *	(53)	(8,687)
VF Corp.	(41)	(3,525)

		(23,046)

Water Utilities — (0.2)%
American Water Works Co., Inc.	(112)	(11,685)

TOTAL COMMON STOCKS (Proceeds $(1,789,324))		(1,728,007)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Value ($000)
TOTAL SHORT POSITIONS (Proceeds $(1,789,324))	(1,728,007)

Total Investments — 100.2% (Cost $4,361,042)	7,026,492
Liabilities in Excess of Other Assets — (0.2%)	(19,623)

Net Assets — 100.0%	7,006,869

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is approximately $2,364,463,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,754,499	$—	$—	$8,754,499

Total Liabilities for Securities Sold Short (a)	$(1,728,007)	$—	$—	$(1,728,007)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 20019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	$126,714	$1,856,081	$1,948,578	$—	$—	$34,217	34,217	$1,226	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.0%
Aerospace & Defense — 2.4%
Boeing Co. (The)	82	31,273
General Dynamics Corp.	296	50,027
Northrop Grumman Corp.	80	21,617
United Technologies Corp.	381	49,148

		152,065

Airlines — 0.4%
Delta Air Lines, Inc.	264	13,626
Southwest Airlines Co.	126	6,515
United Continental Holdings, Inc. *	65	5,194

		25,335

Auto Components — 0.4%
BorgWarner, Inc.	320	12,277
Magna International, Inc. (Canada)	251	12,205

		24,482

Automobiles — 0.2%
Ford Motor Co.	1,662	14,595

Banks — 5.0%
Bank of America Corp.	3,603	99,403
Citigroup, Inc.	1,222	76,048
Citizens Financial Group, Inc.	217	7,060
Huntington Bancshares, Inc.	676	8,568
KeyCorp	1,909	30,069
SunTrust Banks, Inc.	508	30,084
Wells Fargo & Co.	1,386	66,994

		318,226

Beverages — 2.6%
Coca-Cola Co. (The)	1,917	89,819
Constellation Brands, Inc., Class A	44	7,664
Molson Coors Brewing Co., Class B	414	24,691
PepsiCo, Inc.	372	45,577

		167,751

Biotechnology — 2.3%
AbbVie, Inc.	136	10,930
Alexion Pharmaceuticals, Inc. *	165	22,368
Amgen, Inc.	48	9,187
Biogen, Inc. *	89	20,920
Celgene Corp. *	266	25,138
Gilead Sciences, Inc.	345	22,404
Regeneron Pharmaceuticals, Inc. *	29	12,048
Vertex Pharmaceuticals, Inc. *	143	26,281

		149,276

Building Products — 0.3%
Masco Corp.	538	21,136

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	659	33,216
Charles Schwab Corp. (The)	695	29,719
CME Group, Inc.	34	5,538
Intercontinental Exchange, Inc.	524	39,864
Morgan Stanley	1,237	52,191
TD Ameritrade Holding Corp.	414	20,708

		181,236

Chemicals — 2.0%
Celanese Corp.	162	15,937
DowDuPont, Inc.	1,137	60,618
Eastman Chemical Co.	425	32,217
Linde plc (United Kingdom)	84	14,857
RPM International, Inc.	54	3,125

		126,754

Commercial Services & Supplies — 0.1%
Cintas Corp.	17	3,399

Communications Equipment — 0.4%
Cisco Systems, Inc.	379	20,473
Motorola Solutions, Inc.	27	3,818

		24,291

Consumer Finance — 0.8%
American Express Co.	230	25,121
Capital One Financial Corp.	335	27,398

		52,519

Containers & Packaging — 0.4%
Avery Dennison Corp.	80	9,011
Packaging Corp. of America	35	3,507
Westrock Co.	371	14,224

		26,742

Diversified Consumer Services — 0.0% (a)
H&R Block, Inc.	109	2,612

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	495	99,507

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	168	5,279
Verizon Communications, Inc.	1,175	69,472

		74,751

Electric Utilities — 2.9%
American Electric Power Co., Inc.	191	16,033
Edison International	389	24,093
Exelon Corp.	888	44,495
FirstEnergy Corp.	124	5,153
NextEra Energy, Inc.	277	53,606
Xcel Energy, Inc.	711	39,972

		183,352

Electrical Equipment — 0.8%
Eaton Corp. plc	597	48,087

Entertainment — 2.0%
Electronic Arts, Inc. *	317	32,236
Netflix, Inc. *	148	52,939
Walt Disney Co. (The)	388	43,077

		128,252

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	149	29,963
Boston Properties, Inc.	56	7,496
Digital Realty Trust, Inc.	41	4,935
Equinix, Inc.	24	10,685
Equity Residential	114	8,601
Federal Realty Investment Trust	101	13,982
Host Hotels & Resorts, Inc.	462	8,726

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mid-America Apartment Communities, Inc.	30	3,247
Prologis, Inc.	385	27,727
Public Storage	29	6,294
Ventas, Inc.	152	9,700
Vornado Realty Trust	281	18,919

		150,275

Food Products — 1.0%
Mondelez International, Inc., Class A	1,232	61,476

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	134	10,871
Becton Dickinson and Co.	43	10,821
Boston Scientific Corp. *	1,458	55,971
Danaher Corp.	159	21,011
Intuitive Surgical, Inc. *	22	12,404
Medtronic plc	644	58,643
Zimmer Biomet Holdings, Inc.	400	51,112

		220,833

Health Care Providers & Services — 2.9%
Anthem, Inc.	118	33,846
Cigna Corp.	291	46,839
CVS Health Corp.	351	18,918
McKesson Corp.	14	1,692
UnitedHealth Group, Inc.	352	87,038

		188,333

Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	247	20,521
Royal Caribbean Cruises Ltd.	57	6,572
Yum! Brands, Inc.	411	41,032

		68,125

Household Durables — 0.3%
Lennar Corp., Class A	331	16,233

Household Products — 0.5%
Procter & Gamble Co. (The)	325	33,831

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	420	66,718

Insurance — 2.3%
Allstate Corp. (The)	124	11,640
American International Group, Inc.	610	26,275
Everest Re Group Ltd.	36	7,798
Hartford Financial Services Group, Inc. (The)	484	24,043
Lincoln National Corp.	339	19,906
Marsh & McLennan Cos., Inc.	99	9,257
MetLife, Inc.	869	36,995
Prudential Financial, Inc.	127	11,638

		147,552

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A *	97	114,499
Alphabet, Inc., Class C *	94	110,796
Facebook, Inc., Class A *	345	57,493

		282,788

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. *	125	223,057
Booking Holdings, Inc. *	7	12,493
Expedia Group, Inc.	189	22,484

		258,034

IT Services — 4.7%
Alliance Data Systems Corp.	56	9,783
Automatic Data Processing, Inc.	488	77,976
Fidelity National Information Services, Inc.	295	33,365
First Data Corp., Class A *	261	6,850
Mastercard, Inc., Class A	172	40,474
PayPal Holdings, Inc. *	587	61,001
Visa, Inc., Class A	471	73,601

		303,050

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	87	7,013
Illumina, Inc. *	40	12,512
Thermo Fisher Scientific, Inc.	104	28,527

		48,052

Machinery — 2.5%
Caterpillar, Inc.	156	21,128
Cummins, Inc.	181	28,510
Deere & Co.	81	12,925
Ingersoll-Rand plc	236	25,442
PACCAR, Inc.	448	30,518
Snap-on, Inc.	125	19,524
Stanley Black & Decker, Inc.	187	25,432

		163,479

Media — 2.6%
Charter Communications, Inc., Class A *	143	49,636
Comcast Corp., Class A	2,172	86,827
Discovery, Inc., Class A *	598	16,164
Discovery, Inc., Class C *	346	8,799
DISH Network Corp., Class A *	159	5,028

		166,454

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	523	6,746
Newmont Mining Corp.	128	4,582

		11,328

Multiline Retail — 0.3%
Dollar General Corp.	153	18,196

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	77	4,570
Sempra Energy	159	19,997

		24,567

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	736	90,667
Concho Resources, Inc.	62	6,827
Diamondback Energy, Inc.	252	25,544
EOG Resources, Inc.	529	50,328
Exxon Mobil Corp.	361	29,166
Marathon Petroleum Corp.	758	45,387
Occidental Petroleum Corp.	459	30,387
ONEOK, Inc.	347	24,206
Parsley Energy, Inc., Class A *	157	3,023
Phillips 66	32	3,036
Pioneer Natural Resources Co.	245	37,262

		345,833

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	103	17,028

Pharmaceuticals — 5.1%
Allergan plc	112	16,414
Bristol-Myers Squibb Co.	42	1,994
Eli Lilly & Co.	406	52,709
Johnson & Johnson	552	77,177
Merck & Co., Inc.	982	81,631
Mylan NV *	140	3,978
Nektar Therapeutics *	51	1,727
Pfizer, Inc.	2,068	87,824
Zoetis, Inc.	35	3,553

		327,007

Road & Rail — 2.2%
CSX Corp.	89	6,675
Lyft, Inc., Class A *	31	2,427
Norfolk Southern Corp.	333	62,180
Union Pacific Corp.	427	71,415

		142,697

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	703	74,037
Broadcom, Inc.	93	28,014
Intel Corp.	252	13,542
Marvell Technology Group Ltd.	264	5,241
NVIDIA Corp.	282	50,665
Teradyne, Inc.	207	8,245
Texas Instruments, Inc.	816	86,575

		266,319

Software — 7.4%
Adobe, Inc. *	67	17,780
Intuit, Inc.	28	7,416
Microsoft Corp.	2,601	306,779
Oracle Corp.	1,410	75,729
salesforce.com, Inc. *	416	65,939
Workday, Inc., Class A *	12	2,362

		476,005

Specialty Retail — 4.7%
Advance Auto Parts, Inc.	93	15,777
AutoZone, Inc. *	47	48,226
Best Buy Co., Inc.	376	26,743
Home Depot, Inc. (The)	433	83,059
Lowe’s Cos., Inc.	411	44,977
O’Reilly Automotive, Inc. *	61	23,667
Ross Stores, Inc.	542	50,482
TJX Cos., Inc. (The)	183	9,746

		302,677

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	1,226	232,824
Hewlett Packard Enterprise Co.	1,424	21,979
HP, Inc.	902	17,534

		272,337

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	111	9,373
PVH Corp.	152	18,569

		27,942

Tobacco — 1.5%
Altria Group, Inc.	375	21,541
Philip Morris International, Inc.	815	72,014

		93,555

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	156	6,779

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	291	20,077

TOTAL COMMON STOCKS (Cost $4,548,558)		6,351,948

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $58,125)	58,125	58,125

Total Investments — 99.9% (Cost $4,606,683)		6,410,073
Other Assets Less Liabilities — 0.1%		7,181

Net Assets — 100.0%		6,417,254

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	398	06/2019	USD	56,456	1,232

					1,232

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,410,073	$—	$—	$6,410,073

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,232	$—	$—	$1,232

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	$106,088	$433,272	$481,235	$—	$—	$58,125	58,125	$723	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.1%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	27	2,382
Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc. *	159	3,940
Auto Components — 1.2%
Stoneridge, Inc. *	288	8,317
Tenneco, Inc., Class A	447	9,897
		18,214
Banks — 8.7%
1st Source Corp.	46	2,083
BancFirst Corp.	141	7,374
BancorpSouth Bank	190	5,362
Banner Corp.	305	16,495
Cadence BanCorp	12	230
Cathay General Bancorp (a)	74	2,520
Central Pacific Financial Corp. (a)	231	6,648
Central Valley Community Bancorp	17	338
Citizens & Northern Corp.	19	476
City Holding Co.	47	3,611
Columbia Banking System, Inc.	184	6,021
CVB Financial Corp. (a)	307	6,460
East West Bancorp, Inc.	3	131
Enterprise Financial Services Corp.	44	1,782
First Commonwealth Financial Corp.	310	3,911
First Community Bancshares, Inc.	21	686
First Hawaiian, Inc.	68	1,764
First Interstate BancSystem, Inc., Class A	47	1,879
Flushing Financial Corp.	63	1,379
Great Western Bancorp, Inc.	23	727
Hope Bancorp, Inc.	152	1,984
Independent Bank Corp.	88	1,901
Independent Bank Corp. (a)	10	794
Investors Bancorp, Inc.	209	2,471
National Bank Holdings Corp., Class A	17	577
OFG Bancorp (Puerto Rico) (a)	27	540
PacWest Bancorp	51	1,903
People’s United Financial, Inc. (a)	104	1,703
Simmons First National Corp., Class A (a)	88	2,160
South State Corp.	11	759
TCF Financial Corp.	191	3,952
Trustmark Corp. (a)	465	15,631
UMB Financial Corp. (a)	46	2,939
Union Bankshares Corp.	37	1,203
United Bankshares, Inc. (a)	136	4,932
Webster Financial Corp.	45	2,255
West Bancorp, Inc. (a)	30	627
Westamerica Bancorp (a)	178	11,025
		127,233
Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc. *	172	4,616
Achillion Pharmaceuticals, Inc. *	458	1,355
Aimmune Therapeutics, Inc. * (a)	103	2,311
Alder Biopharmaceuticals, Inc. * (a)	198	2,696
Alector, Inc. * (a)	40	754
AMAG Pharmaceuticals, Inc. * (a)	21	271
Amicus Therapeutics, Inc. * (a)	316	4,303
Aptinyx, Inc. *	126	508
Arena Pharmaceuticals, Inc. *	96	4,324
Atara Biotherapeutics, Inc. * (a)	106	4,229
Athenex, Inc. * (a)	252	3,091
Biohaven Pharmaceutical Holding Co. Ltd. *	118	6,068
Bluebird Bio, Inc. * (a)	16	2,549
Clovis Oncology, Inc. * (a)	145	3,594
CytomX Therapeutics, Inc. *	108	1,164
Eagle Pharmaceuticals, Inc. *	26	1,293
Flexion Therapeutics, Inc. * (a)	111	1,389
Forty Seven, Inc. * (a)	202	3,259
Global Blood Therapeutics, Inc. * (a)	104	5,510
Gritstone Oncology, Inc. * (a)	47	629
Homology Medicines, Inc. * (a)	66	1,819
Intercept Pharmaceuticals, Inc. *	40	4,463
La Jolla Pharmaceutical Co. *	103	661
Mersana Therapeutics, Inc. * (a)	661	3,476
Myriad Genetics, Inc. * (a)	129	4,280
NewLink Genetics Corp. * (a)	110	213
Principia Biopharma, Inc. * (a)	116	3,941
Puma Biotechnology, Inc. * (a)	75	2,890
REGENXBIO, Inc. *	67	3,817
Sangamo Therapeutics, Inc. * (a)	62	592
Sarepta Therapeutics, Inc. *	28	3,325
Selecta Biosciences, Inc. *	99	236
Seres Therapeutics, Inc. * (a)	526	3,610
Solid Biosciences, Inc. * (a)	101	927
Sutro Biopharma, Inc. *	38	428
Synlogic, Inc. *	206	1,564
TCR2 Therapeutics, Inc. *	81	1,407
TG Therapeutics, Inc. * (a)	223	1,794
Twist Bioscience Corp. *	67	1,560
Vanda Pharmaceuticals, Inc. *	161	2,957
Voyager Therapeutics, Inc. *	171	3,271
Xencor, Inc. * (a)	122	3,792
Y-mAbs Therapeutics, Inc. * (a)	11	294
		105,230
Building Products — 1.1%
Continental Building Products, Inc. *	250	6,190
CSW Industrials, Inc. *	90	5,146
Masonite International Corp. *	88	4,366
		15,702
Capital Markets — 0.9%
BrightSphere Investment Group plc	33	449
Cowen, Inc. * (a)	63	912
Donnelley Financial Solutions, Inc. *	103	1,531
Houlihan Lokey, Inc.	125	5,708
Stifel Financial Corp.	94	4,933
		13,533
Chemicals — 1.2%
FutureFuel Corp.	169	2,267
Minerals Technologies, Inc.	62	3,657
OMNOVA Solutions, Inc. *	267	1,875
PolyOne Corp.	36	1,055
Trinseo SA	200	9,078
		17,932

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. (a)	47	1,708
ACCO Brands Corp.	994	8,511
Deluxe Corp.	92	4,014
Ennis, Inc.	260	5,391
HNI Corp.	91	3,288
VSE Corp.	49	1,554
		24,466
Communications Equipment — 1.1%
Ciena Corp. *	42	1,565
Infinera Corp. * (a)	641	2,783
NetScout Systems, Inc. * (a)	402	11,281
		15,629
Construction & Engineering — 2.4%
Comfort Systems USA, Inc.	75	3,935
EMCOR Group, Inc.	276	20,134
HC2 Holdings, Inc. * (a)	506	1,239
MasTec, Inc. * (a)	98	4,728
MYR Group, Inc. *	92	3,176
Sterling Construction Co., Inc. *	137	1,711
		34,923
Consumer Finance — 0.6%
Credit Acceptance Corp. * (a)	8	3,706
FirstCash, Inc.	25	2,180
Green Dot Corp., Class A *	40	2,395
Nelnet, Inc., Class A	12	639
		8,920
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	164	2,066
Myers Industries, Inc.	27	462
		2,528
Distributors — 0.2%
Core-Mark Holding Co., Inc.	80	2,985
Weyco Group, Inc.	10	310
		3,295
Diversified Consumer Services — 0.7%
Houghton Mifflin Harcourt Co. *	730	5,310
K12, Inc. *	144	4,908
		10,218
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	156	8,449
Vonage Holdings Corp. *	389	3,902
		12,351
Electric Utilities — 1.3%
El Paso Electric Co.	90	5,270
PNM Resources, Inc.	66	3,134
Portland General Electric Co.	156	8,087
Spark Energy, Inc., Class A (a)	234	2,083
		18,574
Electrical Equipment — 1.0%
Bloom Energy Corp., Class A * (a)	10	135
Generac Holdings, Inc. *	241	12,341
Powell Industries, Inc.	78	2,076
		14,552
Electronic Equipment, Instruments & Components — 2.8%
Bel Fuse, Inc., Class B	19	470
Benchmark Electronics, Inc.	136	3,559
ePlus, Inc. *	73	6,455
Fabrinet (Thailand) *	86	4,482
OSI Systems, Inc. * (a)	95	8,313
Tech Data Corp. *	165	16,898
		40,177
Energy Equipment & Services — 1.4%
Dawson Geophysical Co. *	84	247
Dril-Quip, Inc. *	196	9,005
FTS International, Inc. * (a)	118	1,175
Matrix Service Co. *	345	6,751
Natural Gas Services Group, Inc. *	2	26
Nine Energy Service, Inc. *	2	40
SEACOR Holdings, Inc. *	78	3,289
Unit Corp. *	39	550
		21,083
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	241	3,576
Eros International plc (India) *	12	108
		3,684
Equity Real Estate Investment Trusts (REITs) — 6.4%
Alexander & Baldwin, Inc.	38	977
American Assets Trust, Inc.	199	9,103
Americold Realty Trust (a)	305	9,306
Ashford Hospitality Trust, Inc.	550	2,612
CorEnergy Infrastructure Trust, Inc.	8	302
CoreSite Realty Corp.	119	12,693
Cousins Properties, Inc.	224	2,160
CubeSmart	59	1,894
DiamondRock Hospitality Co.	503	5,443
EastGroup Properties, Inc.	38	4,287
Equity LifeStyle Properties, Inc.	23	2,572
First Industrial Realty Trust, Inc.	44	1,552
GEO Group, Inc. (The)	391	7,513
Gladstone Commercial Corp.	17	357
Hersha Hospitality Trust	72	1,227
Highwoods Properties, Inc.	33	1,539
Hospitality Properties Trust	90	2,357
Mack-Cali Realty Corp.	79	1,758
National Retail Properties, Inc.	11	609
Pebblebrook Hotel Trust (a)	390	12,107
Piedmont Office Realty Trust, Inc., Class A	164	3,419
PotlatchDeltic Corp.	48	1,825
PS Business Parks, Inc.	14	2,196
RLJ Lodging Trust	50	870
Saul Centers, Inc.	43	2,209
Taubman Centers, Inc.	29	1,539
Xenia Hotels & Resorts, Inc.	37	813
		93,239
Food & Staples Retailing — 0.3%
Rite Aid Corp. * (a)	7,641	4,852
Food Products — 1.3%
Darling Ingredients, Inc. *	612	13,241
Dean Foods Co. (a)	226	685
Sanderson Farms, Inc.	34	4,496
Seneca Foods Corp., Class A *	18	433
		18,855

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Gas Utilities — 0.4%
Northwest Natural Holding Co.	23	1,477
Southwest Gas Holdings, Inc.	45	3,685

		5,162

Health Care Equipment & Supplies — 2.9%
AngioDynamics, Inc. *	263	6,005
Axonics Modulation Technologies, Inc. *	11	268
Integer Holdings Corp. *	215	16,200
Lantheus Holdings, Inc. *	70	1,701
Meridian Bioscience, Inc.	193	3,401
Nevro Corp. *	64	4,019
NuVasive, Inc. *	120	6,821
Orthofix Medical, Inc. *	43	2,403
SI-BONE, Inc. *	15	285
Utah Medical Products, Inc.	17	1,483

		42,586

Health Care Providers & Services — 2.2%
Amedisys, Inc. *	51	6,311
Community Health Systems, Inc. * (a)	272	1,014
Cross Country Healthcare, Inc. *	351	2,468
Owens & Minor, Inc. (a)	527	2,159
Patterson Cos., Inc. (a)	124	2,698
Quorum Health Corp. * (a)	280	391
RadNet, Inc. *	118	1,462
Surgery Partners, Inc. * (a)	124	1,395
Tenet Healthcare Corp. *	141	4,052
Tivity Health, Inc. * (a)	149	2,611
Triple-S Management Corp., Class B (Puerto Rico) *	303	6,907

		31,468

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	436	4,154
HealthStream, Inc. *	80	2,231

		6,385

Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands, Inc.	462	9,440
Boyd Gaming Corp. (a)	124	3,403
Brinker International, Inc.	429	19,057
Penn National Gaming, Inc. *	343	6,894
Red Lion Hotels Corp. * (a)	158	1,273

		40,067

Household Durables — 2.5%
Hamilton Beach Brands Holding Co., Class A	36	779
KB Home	785	18,964
Sonos, Inc. * (a)	794	8,167
Taylor Morrison Home Corp., Class A *	388	6,885
TRI Pointe Group, Inc. * (a)	107	1,356
Turtle Beach Corp. * (a)	73	825

		36,976

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. *	2,001	5,042
Clearway Energy, Inc., Class A	83	1,201
Clearway Energy, Inc., Class C	180	2,721

		8,964

Insurance — 2.2%
Ambac Financial Group, Inc. *	14	248
American Equity Investment Life Holding Co.	15	400
CNO Financial Group, Inc.	222	3,597
First American Financial Corp.	30	1,540
Global Indemnity Ltd. (Cayman Islands)	18	535
Kemper Corp.	27	2,056
Kinsale Capital Group, Inc.	72	4,957
MBIA, Inc. * (a)	449	4,278
Navigators Group, Inc. (The)	24	1,705
Primerica, Inc.	71	8,636
ProAssurance Corp.	55	1,917
Third Point Reinsurance Ltd. (Bermuda) *	94	976
Universal Insurance Holdings, Inc.	53	1,646

		32,491

Interactive Media & Services — 0.9%
Liberty TripAdvisor Holdings, Inc., Class A *	222	3,153
Yelp, Inc. * (a)	310	10,681

		13,834

Internet & Direct Marketing Retail — 1.3%
Groupon, Inc. *	453	1,608
Liberty Expedia Holdings, Inc., Class A *	392	16,769

		18,377

IT Services — 2.0%
Brightcove, Inc. * (a)	318	2,671
CACI International, Inc., Class A *	17	3,040
Endurance International Group Holdings, Inc. *	196	1,421
Euronet Worldwide, Inc. *	16	2,281
NIC, Inc.	202	3,449
Perficient, Inc. *	292	8,001
Science Applications International Corp.	101	7,780
Unisys Corp. * (a)	34	394

		29,037

Life Sciences Tools & Services — 0.5%
Luminex Corp. (a)	72	1,654
Medpace Holdings, Inc. * (a)	85	4,995

		6,649

Machinery — 2.8%
Actuant Corp., Class A	184	4,494
Douglas Dynamics, Inc.	215	8,193
FreightCar America, Inc. *	3	16
Graham Corp.	31	614
Harsco Corp. *	132	2,661
Hillenbrand, Inc.	171	7,106
Kadant, Inc.	62	5,445
LB Foster Co., Class A *	20	382
Meritor, Inc. *	153	3,111
Wabash National Corp.	662	8,963

		40,985

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media - 1.8%
Entravision Communications Corp., Class A	128	414
Gannett Co., Inc. (a)	759	8,002
Hemisphere Media Group, Inc. *	202	2,844
New Media Investment Group, Inc.	111	1,160
Sinclair Broadcast Group, Inc., Class A	207	7,981
Tribune Publishing Co. *	163	1,916
WideOpenWest, Inc. * (a)	391	3,553

		25,870

Metals & Mining — 1.0%
Kaiser Aluminum Corp.	11	1,152
SunCoke Energy, Inc. * (a)	4	33
Warrior Met Coal, Inc. (a)	243	7,375
Worthington Industries, Inc.	150	5,587

		14,147

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Capstead Mortgage Corp.	66	567
Cherry Hill Mortgage Investment Corp. (a)	95	1,641
Dynex Capital, Inc.	37	226
Invesco Mortgage Capital, Inc.	169	2,667
Two Harbors Investment Corp.	452	6,121

		11,222

Multi-Utilities — 0.2%
Black Hills Corp.	41	3,069

Oil, Gas & Consumable Fuels — 3.0%
Adams Resources & Energy, Inc.	13	496
Arch Coal, Inc., Class A (a)	72	6,553
CVR Energy, Inc.	96	3,939
Denbury Resources, Inc. * (a)	911	1,868
Dorian LPG Ltd. *	5	34
Gulfport Energy Corp. *	462	3,708
NACCO Industries, Inc., Class A	42	1,609
Peabody Energy Corp.	143	4,054
Renewable Energy Group, Inc. * (a)	254	5,585
REX American Resources Corp. *	97	7,779
W&T Offshore, Inc. *	1,129	7,789

		43,414

Paper & Forest Products — 1.0%
Boise Cascade Co.	83	2,208
Domtar Corp.	35	1,748
Louisiana-Pacific Corp.	134	3,264
Verso Corp., Class A *	319	6,837

		14,057

Personal Products — 0.4%
Edgewell Personal Care Co. *	41	1,791
Herbalife Nutrition Ltd. *	31	1,643
Medifast, Inc. (a)	12	1,479
USANA Health Sciences, Inc. *	18	1,493

		6,406

Pharmaceuticals — 2.3%
Arvinas, Inc. *	4	55
Cymabay Therapeutics, Inc. *	248	3,287
Endo International plc *	366	2,940
Horizon Pharma plc * (a)	199	5,267
Lannett Co., Inc. * (a)	385	3,030
Mallinckrodt plc * (a)	94	2,046
Menlo Therapeutics, Inc. *	87	680
MyoKardia, Inc. *	111	5,766
Paratek Pharmaceuticals, Inc. * (a)	253	1,355
Prestige Consumer Healthcare, Inc. * (a)	166	4,950
Reata Pharmaceuticals, Inc., Class A *	47	3,974
resTORbio, Inc. * (a)	64	435

		33,785

Professional Services — 3.2%
Barrett Business Services, Inc.	151	11,656
Heidrick & Struggles International, Inc.	21	793
Huron Consulting Group, Inc. *	184	8,693
Kforce, Inc.	122	4,274
Navigant Consulting, Inc.	675	13,150
TrueBlue, Inc. *	140	3,310
Upwork, Inc. *	106	2,031
WageWorks, Inc. *	69	2,606

		46,513

Road & Rail — 0.7%
ArcBest Corp. (a)	222	6,826
Covenant Transportation Group, Inc., Class A *	26	492
Schneider National, Inc., Class B	45	945
YRC Worldwide, Inc. *	314	2,099

		10,362

Semiconductors & Semiconductor Equipment — 4.1%
Amkor Technology, Inc. *	596	5,091
Cirrus Logic, Inc. *	214	9,011
Cohu, Inc.	267	3,944
NeoPhotonics Corp. *	228	1,432
Rambus, Inc. *	1,522	15,903
Synaptics, Inc. * (a)	205	8,137
Veeco Instruments, Inc. *	278	3,012
Xperi Corp. (a)	550	12,868

		59,398

Software — 5.6%
ACI Worldwide, Inc. *	442	14,519
Altair Engineering, Inc., Class A *	65	2,374
Aspen Technology, Inc. *	85	8,841
Blackline, Inc. *	48	2,223
Box, Inc., Class A *	66	1,276
Cloudera, Inc. *	400	4,374
CommVault Systems, Inc. *	59	3,839
Domo, Inc., Class B *	77	3,097
j2 Global, Inc.	39	3,378
Manhattan Associates, Inc. * (a)	38	2,083
MicroStrategy, Inc., Class A *	15	2,222
Progress Software Corp.	257	11,417
Proofpoint, Inc. *	34	4,080
Qualys, Inc. *	65	5,353
SPS Commerce, Inc. *	40	4,274
Synchronoss Technologies, Inc. *	240	1,461
Telenav, Inc. *	473	2,873
TiVo Corp.	149	1,389
Zix Corp. *	346	2,383

		81,456

Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A (a)	636	17,438
Barnes & Noble Education, Inc. * (a)	625	2,624

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Conn’s, Inc. * (a)	41		928
GameStop Corp., Class A (a)	200		2,036
Hibbett Sports, Inc. *	211		4,820
Murphy USA, Inc. * (a)	57		4,855
Office Depot, Inc.	1,006		3,652
Sleep Number Corp. * (a)	188		8,812
Tailored Brands, Inc. (a)	188		1,470
Zumiez, Inc. *	207		5,157

			51,792

Technology Hardware, Storage & Peripherals — 0.0% (b)
Electronics For Imaging, Inc. * (a)	28		753

Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc. *	224		5,776
Deckers Outdoor Corp. *	90		13,244
Fossil Group, Inc. * (a)	368		5,053

			24,073

Thrifts & Mortgage Finance — 2.1%
BankFinancial Corp.	75		1,117
Capitol Federal Financial, Inc.	17		223
First Defiance Financial Corp.	34		968
Meridian Bancorp, Inc.	455		7,139
MGIC Investment Corp. *	195		2,569
NMI Holdings, Inc., Class A *	91		2,344
Northfield Bancorp, Inc.	461		6,411
Radian Group, Inc.	51		1,054
Washington Federal, Inc.	300		8,664

			30,489

Trading Companies & Distributors — 1.4%
DXP Enterprises, Inc. *	102		3,978
MRC Global, Inc. *	386		6,754
NOW, Inc. *	410		5,719
Titan Machinery, Inc. *	149		2,317
Veritiv Corp. *	63		1,648

			20,416

Water Utilities — 0.7%
American States Water Co.	137		9,754

TOTAL COMMON STOCKS (Cost $1,277,529)			1,431,469

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $—)	—	(c)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $31,548)	31,548		31,548

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	88,013		88,022
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e)	18,976		18,976

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $106,989)			106,998

Total Investments — 107.6% (Cost $1,416,066)			1,570,015
Liabilities in Excess of Other Assets — (7.6%)			(111,084)

Net Assets — 100.0%			1,458,931

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $101,571,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	332	06/2019	USD	25,630	265

					265

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,570,015	$—	(b)	$—	$1,570,015

Appreciation in Other Financial Instruments
Futures Contracts (c)	$265	$—		$—	$265

(a)	All portfolio holdings designated in level 1 and level 2 are disclosed individually in the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.
(c)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$193,001	$105,000	$12	$9	$88,022	88,013	$910	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	188,795	169,819	—	—	18,976	18,976	253	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	65,468	345,514	379,434	—	—	31,548	31,548	663	—

Total	$65,468	$727,310	$654,253	$12	$9	$138,546		$1,826	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.0%
United Technologies Corp. (a)	849	109,462

Airlines — 1.8%
Delta Air Lines, Inc.	3,172	163,833
Southwest Airlines Co.	694	36,036

		199,869

Banks — 14.1%
Bank of America Corp.	12,947	357,194
Citigroup, Inc.	2,022	125,829
Citizens Financial Group, Inc.	3,189	103,646
Fifth Third Bancorp	2,389	60,242
First Republic Bank	546	54,868
M&T Bank Corp.	1,017	159,660
PNC Financial Services Group, Inc. (The)	1,544	189,421
SunTrust Banks, Inc.	2,135	126,491
US Bancorp	2,166	104,399
Wells Fargo & Co.	5,387	260,311

		1,542,061

Beverages — 0.8%
Keurig Dr Pepper, Inc. (a)	1,657	46,351
Molson Coors Brewing Co., Class B	726	43,310

		89,661

Capital Markets — 4.3%
Charles Schwab Corp. (The)	2,019	86,324
Invesco Ltd. (a)	2,293	44,287
Morgan Stanley (a)	3,076	129,804
Northern Trust Corp.	746	67,442
T. Rowe Price Group, Inc.	1,430	143,125

		470,982

Chemicals — 0.2%
AdvanSix, Inc.*	915	26,130

Communications Equipment — 1.8%
Cisco Systems, Inc.	2,449	132,221
CommScope Holding Co., Inc. *	2,787	60,568

		192,789

Construction Materials — 1.5%
Martin Marietta Materials, Inc. (a)	785	157,922

Consumer Finance — 2.9%
American Express Co.	1,008	110,218
Capital One Financial Corp.	2,576	210,433

		320,651

Containers & Packaging — 3.4%
Ball Corp.	2,833	163,944
Graphic Packaging Holding Co. (a)	5,071	64,049
Packaging Corp. of America	713	70,858
Westrock Co.	1,911	73,290

		372,141

Distributors — 0.4%
Genuine Parts Co.	403	45,142

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	2,922	172,771

Electric Utilities — 5.2%
American Electric Power Co., Inc.	1,717	143,825
Duke Energy Corp.	697	62,692
Edison International (a)	571	35,326
Eversource Energy	864	61,308
NextEra Energy, Inc.	637	123,163
Xcel Energy, Inc.	2,579	144,963

		571,277

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	1,245	95,948

Equity Real Estate Investment Trusts (REITs) — 6.7%
American Homes 4 Rent, Class A	2,680	60,882
Brixmor Property Group, Inc.	4,580	84,135
CorePoint Lodging, Inc.	1,096	12,246
EastGroup Properties, Inc.	489	54,547
Federal Realty Investment Trust	490	67,574
Kimco Realty Corp. (a)	3,886	71,895
Mid-America Apartment Communities, Inc.	1,021	111,620
Outfront Media, Inc.	3,250	76,053
Public Storage	482	105,014
Rayonier, Inc.	2,139	67,414
Weyerhaeuser Co.	1,000	26,345

		737,725

Food & Staples Retailing — 1.3%
Kroger Co. (The)	1,476	36,308
Walgreens Boots Alliance, Inc.	1,661	105,085

		141,393

Food Products — 0.9%
Post Holdings, Inc. *	938	102,639

Health Care Equipment & Supplies — 0.7%
Medtronic plc	788	71,744

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	663	52,690
HCA Healthcare, Inc.	335	43,722
UnitedHealth Group, Inc. (a)	347	85,882

		182,294

Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc. (a)	865	38,369
Hilton Worldwide Holdings, Inc. (a)	724	60,164

		98,533

Household Products — 1.8%
Clorox Co. (The)	207	33,248
Energizer Holdings, Inc. (a)	1,296	58,250
Procter & Gamble Co. (The) (a)	1,011	105,198

		196,696

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	448	54,984
Honeywell International, Inc.	821	130,445

		185,429

Insurance — 7.4%
Alleghany Corp. *	65	39,681

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
American International Group, Inc.	2,447	105,349
Chubb Ltd. (a)	600	84,097
Fairfax Financial Holdings Ltd. (Canada)	108	50,180
Hartford Financial Services Group, Inc. (The)	1,574	78,248
Loews Corp.	3,945	189,079
Marsh & McLennan Cos., Inc.	961	90,270
Prudential Financial, Inc.	380	34,873
Travelers Cos., Inc. (The) (a)	1,004	137,691

		809,468

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	487	57,904

Machinery — 2.0%
Dover Corp.	898	84,252
Illinois Tool Works, Inc.	660	94,755
Middleby Corp. (The) * (a)	276	35,914

		214,921

Media — 3.9%
CBS Corp. (Non-Voting), Class B	1,233	58,618
Charter Communications, Inc., Class A *	396	137,233
DISH Network Corp., Class A * (a)	3,278	103,887
Entercom Communications Corp., Class A (a)	7,596	39,880
Nexstar Media Group, Inc., Class A	807	87,410

		427,028

Multiline Retail — 1.7%
Kohl’s Corp. (a)	1,329	91,417
Nordstrom, Inc. (a)	2,221	98,573

		189,990

Multi-Utilities — 0.4%
NiSource, Inc.	1,400	40,121

Oil, Gas & Consumable Fuels — 9.2%
Chevron Corp.	1,175	144,786
ConocoPhillips	1,792	119,602
Diamondback Energy, Inc.	450	45,678
EQT Corp.	1,914	39,698
Equitrans Midstream Corp. (a)	1,663	36,227
Exxon Mobil Corp.	1,410	113,905
Kinder Morgan, Inc.	6,695	133,971
Marathon Petroleum Corp.	1,365	81,690
Occidental Petroleum Corp.	1,459	96,566
PBF Energy, Inc., Class A	810	25,213
Phillips 66	643	61,240
Williams Cos., Inc. (The)	3,737	107,312

		1,005,888

Personal Products — 0.5%
Coty, Inc., Class A (a)	5,088	58,513

Pharmaceuticals — 7.0%
Allergan plc (a)	664	97,228
Johnson & Johnson	1,077	150,501
Merck & Co., Inc.	2,652	220,554
Pfizer, Inc.	7,035	298,756

		767,039

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	2,225	110,011

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	807	84,995
QUALCOMM, Inc.	585	33,370
Texas Instruments, Inc.	1,302	138,057

		256,422

Software — 1.1%
Microsoft Corp.	992	117,046

Specialty Retail — 3.8%
AutoZone, Inc. *	161	164,631
Best Buy Co., Inc.	832	59,142
Home Depot, Inc. (The)	313	60,046
Murphy USA, Inc. *	699	59,807
Tiffany & Co.	724	76,428

		420,054

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	2,387	36,838

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	492	51,292

TOTAL COMMON STOCKS (Cost $7,863,016)		10,645,794

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $—)	2,982	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $324,235)	324,235	324,235

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	138,006	138,020
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e)	48,012	48,012

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $186,032)		186,032

Total Investments — 101.9% (Cost $8,373,283)		11,156,061
Liabilities in Excess of Other Assets — (1.9%)		(204,520)

Net Assets — 100.0%		10,951,541

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations
CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $182,306,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$11,156,061	$—	$—	(b)	$11,156,061

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with a fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (a) (b)	$—	$392,000	$254,000	$20	$—	$138,020	138,006	$895	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	—	317,835	269,823	—	—	48,012	48,012	263	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	253,654	1,499,558	1,428,977	—	—	324,235	324,235	3,997	—

Total	$253,654	$2,209,393	$1,952,800	$20	$—	$510,267		$5,155	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.